Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.1%
BASIC MATERIALS - 1.9%
Chemicals - 0.6%
5,527	Air Products & Chemicals Inc.	$1,474,051
17,600	Dow Inc.	1,014,288
6,116	Ecolab Inc.	1,420,135
59,352	Linde PLC	25,848,983
5,928	Sherwin-Williams Co.	1,800,927
	Total Chemicals	31,558,384
Forest Products & Paper - 0.3%
243,898	International Paper Co.	10,997,361
Mining - 1.0%
377,937	Freeport-McMoRan Inc.	19,928,618
481,404	Newmont Corp.	20,190,084
2,121	Southern Copper Corp.	251,614
	Total Mining	40,370,316
	TOTAL BASIC MATERIALS	82,926,061
COMMUNICATIONS - 13.3%
Advertising - 0.5%
318,105	Interpublic Group of Cos., Inc.	9,978,954
137,957	Trade Desk Inc., Class A Shares*	12,799,650
	Total Advertising	22,778,604
Internet - 10.9%
10,300	Airbnb Inc., Class A Shares*	1,492,779
923,750	Alphabet Inc., Class A Shares*	159,346,875
232,834	Alphabet Inc., Class C Shares*	40,503,803
879,361	Amazon.com Inc.*	155,154,455
6,351	Booking Holdings Inc*.	23,983,599
54,860	Meta Platforms Inc., Class A Shares	25,610,294
10,563	Netflix Inc.*	6,777,432
138,718	Palo Alto Networks Inc.*	40,909,325
264,381	Uber Technologies Inc.*	17,068,437
	Total Internet	470,846,999
Media - 0.2%
2,472	Charter Communications Inc., Class A Shares*	709,761
97,793	Comcast Corp., Class A Shares	3,914,654
45,385	Walt Disney Co.	4,715,955
	Total Media	9,340,370
Telecommunications - 1.7%
6,214	Arista Networks Inc.*	1,849,597
1,068,591	AT&T Inc.	19,469,728
597,969	Cisco Systems Inc.	27,805,558
4,132	Motorola Solutions Inc.	1,507,808
100,183	T-Mobile US Inc.	17,528,018
104,472	Verizon Communications Inc.	4,299,023
	Total Telecommunications	72,459,732
	TOTAL COMMUNICATIONS	575,425,705
CONSUMER CYCLICAL - 10.7%
Airlines - 0.3%
274,764	Delta Air Lines Inc.	14,018,459
Apparel - 0.6%
263,960	NIKE Inc., Class B Shares	25,089,398

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Manufacturers - 0.6%
97,387	Ford Motor Co.	$1,181,304
283,425	General Motors Co.	12,751,291
68,466	Tesla Inc.*	12,192,425
	Total Auto Manufacturers	26,125,020
Distribution/Wholesale - 1.4%
390,356	Copart Inc.*	20,712,289
867,023	LKQ Corp.	37,308,000
	Total Distribution/Wholesale	58,020,289
Entertainment - 0.7%
45,851	International Game Technology PLC	905,099
160,353	Live Nation Entertainment Inc.*	15,031,490
94,907	Vail Resorts Inc.	17,910,849
	Total Entertainment	33,847,438
Home Builders - 0.5%
149,128	Lennar Corp., Class A Shares	23,912,675
Home Furnishings - 0.2%
91,210	Dolby Laboratories Inc., Class A Shares	7,388,922
Lodging - 0.4%
353,393	Las Vegas Sands Corp.	15,913,287
5,992	Marriott International Inc., Class A Shares	1,385,171
	Total Lodging	17,298,458
Retail - 6.0%
424	AutoZone Inc.*	1,174,454
541,028	BJ's Wholesale Club Holdings Inc.*	47,648,336
57,662	Casey's General Stores Inc.	19,131,098
16,322	Chipotle Mexican Grill Inc., Class A Shares*	51,080,025
65,196	Costco Wholesale Corp.	52,801,588
5,438	Dollar General Corp.	744,517
24,823	Home Depot Inc.	8,312,478
14,369	Lowe's Cos., Inc.	3,179,716
2,800	Lululemon Athletica Inc.*	873,572
18,066	McDonald's Corp.	4,677,107
34,402	O'Reilly Automotive Inc.*	33,138,070
27,621	Starbucks Corp.	2,215,757
11,373	Target Corp.	1,776,008
28,266	TJX Cos., Inc.	2,914,225
50,878	Ulta Beauty Inc.*	20,101,389
106,325	Walmart Inc.	6,991,932
	Total Retail	256,760,272
	TOTAL CONSUMER CYCLICAL	462,460,931
CONSUMER NON-CYCLICAL - 18.5%
Agriculture - 0.4%
44,300	Altria Group Inc.	2,048,875
13,208	Archer-Daniels-Midland Co.	824,707
153,247	Philip Morris International Inc.	15,536,181
	Total Agriculture	18,409,763
Beverages - 1.2%
96,717	Coca-Cola Co.	6,086,401
3,990	Constellation Brands Inc., Class A Shares	998,418
625,243	Keurig Dr Pepper Inc.	21,414,573

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Beverages - (continued)
415,871	Monster Beverage Corp.*	$21,592,022
34,191	PepsiCo Inc.	5,911,624
	Total Beverages	56,003,038
Biotechnology - 1.1%
17,506	Alnylam Pharmaceuticals Inc.*	2,598,416
35,768	Amgen Inc.	10,939,643
11,497	Biogen Inc.*	2,586,135
60,487	BioMarin Pharmaceutical Inc.*	4,540,759
30,997	Gilead Sciences Inc.	1,992,177
50,420	Illumina Inc.*	5,257,798
8,200	Moderna Inc.*	1,168,910
13,855	Regeneron Pharmaceuticals Inc.*	13,580,117
6,399	Vertex Pharmaceuticals Inc.*	2,913,721
	Total Biotechnology	45,577,676
Commercial Services - 1.3%
10,236	Automatic Data Processing Inc.	2,507,001
316,651	CoStar Group Inc.*	24,752,609
3,954	Moody's Corp.	1,569,698
26,789	PayPal Holdings Inc.*	1,687,439
72,935	Quanta Services Inc.	20,125,684
7,912	S&P Global Inc.	3,382,459
	Total Commercial Services	54,024,890
Cosmetics/Personal Care - 0.7%
20,320	Colgate-Palmolive Co.	1,888,947
5,697	Estee Lauder Cos., Inc., Class A Shares	702,782
1,028,024	Kenvue Inc.	19,840,863
58,485	Procter & Gamble Co.	9,623,122
	Total Cosmetics/Personal Care	32,055,714
Food - 2.5%
14,120	General Mills Inc.	970,750
3,677	Hershey Co.	727,421
19,934	Kraft Heinz Co.	705,066
547,411	Kroger Co.	28,667,914
33,769	Mondelez International Inc., Class A Shares	2,314,190
683,460	Nestle SA, ADR(a)	72,651,798
12,319	Sysco Corp.	897,070
	Total Food	106,934,209
Healthcare-Products - 4.2%
42,975	Abbott Laboratories	4,391,615
89,029	Agilent Technologies Inc.	11,610,272
116,114	Alcon Inc.	10,349,241
134,406	Baxter International Inc.	4,581,900
168,419	Boston Scientific Corp.*	12,727,424
121,871	Danaher Corp.	31,296,473
14,944	Edwards Lifesciences Corp.*	1,298,484
174,620	GE HealthCare Technologies Inc.	13,620,360
108,989	Globus Medical Inc., Class A Shares*	7,314,252
64,235	Insulet Corp.*	11,381,800
113,051	Intuitive Surgical Inc.*	45,460,068
236,968	Medtronic PLC	19,282,086
72,508	Solventum Corp.*	4,302,625

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
8,770	Stryker Corp.	$2,991,359
9,530	Thermo Fisher Scientific Inc.	5,412,849
	Total Healthcare-Products	186,020,808
Healthcare-Services - 3.6%
157,682	Centene Corp.*	11,288,454
49,879	Elevance Health Inc.	26,858,844
4,906	HCA Healthcare Inc.	1,666,813
3,016	Humana Inc.	1,080,090
37,310	Labcorp Holdings Inc.	7,272,092
219,310	UnitedHealth Group Inc.	108,639,595
	Total Healthcare-Services	156,805,888
Household Products/Wares - 0.0%
8,373	Kimberly-Clark Corp.	1,116,121
Pharmaceuticals - 3.5%
43,766	AbbVie Inc.	7,056,830
119,771	Becton Dickinson & Co.	27,783,279
50,578	Bristol-Myers Squibb Co.	2,078,250
7,188	Cigna Group	2,477,128
31,809	CVS Health Corp.	1,895,816
120,805	DexCom Inc.*	14,348,010
50,248	Eli Lilly & Co.	41,220,444
59,771	Johnson & Johnson	8,766,613
3,303	McKesson Corp.	1,881,356
63,077	Merck & Co., Inc.	7,918,687
140,228	Pfizer Inc.	4,018,934
152,208	Sanofi SA, ADR	7,462,758
115,795	Zoetis Inc., Class A Shares	19,634,200
	Total Pharmaceuticals	146,542,305
	TOTAL CONSUMER NON-CYCLICAL	803,490,412
ENERGY - 4.0%
Oil & Gas - 4.0%
42,758	Chevron Corp.	6,939,623
187,212	ConocoPhillips	21,806,454
30,450	Diamondback Energy Inc.	6,067,467
119,752	EOG Resources Inc.	14,915,112
467,866	EQT Corp.	19,224,614
112,701	Exxon Mobil Corp.	13,215,319
58,379	Hess Corp.	8,996,204
63,855	Marathon Petroleum Corp.	11,277,432
202,474	Occidental Petroleum Corp.	12,654,625
146,068	Phillips 66	20,757,724
352,756	Suncor Energy Inc.	14,399,500
265,865	Valaris Ltd.*	20,577,951
8,453	Valero Energy Corp.	1,328,304
	Total Oil & Gas	172,160,329
Oil & Gas Services - 0.0%
35,406	Schlumberger NV	1,624,781

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - 0.0%
48,694	Kinder Morgan Inc.	$949,046
	TOTAL ENERGY	174,734,156
FINANCIAL - 16.3%
Banks - 3.5%
171,024	Bank of America Corp.	6,839,250
362,097	Citigroup Inc.	22,562,264
752,500	First Horizon Corp.	11,919,600
62,358	Goldman Sachs Group Inc.	28,467,674
276,831	JPMorgan Chase & Co.	56,094,265
182,669	Morgan Stanley	17,872,335
9,838	PNC Financial Services Group Inc.	1,548,403
32,873	Truist Financial Corp.	1,240,956
38,663	US Bancorp	1,567,785
89,430	Wells Fargo & Co.	5,358,646
	Total Banks	153,471,178
Diversified Financial Services - 4.0%
14,362	American Express Co.	3,446,880
10,936	Ameriprise Financial Inc.	4,774,767
573,140	Ant Group Co., Ltd.*(a)(b)	561,219
166,035	Apollo Global Management Inc.	19,286,626
3,697	BlackRock Inc., Class A Shares	2,854,195
9,394	Capital One Financial Corp.	1,292,896
256,103	Charles Schwab Corp.	18,767,228
71,828	CME Group Inc., Class A Shares	14,579,647
14,095	Intercontinental Exchange Inc.	1,887,320
34,764	LPL Financial Holdings Inc.	9,949,804
125,709	Mastercard Inc., Class A Shares	56,200,723
127,531	Visa Inc., Class A Shares	34,747,096
167,302	Voya Financial Inc.	12,684,838
	Total Diversified Financial Services	181,033,239
Equity Real Estate Investment Trusts (REITs) - 0.9%
11,511	American Tower Corp.	2,253,163
10,773	Crown Castle Inc.	1,104,232
2,278	Equinix Inc.	1,738,068
230,648	Mid-America Apartment Communities Inc.	30,839,944
22,863	Prologis Inc.	2,526,133
3,858	Public Storage	1,056,436
	Total Equity Real Estate Investment Trusts (REITs)	39,517,976
Insurance - 6.9%
109,650	Allstate Corp.	18,368,568
168,788	American International Group Inc.	13,303,870
29,115	Aon PLC, Class A Shares	8,199,949
68,877	Assurant Inc.	11,948,093
257,388	Berkshire Hathaway Inc., Class B Shares*	106,661,587
10,041	Chubb Ltd.	2,719,304
40,642	Fairfax Financial Holdings Ltd.(a)	45,356,472
60,735	Globe Life Inc.	5,026,429
12,327	Marsh & McLennan Cos., Inc.	2,558,839
15,429	MetLife Inc.	1,116,597
70,472	Progressive Corp.	14,882,277
56,644	RenaissanceRe Holdings Ltd.	12,906,902

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
5,693	Travelers Cos., Inc.	$1,227,980
200,805	Willis Towers Watson PLC	51,263,508
	Total Insurance	295,540,375
Private Equity - 1.0%
17,700	Blackstone Inc.	2,132,850
417,824	Carlyle Group Inc.	17,949,719
194,872	KKR & Co., Inc.	20,040,636
	Total Private Equity	40,123,205
	TOTAL FINANCIAL	709,685,973
INDUSTRIAL - 7.2%
Aerospace/Defense - 1.4%
42,058	Boeing Co.*	7,469,921
6,088	General Dynamics Corp.	1,825,000
26,881	General Electric Co.	4,439,128
129,029	Howmet Aerospace Inc.	10,922,305
66,306	L3Harris Technologies Inc.	14,907,578
5,317	Lockheed Martin Corp.	2,500,798
24,162	Northrop Grumman Corp.	10,891,505
35,734	RTX Corp.	3,852,483
	Total Aerospace/Defense	56,808,718
Building Materials - 2.6%
770,483	CRH PLC	62,994,690
226,845	Johnson Controls International PLC	16,312,424
33,274	Martin Marietta Materials Inc.	19,035,390
45,545	Trane Technologies PLC	14,914,166
	Total Building Materials	113,256,670
Electrical Components & Equipment - 0.5%
37,955	AMETEK Inc.	6,436,409
48,802	Eaton Corp. PLC	16,243,746
14,187	Emerson Electric Co.	1,591,214
	Total Electrical Components & Equipment	24,271,369
Electronics - 0.4%
16,495	Honeywell International Inc.	3,335,124
37,458	Hubbell Inc., Class B Shares	14,567,042
	Total Electronics	17,902,166
Environmental Control - 0.3%
113,116	Veralto Corp.	11,150,975
10,121	Waste Management Inc.	2,132,798
	Total Environmental Control	13,283,773
Machinery-Construction & Mining - 0.6%
12,713	Caterpillar Inc.	4,303,605
47,783	GE Vernova Inc.*	8,405,030
125,705	Vertiv Holdings Co., Class A Shares	12,327,889
	Total Machinery-Construction & Mining	25,036,524
Machinery-Diversified - 0.1%
6,381	Deere & Co.	2,391,344
Miscellaneous Manufacturers - 0.7%
85,518	3M Co.	8,563,773
54,225	Carlisle Cos., Inc.	22,681,775

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturers - (continued)
7,434	Illinois Tool Works Inc.	$1,804,603
	Total Miscellaneous Manufacturers	33,050,151
Transportation - 0.6%
49,016	CSX Corp.	1,654,290
62,800	FedEx Corp.	15,948,688
5,669	Norfolk Southern Corp.	1,274,391
15,083	Union Pacific Corp.	3,511,624
17,979	United Parcel Service Inc., Class B Shares	2,497,822
	Total Transportation	24,886,815
	TOTAL INDUSTRIAL	310,887,530
TECHNOLOGY - 24.4%
Computers - 3.4%
107,273	Accenture PLC, Class A Shares	30,282,095
361,277	Apple Inc.	69,455,503
18,126	CACI International Inc., Class A Shares*	7,694,124
60,070	Crowdstrike Holdings Inc., Class A Shares*	18,842,157
15,977	Fortinet Inc.*	947,756
91,862	International Business Machines Corp.	15,327,175
64,466	Western Digital Corp.*	4,853,645
	Total Computers	147,402,455
Semiconductors - 9.8%
302,892	Advanced Micro Devices Inc.*	50,552,675
12,314	Analog Devices Inc.	2,887,510
168,156	Applied Materials Inc.	36,166,992
10,653	Broadcom Inc.	14,153,043
288,253	Intel Corp.	8,892,605
3,315	KLA Corp.	2,517,842
25,732	Lam Research Corp.	23,993,546
114,560	Micron Technology Inc.	14,320,000
206,185	NVIDIA Corp.	226,046,801
123,871	ON Semiconductor Corp.*	9,047,538
27,735	QUALCOMM Inc.	5,659,327
150,764	Texas Instruments Inc.	29,400,488
	Total Semiconductors	423,638,367
Software - 11.2%
64,529	Adobe Inc.*	28,699,918
82,209	Akamai Technologies Inc.*	7,582,958
3,800	Atlassian Corp., Class A Shares*	596,068
5,381	Autodesk Inc.*	1,084,810
6,710	Cadence Design Systems Inc.*	1,921,140
1,271	Celonis SE*(a)(b)@	377,652
267,293	Dynatrace Inc.*	12,223,309
2,432	Epic Games Inc., Private Placement*(a)(b)@	1,329,039
141,939	Fiserv Inc.*	21,256,785
78,677	Intuit Inc.	45,352,570
835	Magic Leap Inc., Series D, Private Placement*(a)(b)@	4,300
593,687	Microsoft Corp.	246,457,284
32,461	MSCI Inc., Class A Shares	16,074,038
38,260	Oracle Corp.	4,483,689
2,577	Roper Technologies Inc.	1,372,923
130,598	Salesforce Inc.	30,617,395

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
63,004	ServiceNow Inc.*	$41,389,218
7,800	Snowflake Inc., Class A Shares*	1,062,204
20,012	Stripe Inc., Class B Shares, Private Placement*(a)(b)@	445,667
3,817	Synopsys Inc.*	2,140,574
122,239	Veeva Systems Inc., Class A Shares*	21,300,146
5,000	Workday Inc., Class A Shares*	1,057,250
	Total Software	486,828,937
	TOTAL TECHNOLOGY	1,057,869,759
UTILITIES - 1.8%
Electric - 1.8%
13,065	American Electric Power Co., Inc.	1,179,116
76,707	Constellation Energy Corp.	16,664,596
20,705	Dominion Energy Inc.	1,116,414
19,142	Duke Energy Corp.	1,982,537
24,681	Exelon Corp.	926,771
201,678	IDACORP Inc.	19,254,199
50,946	NextEra Energy Inc.	4,076,699
15,606	Sempra	1,202,130
27,077	Southern Co.	2,169,951
169,607	Talen Energy Corp.*(a)	19,530,246
104,119	Vistra Corp.	10,316,110
	Total Electric	78,418,769
	TOTAL UTILITIES	78,418,769
	TOTAL COMMON STOCKS (Cost - $2,999,203,434)	4,255,899,296
EXCHANGE TRADED FUND (ETF) - 0.6%
85,497	Vanguard Mega Capital Growth(c) (Cost - $16,806,872)	25,012,147
PREFERRED STOCKS - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
9,549	Waymo LLC, Series A2, Private Placement*(a)(b)@	529,015
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(a)(b)@	539,176
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(a)(b)@	531,799
	Total Electrical Components & Equipment	1,070,975
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(a)(b)@	704,528
26,242	Nuro Inc., Series D*(a)(b)@	217,284
	Total Machinery	921,812
	TOTAL INDUSTRIAL	1,992,787
TECHNOLOGY - 0.0%
Software - 0.0%
3,788	Celonis SE, Series D*(a)(b)@	1,125,528
6,765	Formagrid Inc.*(a)(b)@	362,672

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
20,620	Rappi Inc., Series E, Private Placement*(a)(b)@	$611,795
	Total Software	2,099,995
	TOTAL TECHNOLOGY	2,099,995
	TOTAL PREFERRED STOCKS (Cost - $8,615,405)	4,621,797
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,024,625,711)	4,285,533,240

Face Amount†

SHORT-TERM INVESTMENTS - 1.4%
TIME DEPOSITS - 1.4%
$4,392		CIBC - Toronto, 4.680% due 6/3/24	4,392
92,710	EUR	Citibank - London, 2.800% due 6/3/24	100,576
43,776,481		Citibank - New York, 4.680% due 6/3/24	43,776,481
18,426,253		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	18,426,253
4	GBP	Royal Bank of Canada - London, 4.160% due 6/3/24	6
		TOTAL TIME DEPOSITS (Cost - $62,307,708)	62,307,708

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
8,495,256	Federated Government Obligations Fund, Premier Class, 5.172%(d) (Cost - $8,495,256)	8,495,256
	TOTAL INVESTMENTS - 100.3% (Cost - $3,095,428,675)	4,356,336,204
	Liabilities in Excess of Other Assets - (0.3)%	(13,716,763)
	TOTAL NET ASSETS - 100.0%	$4,342,619,441

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $144,878,190 and represents 3.34% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(c)	All or a portion of this security is on loan.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Celonis SE	6/17/2021	$470,003	$377,652	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,125,528	0.03%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	1,329,039	0.03%
Formagrid Inc.	12/8/2021	1,266,980	362,672	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	539,176	0.01%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	531,799	0.01%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	4,300	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	704,528	0.02%
Nuro Inc., Series D	10/29/2021	547,033	217,284	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	611,795	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	156,994	445,667	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	529,015	0.01%
Total			$6,778,455	0.16%

* Position represents less than 0.005%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Technology	24.3%
Consumer Non-cyclical	18.5
Financial	16.3
Communications	13.2
Consumer Cyclical	10.6
Industrial	7.2
Energy	4.0
Basic Materials	1.9
Utilities	1.8
Exchange Traded Funds (ETFs)	0.6
Short-Term Investments	1.4
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

At May 31, 2024, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	7	6/24	$1,823,310	$1,853,425	$30,115

At May 31, 2024, Destinations Large Cap Equity Fund had deposited cash of $75,620 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.9%
BASIC MATERIALS - 5.5%
Chemicals - 3.9%
943	AdvanSix Inc.	$22,349
11,100	Air Products & Chemicals Inc.	2,960,370
918	Albemarle Corp.	112,538
1,025	American Vanguard Corp.	8,907
354,636	Arcadium Lithium PLC*	1,571,037
28,684	Ashland Inc.	2,873,276
3,089	Avient Corp.	138,017
74,228	Axalta Coating Systems Ltd.*	2,641,775
1,088	Balchem Corp.	167,117
27,609	Cabot Corp.	2,824,401
774	Celanese Corp., Class A Shares	117,679
1,506	CF Industries Holdings Inc.	120,073
1,225	Chemours Co.	30,405
1,174	Codexis Inc.*	3,968
1,621	Danimer Scientific Inc.*	1,264
38,500	Dow Inc.	2,218,755
38,241	DuPont de Nemours Inc.	3,141,881
934	Eastman Chemical Co.	94,642
3,306	Ecovyst Inc.*	30,746
1,794	Element Solutions Inc.	43,110
991	FMC Corp.	60,401
676	Hawkins Inc.	59,028
1,845	HB Fuller Co.	146,917
1,371	Huntsman Corp.	34,001
45,762	Ingevity Corp.*	2,235,474
11,348	Innospec Inc.	1,484,318
1,992	International Flavors & Fragrances Inc.	191,591
193	Intrepid Potash Inc.*	5,178
712	Koppers Holdings Inc.	31,563
408	Kronos Worldwide Inc.	5,798
4,352	Lightwave Logic Inc.*	13,404
2,013	LyondellBasell Industries NV, Class A Shares	200,132
1,932	Mativ Holdings Inc.	34,718
1,120	Minerals Technologies Inc.	97,160
2,608	Mosaic Co.	80,665
51	NewMarket Corp.	27,289
190	Oil-Dri Corp. of America	15,876
975	Olin Corp.	52,416
6,894	Origin Materials Inc.*	7,997
1,944	Orion SA	48,347
5,422	Perimeter Solutions SA*	41,207
23,170	PPG Industries Inc.	3,044,770
476	Quaker Chemical Corp.	86,323
1,165	Rayonier Advanced Materials Inc.*	6,582
17,839	Rogers Corp.*	2,105,002
996	RPM International Inc.	111,652
1,444	Sensient Technologies Corp.	112,156
7,300	Sherwin-Williams Co.	2,217,740
737	Stepan Co.	64,244
632	Trinseo PLC	2,421

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Chemicals - (continued)
128,671	Tronox Holdings PLC	$2,548,973
262	Westlake Corp.	42,067
	Total Chemicals	34,337,720
Forest Products & Paper - 0.0%
2,632	Glatfelter Corp.*	4,264
2,720	International Paper Co.	122,645
1,235	Sylvamo Corp.	88,080
	Total Forest Products & Paper	214,989
Iron/Steel - 0.1%
4,406	ATI Inc.*	270,264
1,675	Carpenter Technology Corp.	185,707
3,928	Cleveland-Cliffs Inc.*	67,876
4,011	Commercial Metals Co.	225,900
450	Haynes International Inc.	26,469
1,965	Nucor Corp.	331,790
960	Radius Recycling Inc., Class A Shares	16,426
451	Reliance Inc.	135,652
1,217	Steel Dynamics Inc.	162,920
1,744	United States Steel Corp.	66,882
1,093	Worthington Steel Inc.	36,058
	Total Iron/Steel	1,525,944
Mining - 1.5%
1,432	Alcoa Corp.	63,395
303	Caledonia Mining Corp. PLC	3,166
111,695	Cameco Corp.	6,200,189
456	Centrus Energy Corp., Class A Shares*	22,631
1,931	Century Aluminum Co.*	35,395
11,714	Coeur Mining Inc.*	67,356
1,233	Compass Minerals International Inc.	15,980
4,428	Constellium SE, Class A Shares*	95,955
196	Contango ORE Inc.*	4,688
945	Dakota Gold Corp.*	2,788
5,385	Encore Energy Corp.*(a)	26,117
5,574	Energy Fuels Inc.*	39,018
21,019	Hecla Mining Co.	123,802
74,795	Hudbay Minerals Inc.	729,999
3,493	i-80 Gold Corp.*	3,807
2,327	Ivanhoe Electric Inc.*(b)	26,458
561	Kaiser Aluminum Corp.	54,866
947	MP Materials Corp.*	15,360
213,117	NexGen Energy Ltd.*	1,658,050
8,840	Novagold Resources Inc.*	34,741
664	Perpetua Resources Corp.*(b)	4,542
324	Piedmont Lithium Inc.*	4,231
17,811	Royal Gold Inc.	2,283,192
890	SSR Mining Inc.	4,753
76	United States Lime & Minerals Inc.	26,048

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Mining - (continued)
216,310	Uranium Energy Corp.*	$1,544,453
	Total Mining	13,090,980
	TOTAL BASIC MATERIALS	49,169,633
COMMUNICATIONS - 3.4%
Advertising - 0.1%
3,342	Advantage Solutions Inc.*	11,496
902	Boston Omaha Corp., Class A Shares*	13,178
13,609	Clear Channel Outdoor Holdings Inc., Class A Shares*	19,597
3,028	Interpublic Group of Cos., Inc.	94,988
1,541	Omnicom Group Inc.	143,251
2,762	Stagwell Inc., Class A Shares*	19,141
3,509	Trade Desk Inc., Class A Shares*	325,565
	Total Advertising	627,216
Internet - 1.7%
479	1-800-Flowers.com Inc., Class A Shares*	4,637
2,340	BARK Inc.*	3,042
1,568	Beyond Inc.*	23,724
1,045	Blade Air Mobility Inc.*	3,145
3,570	Bumble Inc., Class A Shares*	41,769
1,354	Cardlytics Inc.*	11,861
3,371	Cargurus Inc., Class A Shares*	81,612
971	CarParts.com Inc.*	1,146
2,336	Cars.com Inc.*	47,257
13,577	CDW Corp.	3,036,089
1,499	Cogent Communications Holdings Inc.	88,771
40,051	Couchbase Inc.*	907,956
8,544	Coupang Inc., Class A Shares*	194,291
1,099	DHI Group Inc.*	2,275
2,466	DoorDash Inc., Class A Shares*	271,531
4,040	eBay Inc.	219,049
1,100	Entravision Communications Corp., Class A Shares	2,376
917	ePlus Inc.*	68,628
972	Etsy Inc.*	61,693
2,928	Eventbrite Inc., Class A Shares*	14,581
59,348	EverQuote Inc., Class A Shares*	1,417,824
1,035	Expedia Group Inc.*	116,810
465	F5 Inc.*	78,571
4,625	Figs Inc., Class A Shares*	24,513
10,716	fuboTV Inc.*	13,395
13,261	Gambling.com Group Ltd.*	102,508
4,353	Gen Digital Inc.	108,085
1,096	GoDaddy Inc., Class A Shares*	153,034
1,559	Grindr Inc.*	14,811
877	HealthStream Inc.	23,933
4,238	Hims & Hers Health Inc.*	82,302
605	IAC Inc.*	30,123
362	Lands' End Inc.*	5,173
876	Liquidity Services Inc.*	17,178
2,741	Lyft Inc., Class A Shares*	42,787
4,706	Magnite Inc.*	58,072
86	Maplebear Inc.*	2,621
2,201	Match Group Inc.*	67,417

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Internet - (continued)
45,124	MediaAlpha Inc., Class A Shares*	$802,305
833	Mondee Holdings Inc., Class A Shares*	1,799
1,111	Nerdy Inc.*	1,900
5,858	Nextdoor Holdings Inc.*	14,176
1,195	Okta Inc., Class A Shares*	105,973
3,605	Open Lending Corp.*	23,324
19,299	Opendoor Technologies Inc.*	42,072
292	OptimizeRx Corp.*	3,522
1,183	Perficient Inc.*	87,719
59,657	Pinterest Inc., Class A Shares*	2,475,169
1,954	Q2 Holdings Inc.*	118,842
44,123	QuinStreet Inc.*	777,006
1,463	Revolve Group Inc., Class A Shares*	27,914
90,249	Robinhood Markets Inc., Class A Shares*	1,886,204
978	Roku Inc., Class A Shares*	56,137
865	Shutterstock Inc.	35,145
553	Solo Brands Inc., Class A Shares*	1,078
1,116	Spotify Technology SA*	331,206
3,688	Sprinklr Inc., Class A Shares*	41,342
1,972	Squarespace Inc., Class A Shares*	86,768
1,547	Stitch Fix Inc., Class A Shares*	3,821
912	TechTarget Inc.*	27,561
894	TripAdvisor Inc.*	16,405
3,536	TrueCar Inc.*	10,431
182	Tucows Inc., Class A Shares*	4,131
4,346	Upwork Inc.*	45,937
694	VeriSign Inc.*	120,978
2,481	Vivid Seats Inc., Class A Shares*	12,529
663	Wayfair Inc., Class A Shares*	39,442
2,288	Yelp Inc., Class A Shares*	84,587
1,584	Ziff Davis Inc.*	91,254
458	Zillow Group Inc., Class A Shares*	18,389
1,222	Zillow Group Inc., Class C Shares*	50,041
	Total Internet	14,889,697
Media - 0.1%
1,186	AMC Networks Inc., Class A Shares*	20,565
47	Cable One Inc.	18,138
1,114	EW Scripps Co., Class A Shares*	3,030
300	FactSet Research Systems Inc.	121,278
1,962	Fox Corp., Class A Shares	67,552
1,103	Fox Corp., Class B Shares	35,230
5,676	Gannett Co., Inc.*	21,342
2,846	Gray Television Inc.	17,759
1,923	iHeartMedia Inc., Class A Shares*	1,780
73	Liberty Broadband Corp., Class A Shares*	3,960
929	Liberty Broadband Corp., Class C Shares*	50,250
648	Liberty Latin America Ltd., Class A Shares*	5,877
4,904	Liberty Latin America Ltd., Class C Shares*	44,479
217	Liberty Media Corp.-Liberty Formula One, Class A Shares*	14,845
1,520	Liberty Media Corp.-Liberty Formula One, Class C Shares*	112,693
1,243	Liberty Media Corp.-Liberty SiriusXM*	28,166
578	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	13,138
1,285	New York Times Co., Class A Shares	65,792

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
3,003	News Corp., Class A Shares	$81,652
962	News Corp., Class B Shares	26,821
268	Nexstar Media Group Inc., Class A Shares	44,405
4,613	Paramount Global, Class B Shares	54,941
947	Scholastic Corp.	34,357
1,258	Sinclair Inc.	17,864
5,380	Sirius XM Holdings Inc.(a)	15,172
932	Sphere Entertainment Co.*	34,018
63,232	TEGNA Inc.	942,789
1,126	Thryv Holdings Inc.*	23,725
291	Townsquare Media Inc., Class A Shares	3,204
17,206	Warner Bros Discovery Inc.*	141,777
938	WideOpenWest Inc.*	4,718
	Total Media	2,071,317
Telecommunications - 1.5%
2,506	A10 Networks Inc.	37,966
2,947	ADTRAN Holdings Inc.	16,356
485	Anterix Inc.*	16,320
3,334	Applied Digital Corp.*(a)	14,103
6,999	Arista Networks Inc.*	2,083,252
3,809	AST SpaceMobile Inc., Class A Shares*(a)	31,519
418	ATN International Inc.	10,174
435	Aviat Networks Inc.*	13,446
2,102	BlackSky Technology Inc.*	2,291
2,032	Calix Inc.*	72,542
1,172	Ciena Corp.*	56,455
494	Clearfield Inc.*	18,900
8,224	CommScope Holding Co., Inc.*	11,843
2,943	Consolidated Communications Holdings Inc.*	12,949
5,921	Corning Inc.	220,616
143,749	Credo Technology Group Holding Ltd.*	3,747,536
5,545	DigitalBridge Group Inc.	75,634
4,226	EchoStar Corp., Class A Shares*	81,139
4,394	Extreme Networks Inc.*	48,993
1,960	Frontier Communications Parent Inc.*	52,254
24,950	Globalstar Inc.*	27,196
2,427	Gogo Inc.*	25,690
299,050	Harmonic Inc.*	3,657,382
563	IDT Corp., Class B Shares	22,818
7,030	Infinera Corp.*	40,212
855	InterDigital Inc.	97,359
1,007	Iridium Communications Inc.	30,321
2,501	Juniper Networks Inc.	89,211
977	KVH Industries Inc.*	5,061
34,954	Lumen Technologies Inc.*	45,091
590	Luna Innovations Inc.*	1,971
1,096	NETGEAR Inc.*	15,136
430	Ooma Inc.*	3,715
104	Preformed Line Products Co.	13,971
1,617	Ribbon Communications Inc.*	5,077
1,728	Shenandoah Telecommunications Co.	32,504
323	Spok Holdings Inc.	4,913
3,445	Telephone & Data Systems Inc.	68,521

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
2,630	Terran Orbital Corp.*	$2,413
24	Ubiquiti Inc.	3,436
1,024	Viasat Inc.*	17,295
263,257	Viavi Solutions Inc.*	1,979,693
	Total Telecommunications	12,813,274
	TOTAL COMMUNICATIONS	30,401,504
CONSUMER CYCLICAL - 11.1%
Airlines - 0.3%
1,013	Alaska Air Group Inc.*	42,566
555	Allegiant Travel Co.	29,526
5,126	American Airlines Group Inc.*	58,949
57,234	Delta Air Lines Inc.	2,920,079
702	Frontier Group Holdings Inc.*	3,840
1,839	Hawaiian Holdings Inc.*	25,121
11,559	JetBlue Airways Corp.*	64,615
1,390	SkyWest Inc.*	103,791
4,636	Southwest Airlines Co.	124,430
4,027	Spirit Airlines Inc.(a)	14,699
1,386	Sun Country Airlines Holdings Inc.*	14,678
2,559	United Airlines Holdings Inc.*	135,601
	Total Airlines	3,537,895
Apparel - 1.0%
123	Birkenstock Holding PLC*	7,011
909	Capri Holdings Ltd.*	31,406
9,574	Carter's Inc.	654,862
294	Columbia Sportswear Co.	25,172
484	Crocs Inc.*	75,330
4,139	Deckers Outdoor Corp.*	4,527,735
12,170	Hanesbrands Inc.*	62,310
1,921	Kontoor Brands Inc.	140,886
9,737	Oxford Industries Inc.	1,077,789
476	PVH Corp.	57,125
318	Ralph Lauren Corp., Class A Shares	59,428
153	Rocky Brands Inc.	5,965
1,055	Skechers USA Inc., Class A Shares*	75,348
49,171	Steven Madden Ltd.	2,185,651
1,803	Tapestry Inc.	78,412
1,732	Under Armour Inc., Class A Shares*	12,453
1,848	Under Armour Inc., Class C Shares*	12,862
2,805	VF Corp.	37,250
104	Weyco Group Inc.	3,179
2,802	Wolverine World Wide Inc.	38,163
	Total Apparel	9,168,337
Auto Manufacturers - 0.6%
24,054	Blue Bird Corp.*	1,371,319
1,077	Cummins Inc.	303,423
2,729	Hyliion Holdings Corp.*	4,039
6,287	Lucid Group Inc.*(a)	17,855
24,546	Nikola Corp.*	12,565
4,071	PACCAR Inc.	437,633
40,478	REV Group Inc.	1,109,502
5,271	Rivian Automotive Inc., Class A Shares*	57,559

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Manufacturers - (continued)
21,806	Wabash National Corp.	$493,034
	Total Auto Manufacturers	3,806,929
Auto Parts & Equipment - 0.6%
3,039	Adient PLC*	85,821
711	Allison Transmission Holdings Inc.	53,901
4,104	American Axle & Manufacturing Holdings Inc.*	31,355
2,110	Aptiv PLC*	175,679
12,149	Aurora Innovation Inc., Class A Shares*	29,036
1,853	BorgWarner Inc.	66,078
584	Commercial Vehicle Group Inc.*	3,159
308	Cooper-Standard Holdings Inc.*	4,066
4,531	Dana Inc.	63,706
21,821	Dorman Products Inc.*	2,006,877
827	Douglas Dynamics Inc.	20,559
1,471	Fox Factory Holding Corp.*	68,578
70,963	Gentex Corp.	2,483,705
1,135	Gentherm Inc.*	61,222
80,342	Goodyear Tire & Rubber Co.*	989,010
958	Holley Inc.*	3,679
5,337	indie Semiconductor Inc., Class A Shares*	35,598
459	Lear Corp.	57,536
9,967	Luminar Technologies Inc., Class A Shares*(a)	16,346
1,230	Methode Electronics Inc.	14,489
1,933	Microvast Holdings Inc.*	723
374	Miller Industries Inc.	22,739
417	Phinia Inc.	18,665
2,895	QuantumScape Corp., Class A Shares*	17,109
2,261	SES AI Corp.*	2,826
1,304	Shyft Group Inc.	16,522
6,156	Solid Power Inc.*	10,896
749	Standard Motor Products Inc.	23,002
1,904	Titan International Inc.*	15,746
944	Visteon Corp.*	105,133
797	XPEL Inc.*	30,286
	Total Auto Parts & Equipment	6,534,047
Distribution/Wholesale - 0.9%
8,806	A-Mark Precious Metals Inc.	334,100
6,819	Copart Inc.*	361,816
54,370	Core & Main Inc., Class A Shares*	3,129,537
117	EVI Industries Inc.	2,451
4,541	Fastenal Co.	299,615
1,624	Ferguson PLC	334,122
1,450	G-III Apparel Group Ltd.*	43,587
480	Global Industrial Co.	16,613
1,113	H&E Equipment Services Inc.	52,723
1,597	Hudson Technologies Inc.*	14,229
2,088	LKQ Corp.	89,847
2,969	MRC Global Inc.*	39,458
3,745	OPENLANE Inc.*	64,601
297	Pool Corp.	107,974
5,011	Resideo Technologies Inc.*	108,238
2,017	Rush Enterprises Inc., Class A Shares	91,027
342	Rush Enterprises Inc., Class B Shares	14,456

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Distribution/Wholesale - (continued)
872	ScanSource Inc.*	$41,359
353	SiteOne Landscape Supply Inc.*	54,651
1,300	ThredUp Inc., Class A Shares*	2,613
761	Titan Machinery Inc.*	14,322
464	VSE Corp.	37,983
260	Watsco Inc.	123,474
352	WESCO International Inc.	63,180
351	WW Grainger Inc.	323,432
	Total Distribution/Wholesale	5,765,408
Entertainment - 0.7%
1,950	Accel Entertainment Inc., Class A Shares*	19,325
1,002	AMC Entertainment Holdings Inc., Class A Shares*	4,339
382	Atlanta Braves Holdings Inc., Class A Shares*	16,055
1,579	Atlanta Braves Holdings Inc., Class C Shares*	63,113
1,127	Bally's Corp.*	13,693
1,629	Caesars Entertainment Inc.*	57,927
564	Churchill Downs Inc.	73,038
3,803	Cinemark Holdings Inc.*	65,678
40,961	DraftKings Inc., Class A Shares*	1,438,960
3,025	Everi Holdings Inc.*	21,871
735	Golden Entertainment Inc.	22,248
1,616	IMAX Corp.*	26,567
3,727	International Game Technology PLC	73,571
107	Liberty Media Corp.-Liberty Live, Class A Shares*	3,919
412	Liberty Media Corp.-Liberty Live, Class C Shares*	15,685
3,072	Light & Wonder Inc.*	293,315
2,151	Lions Gate Entertainment Corp., Class A Shares*	17,875
4,259	Lions Gate Entertainment Corp., Class B Shares*	32,879
1,224	Live Nation Entertainment Inc.*	114,738
1,384	Madison Square Garden Entertainment Corp., Class A Shares*	49,187
153	Madison Square Garden Sports Corp.*	28,251
295	Marriott Vacations Worldwide Corp.	26,630
479	Monarch Casino & Resort Inc.	32,079
1,251	Penn Entertainment Inc.*	21,893
291	RCI Hospitality Holdings Inc.	13,019
1,634	Red Rock Resorts Inc., Class A Shares	83,743
492	Reservoir Media Inc.*	3,956
34,112	Rush Street Interactive Inc.*	305,302
2,498	Six Flags Entertainment Corp.*	63,574
5,114	Super Group SGHC Ltd.*	18,564
490	TKO Group Holdings Inc., Class A Shares	53,444
1,257	United Parks & Resorts Inc.*	65,729
14,299	Vail Resorts Inc.	2,698,507
	Total Entertainment	5,838,674
Food Service - 0.0%
2,113	Aramark	67,933
Home Builders - 0.3%
1,050	Beazer Homes USA Inc.*	30,156
279	Cavco Industries Inc.*	99,659
979	Century Communities Inc.	82,637
2,407	DR Horton Inc.	355,755
860	Dream Finders Homes Inc., Class A Shares*	24,433
666	Forestar Group Inc.*	22,651

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Home Builders - (continued)
912	Green Brick Partners Inc.*	$49,795
176	Hovnanian Enterprises Inc., Class A Shares*	25,305
788	Installed Building Products Inc.	166,930
2,266	KB Home	159,980
808	Landsea Homes Corp.*	8,015
847	LCI Industries	93,068
1,902	Lennar Corp., Class A Shares	304,986
115	Lennar Corp., Class B Shares	16,820
717	LGI Homes Inc.*	68,832
921	M/I Homes Inc.*	115,051
1,247	Meritage Homes Corp.	219,908
23	NVR Inc.*	176,657
1,668	PulteGroup Inc.	195,690
1,826	Skyline Champion Corp.*	127,108
11,181	Smith Douglas Homes Corp., Class A Shares*	288,358
3,445	Taylor Morrison Home Corp., Class A Shares*	199,224
411	Thor Industries Inc.	40,788
841	Toll Brothers Inc.	102,299
3,290	Tri Pointe Homes Inc.*	127,422
1,004	Winnebago Industries Inc.	62,298
	Total Home Builders	3,163,825
Home Furnishings - 0.4%
51,294	Arhaus Inc., Class A Shares	964,840
1,474	Daktronics Inc.*	16,450
477	Dolby Laboratories Inc., Class A Shares	38,642
822	Ethan Allen Interiors Inc.	23,928
198	Hooker Furnishings Corp.	3,441
1,071	iRobot Corp.*	10,292
1,105	Leggett & Platt Inc.	12,818
560	Lovesac Co.*	15,742
2,544	MillerKnoll Inc.	70,164
1,514	Purple Innovation Inc., Class A Shares*	1,893
841	Sleep Number Corp.*	12,716
338	Snap One Holdings Corp.*	3,623
4,117	Sonos Inc.*	65,049
48,018	Tempur Sealy International Inc.	2,466,204
2,027	Traeger Inc.*	5,250
2,742	Vizio Holding Corp., Class A Shares*	29,449
209	VOXX International Corp., Class A Shares*	771
429	Whirlpool Corp.	39,910
1,443	Xperi Inc.*	12,713
	Total Home Furnishings	3,793,895
Housewares - 0.1%
3,165	Newell Brands Inc.	24,434
14,418	Scotts Miracle-Gro Co.	1,004,790
	Total Housewares	1,029,224
Leisure Time - 0.5%
1,065	Acushnet Holdings Corp.	70,184
304	Bowlero Corp., Class A Shares(a)	3,785
555	Brunswick Corp.	45,804
1,471	Camping World Holdings Inc., Class A Shares	29,567
7,775	Carnival Corp.*	117,247
535	Clarus Corp.	3,745

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Leisure Time - (continued)
175	Escalade Inc.	$2,412
594	Global Business Travel Group I*	3,606
1,037	Harley-Davidson Inc.	37,208
98	Johnson Outdoors Inc., Class A Shares	3,566
1,626	Life Time Group Holdings Inc.*	27,284
1,382	Lindblad Expeditions Holdings Inc.*	10,697
281	Livewire Group Inc.*(a)	1,824
726	Malibu Boats Inc., Class A Shares*	27,922
442	Marine Products Corp.	4,526
653	MasterCraft Boat Holdings Inc.*	13,778
3,346	Norwegian Cruise Line Holdings Ltd.*	55,544
83,017	OneSpaWorld Holdings Ltd.*	1,290,914
3,057	Peloton Interactive Inc., Class A Shares*	11,127
684	Planet Fitness Inc., Class A Shares*	43,530
435	Polaris Inc.	36,366
1,874	Royal Caribbean Cruises Ltd.*	276,752
105,369	Topgolf Callaway Brands Corp.*	1,649,025
2,001	Vista Outdoor Inc.*	69,795
904	Xponential Fitness Inc., Class A Shares*	8,190
19,344	YETI Holdings Inc.*	788,075
	Total Leisure Time	4,632,473
Lodging - 0.1%
584	Boyd Gaming Corp.	31,139
484	Century Casinos Inc.*	1,292
245	Choice Hotels International Inc.	27,732
578	Full House Resorts Inc.*	2,873
2,622	Hilton Grand Vacations Inc.*	108,367
1,980	Hilton Worldwide Holdings Inc.	397,188
351	Hyatt Hotels Corp., Class A Shares	51,762
939	Marcus Corp.	10,000
2,218	MGM Resorts International*	89,097
581	Travel + Leisure Co.	25,529
649	Wyndham Hotels & Resorts Inc.	45,923
819	Wynn Resorts Ltd.	77,707
	Total Lodging	868,609
Office Furnishings - 0.0%
1,596	HNI Corp.	75,092
2,045	Interface Inc., Class A Shares	32,945
3,255	Steelcase Inc., Class A Shares	44,463
	Total Office Furnishings	152,500
Retail - 5.6%
6,803	Abercrombie & Fitch Co., Class A Shares*	1,176,035
2,460	Academy Sports & Outdoors Inc.	141,917
482	Advance Auto Parts Inc.	34,049
106,039	American Eagle Outfitters Inc.	2,329,677
226	America's Car-Mart Inc.*	13,621
3,004	Arko Corp.	18,024
706	Asbury Automotive Group Inc.*	165,959
231	AutoNation Inc.*	39,328
1,806	Bath & Body Works Inc.	93,804
2,151	Beacon Roofing Supply Inc.*	208,776
40,725	Best Buy Co., Inc.	3,454,295
488	Big 5 Sporting Goods Corp.(a)	1,693

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
636	Big Lots Inc.*	$2,213
18	Biglari Holdings Inc., Class B Shares*	3,582
812	BJ's Restaurants Inc.*	28,453
1,050	BJ's Wholesale Club Holdings Inc.*	92,474
3,010	Bloomin' Brands Inc.	65,618
300	BlueLinx Holdings Inc.*	30,867
1,021	Boot Barn Holdings Inc.*	121,428
1,513	Brinker International Inc.*	106,863
1,074	Buckle Inc.	41,392
495	Build-A-Bear Workshop Inc.	13,400
507	Burlington Stores Inc.*	121,705
1,190	Caleres Inc.	41,269
1,240	CarMax Inc.*	87,122
26,773	Carvana Co., Class A Shares*	2,676,765
293	Casey's General Stores Inc.	97,212
434	Cato Corp., Class A Shares	2,604
17,502	Cava Group Inc.*	1,619,810
36,128	Cheesecake Factory Inc.	1,390,205
223	Children's Place Inc.*	2,732
659	Chuy's Holdings Inc.*	17,602
6,419	Clean Energy Fuels Corp.*	20,091
768	Cracker Barrel Old Country Store Inc.	37,463
941	Darden Restaurants Inc.	141,517
1,125	Dave & Buster's Entertainment Inc.*	57,476
1,927	Denny's Corp.*	14,067
1,579	Designer Brands Inc., Class A Shares	15,869
1,057	Destination XL Group Inc.*	3,752
439	Dick's Sporting Goods Inc.	99,934
122	Dillard's Inc., Class A Shares	54,577
555	Dine Brands Global Inc.	21,895
1,621	Dollar Tree Inc.*	191,197
5,617	Domino's Pizza Inc.	2,856,694
845	Duluth Holdings Inc., Class B Shares*	3,338
68,838	Dutch Bros Inc., Class A Shares*	2,436,177
1,105	El Pollo Loco Holdings Inc.*	11,801
1,906	EVgo Inc., Class A Shares*	3,869
15,091	First Watch Restaurant Group Inc.*	296,991
1,284	FirstCash Holdings Inc.	151,409
431	Five Below Inc.*	59,534
816	Floor & Decor Holdings Inc., Class A Shares*	95,358
2,837	Foot Locker Inc.	78,670
27,986	Freshpet Inc.*	3,670,924
2,179	GameStop Corp., Class A Shares*(a)	50,422
82,500	Gap Inc.	2,389,200
223	Genesco Inc.*	6,356
1,094	Genuine Parts Co.	157,689
1,332	GMS Inc.*	125,155
466	Group 1 Automotive Inc.	144,917
1,089	GrowGeneration Corp.*	2,755
1,014	Guess? Inc.	23,596
549	Haverty Furniture Cos Inc.	15,597
435	Hibbett Inc.	37,662
80	J Jill Inc.	2,696

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
706	Jack in the Box Inc.	$39,084
916	Kohl's Corp.	20,509
12,990	Kura Sushi USA Inc., Class A Shares*	1,297,831
1,510	La-Z-Boy Inc.	56,655
6,213	Leslie's Inc.*	35,538
215	Lithia Motors Inc., Class A Shares	54,425
2,173	Macy's Inc.	42,330
776	MarineMax Inc.*	22,100
583	Movado Group Inc.	15,450
379	MSC Industrial Direct Co., Inc., Class A Shares	32,556
11,434	Murphy USA Inc.	5,016,668
2,692	National Vision Holdings Inc.*	40,622
963	Noodles & Co., Class A Shares*	1,810
1,003	Nordstrom Inc.	22,166
1,814	Nu Skin Enterprises Inc., Class A Shares	24,217
1,127	ODP Corp.*	44,133
498	Ollie's Bargain Outlet Holdings Inc.*	41,050
542	ONE Group Hospitality Inc.*	2,818
494	OneWater Marine Inc., Class A Shares*	12,765
1,132	Papa John's International Inc.	52,593
734	Patrick Industries Inc.	84,116
412	PC Connection Inc.	27,868
162	Penske Automotive Group Inc.	24,640
376	PetMed Express Inc.	1,602
1,650	Portillo's Inc., Class A Shares*	16,533
1,026	Potbelly Corp.*	9,183
868	PriceSmart Inc.	73,042
365	Red Robin Gourmet Burgers Inc.*	2,957
126	RH*	34,263
2,603	Ross Stores Inc.	363,795
3,757	Sally Beauty Holdings Inc.*	45,760
957	Savers Value Village Inc.*	12,977
1,289	Shake Shack Inc., Class A Shares*	122,313
669	Shoe Carnival Inc.	25,255
1,452	Signet Jewelers Ltd.	158,979
527	Sonic Automotive Inc., Class A Shares	29,865
700	Sportsman's Warehouse Holdings Inc.*	2,667
76,236	Sweetgreen Inc., Class A Shares*	2,344,257
23,300	Target Corp.	3,638,528
527	Texas Roadhouse Inc., Class A Shares	90,997
505	Tile Shop Holdings Inc.*	3,333
412	Tilly's Inc., Class A Shares*	2,377
852	Tractor Supply Co.	243,067
382	Ulta Beauty Inc.*	150,924
50,586	Urban Outfitters Inc.*	2,109,942
483	Vera Bradley Inc.*	3,941
704	Victoria's Secret & Co.*	16,044
5,610	Walgreens Boots Alliance Inc.	90,994
40,099	Warby Parker Inc., Class A Shares*	710,153
1,409	Wendy's Co.	24,587
499	Williams-Sonoma Inc.	146,317
9,268	Wingstop Inc.	3,416,648
101	Winmark Corp.	35,946

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
50,900	Yum China Holdings Inc.	$1,820,184
2,231	Yum! Brands Inc.	306,606
637	Zumiez Inc.*	11,963
	Total Retail	50,597,085
Textiles - 0.0%
516	UniFirst Corp.	81,838
Toys/Games/Hobbies - 0.0%
1,468	Funko Inc., Class A Shares*	13,271
1,041	Hasbro Inc.	62,231
154	JAKKS Pacific Inc.*	2,860
2,804	Mattel Inc.*	49,883
	Total Toys/Games/Hobbies	128,245
	TOTAL CONSUMER CYCLICAL	99,166,917
CONSUMER NON-CYCLICAL - 19.3%
Agriculture - 0.2%
131	Alico Inc.	3,507
1,117	Andersons Inc.	58,464
1,135	Bunge Global SA	122,115
1,262	Darling Ingredients Inc.*	50,985
2,559	Dole PLC	31,655
1,218	Fresh Del Monte Produce Inc.	28,452
391	Ispire Technology Inc.*	2,760
682	Limoneira Co.	13,654
821	Tejon Ranch Co.*	14,967
569	Turning Point Brands Inc.	18,669
847	Universal Corp.	40,622
5,054	Vector Group Ltd.	55,442
33,380	Vital Farms Inc.*	1,381,264
	Total Agriculture	1,822,556
Beverages - 0.5%
78	Boston Beer Co., Inc., Class A Shares*	24,466
860	BRC Inc., Class A Shares*(a)	4,988
408	Brown-Forman Corp., Class A Shares	18,686
1,449	Brown-Forman Corp., Class B Shares	66,451
43,079	Celsius Holdings Inc.*	3,445,458
163	Coca-Cola Consolidated Inc.(a)	159,910
1,773	Duckhorn Portfolio Inc.*	14,308
13,171	MGP Ingredients Inc.	1,022,333
1,376	Molson Coors Beverage Co., Class B Shares	75,419
832	National Beverage Corp.*	38,438
5,378	Primo Water Corp.	121,328
1,342	Vita Coco Co., Inc.*	39,066
1,130	Westrock Coffee Co.*(a)	11,729
	Total Beverages	5,042,580
Biotechnology - 3.9%
919	2seventy bio Inc.*	3,887
1,406	4D Molecular Therapeutics Inc.*	33,702
2,798	89bio Inc.*	22,104
4,153	ACADIA Pharmaceuticals Inc.*	62,710
576	Acrivon Therapeutics Inc.*	4,447
1,121	Actinium Pharmaceuticals Inc.*	9,136
2,548	Adicet Bio Inc.*	3,695

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
139,492	ADMA Biologics Inc.*	$1,332,149
7,588	Aerovate Therapeutics Inc.*(a)	132,411
324	Agenus Inc.*	5,084
2,071	Akero Therapeutics Inc.*	38,976
843	Aldeyra Therapeutics Inc.*	3,254
1,492	Allakos Inc.*	1,865
3,487	Allogene Therapeutics Inc.*	8,717
1,294	Allovir Inc.*	977
967	Alnylam Pharmaceuticals Inc.*	143,532
1,930	Altimmune Inc.*	14,494
907	ALX Oncology Holdings Inc.*	9,641
9,702	Amicus Therapeutics Inc.*	95,080
707	AnaptysBio Inc.*	16,926
2,781	Anavex Life Sciences Corp.*(a)	11,291
515	ANI Pharmaceuticals Inc.*	33,423
2,534	Annexon Inc.*	12,239
808	Apellis Pharmaceuticals Inc.*	31,714
47,691	Apogee Therapeutics Inc.*	2,176,617
4,941	Arbutus Biopharma Corp.*	16,602
1,315	Arcellx Inc.*	68,380
831	Arcturus Therapeutics Holdings Inc.*	32,251
1,900	Arcus Biosciences Inc.*	28,633
2,827	Arcutis Biotherapeutics Inc.*	23,634
7,941	Ardelyx Inc.*	54,475
1,817	Argenx SE, ADR*	674,143
421	ArriVent Biopharma Inc.*(a)	8,172
3,958	Arrowhead Pharmaceuticals Inc.*	90,836
592	ARS Pharmaceuticals Inc.*	5,257
67,973	Astria Therapeutics Inc.*	643,704
1,703	Atara Biotherapeutics Inc.*	955
3,052	Atea Pharmaceuticals Inc.*	11,201
1,446	Aura Biosciences Inc.*	10,628
4,871	Aurinia Pharmaceuticals Inc.*	26,401
30,752	Autolus Therapeutics PLC, ADR*	128,851
28,624	Avid Bioservices Inc.*	231,568
2,576	Avidity Biosciences Inc.*	69,191
1,224	Axsome Therapeutics Inc.*	89,878
2,485	Beam Therapeutics Inc.*	59,193
1,140	BioAtla Inc.*	1,721
6,712	BioCryst Pharmaceuticals Inc.*	43,360
1,153	Biogen Inc.*	259,356
11,325	Biohaven Ltd.*	397,508
1,463	BioMarin Pharmaceutical Inc.*	109,827
21,149	Biomea Fusion Inc.*(a)	222,487
164	Bio-Rad Laboratories Inc., Class A Shares*	47,045
7,689	Bluebird Bio Inc.*	6,946
2,066	Blueprint Medicines Corp.*	218,087
3,913	Bridgebio Pharma Inc.*	109,603
1,236	Cabaletta Bio Inc.*	12,595
714	Cargo Therapeutics Inc.*	13,566
2,989	Caribou Biosciences Inc.*	8,608
88	Cartesian Therapeutics Inc.*	3,055
1,426	Cassava Sciences Inc.*	31,415

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
715	Celcuity Inc.*	$11,297
2,064	Celldex Therapeutics Inc.*	68,731
1,384	Century Therapeutics Inc.*	4,110
2,395	Cerevel Therapeutics Holdings Inc.*	97,572
921	Certara Inc.*	15,611
5,691	CG oncology Inc.*(a)	185,413
3,047	Cogent Biosciences Inc.*	24,406
1,681	Compass Therapeutics Inc.*	2,370
5,537	Corteva Inc.	309,740
157,331	Crinetics Pharmaceuticals Inc.*	6,987,070
2,248	Cue Biopharma Inc.*	3,664
859	Cullinan Therapeutics Inc.*	20,186
4,324	Cytek Biosciences Inc.*	24,344
3,566	Cytokinetics Inc.*	172,987
34,923	Day One Biopharmaceuticals Inc.*	463,428
1,901	Deciphera Pharmaceuticals Inc.*	48,552
4,061	Denali Therapeutics Inc.*	75,372
1,536	Design Therapeutics Inc.*	6,221
327	Disc Medicine Inc., Class A Shares*	11,102
4,498	Dynavax Technologies Corp.*	53,931
2,306	Dyne Therapeutics Inc.*	73,515
33,560	Edgewise Therapeutics Inc.*	574,883
2,959	Editas Medicine Inc.*	15,387
1,151	Emergent BioSolutions Inc.*	6,561
400	Entrada Therapeutics Inc.*	6,188
1,415	Erasca Inc.*	3,566
1,516	Evolus Inc.*	19,602
2,502	Exelixis Inc.*	54,268
1,340	EyePoint Pharmaceuticals Inc.*	14,351
3,093	Fate Therapeutics Inc.*	11,382
2,037	FibroGen Inc.*	2,444
340	Genelux Corp.*	921
1,029	Generation Bio Co.*	3,272
18,067	Geron Corp.*	64,138
3,896	Guardant Health Inc.*	105,582
4,412	Halozyme Therapeutics Inc.*	195,407
739	Harvard Bioscience Inc.*	2,343
974	HilleVax Inc.*	11,824
2,356	Humacyte Inc.*	17,623
22,360	Ideaya Biosciences Inc.*	817,258
239	IGM Biosciences Inc.*	1,991
1,233	Illumina Inc.*	128,577
4,803	ImmunityBio Inc.*(a)	30,835
1,868	Immunovant Inc.*	47,429
13,704	Incyte Corp.*	791,954
2,121	Innoviva Inc.*	33,491
1,875	Inozyme Pharma Inc.*	9,037
8,815	Insmed Inc.*	485,266
3,027	Intellia Therapeutics Inc.*	64,717
3,397	Intra-Cellular Therapies Inc.*	228,414
1,137	Ionis Pharmaceuticals Inc.*	42,717
7,821	Iovance Biotherapeutics Inc.*	69,450
1,052	iTeos Therapeutics Inc.*	17,610

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
9,314	Janux Therapeutics Inc.*(a)	$498,299
2,584	Karyopharm Therapeutics Inc.*	2,504
893	Keros Therapeutics Inc.*	41,855
4,471	Kezar Life Sciences Inc.*	3,103
29,449	Kiniksa Pharmaceuticals Ltd., Class A Shares*	559,825
584	Kodiak Sciences Inc.*	1,857
737	Krystal Biotech Inc.*	117,957
1,320	Kymera Therapeutics Inc.*	42,385
32,052	Larimar Therapeutics Inc.*	256,416
230	LENZ Therapeutics Inc.	3,517
458	Lexeo Therapeutics Inc.*	7,617
2,353	Lexicon Pharmaceuticals Inc.*	4,000
591	Ligand Pharmaceuticals Inc.*	50,265
2,263	Lineage Cell Therapeutics Inc.*	2,263
1,724	Liquidia Corp.*	22,188
2,129	MacroGenics Inc.*	8,708
475	Maravai LifeSciences Holdings Inc., Class A Shares*	4,118
743	MeiraGTx Holdings PLC*	3,641
3,732	Mersana Therapeutics Inc.*	8,696
46,471	Mind Medicine MindMed Inc.*(a)	408,945
458	Mineralys Therapeutics Inc.*	5,849
199	Mirati Therapeutics Inc.*(b)(c)	139
536	Monte Rosa Therapeutics Inc.*	2,208
291	Mural Oncology PLC*	978
2,795	Myriad Genetics Inc.*	63,614
4,399	NeoGenomics Inc.*	60,310
318	Neumora Therapeutics Inc.*	3,148
713	Nkarta Inc.*	4,841
3,514	Novavax Inc.*	52,815
30,519	Nurix Therapeutics Inc.*	480,674
22,395	Nuvalent Inc., Class A Shares*	1,469,560
5,681	Nuvation Bio Inc.*	17,611
502	Olema Pharmaceuticals Inc.*	4,859
664	Omega Therapeutics Inc.*	1,315
1,125	Omeros Corp.*	3,780
1,284	Organogenesis Holdings Inc., Class A Shares*	3,531
1,088	Ovid Therapeutics Inc.*	3,329
621	PDS Biotechnology Corp.*	1,851
243	PepGen Inc.*	3,968
1,253	Phathom Pharmaceuticals Inc.*	11,803
2,034	Pliant Therapeutics Inc.*	24,672
1,531	Poseida Therapeutics Inc., Class A Shares*	4,578
7,614	Praxis Precision Medicines Inc.*	361,360
2,488	Precigen Inc.*	3,483
905	Prelude Therapeutics Inc.*	3,484
735	Prime Medicine Inc.*(a)	4,763
823	ProKidney Corp., Class A Shares*(a)	2,864
1,707	Protalix BioTherapeutics Inc.*	1,929
1,479	Prothena Corp. PLC*	30,778
2,481	PTC Therapeutics Inc.*	90,209
540	RAPT Therapeutics Inc.*	2,165
4,746	Recursion Pharmaceuticals Inc., Class A Shares*	39,297
1,455	REGENXBIO Inc.*	20,879

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
3,206	Relay Therapeutics Inc.*	$20,550
1,856	Replimune Group Inc.*	9,781
4,634	REVOLUTION Medicines Inc.*	177,621
3,152	Rigel Pharmaceuticals Inc.*	3,082
2,174	Rocket Pharmaceuticals Inc.*	46,350
2,894	Roivant Sciences Ltd.*	29,982
2,922	Royalty Pharma PLC, Class A Shares	80,092
1,861	Sage Therapeutics Inc.*	20,676
3,407	Sana Biotechnology Inc.*	25,553
2,686	Sangamo Therapeutics Inc.*	1,516
704	Sarepta Therapeutics Inc.*	91,421
3,419	Savara Inc.*	13,984
1,973	Scholar Rock Holding Corp.*	18,526
1,565	Seer Inc., Class A Shares*	2,817
2,292	SpringWorks Therapeutics Inc.*	95,026
659	Stoke Therapeutics Inc.*	9,635
80,607	Structure Therapeutics Inc., ADR*	2,756,759
1,105	Sutro Biopharma Inc.*	4,669
2,734	Syndax Pharmaceuticals Inc.*	52,684
1,655	Tango Therapeutics Inc.*	11,453
17,779	Tarsus Pharmaceuticals Inc.*	585,996
427	Tela Bio Inc.*	2,361
1,104	Tenaya Therapeutics Inc.*	4,648
782	Terns Pharmaceuticals Inc.*	4,700
4,762	TG Therapeutics Inc.*	77,621
1,841	Theravance Biopharma Inc.*	15,869
343	Third Harmonic Bio Inc.*	4,565
2,653	Travere Therapeutics Inc.*	19,685
256	Tyra Biosciences Inc.*	4,152
640	Ultragenyx Pharmaceutical Inc.*	25,690
355	United Therapeutics Corp.*	97,671
1,011	UroGen Pharma Ltd.*	13,446
1,806	Ventyx Biosciences Inc.*	8,633
10,406	Vera Therapeutics Inc., Class A Shares*	395,324
2,528	Veracyte Inc.*	52,456
1,641	Vericel Corp.*	78,276
1,872	Verve Therapeutics Inc.*	9,716
3,466	Viking Therapeutics Inc.*	215,793
2,977	Vir Biotechnology Inc.*	30,574
1,532	Viridian Therapeutics Inc.*	18,307
2,262	Vor BioPharma Inc.*	3,054
2,443	WaVe Life Sciences Ltd.*	15,098
3,203	X4 Pharmaceuticals Inc.*	3,235
2,025	Xencor Inc.*	48,114
112,422	Xenon Pharmaceuticals Inc.*	4,279,906
186	XOMA Corp.*	4,797
2,079	Zentalis Pharmaceuticals Inc.*	24,699
597	Zevra Therapeutics Inc.*	2,776
1,967	Zymeworks Inc.*	16,680
	Total Biotechnology	34,876,135
Commercial Services - 3.5%
1,459	2U Inc.*	406
553	Aaron's Co., Inc.	4,689

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
2,094	ABM Industries Inc.	$98,983
668	Acacia Research Corp.*	3,727
1,989	ADT Inc.	14,142
1,375	Adtalem Global Education Inc.*	88,536
1,783	Affirm Holdings Inc., Class A Shares*	52,188
727	AirSculpt Technologies Inc.*	2,988
1,637	Alarm.com Holdings Inc.*	107,076
14,147	Alight Inc., Class A Shares*	109,639
418	Alta Equipment Group Inc.	3,528
1,313	AMN Healthcare Services Inc.*	73,449
36,131	API Group Corp.*	1,287,709
122,449	Arlo Technologies Inc.*	1,740,000
163	Avis Budget Group Inc.	18,538
237	Barrett Business Services Inc.	31,365
4,385	Block Inc., Class A Shares*	280,991
8,323	Booz Allen Hamilton Holding Corp., Class A Shares	1,266,844
458	Bright Horizons Family Solutions Inc.*	48,145
46,833	BrightView Holdings Inc.*	646,764
1,486	Brink's Co.	153,415
988	Cadiz Inc.*	2,994
521	Carriage Services Inc., Class A Shares	14,010
497	Cass Information Systems Inc.	21,043
1,637	CBIZ Inc.*	124,117
4,052	Chegg Inc.*	15,519
626	Cimpress PLC*	51,651
688	Cintas Corp.	466,443
929	Cipher Mining Inc.*	3,447
3,871	Clarivate PLC*	22,065
6,409	Cleanspark Inc.*	102,993
828	CompoSecure Inc., Class A Shares	5,254
3,947	CoreCivic Inc.*	63,349
560	Corpay Inc.*	149,895
3,217	CoStar Group Inc.*	251,473
4,500	Coursera Inc.*	34,200
237	CPI Card Group Inc.*	6,207
241	CRA International Inc.	42,409
1,254	Cross Country Healthcare Inc.*	18,960
2,349	Custom Truck One Source Inc.*	11,205
1,557	Deluxe Corp.	35,391
390	Distribution Solutions Group Inc.*	13,018
273	Driven Brands Holdings Inc.*	3,137
2,267	Dun & Bradstreet Holdings Inc.	21,741
422	Emerald Holding Inc.*	2,405
946	Ennis Inc.	19,894
18,276	Equifax Inc.	4,228,884
340	Euronet Worldwide Inc.*	39,637
1,262	European Wax Center Inc., Class A Shares*	14,286
2,247	EVERTEC Inc.	78,578
1,928	First Advantage Corp.	30,964
3,399	FiscalNote Holdings Inc.*	4,351
3,645	Flywire Corp.*	62,512
219	Forrester Research Inc.*	3,940
437	Franklin Covey Co.*	16,169

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
265	FTI Consulting Inc.*	$56,922
596	Gartner Inc.*	250,123
4,202	GEO Group Inc.*	61,097
2,054	Global Payments Inc.	209,200
116	Graham Holdings Co., Class B Shares	87,282
242	Grand Canyon Education Inc.*	34,475
1,759	Green Dot Corp., Class A Shares*	17,432
937	GXO Logistics Inc.*	47,066
1,159	H&R Block Inc.	57,533
912	Hackett Group Inc.	20,347
2,641	Healthcare Services Group Inc.*	28,470
721	Heidrick & Struggles International Inc.	24,716
963	Herc Holdings Inc.	139,702
593	Hertz Global Holdings Inc.*	2,585
320	HireQuest Inc.	4,170
33,908	Huron Consulting Group Inc.*	2,994,415
759	I3 Verticals Inc., Class A Shares*	14,785
642	ICF International Inc.	91,645
616	Information Services Group Inc.	1,965
1,215	Insperity Inc.	115,085
1,280	John Wiley & Sons Inc., Class A Shares	46,656
1,124	Kelly Services Inc., Class A Shares	24,436
670	Kforce Inc.	41,413
39,109	Korn Ferry	2,578,847
4,541	Laureate Education Inc., Class A Shares	71,112
4,651	Legalzoom.com Inc.*	40,836
433	Lincoln Educational Services Corp.*	5,075
2,266	LiveRamp Holdings Inc.*	70,903
403	ManpowerGroup Inc.	30,072
7,659	Marathon Digital Holdings Inc.*(a)	149,504
294	MarketAxess Holdings Inc.	58,485
15,678	Marqeta Inc., Class A Shares*	83,407
1,059	Matthews International Corp., Class A Shares	30,001
410	Medifast Inc.	10,553
314	Mister Car Wash Inc.*	2,207
10,187	Moneylion Inc.*	1,003,420
1,103	Monro Inc.	26,086
204	Morningstar Inc.	58,803
528	National Research Corp.	14,826
334	Paylocity Holding Corp.*	47,485
9,307	Payoneer Global Inc.*	55,749
1,228	Paysafe Ltd.*	22,325
2,299	Perdoceo Education Corp.	51,728
1,180	Performant Financial Corp.*	3,623
1,546	PROG Holdings Inc.	58,423
2,727	Progyny Inc.*	73,493
554	Quad/Graphics Inc.	2,615
20,347	Quanta Services Inc.	5,614,551
1,189	R1 RCM Inc.*	15,291
1,424	RB Global Inc.	103,496
4,566	Remitly Global Inc.*	59,335
2,971	Repay Holdings Corp., Class A Shares*	28,938
1,227	Resources Connection Inc.	14,049

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
6,549	Riot Platforms Inc.*	$63,787
818	Robert Half Inc.	52,540
2,007	Rollins Inc.	91,700
11,946	Sabre Corp.*	37,391
1,155	Service Corp. International	82,767
435	Shift4 Payments Inc., Class A Shares*	29,267
176	SoundThinking Inc.*	2,828
1,057	Sterling Check Corp.*	16,257
9,909	StoneCo Ltd., Class A Shares*	137,141
778	Strategic Education Inc.	88,241
20,145	Stride Inc.*	1,383,156
1,220	Target Hospitality Corp.*	13,859
2,802	Toast Inc., Class A Shares*	67,892
292	Transcat Inc.*	37,201
1,511	TransUnion	108,671
1,092	TriNet Group Inc.	113,535
1,175	TrueBlue Inc.*	12,690
3,117	Udemy Inc.*	27,554
47	U-Haul Holding Co.*	2,972
801	U-Haul Holding Co. (Non-Voting)	48,693
538	United Rentals Inc.	360,143
1,314	Universal Technical Institute Inc.*	20,774
1,779	Upbound Group Inc.	58,387
427	V2X Inc.*	20,543
55,318	Valvoline Inc.*	2,245,911
1,137	Verisk Analytics Inc., Class A Shares	287,411
911	Vestis Corp.	11,224
734	Viad Corp.*	25,653
337	WEX Inc.*	63,127
479	Willdan Group Inc.*	15,558
1,516	WillScot Mobile Mini Holdings Corp.*	59,776
988	WW International Inc.*	1,640
2,419	ZipRecruiter Inc., Class A Shares*	24,456
	Total Commercial Services	32,384,766
Cosmetics/Personal Care - 0.6%
3,178	Beauty Health Co.*	7,023
3,039	Coty Inc., Class A Shares*	31,484
1,744	Edgewell Personal Care Co.	67,284
12,878	elf Beauty Inc.*	2,407,027
20,000	Estee Lauder Cos., Inc., Class A Shares	2,467,200
631	Inter Parfums Inc.	75,581
671	Waldencast PLC, Class A Shares*	2,858
	Total Cosmetics/Personal Care	5,058,457
Food - 1.9%
3,297	Albertsons Cos., Inc., Class A Shares	68,050
2,550	B&G Foods Inc.	24,327
1,969	Beyond Meat Inc.*(a)	14,945
583	Calavo Growers Inc.	15,724
1,413	Cal-Maine Foods Inc.	87,140
1,515	Campbell Soup Co.	67,236
1,231	Chefs' Warehouse Inc.*	48,526
3,731	Conagra Brands Inc.	111,482
1,525	Flowers Foods Inc.	35,410

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
37,600	General Mills Inc.	$2,585,000
798	Grocery Outlet Holding Corp.*	17,548
65,231	Hain Celestial Group Inc.*	499,669
745	HF Foods Group Inc.*	2,630
2,283	Hormel Foods Corp.	70,727
496	Ingles Markets Inc., Class A Shares	36,277
21,304	Ingredion Inc.	2,504,924
519	J & J Snack Foods Corp.	84,446
806	JM Smucker Co.	89,982
319	John B Sanfilippo & Son Inc.	32,165
2,037	Kellanova	122,913
3,084	Krispy Kreme Inc.	32,259
5,194	Kroger Co.	272,010
1,138	Lamb Weston Holdings Inc.	100,474
8,430	Lancaster Colony Corp.	1,563,765
1,964	McCormick & Co., Inc.	141,840
1,792	Mission Produce Inc.*	21,235
52	Nathan's Famous Inc.	3,686
212	Natural Grocers by Vitamin Cottage Inc.	4,575
38,402	Performance Food Group Co.*	2,672,779
377	Pilgrim's Pride Corp.*	13,546
413	Post Holdings Inc.*	44,013
1	Seaboard Corp.	3,341
95	Seneca Foods Corp., Class A Shares*	5,616
3,110	Simply Good Foods Co.*	119,704
1,249	SpartanNash Co.	24,543
31,551	Sprouts Farmers Market Inc.*	2,491,898
3,409	SunOpta Inc.*	20,488
60,960	TreeHouse Foods Inc.*	2,213,458
2,176	Tyson Foods Inc., Class A Shares	124,576
2,111	United Natural Foods Inc.*	25,353
1,780	US Foods Holding Corp.*	94,037
2,523	Utz Brands Inc.	46,776
161	Village Super Market Inc., Class A Shares	4,894
581	Weis Markets Inc.	38,085
588	WK Kellogg Co.	11,166
	Total Food	16,613,238
Healthcare-Products - 4.5%
750	10X Genomics Inc., Class A Shares*	16,815
1,695	Accuray Inc.*	3,000
4,372	Adaptive Biotechnologies Corp.*	15,083
2,324	Agilent Technologies Inc.	303,073
580	Akoya Biosciences Inc.*	1,247
595	Align Technology Inc.*	153,040
24,257	Alphatec Holdings Inc.*	235,535
682	AngioDynamics Inc.*	4,303
1,416	Artivion Inc.*	33,418
1,614	AtriCure Inc.*	36,380
51	Atrion Corp.	23,473
1,646	Avanos Medical Inc.*	32,772
5,273	Avantor Inc.*	126,974
954	Avita Medical Inc.*	9,168
1,615	Axogen Inc.*	11,030

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
1,700	Axonics Inc.*	$114,053
484	Azenta Inc.*	24,447
3,940	Baxter International Inc.	134,315
1,270	BioLife Solutions Inc.*	27,280
1,223	Bio-Techne Corp.	94,403
779	Bruker Corp.	51,032
3,117	Butterfly Network Inc.*	3,101
1,899	CareDx Inc.*	24,706
917	Castle Biosciences Inc.*	21,329
6,901	Cerus Corp.*	12,353
541	ClearPoint Neuro Inc.*	2,938
1,053	CONMED Corp.	80,491
1,516	Cooper Cos., Inc.	142,974
205	CVRx Inc.*	1,425
1,682	DENTSPLY SIRONA Inc.	47,113
2,074	Embecta Corp.	25,655
432	Enovis Corp.*	21,717
56,212	Envista Holdings Corp.*	1,088,264
1,408	Exact Sciences Corp.*	63,994
30,512	Glaukos Corp.*	3,439,313
36,002	Globus Medical Inc., Class A Shares*	2,416,094
1,711	Haemonetics Corp.*	143,861
1,801	Hologic Inc.*	132,878
178	ICU Medical Inc.*	18,929
655	IDEXX Laboratories Inc.*	325,502
1,841	Inari Medical Inc.*	92,050
334	InfuSystem Holdings Inc.*	2,385
2,684	Inmode Ltd.*	51,345
410	Inogen Inc.*	3,403
231	Inspire Medical Systems Inc.*	36,680
545	Insulet Corp.*	96,569
7,232	Integer Holdings Corp.*	876,808
90,356	Integra LifeSciences Holdings Corp.*	2,792,000
286	iRadimed Corp.	12,146
1,049	iRhythm Technologies Inc.*	92,532
1,955	KORU Medical Systems Inc.*	4,164
2,319	Lantheus Holdings Inc.*	189,764
12,844	LeMaitre Vascular Inc.	1,013,135
1,859	LivaNova PLC*	113,529
346	Masimo Corp.*	43,077
3,354	MaxCyte Inc.*	15,026
1,938	Merit Medical Systems Inc.*	157,269
4,099	MiMedx Group Inc.*	29,308
46,817	Natera Inc.*	4,987,415
885	Nautilus Biotechnology Inc., Class A Shares*	2,425
7,440	Neogen Corp.*	97,836
1,314	Nevro Corp.*	12,286
954	Novocure Ltd.*	20,998
3,430	OmniAb Inc.*	14,886
1,576	Omnicell Inc.*	51,362
2,423	OraSure Technologies Inc.*	11,461
375	Orchestra BioMed Holdings Inc.*	2,599
1,168	Orthofix Medical Inc.*	16,037

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
605	OrthoPediatrics Corp.*	$19,106
8,898	Pacific Biosciences of California Inc.*	15,927
1,673	Paragon 28 Inc.*	12,865
2,776	Patterson Cos .,Inc.	68,262
287	Penumbra Inc.*	54,378
17,465	PROCEPT BioRobotics Corp.*	1,159,676
1,452	Pulmonx Corp.*	10,527
284	Pulse Biosciences Inc.*(a)	3,280
1,764	QIAGEN NV*	76,311
1,247	Quanterix Corp.*	19,915
1,784	Quantum-Si Inc.*	2,712
34,886	QuidelOrtho Corp.*	1,541,612
437	Repligen Corp.*	65,152
1,162	ResMed Inc.	239,755
45,073	Revvity Inc.	4,924,676
20,934	RxSight Inc.*	1,224,011
91	Sanara Medtech Inc.*	2,703
88	Semler Scientific Inc.*	2,581
1,437	SI-BONE Inc.*	20,190
1,404	Silk Road Medical Inc.*	30,523
6,674	Soleno Therapeutics Inc.*	280,842
1,685	STAAR Surgical Co.*	69,978
773	STERIS PLC	172,286
527	Surmodics Inc.*	22,166
898	Tactile Systems Technology Inc.*	11,432
33,102	Tandem Diabetes Care Inc.*	1,695,815
370	Teleflex Inc.	77,356
49,070	TransMedics Group Inc.*	6,693,148
1,652	Treace Medical Concepts Inc.*	9,714
19,837	Twist Bioscience Corp.*	831,170
247	UFP Technologies Inc.*	64,309
62	Utah Medical Products Inc.	4,234
1,406	Varex Imaging Corp.*	21,723
457	Waters Corp.*	141,167
576	West Pharmaceutical Services Inc.	190,892
1,634	Zimmer Biomet Holdings Inc.	188,155
978	Zimvie Inc.*	16,284
346	Zynex Inc.*(a)	3,512
	Total Healthcare-Products	40,290,318
Healthcare-Services - 1.2%
4,795	23andMe Holding Co., Class A Shares*	2,614
712	Acadia Healthcare Co., Inc.*	49,050
2,466	Accolade Inc.*	17,459
544	Addus HomeCare Corp.*	62,457
2,624	agilon health Inc.*	16,531
266	Amedisys Inc.*	24,246
4,438	American Well Corp., Class A Shares*	1,895
1,482	Astrana Health Inc.*	61,399
870	Aveanna Healthcare Holdings Inc.*	2,271
1,792	BrightSpring Health Services Inc.*	20,160
6,586	Brookdale Senior Living Inc.*	44,192
47	CareMax Inc.*	138
1,418	Catalent Inc.*	76,274

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - (continued)
398	Charles River Laboratories International Inc.*	$82,959
116	Chemed Corp.	64,307
4,870	Community Health Systems Inc.*	19,285
301	CorVel Corp.*	72,195
430	DaVita Inc.*	63,262
3,054	DocGo Inc.*	8,948
49,038	Encompass Health Corp.	4,236,393
1,695	Enhabit Inc.*	15,577
1,867	Ensign Group Inc.	226,355
730	Fortrea Holdings Inc.*	18,535
770	Fulgent Genetics Inc.*	15,900
19,944	GeneDx Holdings Corp., Class A Shares*	391,102
14,049	Ginkgo Bioworks Holdings Inc.*(a)	7,425
2,852	HealthEquity Inc.*	232,951
6,900	Humana Inc.	2,471,028
5,994	ICON PLC ADR*	1,946,971
485	Innovage Holding Corp.*	2,153
1,446	IQVIA Holdings Inc.*	316,804
339	Joint Corp.*	5,088
662	Labcorp Holdings Inc.	129,030
3,811	LifeStance Health Group Inc.*	21,227
184	Medpace Holdings Inc.*	71,087
490	ModivCare Inc.*	13,387
450	Molina Healthcare Inc.*	141,561
1,585	Nano-X Imaging Ltd.*(a)	13,251
439	National HealthCare Corp.	46,424
15,560	OPKO Health Inc.*(a)	21,317
5,425	Oscar Health Inc., Class A Shares*	108,283
3,029	Pediatrix Medical Group Inc.*	22,142
1,051	Pennant Group Inc.*	24,741
878	Quest Diagnostics Inc.	124,650
739	Quipt Home Medical Corp.*	2,483
2,064	RadNet Inc.*	121,033
3,562	Select Medical Holdings Corp.	123,067
1,099	Sotera Health Co.*	12,287
2,602	Surgery Partners Inc.*	71,815
1,390	Teladoc Health Inc.*	15,624
796	Tenet Healthcare Corp.*	107,635
472	Universal Health Services Inc., Class B Shares	89,586
518	US Physical Therapy Inc.	53,131
1,334	Viemed Healthcare Inc.*	9,885
	Total Healthcare-Services	11,919,570
Household Products/Wares - 0.0%
3,111	ACCO Brands Corp.	15,835
631	Avery Dennison Corp.	143,609
367	Central Garden & Pet Co.*	15,946
1,788	Central Garden & Pet Co., Class A Shares*	66,782
1,901	Church & Dwight Co., Inc.	203,426
966	Clorox Co.	127,087
815	Helen of Troy Ltd.*	87,107
1,161	Quanex Building Products Corp.	38,267
490	Reynolds Consumer Products Inc.	13,936
235	Spectrum Brands Holdings Inc.	21,089

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Household Products/Wares - (continued)
464	WD-40 Co.	$104,256
	Total Household Products/Wares	837,340
Pharmaceuticals - 3.0%
2,413	ACELYRIN Inc.*	9,942
1,273	Aclaris Therapeutics Inc.*	1,311
3,387	AdaptHealth Corp., Class A Shares*	32,109
1,924	Agios Pharmaceuticals Inc.*	69,918
2,403	Alector Inc.*	11,823
5,645	Alkermes PLC*	132,093
4,428	Amneal Pharmaceuticals Inc.*	29,579
1,334	Amphastar Pharmaceuticals Inc.*	56,468
1,800	Amylyx Pharmaceuticals Inc.*	3,096
563	Anika Therapeutics Inc.*	14,441
1,690	Arvinas Inc.*	56,007
10,885	Ascendis Pharma AS, ADR*	1,470,563
1,620	Assertio Holdings Inc.*	1,612
21,626	Avadel Pharmaceuticals PLC*	344,935
83,331	BellRing Brands Inc.*	4,847,364
778	Biote Corp., Class A Shares*	5,181
1,919	Cardinal Health Inc.	190,499
3,890	Catalyst Pharmaceuticals Inc.*	62,901
1,337	Cencora Inc.	302,924
53,685	Centessa Pharmaceuticals PLC, ADR*(a)	463,302
3,379	Citius Pharmaceuticals Inc.*	2,357
1,851	Coherus Biosciences Inc.*	3,369
1,086	Collegium Pharmaceutical Inc.*	35,990
2,776	Corcept Therapeutics Inc.*	83,752
2,172	CorMedix Inc.*	11,446
3,073	DexCom Inc.*	364,980
236	Eagle Pharmaceuticals Inc.*	819
3,887	Elanco Animal Health Inc.*	68,722
796	Enanta Pharmaceuticals Inc.*	9,926
888	Enliven Therapeutics Inc.*(a)	20,042
411	Fennec Pharmaceuticals Inc.*(b)	2,787
484	Foghorn Therapeutics Inc.*	2,822
1,615	Gritstone bio Inc.*	1,250
1,141	Harmony Biosciences Holdings Inc.*	33,545
1,189	Harrow Inc.*	21,343
1,028	Henry Schein Inc.*	71,282
3,536	Herbalife Ltd.*	36,421
2,333	Heron Therapeutics Inc.*	8,632
414	Immuneering Corp., Class A Shares*	575
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	30,656
486	Jazz Pharmaceuticals PLC*	51,152
25,783	KalVista Pharmaceuticals Inc.*	300,888
2,451	Kura Oncology Inc.*	50,515
9,738	Longboard Pharmaceuticals Inc.*	183,756
6,663	Lyell Immunopharma Inc.*	18,457
505	Madrigal Pharmaceuticals Inc.*	119,261
9,139	MannKind Corp.*	42,679
1,818	Marinus Pharmaceuticals Inc.*	2,582
19,263	Merus NV*	1,025,562
894	Mirum Pharmaceuticals Inc.*	21,483

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
1,283	Morphic Holding Inc.*	$38,965
241	Nature's Sunshine Products Inc.*	3,692
8,531	Neurocrine Biosciences Inc.*	1,155,183
3,841	Ocular Therapeutix Inc.*	21,894
1,819	Optinose Inc.*	1,965
5,698	Option Care Health Inc.*	169,914
2,066	Organon & Co.	44,068
1,422	ORIC Pharmaceuticals Inc.*	12,784
461	Outlook Therapeutics Inc.*	3,259
2,570	Owens & Minor Inc.*	44,795
1,591	Pacira BioSciences Inc.*	48,255
1,102	Perrigo Co. PLC	30,338
1,033	PetIQ Inc., Class A Shares*	21,445
798	Phibro Animal Health Corp., Class A Shares	14,069
702	PMV Pharmaceuticals Inc.*	1,278
997	Premier Inc., Class A Shares	18,863
62,365	Prestige Consumer Healthcare Inc.*	4,010,693
17,659	Protagonist Therapeutics Inc.*	497,101
3,218	Revance Therapeutics Inc.*	9,139
38,696	Rhythm Pharmaceuticals Inc.*	1,380,673
1,194	Sagimet Biosciences Inc., Class A Shares*	6,364
530	scPharmaceuticals Inc.*	2,072
1,780	Seres Therapeutics Inc.*	1,780
1,793	SIGA Technologies Inc.	13,412
4,257	Summit Therapeutics Inc.*(a)	36,972
1,710	Supernus Pharmaceuticals Inc.*	46,375
317	Taro Pharmaceutical Industries Ltd.*	13,574
1,072	Trevi Therapeutics Inc.*	2,755
419	USANA Health Sciences Inc.*	19,944
1,028	Vanda Pharmaceuticals Inc.*	5,253
69,532	Vaxcyte Inc.*	4,886,014
536	Verrica Pharmaceuticals Inc.*(a)	4,561
9,369	Viatris Inc.	99,311
1,516	Voyager Therapeutics Inc.*	12,734
2,427	Xeris Biopharma Holdings Inc.*	5,473
1,334	Y-mAbs Therapeutics Inc.*	16,141
	Total Pharmaceuticals	23,434,227
	TOTAL CONSUMER NON-CYCLICAL	172,279,187
ENERGY - 5.3%
Coal - 0.4%
394	Alpha Metallurgical Resources Inc.	124,272
616	Arch Resources Inc.	107,141
1,048	CONSOL Energy Inc.*	108,646
427	Hallador Energy Co.*	3,830
74	NACCO Industries Inc., Class A Shares	2,463
3,918	Peabody Energy Corp.	97,088
856	Ramaco Resources Inc., Class A Shares	12,112
2,976	SunCoke Energy Inc.	31,397
60,471	Teck Resources Ltd., Class B Shares	3,147,516
1,771	Warrior Met Coal Inc.	121,190
	Total Coal	3,755,655

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Energy-Alternate Sources - 0.2%
5,233	Array Technologies Inc.*	$74,204
1,790	Energy Vault Holdings Inc.*	2,345
1,040	Enphase Energy Inc.*	133,016
1,957	Eos Energy Enterprises Inc.*	1,393
6,458	First Solar Inc.*	1,755,026
2,091	Fluence Energy Inc., Class A Shares*	52,547
16,731	FuelCell Energy Inc.*	15,024
480	FutureFuel Corp.	2,054
4,241	Gevo Inc.*	2,900
2,042	Green Plains Inc.*	35,061
550	Maxeon Solar Technologies Ltd.*	1,034
2,634	Montauk Renewables Inc.*	14,118
4,679	Plug Power Inc.*(a)	15,581
562	REX American Resources Corp.*	28,094
5,913	Shoals Technologies Group Inc., Class A Shares*	46,535
2,589	Stem Inc.*(a)	3,443
3,854	Sunnova Energy International Inc.*	20,118
3,371	SunPower Corp., Class A Shares*(a)	11,259
1,768	Sunrun Inc.*	25,565
941	TPI Composites Inc.*	5,157
	Total Energy-Alternate Sources	2,244,474
Oil & Gas - 3.3%
658	Amplify Energy Corp.*	4,145
44,382	Antero Resources Corp.*	1,581,331
2,884	APA Corp.	88,049
2,782	Berry Corp.	19,391
7,677	Borr Drilling Ltd.*	52,895
2,379	California Resources Corp.	112,646
41,587	Chesapeake Energy Corp.	3,781,506
1,430	Chord Energy Corp.	265,136
45,910	Civitas Resources Inc.	3,377,140
5,358	CNX Resources Corp.*	140,915
3,296	Comstock Resources Inc.	38,596
5,825	Coterra Energy Inc.	166,129
2,749	Crescent Energy Co., Class A Shares	34,637
1,052	CVR Energy Inc.	29,309
2,235	Delek US Holdings Inc.	56,903
5,129	Devon Energy Corp.	251,731
3,573	Diamond Offshore Drilling Inc.*	54,238
22,091	Diamondback Energy Inc.	4,401,853
322	Empire Petroleum Corp.*	2,331
2,827	EQT Corp.	116,161
568	Evolution Petroleum Corp.	3,266
591	Granite Ridge Resources Inc.	3,871
5,704	Gulfport Energy Corp.*	922,964
3,325	Helmerich & Payne Inc.	126,550
2,210	Hess Corp.	340,561
1,294	HF Sinclair Corp.	71,468
221	HighPeak Energy Inc.	3,487
15,685	Kosmos Energy Ltd.*	95,679
5,880	Magnolia Oil & Gas Corp., Class A Shares	152,586
4,546	Marathon Oil Corp.	131,652
20,157	Matador Resources Co.	1,278,962

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
4,834	Murphy Oil Corp.	$206,847
330	Nabors Industries Ltd.*	24,671
3,833	Noble Corp. PLC	178,081
3,013	Northern Oil & Gas Inc.	123,322
57,515	Ovintiv Inc.	2,971,800
1,911	Par Pacific Holdings Inc.*	51,865
12,059	Patterson-UTI Energy Inc.	132,890
3,668	PBF Energy Inc., Class A Shares	169,938
310,088	Permian Resources Corp., Class A Shares	5,082,342
3,492	Phillips 66	496,248
41	PrimeEnergy Resources Corp.*	4,674
1,858	Range Resources Corp.	68,579
160	Riley Exploration Permian Inc.	4,672
2,186	Ring Energy Inc.*	3,913
1,203	SandRidge Energy Inc.	16,794
1,558	Seadrill Ltd.*	80,813
766	SilverBow Resources Inc.*	30,027
2,843	Sitio Royalties Corp., Class A Shares	66,612
3,852	SM Energy Co.	194,256
8,708	Southwestern Energy Co.*	65,571
4,687	Talos Energy Inc.*	56,291
20,597	Tellurian Inc.*	10,589
147	Texas Pacific Land Corp.	90,304
3,503	VAALCO Energy Inc.	22,349
1,979	Valaris Ltd.*	153,175
1,183	Vertex Energy Inc.*(a)	1,337
822	Vital Energy Inc.*	40,155
919	Vitesse Energy Inc.	23,453
1,811	W&T Offshore Inc.	4,039
16,277	Weatherford International PLC*	1,958,774
	Total Oil & Gas	30,040,469
Oil & Gas Services - 1.1%
4,778	Archrock Inc.	96,707
1,137	Aris Water Solutions Inc., Class A Shares	17,476
36,474	Atlas Energy Solutions Inc., Class A Shares	883,400
7,873	Baker Hughes Co., Class A Shares	263,588
5,940	Bristow Group Inc.*	213,305
81,287	ChampionX Corp.	2,651,582
1,690	Core Laboratories Inc.	31,671
756	DMC Global Inc.*	9,820
3,705	DNOW Inc.*	54,056
1,223	Dril-Quip Inc.*	23,653
3,111	Expro Group Holdings NV*	68,286
176	Forum Energy Technologies Inc.*	3,210
7,156	Halliburton Co.	262,625
5,031	Helix Energy Solutions Group Inc.*	57,907
317	KLX Energy Services Holdings Inc.*	1,620
602	Kodiak Gas Services Inc.	16,585
5,615	Liberty Energy Inc., Class A Shares	138,634
1,322	Mammoth Energy Services Inc.*	4,905
2,834	Newpark Resources Inc.*	24,032
3,125	NOV Inc.	58,813
3,471	Oceaneering International Inc.*	82,193

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas Services - (continued)
2,422	Oil States International Inc.*	$10,826
471	ProFrac Holding Corp., Class A Shares*	4,531
3,494	ProPetro Holding Corp.*	33,473
272	Ranger Energy Services Inc., Class A Shares	2,870
3,100	RPC Inc.	21,173
939	SEACOR Marine Holdings Inc.*	12,357
2,895	Select Water Solutions Inc., Class A Shares	31,642
576	Solaris Oilfield Infrastructure Inc., Class A Shares	5,276
94,608	TechnipFMC PLC	2,477,784
4,219	TETRA Technologies Inc.*	15,653
16,586	Tidewater Inc.*	1,713,831
2,691	US Silica Holdings Inc.*	41,684
	Total Oil & Gas Services	9,335,168
Pipelines - 0.3%
2,742	Antero Midstream Corp.	40,170
1,907	Cheniere Energy Inc.	300,906
778	DT Midstream Inc.	52,188
14,869	Equitrans Midstream Corp.	212,329
715	Excelerate Energy Inc., Class A Shares	12,734
3,455	Golar LNG Ltd.	90,832
1,277	Kinetik Holdings Inc., Class A Shares	52,344
567	New Fortress Energy Inc., Class A Shares	14,373
2,958	NextDecade Corp.*	21,179
4,626	ONEOK Inc.	374,706
1,722	Targa Resources Corp.	203,592
9,683	Williams Cos., Inc.	401,941
	Total Pipelines	1,777,294
	TOTAL ENERGY	47,153,060
FINANCIAL - 17.6%
Banks - 5.1%
589	1st Source Corp.	30,286
151	ACNB Corp.	4,767
687	Alerus Financial Corp.	13,287
672	Amalgamated Financial Corp.	16,988
948	Amerant Bancorp Inc., Class A Shares	20,894
2,266	Ameris Bancorp	113,187
151	Ames National Corp.	3,095
571	Arrow Financial Corp.	14,338
5,180	Associated Banc-Corp.	110,956
3,102	Atlantic Union Bankshares Corp.	101,218
762	BancFirst Corp.	65,646
1,796	Bancorp Inc.*	60,328
335	Bank First Corp.	27,349
1,349	Bank of Hawaii Corp.	77,891
285	Bank of Marin Bancorp	4,383
5,973	Bank of New York Mellon Corp.	356,051
1,692	Bank of NT Butterfield & Son Ltd.	57,646
861	Bank OZK	36,059
101	Bank7 Corp.	3,055
2,569	BankUnited Inc.	73,705
135	Bankwell Financial Group Inc.	3,340
1,190	Banner Corp.	55,728

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
574	Bar Harbor Bankshares	$15,079
214	BayCom Corp.	4,319
279	BCB Bancorp Inc.	2,790
433	Blue Foundry Bancorp*	3,979
238	BOK Financial Corp.	21,568
375	Bridgewater Bancshares Inc.*	4,226
352	Burke & Herbert Financial Services Corp.	17,635
886	Business First Bancshares Inc.	19,005
916	Byline Bancorp Inc.	21,160
60	C&F Financial Corp.	2,636
6,200	Cadence Bank	177,010
256	Cambridge Bancorp	17,137
538	Camden National Corp.	17,442
178	Capital Bancorp Inc.	3,587
511	Capital City Bank Group Inc.	13,879
427	Carter Bankshares Inc.*	5,444
2,385	Cathay General Bancorp	87,863
985	Central Pacific Financial Corp.	19,976
62	Chemung Financial Corp.	2,691
155	ChoiceOne Financial Services Inc.	3,825
271	Citizens & Northern Corp.	4,751
3,640	Citizens Financial Group Inc.	128,456
70	Citizens Financial Services Inc.	2,936
13,802	City Holding Co.	1,410,840
281	Civista Bancshares Inc.	4,027
780	CNB Financial Corp.	15,132
413	Coastal Financial Corp.*	18,312
172	Codorus Valley Bancorp Inc.	3,784
305	Colony Bankcorp Inc.	3,684
140,893	Columbia Banking System Inc.	2,716,417
1,048	Comerica Inc.	53,700
958	Commerce Bancshares Inc.	53,303
1,831	Community Financial System Inc.	83,237
566	Community Trust Bancorp Inc.	23,834
533	Community West Bancshares	9,258
1,321	ConnectOne Bancorp Inc.	24,623
1,656	CrossFirst Bankshares Inc.*	21,677
472	Cullen/Frost Bankers Inc.	47,946
11,132	Customers Bancorp Inc.*	504,280
4,579	CVB Financial Corp.	75,737
1,271	Dime Community Bancshares Inc.	23,475
1,066	Eagle Bancorp Inc.	19,220
1,105	East West Bancorp Inc.	81,980
5,352	Eastern Bankshares Inc.	73,322
174	Enterprise Bancorp Inc.	4,376
1,265	Enterprise Financial Services Corp.	48,943
549	Equity Bancshares Inc., Class A Shares	18,501
272	Esquire Financial Holdings Inc.	12,449
92	Evans Bancorp Inc.	2,434
232	Farmers & Merchants Bancorp Inc.	5,118
1,369	Farmers National Banc Corp.	16,729
1,243	FB Financial Corp.	45,991
85	Fidelity D&D Bancorp Inc.	3,930

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
5,285	Fifth Third Bancorp	$197,765
276	Financial Institutions Inc.	4,860
5,552	First BanCorp (Puerto Rico)	98,437
1,390	First Bancorp (Southern Pines NC)	43,854
178	First Bancorp Inc.	4,300
1,100	First Bancshares Inc.	27,885
380	First Bank	4,625
1,821	First Busey Corp.	41,173
143	First Business Financial Services Inc.	4,863
3,185	First Citizens BancShares Inc., Class A Shares	5,409,500
3,575	First Commonwealth Financial Corp.	48,298
630	First Community Bankshares Inc.	21,886
174	First Community Corp.	2,913
3,251	First Financial Bancorp	72,497
4,444	First Financial Bankshares Inc.	133,231
434	First Financial Corp.	16,075
1,977	First Foundation Inc.	11,704
1,062	First Hawaiian Inc.	21,590
194,469	First Horizon Corp.	3,080,389
101,144	First Interstate BancSystem Inc., Class A Shares	2,684,362
2,042	First Merchants Corp.	67,488
806	First Mid Bancshares Inc.	25,582
388	First of Long Island Corp.	3,880
232	Five Star Bancorp	5,317
2,882	FNB Corp.	39,685
5,523	Fulton Financial Corp.	93,007
295	FVCBankcorp Inc.*	3,245
996	German American Bancorp Inc.	31,523
3,801	Glacier Bancorp Inc.	142,081
332	Great Southern Bancorp Inc.	17,427
152	Guaranty Bancshares Inc.	4,432
2,962	Hancock Whitney Corp.	138,414
1,145	Hanmi Financial Corp.	18,045
1,536	HarborOne Bancorp Inc.	15,990
244	HBT Financial Inc.	4,758
1,473	Heartland Financial USA Inc.	64,753
1,995	Heritage Commerce Corp.	16,259
1,258	Heritage Financial Corp.	22,808
1,628	Hilltop Holdings Inc.	49,801
6,278	Home BancShares Inc.	147,659
435	HomeStreet Inc.	3,972
4,041	Hope Bancorp Inc.	42,552
1,591	Horizon Bancorp Inc.	19,442
11,223	Huntington Bancshares Inc.	156,224
40,701	Independent Bank Corp. (Massachusetts)	2,067,204
746	Independent Bank Corp. (Michingan)	18,695
1,257	Independent Bank Group Inc.	57,872
1,841	International Bancshares Corp.	104,624
227	John Marshall Bancorp Inc.	3,913
2,170	Kearny Financial Corp.	12,304
251,101	KeyCorp	3,608,321
862	Lakeland Financial Corp.	53,470
242	LCNB Corp.	3,412

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
1,175	Live Oak Bancshares Inc.	$40,514
1,288	M&T Bank Corp.	195,261
1,012	Macatawa Bank Corp.	14,229
122	MainStreet Bancshares Inc.	2,062
575	Mercantile Bank Corp.	22,028
573	Merchants Bancorp	22,949
690	Metrocity Bankshares Inc.	17,009
396	Metropolitan Bank Holding Corp.*	16,652
564	Mid Penn Bancorp Inc.	12,070
144	Middlefield Banc Corp.	3,038
691	Midland States Bancorp Inc.	15,700
558	MidWestOne Financial Group Inc.	11,947
206	MVB Financial Corp.	3,858
35,336	National Bank Holdings Corp., Class A Shares	1,288,704
102	National Bankshares Inc.	3,138
1,592	NBT Bancorp Inc.	59,191
454	Nicolet Bankshares Inc.	36,561
261	Northeast Bank	14,509
245	Northeast Community Bancorp Inc.	4,180
1,602	Northern Trust Corp.	134,952
101	Northrim BanCorp Inc.	5,899
135	Norwood Financial Corp.	3,417
18,750	NU Holdings Ltd., Class A Shares*	222,750
124	Oak Valley Bancorp	2,954
1,601	OFG Bancorp	59,493
177,714	Old National Bancorp	3,037,132
1,589	Old Second Bancorp Inc.	22,977
93	Orange County Bancorp Inc.	4,560
1,039	Origin Bancorp Inc.	32,490
187	Orrstown Financial Services Inc.	4,883
496	Park National Corp.	68,180
193	Parke Bancorp Inc.	3,132
912	Pathward Financial Inc.	48,619
202	PCB Bancorp	3,074
644	Peapack-Gladstone Financial Corp.	13,975
157	Penns Woods Bancorp Inc.	3,120
1,236	Peoples Bancorp Inc.	36,029
126	Peoples Financial Services Corp.	4,913
36,460	Pinnacle Financial Partners Inc.	2,898,935
309	Pioneer Bancorp Inc.*	3,090
100	Plumas Bancorp	3,492
359	Ponce Financial Group Inc.*	3,360
563	Popular Inc.	50,113
459	Preferred Bank	34,296
1,276	Premier Financial Corp.	25,150
355	Primis Financial Corp.	3,724
116	Princeton Bancorp Inc.	3,551
699	Prosperity Bancshares Inc.	43,548
585	QCR Holdings Inc.	33,152
653	RBB Bancorp	11,996
88	Red River Bancshares Inc.	4,036
7,300	Regions Financial Corp.	141,255
1,914	Renasant Corp.	57,650

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
323	Republic Bancorp Inc., Class A Shares	$16,728
1,339	S&T Bancorp Inc.	42,727
1,554	Sandy Spring Bancorp Inc.	36,426
2,907	Seacoast Banking Corp. of Florida	68,809
1,743	ServisFirst Bancshares Inc.	107,717
1,168	Shore Bancshares Inc.	13,210
536	Sierra Bancorp	11,267
4,268	Simmons First National Corp., Class A Shares	74,178
622	SmartFinancial Inc.	14,393
225	South Plains Financial Inc.	6,109
141	Southern First Bancshares Inc.*	3,873
138	Southern States Bancshares Inc.	3,661
1,026	Southside Bancshares Inc.	27,507
2,532	SouthState Corp.	195,749
2,401	State Street Corp.	181,492
1,712	Stellar Bancorp Inc.	38,674
534	Sterling Bancorp Inc.*	2,659
951	Stock Yards Bancorp Inc.	44,554
1,158	Synovus Financial Corp.	45,961
1,642	Texas Capital Bancshares Inc.*	98,980
235	Third Coast Bancshares Inc.*	4,956
502	Tompkins Financial Corp.	23,549
2,427	Towne Bank	65,990
1,096	TriCo Bancshares	41,736
4,358	Triumph Financial Inc.*	323,799
688	TrustCo Bank Corp. NY	19,126
2,114	Trustmark Corp.	61,623
1,512	UMB Financial Corp.	124,649
4,458	United Bankshares Inc.	144,618
3,960	United Community Banks Inc.	101,614
133	Unity Bancorp Inc.	3,721
61,643	Univest Financial Corp.	1,343,817
262	USCB Financial Holdings Inc.	3,165
298,444	Valley National Bancorp	2,127,906
1,852	Veritex Holdings Inc.	37,781
106	Virginia National Bankshares Corp.	3,102
1,090	Walker & Dunlop Inc.	104,629
640	Washington Trust Bancorp Inc.	16,800
1,354	Webster Financial Corp.	59,874
2,002	WesBanco Inc.	55,255
294	West BanCorp Inc.	5,092
26,414	Westamerica BanCorp	1,289,531
16,731	Western Alliance Bancorp	1,054,555
41,833	Wintrust Financial Corp.	4,125,152
1,164	Zions Bancorp N.A.	50,273
	Total Banks	47,308,700
Diversified Financial Services - 3.2%
278	Affiliated Managers Group Inc.	45,203
838	Air Lease Corp., Class A Shares	39,922
2,135	Ally Financial Inc.	83,201
370	AlTi Global Inc.*	1,765
797	Ameriprise Financial Inc.	347,978
4,143	Apollo Global Management Inc.	481,251

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
1,335	Ares Management Corp., Class A Shares	$187,127
2,108	Artisan Partners Asset Management Inc., Class A Shares	92,815
788	AssetMark Financial Holdings Inc.*	27,099
81	Atlanticus Holdings Corp.*	2,082
761	B Riley Financial Inc.(a)	18,234
68	Bakkt Holdings Inc., Class A Shares*(a)	1,197
12,262	BGC Group Inc., Class A Shares	106,312
136,310	Blue Owl Capital Inc., Class A Shares	2,452,217
1,719	Bread Financial Holdings Inc.	71,785
1,173	Brightsphere Investment Group Inc.	26,005
951	Brookfield Business Corp., Class A Shares	19,543
23,700	Capital One Financial Corp.	3,261,831
18,121	Cboe Global Markets Inc.	3,134,752
899	Cohen & Steers Inc.	63,191
1,362	Coinbase Global Inc., Class A Shares*	307,703
986	Columbia Financial Inc.*	14,297
487	Consumer Portfolio Services Inc.*	4,032
51	Credit Acceptance Corp.*	25,032
104	Diamond Hill Investment Group Inc.	15,604
1,998	Discover Financial Services	245,075
1,058	Enact Holdings Inc.	32,491
819	Encore Capital Group Inc.*	36,233
1,008	Enova International Inc.*	62,143
6,325	Evercore Inc., Class A Shares	1,283,595
317	Federal Agricultural Mortgage Corp., Class C Shares	55,370
141	First Western Financial Inc.*	2,380
2,012	Forge Global Holdings Inc.*	3,179
2,257	Franklin Resources Inc.	53,265
56,137	FTAI Aviation Ltd.	4,733,472
1,631	GCM Grosvenor Inc., Class A Shares	16,392
1,247	Hamilton Lane Inc., Class A Shares	156,486
11,829	Houlihan Lokey Inc., Class A Shares	1,601,055
815	Interactive Brokers Group Inc., Class A Shares	102,462
1,162	International Money Express Inc.*	24,239
2,910	Invesco Ltd.	45,716
1,085	Janus Henderson Group PLC	36,348
1,438	Jefferies Financial Group Inc.	66,896
888	Lazard Inc., Class A Shares	35,724
3,873	LendingClub Corp.*	34,547
404	LendingTree Inc.*	17,368
588	LPL Financial Holdings Inc.	168,291
2,283	Moelis & Co., Class A Shares	129,241
2,196	Mr Cooper Group Inc.*	183,146
2,915	Nasdaq Inc.	172,072
3,003	Navient Corp.	45,255
454	Nelnet Inc., Class A Shares	47,062
1,244	NerdWallet Inc., Class A Shares*	17,354
113	Ocwen Financial Corp.*	2,770
901	OneMain Holdings Inc., Class A Shares	44,257
6,822	Pagseguro Digital Ltd., Class A Shares*	83,570
888	Paysign Inc.*	4,023
879	PennyMac Financial Services Inc.	79,681
1,546	Perella Weinberg Partners, Class A Shares	23,870

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
593	Piper Sandler Cos	$125,586
817	PJT Partners Inc., Class A Shares	87,149
1,371	PRA Group Inc.*	29,586
5,110	Radian Group Inc.	159,636
20,274	Raymond James Financial Inc.	2,488,634
143	Regional Management Corp.	3,933
1,070	Rocket Cos., Inc., Class A Shares*	14,873
320	Security National Financial Corp., Class A Shares*	2,573
800	SEI Investments Co.	54,168
167	Silvercrest Asset Management Group Inc., Class A Shares	2,552
1,818	SLM Corp.	39,014
7,429	SoFi Technologies Inc.*	51,260
1,869	StepStone Group Inc., Class A Shares	80,255
788	Stifel Financial Corp.	63,789
928	StoneX Group Inc.*	69,665
222	SWK Holdings Corp.*	3,825
3,220	Synchrony Financial	141,036
1,717	T Rowe Price Group Inc.	202,314
591	TPG Inc., Class A Shares	24,775
33,378	Tradeweb Markets Inc., Class A Shares	3,638,536
2,532	Upstart Holdings Inc.*(a)	62,591
534	UWM Holdings Corp.	3,936
211	Velocity Financial Inc.*	3,904
947	Victory Capital Holdings Inc., Class A Shares	49,272
760	Virtu Financial Inc., Class A Shares	16,720
240	Virtus Investment Partners Inc.	54,862
781	Voya Financial Inc.	59,215
2,933	Western Union Co.	37,542
4,857	WisdomTree Inc.	48,424
151	World Acceptance Corp.*	19,402
2,560	XP Inc., Class A Shares	48,614
	Total Diversified Financial Services	28,162,847
Equity Real Estate Investment Trusts (REITs) - 3.9%
3,252	Acadia Realty Trust	56,064
301	AFC Gamma Inc.	3,537
5,163	AGNC Investment Corp.	49,513
50,234	Agree Realty Corp.	3,052,218
2,546	Alexander & Baldwin Inc.	42,773
81	Alexander's Inc.	17,188
29,893	Alexandria Real Estate Equities Inc.	3,557,267
238	Alpine Income Property Trust Inc.	3,732
1,727	American Assets Trust Inc.	37,562
76,516	American Homes 4 Rent, Class A Shares	2,757,637
2,310	Americold Realty Trust Inc.	61,608
3,897	Annaly Capital Management Inc.	76,771
1,202	Apartment Income REIT Corp.	46,577
5,153	Apartment Investment & Management Co., Class A Shares*	40,657
4,941	Apollo Commercial Real Estate Finance Inc.	49,904
7,368	Apple Hospitality REIT Inc.	106,394
6,335	Arbor Realty Trust Inc.(a)	86,663
1,981	Ares Commercial Real Estate Corp.	13,788
2,433	Armada Hoffler Properties Inc.	27,590
1,745	ARMOUR Residential REIT Inc.	33,748

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
1,137	AvalonBay Communities Inc.	$219,077
5,892	Blackstone Mortgage Trust Inc., Class A Shares(a)	102,756
1,237	Boston Properties Inc.	75,049
1,207	Braemar Hotels & Resorts Inc.	3,368
6,129	Brandywine Realty Trust	28,255
4,597	BrightSpire Capital Inc., Class A Shares	27,812
2,384	Brixmor Property Group Inc.	53,664
6,450	Broadstone Net Lease Inc., Class A Shares	99,007
219	BRT Apartments Corp.	3,832
818	Camden Property Trust	83,968
3,986	CareTrust REIT Inc.	101,922
980	CBL & Associates Properties Inc.	21,658
540	Centerspace	36,860
1,602	Chatham Lodging Trust	13,553
90,418	Chimera Investment Corp.	1,075,974
884	City Office REIT Inc.	4,358
3,235	Claros Mortgage Trust Inc.	25,524
963	Community Healthcare Trust Inc.	22,592
91,001	COPT Defense Properties	2,244,995
1,240	Cousins Properties Inc.	28,681
846	CTO Realty Growth Inc.	15,025
1,764	CubeSmart	74,635
7,264	DiamondRock Hospitality Co.	61,526
2,482	Digital Realty Trust Inc.	360,734
8,663	Diversified Healthcare Trust	21,051
5,560	Douglas Emmett Inc.	77,562
2,041	Dynex Capital Inc.	25,002
3,377	Easterly Government Properties Inc., Class A Shares	39,984
16,562	EastGroup Properties Inc.	2,735,711
2,686	Ellington Financial Inc.	32,554
3,092	Elme Communities	47,648
4,628	Empire State Realty Trust Inc., Class A Shares	44,105
613	EPR Properties	25,158
3,531	Equity Commonwealth*	68,184
1,396	Equity LifeStyle Properties Inc.	87,627
2,905	Equity Residential	188,912
5,324	Essential Properties Realty Trust Inc.	142,577
500	Essex Property Trust Inc.	129,895
20,574	Extra Space Storage Inc.	2,978,498
1,670	Farmland Partners Inc.	18,136
640	Federal Realty Investment Trust	64,608
1,050	First Industrial Realty Trust Inc.	49,476
3,119	Four Corners Property Trust Inc.	76,135
2,935	Franklin BSP Realty Trust Inc.	37,392
2,011	Gaming & Leisure Properties Inc.	90,294
1,671	Getty Realty Corp.	46,136
1,339	Gladstone Commercial Corp.	19,268
1,266	Gladstone Land Corp.	17,091
2,246	Global Medical REIT Inc.	20,865
6,797	Global Net Lease Inc.	50,842
931	Granite Point Mortgage Trust Inc.	2,933
3,055	Healthcare Realty Trust Inc., Class A Shares	49,583
56,518	Healthpeak Properties Inc.	1,124,708

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
872	Highwoods Properties Inc.	$22,646
5,536	Host Hotels & Resorts Inc.	99,316
4,912	Hudson Pacific Properties Inc.	24,118
7,710	Independence Realty Trust Inc.	128,757
958	Innovative Industrial Properties Inc., Class A Shares	103,253
2,359	InvenTrust Properties Corp.	58,432
1,624	Invesco Mortgage Capital Inc.	15,087
4,765	Invitation Homes Inc.	165,774
2,255	Iron Mountain Inc.	181,956
3,120	JBG SMITH Properties	44,928
947	Kilroy Realty Corp.	31,753
5,150	Kimco Realty Corp.	99,704
7,415	Kite Realty Group Trust	162,537
2,162	KKR Real Estate Finance Trust Inc.	20,453
3,975	Ladder Capital Corp., Class A Shares	44,440
685	Lamar Advertising Co., Class A Shares	80,905
1,436	LTC Properties Inc.	49,398
9,955	LXP Industrial Trust	84,617
7,388	Macerich Co.	111,707
4,960	Medical Properties Trust Inc.(a)	26,586
3,601	MFA Financial Inc.	38,531
26,409	Mid-America Apartment Communities Inc.	3,531,147
1,436	National Health Investors Inc.	94,891
62,612	National Storage Affiliates Trust	2,290,347
59	NET Lease Office Properties	1,401
2,430	NETSTREIT Corp.	42,161
3,310	New York Mortgage Trust Inc.	19,695
196	Nexpoint Real Estate Finance Inc.	2,787
817	NexPoint Residential Trust Inc.	29,959
1,441	NNN REIT Inc.	60,191
884	Office Properties Income Trust	2,024
1,943	Omega Healthcare Investors Inc.	62,817
626	One Liberty Properties Inc.	14,692
1,976	Orchid Island Capital Inc.(a)	16,796
1,037	Orion Office REIT Inc.	3,889
6,609	Paramount Group Inc.	30,071
1,746	Park Hotels & Resorts Inc.	27,692
1,337	Peakstone Realty Trust	16,579
4,111	Pebblebrook Hotel Trust	58,171
3,049	PennyMac Mortgage Investment Trust	41,710
4,023	Phillips Edison & Co., Inc.	128,495
4,435	Piedmont Office Realty Trust Inc., Class A Shares	32,331
1,567	Plymouth Industrial REIT Inc.	32,688
814	Postal Realty Trust Inc., Class A Shares	10,891
2,702	PotlatchDeltic Corp.	115,456
1,181	Rayonier Inc.	35,454
5,599	Ready Capital Corp.	46,472
6,614	Realty Income Corp.	350,939
4,124	Redwood Trust Inc.	26,146
1,422	Regency Centers Corp.	87,311
4,281	Retail Opportunity Investments Corp.	53,598
1,656	Rexford Industrial Realty Inc.	75,116
3,874	Rithm Capital Corp.	43,428

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
5,361	RLJ Lodging Trust	$53,503
1,940	Ryman Hospitality Properties Inc.	203,836
7,923	Sabra Health Care REIT Inc.	115,517
1,723	Safehold Inc.	33,219
441	Saul Centers Inc.	16,048
836	SBA Communications Corp., Class A Shares	164,424
5,821	Service Properties Trust	31,317
2,579	Simon Property Group Inc.	390,228
6,545	SITE Centers Corp.	94,379
2,217	SL Green Realty Corp.	117,434
82,329	STAG Industrial Inc.	2,886,455
2,357	Starwood Property Trust Inc.	45,820
3,800	Summit Hotel Properties Inc.	23,256
961	Sun Communities Inc.	113,388
7,170	Sunstone Hotel Investors Inc.	73,708
3,501	Tanger Inc.	97,153
3,036	Terreno Realty Corp.	171,777
2,326	TPG RE Finance Trust Inc.	19,957
3,410	Two Harbors Investment Corp.	43,819
2,577	UDR Inc.	99,524
2,122	UMH Properties Inc.	32,085
8,287	Uniti Group Inc.	26,187
433	Universal Health Realty Income Trust	16,272
3,972	Urban Edge Properties	70,424
3,122	Ventas Inc.	156,912
2,782	Veris Residential Inc.	42,537
8,278	VICI Properties Inc., Class A Shares	237,661
1,429	Vornado Realty Trust	35,039
4,404	Welltower Inc.	456,563
5,701	Weyerhaeuser Co.	171,201
1,781	Whitestone REIT, Class B Shares	23,224
1,665	WP Carey Inc.	93,906
3,728	Xenia Hotels & Resorts Inc.	54,019
	Total Equity Real Estate Investment Trusts (REITs)	38,408,986
Insurance - 4.9%
4,613	Aflac Inc.	414,570
24,286	Allstate Corp.	4,068,391
1,604	Ambac Financial Group Inc.*	28,423
450	American Coastal Insurance Corp.*	5,310
574	American Financial Group Inc.	74,568
675	AMERISAFE Inc.	29,585
2,849	Arch Capital Group Ltd.*	292,393
1,703	Arthur J Gallagher & Co.	431,421
417	Assurant Inc.	72,337
452	Assured Guaranty Ltd.	35,129
628	Axis Capital Holdings Ltd.	46,397
2,086	Baldwin Insurance Group Inc., Class A Shares*	70,256
14,285	Bowhead Specialty Holdings Inc.*	382,838
538	Brighthouse Financial Inc.*	23,946
1,849	Brown & Brown Inc.	165,504
1,199	Cincinnati Financial Corp.	140,978
113	CNA Financial Corp.	5,191
3,837	CNO Financial Group Inc.	110,084

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
1,837	Corebridge Financial Inc.	$53,585
327	Crawford & Co., Class A Shares	2,969
281	Donegal Group Inc., Class A Shares	3,720
503	eHealth Inc.*	2,978
902	Employers Holdings Inc.	38,046
408	Enstar Group Ltd.*	127,761
2,719	Equitable Holdings Inc.	112,811
3,484	Essent Group Ltd.	197,543
335	Everest Group Ltd.	130,962
677	F&G Annuities & Life Inc.	27,358
2,013	Fidelis Insurance Holdings Ltd.	33,376
2,034	Fidelity National Financial Inc.	102,432
35,424	First American Financial Corp.	1,968,866
14,965	Genworth Financial Inc., Class A Shares*	94,130
691	Globe Life Inc.	57,187
747	Goosehead Insurance Inc., Class A Shares*	48,181
1,018	Greenlight Capital Re Ltd., Class A Shares*	13,529
554	Hamilton Insurance Group Ltd., Class B Shares*	9,557
23,298	Hanover Insurance Group Inc.	3,073,705
29,264	Hartford Financial Services Group Inc.	3,027,361
12,990	HCI Group Inc.	1,245,481
58,017	Heritage Insurance Holdings Inc.*	493,144
260	Hippo Holdings Inc.*	4,586
1,433	Horace Mann Educators Corp.	48,966
22	Investors Title Co.	4,050
2,654	Jackson Financial Inc., Class A Shares	201,731
1,462	James River Group Holdings Ltd.	11,418
42,360	Kemper Corp.	2,534,822
301	Kingsway Financial Services Inc.*	2,414
2,906	Kinsale Capital Group Inc.	1,114,800
1,815	Lemonade Inc.*	29,966
1,368	Lincoln National Corp.	45,130
1,435	Loews Corp.	110,208
1,596	Maiden Holdings Ltd.*	3,399
102	Markel Group Inc.*	167,442
900	MBIA Inc.*	5,085
22,926	Mercury General Corp.	1,279,959
106,529	MGIC Investment Corp.	2,237,109
80	National Western Life Group Inc., Class A Shares	39,240
211	NI Holdings Inc.*	3,262
48,648	NMI Holdings Inc., Class A Shares*	1,614,141
2,073	Old Republic International Corp.	65,880
14,650	Palomar Holdings Inc.*	1,242,906
9,978	Primerica Inc.	2,253,930
1,886	Principal Financial Group Inc.	154,727
1,892	ProAssurance Corp.*	27,188
2,888	Prudential Financial Inc.	347,571
522	Reinsurance Group of America Inc.	109,516
395	RenaissanceRe Holdings Ltd.	90,005
322	RLI Corp.	47,006
8,160	Root Inc., Class A Shares*(a)	414,854
22,097	Ryan Specialty Holdings Inc., Class A Shares	1,227,046
505	Safety Insurance Group Inc.	39,062

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
2,002	Selective Insurance Group Inc.	$195,415
5,266	Selectquote Inc.*	16,430
2,493	SiriusPoint Ltd.*	32,783
24,533	Skyward Specialty Insurance Group Inc.*	915,572
929	Stewart Information Services Corp.	58,815
911	Tiptree Inc.	15,924
1,395	Trupanion Inc.*	41,669
789	United Fire Group Inc.	17,555
908	Universal Insurance Holdings Inc.	17,897
1,550	Unum Group	83,483
20	White Mountains Insurance Group Ltd.	36,140
15,130	Willis Towers Watson PLC	3,862,538
1,562	WR Berkley Corp.	126,569
	Total Insurance	38,160,212
Investment Companies - 0.0%
1,268	Bit Digital Inc.*	3,145
2,391	Cannae Holdings Inc.*	43,468
566	ContextLogic Inc., Class A Shares*	3,090
3,332	FTAI Infrastructure Inc.	28,489
919	NewtekOne Inc.	12,636
6,175	Terawulf Inc.*	13,462
	Total Investment Companies	104,290
Private Equity - 0.1%
1,664	Carlyle Group Inc.	71,485
298	Chicago Atlantic Real Estate Finance Inc., REIT	4,679
3,633	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	120,943
5,267	KKR & Co., Inc.	541,658
1,688	P10 Inc., Class A Shares	13,639
1,947	Patria Investments Ltd., Class A Shares	25,311
	Total Private Equity	777,715
Real Estate - 0.4%
290	Angel Oak Mortgage REIT Inc., REIT	3,616
3,935	Anywhere Real Estate Inc.*	16,015
2,437	CBRE Group Inc., Class A Shares*	214,627
10,046	Compass Inc., Class A Shares*	37,672
6,549	Cushman & Wakefield PLC*	72,759
1,495	Douglas Elliman Inc.*	1,704
2,541	eXp World Holdings Inc.	28,485
502	FRP Holdings Inc.*	15,361
283	Howard Hughes Holdings Inc.*	18,763
375	Jones Lang LaSalle Inc.*	75,776
4,235	Kennedy-Wilson Holdings Inc.	43,282
182	Legacy Housing Corp.*	4,228
849	Marcus & Millichap Inc.	27,448
190	Maui Land & Pineapple Co., Inc.*	3,922
846	McGrath RentCorp	92,197
289,653	Newmark Group Inc., Class A Shares	3,015,288
319	RE/MAX Holdings Inc., Class A Shares	2,581
3,952	Redfin Corp.*	25,451
595	RMR Group Inc., Class A Shares	14,000
1,193	St Joe Co.	67,524
227	Star Holdings*	2,921

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - (continued)
128	Stratus Properties Inc.*	$3,053
	Total Real Estate	3,786,673
Savings & Loans - 0.0%
1,820	Axos Financial Inc.*	98,043
4,538	Banc of California Inc.	62,897
1,543	Berkshire Hills Bancorp Inc.	34,301
3,115	Brookline Bancorp Inc.	26,945
4,596	Capitol Federal Financial Inc.	23,761
153	ESSA Bancorp Inc.	2,635
1,084	Flushing Financial Corp.	13,788
122	FS Bancorp Inc.	4,000
129	Greene County Bancorp Inc.	4,054
27	Hingham Institution For Savings The	4,614
131	Home Bancorp Inc.	4,738
566	HomeTrust Bancshares Inc.	15,627
5,991	New York Community Bancorp Inc.	19,710
1,524	Northfield Bancorp Inc.	13,503
4,440	Northwest Bancshares Inc.	48,618
2,074	OceanFirst Financial Corp.	31,214
3,269	Pacific Premier Bancorp Inc.	72,703
4,453	Provident Financial Services Inc.	64,123
361	Southern Missouri Bancorp Inc.	15,202
210	TFS Financial Corp.	2,768
138	Timberland Bancorp Inc.	3,416
2,349	WaFd Inc.	65,795
338	Waterstone Financial Inc.	4,090
2,102	WSFS Financial Corp.	92,614
	Total Savings & Loans	729,159
	TOTAL FINANCIAL	157,438,582
GOVERNMENT - 0.0%
Multi-National - 0.0%
988	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	29,650
INDUSTRIAL - 21.1%
Aerospace/Defense - 2.5%
1,166	AAR Corp.*	82,774
6,387	AeroVironment Inc.*	1,291,132
1,374	AerSale Corp.*	10,401
5,543	Archer Aviation Inc., Class A Shares*(a)	18,126
921	Astronics Corp.*	18,936
1,698	Barnes Group Inc.	65,356
11,348	Curtiss-Wright Corp.	3,209,441
486	Ducommun Inc.*	28,275
414	Eve Holding Inc.*	2,041
21,516	HEICO Corp.	4,771,603
637	HEICO Corp., Class A Shares	111,895
54,336	Hexcel Corp.	3,742,120
29,279	Howmet Aerospace Inc.	2,478,467
9,714	Joby Aviation Inc.*(a)	47,307
62,927	Kratos Defense & Security Solutions Inc.*	1,368,033
116,834	Leonardo DRS Inc.*	2,751,441
2,107	Loar Holdings Inc.*(a)	120,036
485	Mercury Systems Inc.*	15,011

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Aerospace/Defense - (continued)
967	Moog Inc., Class A Shares	$163,839
197	National Presto Industries Inc.	14,673
9,789	Rocket Lab USA Inc.*	42,778
855	Spirit AeroSystems Holdings Inc., Class A Shares*	25,924
421	TransDigm Group Inc.	565,500
2,286	Triumph Group Inc.*	32,255
12,112	Virgin Galactic Holdings Inc.*(a)	10,473
	Total Aerospace/Defense	20,987,837
Building Materials - 1.8%
2,303	AAON Inc.	172,840
570	American Woodmark Corp.*	49,083
775	Apogee Enterprises Inc.	50,352
352	Armstrong World Industries Inc.	40,762
52,385	Aspen Aerogels Inc.*	1,567,359
69,256	AZEK Co., Inc., Class A Shares*	3,321,518
1,351	Boise Cascade Co.	185,479
957	Builders FirstSource Inc.*	153,876
35,622	Carrier Global Corp.	2,250,954
4,733	Eagle Materials Inc.	1,099,902
996	Fortune Brands Innovations Inc.	69,780
1,052	Gibraltar Industries Inc.*	79,384
1,309	Griffon Corp.	88,410
1,171	Hayward Holdings Inc.*	16,968
2,965	JELD-WEN Holding Inc.*	45,987
12,477	Knife River Corp.*	882,249
250	Lennox International Inc.	125,650
518	Louisiana-Pacific Corp.	47,490
1,068	LSI Industries Inc.	16,960
491	Martin Marietta Materials Inc.	280,891
1,757	Masco Corp.	122,849
4,468	Masterbrand Inc.*	74,660
1,637	MDU Resources Group Inc.	41,318
27,071	Modine Manufacturing Co.*	2,732,005
422	Mohawk Industries Inc.*	51,454
15,794	Owens Corning	2,859,820
1,461	Simpson Manufacturing Co., Inc.	242,409
6,204	SmartRent Inc., Class A Shares*	14,641
1,502	SPX Technologies Inc.*	209,409
4,064	Summit Materials Inc., Class A Shares*	157,033
1,808	Trane Technologies PLC	592,048
856	Trex Co., Inc.*	74,027
2,054	UFP Industries Inc.	245,412
1,055	Vulcan Materials Co.	269,837
	Total Building Materials	18,232,816
Electrical Components & Equipment - 0.6%
247	Acuity Brands Inc.	64,124
42,679	American Superconductor Corp.*	818,583
1,829	AMETEK Inc.	310,162
12,314	Belden Inc.	1,178,327
1,005	Blink Charging Co.*	3,126
1,326	ChargePoint Holdings Inc.*	2,228
514	Encore Wire Corp.	148,407
2,476	Energizer Holdings Inc.	70,863

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electrical Components & Equipment - (continued)
1,357	EnerSys	$146,339
1,684	ESS Tech Inc.*	1,255
10,255	Generac Holdings Inc.*	1,509,639
681	Insteel Industries Inc.	22,384
194	Littelfuse Inc.	49,780
1,642	nLight Inc.*	21,592
1,190	Novanta Inc.*	192,970
4,060	Powell Industries Inc.	730,232
370	Universal Display Corp.	65,009
	Total Electrical Components & Equipment	5,335,020
Electronics - 2.7%
1,284	Advanced Energy Industries Inc.	137,940
690	Allegion PLC	84,056
490	Allient Inc.	13,279
4,629	Amphenol Corp., Class A Shares	612,741
38,724	Applied Optoelectronics Inc.*	406,215
441	Arrow Electronics Inc.*	57,908
1,238	Atkore Inc.	188,362
2,797	Atmus Filtration Technologies Inc.*	86,259
737	Avnet Inc.	40,240
1,002	Badger Meter Inc.	193,346
383	Bel Fuse Inc., Class B Shares	26,121
1,248	Benchmark Electronics Inc.	53,751
55,298	Camtek Ltd.	5,663,068
17,992	Celestica Inc.*	1,006,113
15,422	Coherent Corp.*	879,979
498	Comtech Telecommunications Corp.*	1,240
1,082	CTS Corp.	57,292
56,972	Enovix Corp.*(a)	605,043
880	ESCO Technologies Inc.	96,034
4,343	Evolv Technologies Holdings Inc.*	12,421
727	FARO Technologies Inc.*	13,617
38,536	Fortive Corp.	2,868,620
1,198	Garmin Ltd.	196,292
2,389	GoPro Inc., Class A Shares*	3,631
7,618	Hubbell Inc., Class B Shares	2,962,564
1,552	Itron Inc.*	166,918
33,273	Jabil Inc.	3,956,160
1,380	Keysight Technologies Inc.*	191,102
887	Kimball Electronics Inc.*	20,330
3,133	Knowles Corp.*	54,890
189	Mesa Laboratories Inc.	18,087
169	Mettler-Toledo International Inc.*	237,291
6,353	MicroVision Inc.*(a)	7,497
6,921	Mirion Technologies Inc., Class A Shares*	75,162
1,160	Napco Security Technologies Inc.	57,594
4,184	NEXTracker Inc., Class A Shares*	230,831
182	NVE Corp.	14,110
37,494	nVent Electric PLC	3,051,262
555	OSI Systems Inc.*	79,776
943	Plexus Corp.*	103,862
1,832	Sanmina Corp.*	125,565
1,213	Sensata Technologies Holding PLC	50,121

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electronics - (continued)
3,852	SKYX Platforms Corp.*	$3,505
997	Stoneridge Inc.*	15,822
536	TD SYNNEX Corp.	70,130
1,928	Trimble Inc.*	107,351
3,605	TTM Technologies Inc.*	67,053
653	Turtle Beach Corp.*	10,827
793	Vicor Corp.*	27,747
4,229	Vishay Intertechnology Inc.	99,931
1,240	Vontier Corp.	49,575
473	Woodward Inc.	88,215
	Total Electronics	25,246,846
Engineering & Construction - 1.7%
502	908 Devices Inc.*	3,163
1,029	AECOM	89,873
1,655	Arcosa Inc.	145,491
13,173	Bowman Consulting Group Ltd.*	425,093
4,962	Comfort Systems USA Inc.	1,624,261
473	Concrete Pumping Holdings Inc.*	3,391
18,398	Construction Partners Inc., Class A Shares*	1,070,948
978	Dycom Industries Inc.*	176,001
13,571	EMCOR Group Inc.	5,274,505
1,727	Exponent Inc.	164,272
4,851	Fluor Corp.*	210,533
2,788	Frontdoor Inc.*	98,612
1,518	Granite Construction Inc.	94,556
2,400	Great Lakes Dredge & Dock Corp.*	21,960
291	IES Holdings Inc.*	44,363
786	Iteris Inc.*	3,561
21,282	Jacobs Solutions Inc.	2,965,434
1,034	Latham Group Inc.*	3,991
353	Limbach Holdings Inc.*	20,149
499	MasTec Inc.*	56,013
367	Mistras Group Inc.*	3,138
7,072	MYR Group Inc.*	1,096,584
486	NV5 Global Inc.*	45,674
1,832	Primoris Services Corp.	100,320
14,168	Sterling Infrastructure Inc.*	1,740,822
2,497	TopBuild Corp.*	1,043,621
1,429	Tutor Perini Corp.*	31,524
	Total Engineering & Construction	16,557,853
Environmental Control - 1.5%
3,476	374Water Inc.*	4,449
1,920	Casella Waste Systems Inc., Class A Shares*	193,133
25,343	CECO Environmental Corp.*	634,335
28,877	Clean Harbors Inc.*	6,254,469
1,988	Energy Recovery Inc.*	26,838
73,123	Enviri Corp.*	647,139
1,247	LanzaTech Global Inc.*(a)	3,305
2,524	Li-Cycle Holdings Corp.*	1,299
29,232	Montrose Environmental Group Inc.*	1,374,196
1,287	Pentair PLC	104,736
359	Pure Cycle Corp.*	3,339
4,256	PureCycle Technologies Inc.*(a)	22,089

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Environmental Control - (continued)
1,643	Republic Services Inc., Class A Shares	$304,267
743	Stericycle Inc.*	38,294
11,411	Tetra Tech Inc.	2,390,490
	Total Environmental Control	12,002,378
Hand/Machine Tools - 1.1%
19,354	Cadre Holdings Inc.	635,585
46,812	Enerpac Tool Group Corp., Class A Shares	1,840,648
1,573	Franklin Electric Co., Inc.	156,482
2,785	Kennametal Inc.	71,714
437	Lincoln Electric Holdings Inc.	85,809
1,054	Luxfer Holdings PLC ADR	12,985
7,935	MSA Safety Inc.	1,428,300
32,420	Regal Rexnord Corp.	4,848,087
407	Snap-on Inc.	111,054
1,200	Stanley Black & Decker Inc.	104,604
	Total Hand/Machine Tools	9,295,268
Machinery-Construction & Mining - 1.0%
463	Argan Inc.	32,702
807	Astec Industries Inc.	26,219
1,077	Babcock & Wilcox Enterprises Inc.*	1,260
6,669	Bloom Energy Corp., Class A Shares*(a)	108,838
18,857	BWX Technologies Inc.	1,737,295
404	Hyster-Yale Materials Handling Inc.	29,326
1,311	Manitowoc Co., Inc.*	16,296
2,111	NuScale Power Corp.*(a)	18,429
24,744	Oshkosh Corp.	2,814,135
2,270	Terex Corp.	135,451
528	Transphorm Inc.*	2,524
40,979	Vertiv Holdings Co., Class A Shares	4,018,811
	Total Machinery-Construction & Mining	8,941,286
Machinery-Diversified - 3.3%
498	AGCO Corp.	53,450
348	Alamo Group Inc.	66,117
1,072	Albany International Corp., Class A Shares	94,036
1,319	Applied Industrial Technologies Inc.	254,567
44,901	Cactus Inc., Class A Shares	2,305,666
9,927	Chart Industries Inc.*	1,558,837
7,687	CNH Industrial NV	81,175
1,374	Cognex Corp.	62,544
992	Columbus McKinnon Corp.	38,787
15,245	Crane Co.	2,272,725
526	CSW Industrials Inc.	133,741
16,186	Dover Corp.	2,975,311
458	DXP Enterprises Inc.*	22,753
1,039	Eastman Kodak Co.*	5,548
452	ESAB Corp.	46,475
1,049	Flowserve Corp.	52,135
185,385	Gates Industrial Corp. PLC*	3,229,407
241	Gencor Industries Inc.*	4,668
819	Gorman-Rupp Co.	28,288
1,307	Graco Inc.	105,540
7,588	GrafTech International Ltd.*	12,520
1,000	Ichor Holdings Ltd.*	37,990

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
11,090	IDEX Corp.	$2,313,818
3,221	Ingersoll Rand Inc.	299,714
653	Intevac Inc.*	2,501
399	Kadant Inc.	114,118
387	Lindsay Corp.	44,435
421	Middleby Corp.*	54,271
38,792	Mueller Water Products Inc., Class A Shares	719,980
448	Nordson Corp.	105,155
3,288	Otis Worldwide Corp.	326,170
11,717	Rockwell Automation Inc.	3,017,479
33,213	Symbotic Inc., Class A Shares*(a)	1,314,238
640	Tennant Co.	65,702
1,189	Thermon Group Holdings Inc.*	40,141
821	Toro Co.	65,836
930	Watts Water Technologies Inc., Class A Shares	185,191
1,429	Westinghouse Air Brake Technologies Corp.	241,830
17,605	Xylem Inc.	2,482,657
56,687	Zurn Elkay Water Solutions Corp.	1,774,870
	Total Machinery-Diversified	26,610,386
Metal Fabricate/Hardware - 1.1%
24,573	Advanced Drainage Systems Inc.	4,263,170
975	AZZ Inc.	81,783
1,157	Helios Technologies Inc.	57,943
6,754	Hillman Solutions Corp.*	62,069
2,977	Janus International Group Inc.*	41,321
260	Mayville Engineering Co., Inc.*	4,165
1,550	Metallus Inc.*	37,215
3,838	Mueller Industries Inc.	226,097
384	Northwest Pipe Co.*	13,628
359	Olympic Steel Inc.	18,718
59	Omega Flex Inc.	3,493
155	Park-Ohio Holdings Corp.	4,053
935	Proto Labs Inc.*	28,957
224	RBC Bearings Inc.*	66,143
1,004	Ryerson Holding Corp.	23,845
20,157	Standex International Corp.	3,390,609
492	Timken Co.	42,750
464	Tredegar Corp.	2,529
8,253	Valmont Industries Inc.	2,074,804
1,065	Worthington Enterprises Inc.	60,737
1,241	Xometry Inc., Class A Shares*	19,037
	Total Metal Fabricate/Hardware	10,523,066
Miscellaneous Manufacturers - 2.5%
1,659	AMMO Inc.*	4,479
954	AO Smith Corp.	79,793
20,609	Axon Enterprise Inc.*	5,804,937
6,567	Carlisle Cos., Inc.	2,746,910
141	Core Molding Technologies Inc.*	2,713
957	Donaldson Co., Inc.	70,512
20,621	Enpro Inc.	3,160,374
1,258	Fabrinet*	301,329
14,395	Federal Signal Corp.	1,324,628
2,397	Hillenbrand Inc.	111,437

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturers - (continued)
29,952	ITT Inc.	$3,980,022
1,090	John Bean Technologies Corp.	104,128
2,045	LSB Industries Inc.*	20,061
705	Materion Corp.	80,638
1,312	Myers Industries Inc.	20,730
501	NL Industries Inc.	3,682
336	Park Aerospace Corp.	4,684
4,314	Parker-Hannifin Corp.	2,292,977
1,044	Sight Sciences Inc.*	6,849
1,671	Smith & Wesson Brands Inc.	28,023
630	Sturm Ruger & Co., Inc.	27,997
364	Teledyne Technologies Inc.*	144,490
1,529	Textron Inc.	133,956
2,803	Trinity Industries Inc.	88,154
	Total Miscellaneous Manufacturers	20,543,503
Packaging & Containers - 0.4%
11,301	Amcor PLC	114,931
517	AptarGroup Inc.	76,356
602	Ardagh Metal Packaging SA	2,378
2,404	Ball Corp.	166,910
948	Berry Global Group Inc.	56,766
595	Clearwater Paper Corp.*	31,618
841	Crown Holdings Inc.	70,804
2,414	Graphic Packaging Holding Co.	68,364
847	Greif Inc., Class A Shares	55,004
201	Greif Inc., Class B Shares	13,115
140	Karat Packaging Inc.	3,996
103,562	O-I Glass Inc.*	1,314,202
692	Packaging Corp. of America	126,975
1,481	Pactiv Evergreen Inc.	18,305
38,690	Ranpak Holdings Corp., Class A Shares*	241,426
1,157	Sealed Air Corp.	44,973
26,491	Silgan Holdings Inc.	1,251,700
784	Sonoco Products Co.	48,114
1,467	TriMas Corp.	39,052
1,998	WestRock Co.	107,173
	Total Packaging & Containers	3,852,162
Shipbuilding - 0.0%
308	Huntington Ingalls Industries Inc.	77,955
Transportation - 0.8%
2,028	Air Transport Services Group Inc.*	27,378
814	ArcBest Corp.	85,893
1,515	Ardmore Shipping Corp.	33,951
911	CH Robinson Worldwide Inc.	78,683
1,564	Costamare Inc.	25,040
321	Covenant Logistics Group Inc., Class A Shares	15,257
1,557	CryoPort Inc.*	16,006
4,775	DHT Holdings Inc.	57,778
1,209	Dorian LPG Ltd.	61,187
1,150	Expeditors International of Washington Inc.	139,035
1,072	FLEX LNG Ltd.	30,809
923	Forward Air Corp.	15,506
1,504	Genco Shipping & Trading Ltd.	33,870

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
4,277	Golden Ocean Group Ltd.	$61,546
1,720	Heartland Express Inc.	19,470
643	Himalaya Shipping Ltd.*	6,128
2,158	Hub Group Inc., Class A Shares	93,118
1,401	International Seaways Inc.	90,252
644	JB Hunt Transport Services Inc.	103,523
474	Kirby Corp.*	58,857
67,336	Knight-Swift Transportation Holdings Inc., Class A Shares	3,248,962
285	Landstar System Inc.	51,879
2,050	Marten Transport Ltd.	36,285
1,179	Matson Inc.	151,148
7,338	Nordic American Tankers Ltd.	30,379
1,570	Old Dominion Freight Line Inc.	275,142
2,253	Overseas Shipholding Group Inc., Class A Shares	19,038
665	Pangaea Logistics Solutions Ltd.	5,500
667	Radiant Logistics Inc.*	3,562
3,998	RXO Inc.*	81,599
352	Ryder System Inc.	42,757
2,590	Safe Bulkers Inc.	14,685
3,947	Saia Inc.*	1,616,218
242	Schneider National Inc., Class B Shares	5,440
1,634	Scorpio Tankers Inc.	134,102
4,005	SFL Corp., Ltd	57,312
2,333	Teekay Corp.*	22,840
837	Teekay Tankers Ltd., Class A Shares	60,959
268	Universal Logistics Holdings Inc.	11,725
2,178	Werner Enterprises Inc.	81,827
2,085	World Kinect Corp.	54,919
16,168	XPO Inc.*	1,729,653
	Total Transportation	8,789,218
Trucking & Leasing - 0.1%
1,209	GATX Corp.	166,794
13,745	Greenbrier Cos., Inc.	759,411
73	Willis Lease Finance Corp.	4,754
	Total Trucking & Leasing	930,959
	TOTAL INDUSTRIAL	187,926,553
TECHNOLOGY - 9.7%
Computers - 2.4%
4,782	3D Systems Corp.*	16,833
923	Amdocs Ltd.	72,917
1,533	ASGN Inc.*	143,964
7,818	CACI International Inc., Class A Shares*	3,318,585
2,218	Cantaloupe Inc.*	15,881
3,942	Cognizant Technology Solutions Corp., Class A Shares	260,763
6,310	Conduent Inc.*	22,085
1,390	Corsair Gaming Inc.*	16,110
400	Crane NXT Co.	25,288
1,862	Cricut Inc., Class A Shares	11,600
1,694	Crowdstrike Holdings Inc., Class A Shares*	531,357
15,317	CyberArk Software Ltd.*	3,511,422
5,175	Desktop Metal Inc., Class A Shares*	2,917
1,663	DXC Technology Co.*	25,860

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
434	EPAM Systems Inc.*	$77,222
60,013	ExlService Holdings Inc.*	1,791,988
1,416	Genpact Ltd.	46,813
326	Globant SA*	52,525
2,038	Grid Dynamics Holdings Inc.*	19,361
10,372	Hewlett Packard Enterprise Co.	183,066
6,724	HP Inc.	245,426
935	Insight Enterprises Inc.*	182,793
2,240	Integral Ad Science Holding Corp.*	20,742
1,060	KBR Inc.	69,600
1,832	Kyndryl Holdings Inc.*	48,750
1,066	Leidos Holdings Inc.	156,755
56,902	Lumentum Holdings Inc.*	2,475,237
2,069	MAXIMUS Inc.	178,141
1,466	Mitek Systems Inc.*	18,398
595	NCR Atleos Corp.*	16,559
1,161	NCR Voyix Corp.*	15,302
1,642	NetApp Inc.	197,746
2,417	NetScout Systems Inc.*	49,645
2,150	NextNav Inc.*	16,974
1,522	OneSpan Inc.*	20,045
938	PAR Technology Corp.*	41,854
1,411	Parsons Corp.*	107,448
1,482	PlayAGS Inc.*	17,117
25,924	Pure Storage Inc., Class A Shares*	1,562,958
1,237	Qualys Inc.*	173,947
2,074	Rapid7 Inc.*	74,954
1,184	Rimini Street Inc.*	3,043
418	Science Applications International Corp.	56,284
5,988	Super Micro Computer Inc.*	4,697,646
1,892	System1 Inc.*	2,422
3,884	Tenable Holdings Inc.*	163,866
1,712	Thoughtworks Holding Inc.*	4,725
354	TTEC Holdings Inc.	2,223
2,602	Unisys Corp.*	11,163
3,696	Varonis Systems Inc., Class B Shares*	158,780
1,078	Vuzix Corp.*(a)	1,445
2,528	Western Digital Corp.*	190,333
691	Zscaler Inc.*	117,442
	Total Computers	21,246,320
Office/Business Equipment - 0.0%
6,331	Pitney Bowes Inc.	34,314
4,044	Xerox Holdings Corp.	56,859
401	Zebra Technologies Corp., Class A Shares*	125,248
	Total Office/Business Equipment	216,421
Semiconductors - 3.8%
1,677	ACM Research Inc., Class A Shares*	36,223
1,033	Aehr Test Systems*	11,890
578	Allegro MicroSystems Inc.*	17,421
856	Alpha & Omega Semiconductor Ltd.*	25,089
1,308	Ambarella Inc.*	76,204
3,840	Amkor Technology Inc.	125,146
373	Atomera Inc.*	1,552

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
1,113	Axcelis Technologies Inc.*	$125,201
857	CEVA Inc.*	17,071
445	Cirrus Logic Inc.*	51,041
1,626	Cohu Inc.*	52,422
1,547	Diodes Inc.*	114,679
1,164	Entegris Inc.	147,071
2,637	FormFactor Inc.*	144,297
736	GLOBALFOUNDRIES Inc.*	36,064
801	Impinj Inc.*	131,100
188	inTEST Corp.*	1,872
251	IPG Photonics Corp.*	21,769
1,904	Kulicke & Soffa Industries Inc.	86,956
1,072	Lattice Semiconductor Corp.*	79,585
1,850	MACOM Technology Solutions Holdings Inc.*	187,109
85,388	Marvell Technology Inc.	5,875,548
2,647	MaxLinear Inc., Class A Shares*	47,037
54,246	Microchip Technology Inc.	5,274,339
22,925	MKS Instruments Inc.	2,902,076
368	Monolithic Power Systems Inc.	270,712
4,006	Navitas Semiconductor Corp., Class A Shares*	15,663
3,441	ON Semiconductor Corp.*	251,331
24,065	Onto Innovation Inc.*	5,214,886
2,116	Photronics Inc.*	57,873
46,537	Power Integrations Inc.	3,537,277
770	Qorvo Inc.*	75,760
3,581	Rambus Inc.*	197,886
211	Richardson Electronics Ltd.	2,361
16,091	Semtech Corp.*	625,779
14,446	Silicon Laboratories Inc.*	1,822,652
3,595	SiTime Corp.*	437,943
32,604	SkyWater Technology Inc.*(a)	246,486
1,243	Skyworks Solutions Inc.	115,176
1,701	SMART Global Holdings Inc.*	35,007
1,346	Synaptics Inc.*	126,134
18,005	Teradyne Inc.	2,537,625
1,535	Ultra Clean Holdings Inc.*	71,193
38,327	Veeco Instruments Inc.*	1,557,993
470	Vishay Precision Group Inc.*	15,872
1,019	Wolfspeed Inc.*	26,188
	Total Semiconductors	32,830,559
Software - 3.5%
4,806	8x8 Inc.*	13,120
3,709	ACI Worldwide Inc.*	133,561
61,067	ACV Auctions Inc., Class A Shares*	1,090,046
3,760	Adeia Inc.	44,481
7,359	Agilysys Inc.*	702,564
1,168	Akamai Technologies Inc.*	107,736
3,222	Alignment Healthcare Inc.*	25,389
51,629	Alkami Technology Inc.*	1,416,183
1,851	Altair Engineering Inc., Class A Shares*	161,648
1,248	American Software Inc., Class A Shares	12,804
2,435	Amplitude Inc., Class A Shares*	21,720
696	ANSYS Inc.*	220,945

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
10,010	Appfolio Inc., Class A Shares*	$2,285,483
1,431	Appian Corp., Class A Shares*	40,626
1,563	AppLovin Corp., Class A Shares*	127,353
2,831	Asana Inc., Class A Shares*	36,945
221	Aspen Technology Inc.*	46,554
349	Asure Software Inc.*	2,642
81,631	AvePoint Inc.*	736,312
5,171	AvidXchange Holdings Inc.*	54,761
886	Bandwidth Inc., Class A Shares*	17,835
1,535	Bentley Systems Inc., Class B Shares	77,118
2,830	BigBear.ai Holdings Inc.*(a)	4,245
2,263	BigCommerce Holdings Inc.*	18,647
818	BILL Holdings Inc.*	42,577
1,491	Blackbaud Inc.*	116,209
1,944	BlackLine Inc.*	92,768
4,807	Box Inc., Class A Shares*	130,991
1,797	Braze Inc., Class A Shares*	67,657
1,199	Brightcove Inc.*	2,506
913	Broadridge Financial Solutions Inc.	183,303
2,793	C3.ai Inc., Class A Shares*(a)	82,589
3,092	CCC Intelligent Solutions Holdings Inc.*	34,569
1,481	Cerence Inc.*	5,095
2,855	Clear Secure Inc., Class A Shares	48,221
77	Climb Global Solutions Inc.	4,433
2,344	Cloudflare Inc., Class A Shares*	158,665
1,502	CommVault Systems Inc.*	161,593
364	Concentrix Corp.	22,324
1,478	Confluent Inc., Class A Shares*	38,384
737	Consensus Cloud Solutions Inc.*	13,907
166	CoreCard Corp.*	2,317
398	CS Disco Inc.*	2,328
984	CSG Systems International Inc.	42,460
45	Daily Journal Corp.*	17,055
2,218	Datadog Inc., Class A Shares*	244,379
1,164	Dayforce Inc.*(b)	57,571
1,830	Definitive Healthcare Corp., Class A Shares*	9,736
1,243	Digi International Inc.*	30,279
545	Digimarc Corp.*	14,628
1,737	Digital Turbine Inc.*	3,283
2,036	DigitalOcean Holdings Inc.*	75,434
1,593	DocuSign Inc., Class A Shares*	87,201
1,278	Domo Inc., Class B Shares*	8,511
860	Donnelley Financial Solutions Inc.*	52,426
1,119	DoubleVerify Holdings Inc.*	20,366
985	Doximity Inc., Class A Shares*	27,314
2,064	Dropbox Inc., Class A Shares*	46,502
11,734	Duolingo Inc., Class A Shares*	2,245,888
2,080	Dynatrace Inc.*	95,118
6,147	E2open Parent Holdings Inc.*	28,645
483	eGain Corp.*	2,980
22,560	Elastic NV*	2,347,368
2,154	Electronic Arts Inc.	286,224
1,523	Enfusion Inc., Class A Shares*	14,331

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
1,721	Envestnet Inc.*	$112,743
1,419	Everbridge Inc.*	49,324
425	EverCommerce Inc.*	4,076
3,760	Evolent Health Inc., Class A Shares*	79,674
1,018	Expensify Inc., Class A Shares*	1,537
1,416	Fair Isaac Corp.*	1,826,541
4,199	Fastly Inc., Class A Shares*	32,920
4,709	Fidelity National Information Services Inc.	357,319
579	Five9 Inc.*	27,074
5,549	Freshworks Inc., Class A Shares*	71,471
17,124	Gitlab Inc., Class A Shares*	808,082
644	Guidewire Software Inc.*	73,364
815	HashiCorp Inc., Class A Shares*	27,368
2,097	Health Catalyst Inc.*	13,903
331	HireRight Holdings Corp.*	4,733
370	HubSpot Inc.*	226,089
202	IBEX Holdings Ltd.*	3,161
572	Immersion Corp.	5,714
394	Informatica Inc., Class A Shares*	11,367
1,054	Innodata Inc.*	13,301
394	Inspired Entertainment Inc.*	3,589
739	Instructure Holdings Inc.*	16,369
1,398	Intapp Inc.*	50,188
5,587	IonQ Inc.*(a)	45,534
571	Jack Henry & Associates Inc.	94,032
2,481	Jamf Holding Corp.*	39,498
1,888	Kaltura Inc.*	1,982
1,307	LivePerson Inc.*	897
482	Manhattan Associates Inc.*	105,818
9,491	Matterport Inc.*	41,760
958	MeridianLink Inc.*	17,790
503	MicroStrategy Inc., Class A Shares*	766,818
1,350	Model N Inc.*	40,352
18,438	Monday.com Ltd.*	4,165,329
540	MongoDB Inc., Class A Shares*	127,472
611	MSCI Inc., Class A Shares	302,555
16,173	Multiplan Corp.*	8,683
2,488	N-able Inc.*	33,215
549	nCino Inc.*	16,761
62,504	Nutanix Inc., Class A Shares*	3,457,409
3,792	Olo Inc., Class A Shares*	17,367
597	ON24 Inc.*	3,546
752	Outbrain Inc.*	3,452
901	Outset Medical Inc.*	3,361
3,126	PagerDuty Inc.*	59,300
15,307	Palantir Technologies Inc., Class A Shares*	331,856
2,564	Paychex Inc.	308,090
408	Paycom Software Inc.	59,291
599	Paycor HCM Inc.*	7,410
1,082	PDF Solutions Inc.*	37,892
351	Pegasystems Inc.	20,168
1,853	Phreesia Inc.*	35,059
6,704	Planet Labs PBC*	12,469

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
1,550	Playstudios Inc.*	$3,519
1,973	PowerSchool Holdings Inc., Class A Shares*	42,301
3,871	Privia Health Group Inc.*	67,239
636	Procore Technologies Inc.*	42,695
1,498	Progress Software Corp.	75,874
17,742	PROS Holdings Inc.*	523,034
893	PTC Inc.*	157,382
1,523	PubMatic Inc., Class A Shares*	33,354
1,609	Rackspace Technology Inc.*	3,154
204	Red Violet Inc.*	4,278
711	RingCentral Inc., Class A Shares*	24,316
3,625	ROBLOX Corp., Class A Shares*	121,873
1,093	Sapiens International Corp. NV	36,637
1,904	Schrodinger Inc.*	40,974
1,226	SEMrush Holdings Inc., Class A Shares*	18,709
1,866	SentinelOne Inc., Class A Shares*	31,405
5,578	Sharecare Inc.*	4,542
8,919	SilverSun Technologies Inc.(a)	165,804
574	Simulations Plus Inc.	27,690
1,028	Smartsheet Inc., Class A Shares*	38,036
1,859	SolarWinds Corp.	21,527
4,989	SoundHound AI Inc., Class A Shares*(a)	25,194
1,638	Sprout Social Inc., Class A Shares*	53,481
1,256	SPS Commerce Inc.*	236,241
1,704	SS&C Technologies Holdings Inc.	105,733
1,284	Take-Two Interactive Software Inc.*	205,902
810	Teradata Corp.*	26,414
260	TruBridge Inc.*	2,447
1,335	Twilio Inc., Class A Shares*	76,629
325	Tyler Technologies Inc.*	156,117
3,009	UiPath Inc., Class A Shares*	36,890
2,309	Unity Software Inc.*	42,185
1,154	Veeva Systems Inc., Class A Shares*	201,085
2,160	Verint Systems Inc.*	64,066
1,183	Veritone Inc.*	3,490
4,549	Verra Mobility Corp., Class A Shares*	121,185
264	Viant Technology Inc., Class A Shares*	2,511
5,498	Vimeo Inc., Class A, Private Placement*	21,332
22,873	Weave Communications Inc.*	197,851
1,695	Workiva Inc., Class A Shares*	130,464
3,894	Yext Inc.*	19,665
4,852	Zeta Global Holdings Corp., Class A Shares*	79,233
1,988	Zoom Video Communications Inc., Class A Shares*	121,944
2,428	ZoomInfo Technologies Inc., Class A Shares*	29,816
4,680	Zuora Inc., Class A Shares*	47,502
	Total Software	31,843,646
	TOTAL TECHNOLOGY	86,136,946
UTILITIES - 2.9%
Electric - 2.7%
5,259	AES Corp.	113,542
1,977	ALLETE Inc.	124,848
1,974	Alliant Energy Corp.	101,641

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Electric - (continued)
1,197	Altus Power Inc., Class A Shares*	$4,848
2,044	Ameren Corp.	149,968
1,171	Ameresco Inc., Class A Shares*	42,765
548	Avangrid Inc.	19,733
2,635	Avista Corp.	97,442
27,732	Black Hills Corp.	1,565,471
1,099	Brookfield Renewable Corp., Class A Shares(a)	34,662
4,930	CenterPoint Energy Inc.	150,414
190	Clearway Energy Inc., Class A Shares	4,879
730	Clearway Energy Inc., Class C Shares	20,440
48,572	CMS Energy Corp.	3,056,636
2,776	Consolidated Edison Inc.	262,471
2,556	Constellation Energy Corp.	555,291
1,605	DTE Energy Co.	187,031
3,031	Edison International	232,932
1,650	Entergy Corp.	185,609
1,752	Evergy Inc.	95,764
2,719	Eversource Energy	161,046
4,248	FirstEnergy Corp.	171,024
774	Genie Energy Ltd., Class B Shares	11,811
489	Hawaiian Electric Industries Inc.	5,374
20,875	IDACORP Inc.	1,992,936
1,251	MGE Energy Inc.	100,243
2,112	Northwestern Energy Group Inc.	109,740
1,784	NRG Energy Inc.	144,504
1,593	OGE Energy Corp.	57,826
1,828	Ormat Technologies Inc.	137,831
1,411	Otter Tail Corp.	127,653
163,432	PG&E Corp.	3,030,029
898	Pinnacle West Capital Corp.	70,816
2,935	PNM Resources Inc.	112,528
86,169	Portland General Electric Co.	3,839,691
114,259	PPL Corp.	3,351,216
3,968	Public Service Enterprise Group Inc.	300,616
571	Unitil Corp.	30,543
22,430	Vistra Corp.	2,222,364
2,456	WEC Energy Group Inc.	199,010
4,411	Xcel Energy Inc.	244,590
	Total Electric	23,427,778
Gas - 0.2%
1,213	Atmos Energy Corp.	140,611
4,088	Brookfield Infrastructure Corp., Class A Shares	140,832
733	Chesapeake Utilities Corp.	82,103
719	National Fuel Gas Co.	41,098
3,315	New Jersey Resources Corp.	144,070
3,253	NiSource Inc.	94,532
1,256	Northwest Natural Holding Co.	47,000
1,887	ONE Gas Inc.	116,296
141	RGC Resources Inc.	2,919
2,105	Southwest Gas Holdings Inc.	163,327
20,250	Spire Inc.	1,241,123
1,682	UGI Corp.	42,824
	Total Gas	2,256,735

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Water - 0.0%
1,272	American States Water Co.	$93,607
1,518	American Water Works Co., Inc.	198,509
356	Artesian Resources Corp., Class A Shares	12,770
1,985	California Water Service Group	99,032
570	Consolidated Water Co., Ltd.	15,447
1,922	Essential Utilities Inc.	72,517
200	Global Water Resources Inc.	2,584
624	Middlesex Water Co.	33,621
1,106	SJW Group	60,509
529	York Water Co.	19,594
	Total Water	608,190
	TOTAL UTILITIES	26,292,703
	TOTAL COMMON STOCKS
	(Cost - $702,478,327)	855,994,735
EXCHANGE TRADED FUND (ETF) - 1.3%
57,947	iShares Russell 2000(a)
	(Cost - $9,923,228)	11,923,754
REIT - 0.0%
FINANCIAL - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
5,083	Outfront Media Inc.
	(Cost - $64,177)	73,449
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
2,200	Compass Diversified Holdings
	(Cost - $46,648)	50,072
CLOSED-END FUND - 0.0%
573	NexPoint Diversified Real Estate Trust, Class Common Shares
	(Cost - $4,611)	3,157
RIGHT - 0.0%
284	Pulse Biosciences Inc.*(b)
	(Cost - $0)	440
WARRANT – 0.0%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
540	Danimer Scientific Inc.*(c)	–
	(Cost - $902)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $712,517,893)	868,045,607

Face Amount

SHORT-TERM INVESTMENTS - 2.4%
TIME DEPOSITS - 2.4%
$16,716,120	Citibank - New York, 4.680% due 6/3/24	16,716,120
4,791,849	JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	4,791,849
	TOTAL TIME DEPOSITS
	(Cost - $21,507,969)	21,507,969

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.9%
MONEY MARKET FUND - 1.9%
$16,595,915	Federated Government Obligations Fund, Premier Class, 5.172%(d)
	(Cost - $16,595,915)	$16,595,915
	TOTAL INVESTMENTS - 101.5%
	(Cost - $750,621,777)	906,149,491
	Liabilities in Excess of Other Assets - (1.5)%	(13,814,934)
	TOTAL NET ASSETS - 100.0%	$892,334,557

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $91,937 and represents 0.01% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrial	20.7%
Consumer Non-cyclical	19.0
Financial	17.4
Consumer Cyclical	10.9
Technology	9.5
Basic Materials	5.5
Energy	5.2
Communications	3.4
Utilities	2.9
Government	0.0	*
Exchange Traded Funds (ETFs)	1.3
Closed-End Fund	0.0	*
Right	0.0	*
Short-Term Investments	2.4
Money Market Fund	1.8
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

At May 31, 2024, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index June Futures	6	6/24	$621,113	$622,740	$1,627
S&P MidCap 400 Index June Futures	2	6/24	595,687	598,380	2,693
					$4,320

At May 31, 2024, Destinations Small-Mid Cap Equity Fund had deposited cash of $83,520 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE - 0.2%
Utilities - 0.2%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26	$1,279,850
	TOTAL CORPORATE BOND & NOTE
	(Cost - $1,300,000)	1,279,850

Shares/Units

COMMON STOCKS - 81.5%
BASIC MATERIALS - 4.2%
Chemicals - 2.5%
26,890	DSM-Firmenich AG	3,119,927
32,704	DuPont de Nemours Inc*.	2,686,961
62,625	LyondellBasell Industries NV, Class A Shares	6,226,178
43,051	Nutrien Ltd.	2,523,287
	Total Chemicals	14,556,353
Mining - 1.7%
57,475	Agnico Eagle Mines Ltd.	3,920,370
128,356	BHP Group Ltd.	3,804,534
22,365	Rio Tinto PLC, ADR	1,567,786
7,650	Southern Copper Corp.*	907,519
	Total Mining	10,200,209
	TOTAL BASIC MATERIALS	24,756,562
COMMUNICATIONS - 5.1%
Advertising - 0.5%
27,612	Publicis Groupe SA	3,105,403
Telecommunications - 4.6%
484,917	AT&T Inc.	8,835,188
84,600	BCE Inc.	2,894,292
42,134	Cisco Systems Inc.	1,959,231
1,403,400	Singapore Telecommunications Ltd.	2,585,161
219,336	Telenor ASA	2,564,339
113,175	TELUS Corp.(a)	1,861,729
151,400	Verizon Communications Inc.	6,230,110
	Total Telecommunications	26,930,050
	TOTAL COMMUNICATIONS	30,035,453
CONSUMER CYCLICAL - 5.1%
Airlines - 0.4%
51,308	Delta Air Lines Inc.	2,617,734
Apparel - 0.3%
4,558	Kering SA	1,575,045
Auto Manufacturers - 0.5%
69,976	General Motors Co.	3,148,220
Distribution/Wholesale - 0.9%
74,350	Mitsui & Co., Ltd.	3,779,291
4,040	Watsco Inc.	1,918,596
	Total Distribution/Wholesale	5,697,887
Lodging - 0.4%
53,923	Las Vegas Sands Corp.	2,428,153
Retail - 2.6%
47,250	Best Buy Co., Inc.	4,007,745
15,675	Darden Restaurants Inc.	2,357,363
6,325	Home Depot Inc.(b)	2,118,053

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
6,030	McDonald's Corp.(b)	$1,561,107
68,128	Walmart Inc.	4,480,097
	Total Retail	14,524,365
	TOTAL CONSUMER CYCLICAL	29,991,404
CONSUMER NON-CYCLICAL - 17.6%
Agriculture - 1.7%
54,070	British American Tobacco PLC	1,671,041
83,296	Philip Morris International Inc.	8,444,548
	Total Agriculture	10,115,589
Beverages - 2.1%
91,403	Coca-Cola Co.	5,751,991
38,969	Heineken NV	3,889,511
61,575	Keurig Dr Pepper Inc.	2,108,944
	Total Beverages	11,750,446
Biotechnology - 2.0%
20,690	Amgen Inc.	6,328,036
87,165	Gilead Sciences Inc.	5,602,095
	Total Biotechnology	11,930,131
Cosmetics/Personal Care - 1.4%
640,014	Haleon PLC	2,667,140
50,510	Kao Corp.	2,214,824
38,600	Kenvue Inc.	744,980
16,457	Procter& Gamble Co.	2,707,835
	Total Cosmetics/Personal Care	8,334,779
Food - 1.0%
199,260	Conagra Brands Inc.	5,953,889
Healthcare-Services - 1.0%
5,162	Elevance Health Inc.	2,779,634
8,082	Humana Inc.	2,894,326
	Total Healthcare-Services	5,673,960
Household Products/Wares - 0.6%
27,590	Kimberly-Clark Corp.	3,677,747
Pharmaceuticals - 7.8%
36,337	AbbVie Inc.	5,858,978
26,929	AstraZeneca PLC	4,187,651
42,775	AstraZeneca PLC, ADR	3,337,305
98,375	Bristol-Myers Squibb Co.	4,042,229
11,215	CVS Health Corp.	668,414
24,449	Johnson& Johnson(b)	3,585,935
32,675	Merck & Co., Inc.	4,102,019
161,465	Pfizer Inc.	4,627,587
41,531	Roche Holding AG, ADR(a)	1,329,407
101,862	Sanofi SA	9,951,145
28,554	UCB SA	4,001,836
	Total Pharmaceuticals	45,692,506
	TOTAL CONSUMER NON-CYCLICAL	103,129,047
ENERGY - 7.8%
Oil & Gas - 5.3%
35,600	Chesapeake Energy Corp.(a)	3,237,108
54,444	Chevron Corp.	8,836,261

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
28,300	ConocoPhillips(b)	$3,296,384
8,125	EOG Resources Inc.	1,011,969
20,376	Exxon Mobil Corp.	2,389,290
35,120	Noble Corp. PLC	1,631,675
123,429	Shell PLC	4,453,604
83,005	TotalEnergies SE	6,059,271
	Total Oil & Gas	30,915,562
Pipelines - 2.5%
152,450	Enbridge Inc.	5,574,656
109,790	Enterprise Products Partners LP	3,129,015
115,601	TC Energy Corp.	4,458,787
39,550	Williams Cos., Inc.	1,641,720
	Total Pipelines	14,804,178
	TOTAL ENERGY	45,719,740
FINANCIAL - 17.9%
Banks - 10.8%
68,000	Canadian Imperial Bank of Commerce	3,372,305
61,633	Fifth Third Bancorp	2,306,307
5,975	Goldman Sachs Group Inc.	2,727,707
348,015	Huntington Bancshares Inc.	4,844,369
153,895	ING Groep NV	2,757,937
36,096	JPMorgan Chase & Co.(b)	7,314,132
42,290	Morgan Stanley	4,137,654
215,694	Nordea Bank Abp	2,653,767
275,856	Oversea-Chinese Banking Corp., Ltd.	2,978,293
43,070	PNC Financial Services Group Inc.	6,778,787
245,380	Sumitomo Mitsui Trust Holdings Inc.	5,740,620
70,200	Truist Financial Corp.	2,650,050
134,448	US Bancorp	5,451,866
140,131	Wells Fargo & Co.	8,396,650
	Total Banks	62,110,444
Diversified Financial Services - 0.9%
14,560	CME Group Inc., Class A Shares(b)	2,955,389
12,850	Deutsche Boerse AG	2,551,985
	Total Diversified Financial Services	5,507,374
Equity Real Estate Investment Trusts (REITs) - 2.4%
142,250	Brixmor Property Group Inc.	3,202,047
29,230	Lamar Advertising Co., Class A Shares	3,452,355
46,462	NNN REIT Inc.	1,940,718
22,027	Prologis Inc.	2,433,763
25,500	Terreno Realty Corp.	1,442,790
69,458	VICI Properties Inc., Class A Shares	1,994,139
	Total Equity Real Estate Investment Trusts (REITs)	14,465,812
Insurance - 3.6%
17,980	Allianz SE, Class Registered Shares	5,236,708
37,705	American International Group Inc.	2,971,908
6,806	Everest Group Ltd.	2,660,670
56,025	NN Group NV(a)	2,611,650
14,010	Progressive Corp.	2,958,632
258,520	Prudential PLC	2,488,557

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
4,978	Zurich Insurance Group AG	$2,616,202
	Total Insurance	21,544,327
Real Estate - 0.2%
1,498,000	Hang Lung Properties Ltd.(a)	1,373,999
	TOTAL FINANCIAL	105,001,956
INDUSTRIAL - 9.0%
Aerospace/Defense - 1.9%
14,637	Airbus SE	2,484,487
75,135	BAE Systems PLC	1,338,079
13,084	General Dynamics Corp.	3,922,191
7,460	Lockheed Martin Corp.	3,508,737
	Total Aerospace/Defense	11,253,494
Building Materials - 1.2%
37,935	CRH PLC	3,101,566
22,050	Heidelberg Materials AG	2,292,987
77,675	MDU Resources Group Inc*.	1,960,517
	Total Building Materials	7,355,070
Electrical Components & Equipment - 1.7%
19,227	Eaton Corp. PLC(b)	6,399,707
32,382	Emerson Electric Co.	3,631,965
	Total Electrical Components & Equipment	10,031,672
Engineering & Construction - 0.7%
3,460	Aena SME SA(c)	677,262
92,993	Ferrovial SE(a)	3,679,935
	Total Engineering & Construction	4,357,197
Machinery-Construction & Mining - 0.6%
189,000	Mitsubishi Electric Corp.	3,284,035
Miscellaneous Manufacturers - 0.5%
14,310	Siemens AG, Class Registered Shares	2,740,381
Packaging & Containers - 0.5%
295,700	Amcor PLC	3,007,269
Transportation - 1.9%
92,325	DHL Group	3,874,194
9,200	Union Pacific Corp.	2,141,944
36,225	United Parcel Service Inc., Class B Shares	5,032,739
	Total Transportation	11,048,877
	TOTAL INDUSTRIAL	53,077,995
TECHNOLOGY - 5.1%
Computers - 0.4%
15,907	International Business Machines Corp.	2,654,083
Semiconductors - 3.3%
7,625	Analog Devices Inc.	1,787,986
3,802	Broadcom Inc.	5,051,147
57,867	Intel Corp.	1,785,197
71,000	MediaTek Inc.	2,690,771
13,655	QUALCOMM Inc.	2,786,303
52,711	Samsung Electronics Co., Ltd.	2,306,173
13,725	Texas Instruments Inc.	2,676,512
	Total Semiconductors	19,084,089

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - 1.4%
4,995	Microsoft Corp.	$2,073,574
33,494	Oracle Corp.	3,925,162
20,150	Paychex Inc.	2,421,224
	Total Software	8,419,960
	TOTAL TECHNOLOGY	30,158,132
UTILITIES - 9.7%
Electric - 9.6%
62,220	American Electric Power Co., Inc.	5,615,355
94,125	CenterPoint Energy Inc.	2,871,754
149,742	Dominion Energy Inc.	8,074,089
72,270	Duke Energy Corp.	7,485,004
355,747	Enel SpA	2,580,015
39,300	Entergy Corp.	4,420,857
67,375	Evergy Inc.	3,682,718
677,930	National Grid PLC	7,730,133
36,035	NextEra Energy Inc.	2,883,521
109,325	PPL Corp.	3,206,502
22,535	Sempra	1,735,871
74,860	Southern Co.	5,999,280
	Total Electric	56,285,099
Gas - 0.1%
5,600	Southwest Gas Holdings Inc.*	434,504
	TOTAL UTILITIES	56,719,603
	TOTAL COMMON STOCKS
	(Cost - $400,357,524)	478,589,892
EXCHANGE TRADED FUNDS (ETFs) - 15.4%
1,301,434	iShares Core Dividend Growth(a)	74,949,584
268,163	JPMorgan Equity Premium Income	15,239,703
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $84,809,096)	90,189,287
RIGHT - 0.0%
29,117	National Grid PLC*	72,742
	TOTAL RIGHT
	(Cost - $0)	72,742
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $486,466,620)	570,131,771

Face Amount†

SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
174	NOK	Brown Brothers Harriman - Grand Cayman, 3.270% due 6/3/24	16
88,969	EUR	Citibank - London, 2.800% due 6/3/24	96,518
$1,682,466		Citibank - New York, 4.680% due 6/3/24	1,682,466
58	SGD	Hong Kong & Shanghai Bank - Singapore, 2.240% due 6/3/24	43
7,589,842		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	7,589,842
79	GBP	Royal Bank of Canada - London, 4.160% due 6/3/24	100
3	CHF	Skandinaviska Enskilda Banken AB – Stockholm, 0.510% due 6/3/24	3
		TOTAL TIME DEPOSITS
		(Cost - $9,368,988)	9,368,988

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
MONEY MARKET FUND - 1.1%
6,445,318	Federated Government Obligations Fund, Premier Class, 5.172%(d)
	(Cost - $6,445,318)	$6,445,318
	TOTAL INVESTMENTS - 99.8%
	(Cost - $502,280,926)	585,946,077
	Other Assets in Excess of Liabilities - 0.2%	1,240,270
	TOTAL NET ASSETS - 100.0%	$587,186,347

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $677,262 and represents 0.12% of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	17.9%
Consumer Non-cyclical	17.6
Utilities	9.9
Industrial	9.1
Energy	7.8
Technology	5.2
Communications	5.1
Consumer Cyclical	5.1
Basic Materials	4.2
Exchange Traded Funds (ETFs)	15.4
Right	0.0 *
Short-Term Investments	1.6
Money Market Fund	1.1
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Equity Income Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15	$400,050	Air Products & Chemicals Inc., Put	CITI	6/21/24	$210.00	$(7,200)
20	468,980	Analog Devices Inc., Call	CITI	7/19/24	270.00	(700)
15	347,955	Becton Dickinson & Co., Put	CITI	6/21/24	210.00	(600)
100	400,300	Comcast Corp., Put	CITI	6/21/24	32.50	(700)
100	400,300	Comcast Corp., Put	CITI	6/21/24	35.00	(500)
25	375,975	Darden Restaurants Inc., Put	CITI	6/21/24	130.00	(750)
10	332,850	Eaton Corp., Call	CITI	6/21/24	360.00	(790)
10	332,850	Eaton Corp., Call	CITI	6/21/24	370.00	(450)
25	280,400	Emerson Electric Co., Call	CITI	6/21/24	125.00	(5,500)
30	500,550	International Business Machines Corp., Put	CITI	6/21/24	150.00	(630)
15	388,335	McDonald’s Corp., Put	CITI	6/21/24	240.00	(600)
15	388,335	McDonald’s Corp., Put	CITI	6/21/24	250.00	(1,890)
5	207,565	Microsoft Corp., Call	CITI	6/21/24	455.00	(75)
15	316,770	Progressive Corp., Call	CITI	6/21/24	240.00	(2,100)
25	347,325	United Parcel Service Inc., Put	CITI	6/21/24	135.00	(3,150)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $14,521)				$(25,635)

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.0%
Argentina - 0.2%
281,990	Despegar.com Corp.*	$4,258,049
Australia - 2.2%
9,709	Adbri Ltd.*	20,542
150,712	AGL Energy Ltd.	1,033,187
10,509	ALS Ltd.	99,053
2,612	Altium Ltd.	116,445
47,603	Alumina Ltd.*	60,465
56,378	AMP Ltd.	40,185
5,186	Ampol Ltd.	119,850
3,962	Ansell Ltd.	64,532
68,237	ANZ Group Holdings Ltd.	1,286,786
27,725	APA Group	152,719
14,975	Aristocrat Leisure Ltd.	450,912
4,327	ASX Ltd.	180,320
24,004	Atlas Arteria Ltd.	85,055
38,758	Aurizon Holdings Ltd.	95,131
18,799	Bank of Queensland Ltd.	72,186
38,683	Beach Energy Ltd.	43,183
12,007	Bendigo & Adelaide Bank Ltd.	87,684
114,028	BHP Group Ltd.	3,379,845
9,738	BlueScope Steel Ltd.	137,457
32,063	Brambles Ltd.	304,712
8,043	CAR Group Ltd.	187,968
11,146	Challenger Ltd.	48,436
10,205	Charter Hall Group	83,529
47,925	Cleanaway Waste Management Ltd.	89,029
1,478	Cochlear Ltd.	319,306
29,990	Coles Group Ltd.	328,926
38,212	Commonwealth Bank of Australia	3,069,586
13,522	Computershare Ltd.	239,153
10,928	CSL Ltd.	2,050,223
10,128	CSR Ltd.	60,072
6,567	Deterra Royalties Ltd.	20,294
28,690	Dexus	130,853
9,780	Domain Holdings Australia Ltd.	19,563
1,521	Domino's Pizza Enterprises Ltd.	39,409
14,246	Downer EDI Ltd.	45,720
3,360	EBOS Group Ltd.	68,221
30,116	Endeavour Group Ltd.	99,673
41,420	Evolution Mining Ltd.	107,219
3,305	Flight Centre Travel Group Ltd.	41,634
36,287	Fortescue Ltd.	595,715
41,870	Goodman Group	943,879
42,575	GPT Group	120,192
159,186	GrainCorp Ltd., Class A Shares	883,619
14,671	Harvey Norman Holdings Ltd.	43,830
164,359	Helia Group Ltd.	452,239
5,914	IDP Education Ltd.	63,091
12,879	IGO Ltd.	60,250
10,739	Iluka Resources Ltd.	51,287
43,323	Incitec Pivot Ltd.	85,785
12,440	Insignia Financial Ltd.	18,326
54,318	Insurance Australia Group Ltd.	224,781

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
53,645	IPD Group Ltd.	$159,758
50,296	JB Hi-Fi Ltd.	1,960,892
386,240	Johns Lyng Group Ltd.	1,458,791
14,290	Lendlease Corp., Ltd.	57,251
47,921	Liontown Resources Ltd.*	41,745
49,977	Lottery Corp., Ltd.	162,916
8,251	Macquarie Group Ltd.	1,056,008
3,449	Magellan Financial Group Ltd.	18,809
58,954	Medibank Pvt Ltd.	146,489
393,070	Metcash Ltd.	967,265
3,757	Mineral Resources Ltd.	182,254
104,273	Mirvac Group	137,738
68,000	MMG Ltd.*	33,273
71,193	National Australia Bank Ltd.	1,617,889
166,039	New Hope Corp., Ltd.	552,551
12,685	NEXTDC Ltd.*	151,493
25,558	Northern Star Resources Ltd.	242,656
5,731	Nufarm Ltd.	17,112
10,371	Orica Ltd.	126,744
39,372	Origin Energy Ltd.	267,965
33,591	Orora Ltd.	46,108
597,771	Perenti Ltd.	401,655
2,836	Perpetual Ltd.	40,924
263,140	Perseus Mining Ltd.	408,033
62,814	Pilbara Minerals Ltd.	158,896
29,204	Pro Medicus Ltd.	2,347,678
18,034	Qantas Airways Ltd.*	74,250
34,212	QBE Insurance Group Ltd.	406,039
35,902	Qube Holdings Ltd.	86,134
3,756	Ramsay Health Care Ltd.	118,849
1,083	REA Group Ltd.	135,587
4,543	Reece Ltd.	79,153
30,243	Region RE Ltd.	43,287
8,506	Rio Tinto Ltd.	731,697
75,004	Santos Ltd.	382,460
118,645	Scentre Group	251,980
9,138	SEEK Ltd.	137,677
25,416	Seven Group Holdings Ltd.	667,532
2,325	Sims Ltd.	16,484
10,590	Sonic Healthcare Ltd.	172,799
102,678	South32 Ltd.	272,154
51,040	Star Entertainment Grp Ltd.*	15,419
29,538	Steadfast Group Ltd.	108,890
60,876	Stockland	184,583
29,184	Suncorp Group Ltd.	311,062
47,279	Super Retail Group Ltd.	415,188
33,572	Tabcorp Holdings Ltd.	13,809
36,300	Telix Pharmaceuticals Ltd.*	442,483
90,915	Telstra Group Ltd.	210,933
5,739	TPG Telecom Ltd.	17,812
71,295	Transurban Group	595,023
17,633	Treasury Wine Estates Ltd.	132,362
80,373	Vicinity Ltd.	105,564

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
5,320	Washington H Soul Pattinson & Co., Ltd.	$110,298
25,770	Wesfarmers Ltd.	1,117,942
79,372	Westpac Banking Corp.	1,383,684
348,479	Whitehaven Coal Ltd.	1,879,585
3,640	WiseTech Global Ltd.	236,685
314,500	Woodside Energy Group Ltd.	5,825,524
27,798	Woolworths Group Ltd.	585,893
11,936	Worley Ltd.	116,786
92,902	Yancoal Australia Ltd.	400,435
	Total Australia	48,970,992
Austria - 0.1%
1,489	ANDRITZ AG	89,550
7,046	Erste Group Bank AG	346,133
3,093	OMV AG	155,785
78,753	Raiffeisen Bank International AG	1,456,459
2,785	Telekom Austria AG, Class A Shares*	26,217
1,422	Verbund AG	117,316
2,553	voestalpine AG	74,962
	Total Austria	2,266,422
Belgium - 0.2%
475	Ackermans & van Haaren NV	84,302
3,546	Ageas SA	176,611
22,566	Anheuser-Busch InBev SA	1,421,090
477	D'ieteren Group	104,213
834	Elia Group SA	85,051
2,148	Groupe Bruxelles Lambert NV	164,811
5,688	KBC Group NV	415,525
8	Lotus Bakeries NV	85,056
96,971	Proximus SADP	763,941
389	Sofina SA	94,788
34,623	Solvay SA	1,279,725
1,515	Syensqo SA	151,417
2,788	UCB SA	390,738
4,476	Umicore SA	88,760
3,752	Warehouses De Pauw CVA	109,812
	Total Belgium	5,415,840
Bermuda - 0.1%
220,222	Hiscox Ltd.	3,234,417
Brazil - 1.5%
48,484	Afya Ltd., Class A Shares*	807,259
704,582	B3 SA - Brasil Bolsa Balcao	1,435,663
114,296	Banco BTG Pactual SA	687,572
183,000	Compania de Saneamento de Minas Gerais Copasa MG	702,204
1,162,547	Inter & Co., Inc.	6,962,552
477,628	Localiza Rent a Car SA	3,886,512
1,466,153	Lojas Renner SA	3,663,114
423,908	Metalurgica Gerdau SA	864,567
162,334	NU Holdings Ltd., Class A Shares*	1,928,528
126,610	Petroleo Brasileiro SA, ADR	1,875,094
219,035	Raia Drogasil SA	1,045,695
126,100	SLC Agricola SA	427,918
171,217	Suzano SA	1,587,863

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Brazil - (continued)
663,500	TOTVS SA	$3,628,797
165,759	WEG SA	1,185,289
121,589	XP Inc., Class A Shares	2,308,975
	Total Brazil	32,997,602
Cambodia - 0.0%
42,000	NagaCorp Ltd.*	21,487
Canada - 5.3%
252,908	AGF Management Ltd., Class B Shares	1,547,848
54,798	Agnico Eagle Mines Ltd.(a)	3,737,781
16,700	Alimentation Couche-Tard Inc.	974,892
13,100	Atco Ltd., Class I Shares	379,916
131,000	Athabasca Oil Corp.*	481,625
205,100	B2Gold Corp.	577,959
16,544	Bank of Montreal	1,475,690
27,848	Bank of Nova Scotia	1,318,524
40,100	Barrick Gold Corp.	684,175
7,000	BCE Inc.	239,480
6,200	Brookfield Asset Management Ltd., Class A Shares	243,414
34,100	Brookfield Corp.	1,485,166
9,900	Cameco Corp.	549,451
20,482	Canadian Imperial Bank of Commerce	1,015,758
46,284	Canadian National Railway Co.	5,893,223
24,300	Canadian Natural Resources Ltd.	1,867,036
59,029	Canadian Pacific Kansas City Ltd.	4,689,876
47,686	Celestica Inc.*	2,666,175
29,942	Cenovus Energy Inc.	624,240
4,700	CGI Inc.*	464,206
1,919	Constellation Software Inc.	5,338,712
33,103	Definity Financial Corp.	1,050,152
16,630	Descartes Systems Group Inc.*	1,535,448
6,100	Dollarama Inc.	577,457
182,398	Element Fleet Management Corp.	3,241,858
373,800	Enbridge Inc.	13,668,786
15,791	EQB Inc.	1,015,343
490	Fairfax Financial Holdings Ltd.(b)	551,708
18,349	Finning International Inc.	548,167
11,177	Fortis Inc.	447,096
83,877	Franco-Nevada Corp.	10,321,666
1,500	George Weston Ltd.	213,150
5,900	Great-West Lifeco Inc.	176,996
7,100	Hydro One Ltd.(c)	204,554
3,800	Imperial Oil Ltd.	268,540
4,000	Intact Financial Corp.	669,377
3,300	Loblaw Cos., Ltd.	383,349
6,200	Magna International Inc.	280,540
41,000	Manulife Financial Corp.	1,065,091
4,700	Metro Inc.	250,503
28,607	National Bank of Canada	2,445,461
11,300	Nutrien Ltd.	662,311
12,500	Pembina Pipeline Corp.	464,427
11,900	Power Corp. of Canada	345,552
7,000	Restaurant Brands International Inc.	480,091
31,932	Royal Bank of Canada	3,491,032

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
50,068	Russel Metals Inc.	$1,343,646
5,300	Saputo Inc.	107,268
67,212	Shopify Inc., Class A Shares*	3,976,672
13,100	Sun Life Financial Inc.	656,682
363,735	Suncor Energy Inc.	14,840,879
23,300	TC Energy Corp.	898,692
10,400	Teck Resources Ltd., Class B Shares	541,026
10,925	TELUS Corp.	179,665
3,500	Thomson Reuters Corp.	602,400
154,285	TMX Group Ltd.	4,141,590
40,100	Toronto-Dominion Bank	2,242,328
7,400	Tourmaline Oil Corp.	367,149
24,515	Waste Connections Inc.	4,027,884
76,229	Wheaton Precious Metals Corp.	4,175,897
115,239	Whitecap Resources Inc.	902,326
	Total Canada	119,617,906
Chile - 0.0%
7,670	Antofagasta PLC	217,107
China - 2.6%
13,500	AAC Technologies Holdings Inc.	41,566
68,546	Alibaba Group Holding Ltd., ADR	5,369,894
14,641	Baidu Inc., ADR*	1,423,105
905,229	China Mengniu Dairy Co., Ltd.*	1,670,060
49,433	Daqo New Energy Corp., ADR*	1,113,231
216,582	Estun Automation Co., Ltd., Class A Shares	452,048
326,460	FinVolution Group, ADR	1,560,479
287,917	Full Truck Alliance Co., Ltd., ADR	2,545,186
180,232	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,147,529
96,123	Hello Group Inc., ADR	542,134
225,750	JD Health International Inc.*(c)	760,305
127,793	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	874,024
53,301	Kanzhun Ltd., ADR	1,132,646
166,460	KE Holdings Inc., ADR	2,824,826
2,055,832	Kingdee International Software Group Co., Ltd.*	2,118,051
197,301	Kingsoft Corp., Ltd.	633,766
32,670	Kweichow Moutai Co., Ltd., Class A Shares	7,421,035
176,000	Lenovo Group Ltd.	253,352
80,878	Midea Group Co., Ltd., Class A Shares	721,057
1,021,640	NARI Technology Co., Ltd., Class A Shares	3,167,122
259,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares	933,128
193,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,540,997
29,741	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	1,188,914
259,899	Shenzhou International Group Holdings Ltd.	2,608,476
66,000	Silergy Corp.	968,199
180,081	Tencent Holdings Ltd.	8,354,071
25,573	Tencent Holdings Ltd., ADR	1,189,912
91,595	Tencent Music Entertainment Group, ADR	1,323,548
176,000	WH Group Ltd.(c)	120,044
878,600	Yangzijiang Shipbuilding Holdings Ltd.	1,487,644
89,120	Yum China Holdings Inc.	3,172,443
46,430	Zai Lab Ltd., ADR*	825,525
	Total China	59,484,317

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Denmark - 1.3%
72	AP Moller - Maersk AS, Class A Shares	$127,016
79	AP Moller - Maersk AS, Class B Shares	144,112
2,106	Carlsberg AS, Class B Shares	284,769
10,173	Coloplast AS, Class B Shares	1,222,605
14,561	D/S Norden AS	710,765
15,030	Danske Bank AS	462,115
2,028	Demant AS*	97,750
3,969	DSV AS	611,241
5,223	Genmab AS*	1,471,479
4,982	H Lundbeck AS	27,368
29,120	ISS AS	564,271
15,153	Jyske Bank AS, Class Registered Shares	1,251,020
52,136	Novo Nordisk AS, ADR	7,052,958
70,020	Novo Nordisk AS, Class B Shares	9,466,724
43,149	Novonesis (Novozymes) B	2,565,123
4,310	Orsted AS*(c)	263,967
1,899	Pandora AS	312,234
167	ROCKWOOL AS, Class B Shares	70,608
302	Svitzer AS*	11,838
23,507	Sydbank AS	1,254,577
7,450	Tryg AS	152,989
22,983	Vestas Wind Systems AS*	647,493
	Total Denmark	28,773,022
Finland - 1.2%
3,073	Elisa OYJ	142,332
557,085	Fortum OYJ	8,511,223
5,882	Kesko OYJ, Class B Shares	107,301
7,540	Kone OYJ, Class B Shares	385,205
13,970	Metso OYJ	170,988
9,608	Neste OYJ	200,577
119,480	Nokia OYJ	466,292
75,630	Nordea Bank Abp	930,505
2,272	Orion OYJ, Class B Shares	92,433
220,741	Outokumpu OYJ	914,869
10,102	Sampo OYJ, Class A Shares	433,765
509,874	Stora Enso OYJ, Class R Shares	7,524,422
12,387	UPM-Kymmene OYJ	474,991
203,515	Valmet OYJ(a)	5,490,461
10,571	Wartsila OYJ Abp	223,354
	Total Finland	26,068,718
France - 7.7%
133,237	Accor SA*	5,757,046
675	Aeroports de Paris SA	96,878
11,631	Air Liquide SA	2,287,282
13,273	Airbus SE	2,252,962
6,548	Alstom SA	129,674
1,516	Amundi SA*(c)	117,193
89,099	Arkema SA	9,190,771
40,097	AXA SA	1,446,347
3,273	Ayvens SA(c)	24,582
925	BioMerieux	98,203
156,019	BNP Paribas SA(a)	11,593,800

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
18,712	Bollore SE	$126,020
3,973	Bouygues SA	155,925
7,274	Bureau Veritas SA	220,210
41,737	Capgemini SE(a)	8,455,603
12,279	Carrefour SA(a)	200,189
73,629	Cie de Saint-Gobain SA	6,524,010
15,914	Cie Generale des Etablissements Michelin SCA	642,769
1,746	Covivio SA	91,003
22,637	Credit Agricole SA	369,154
14,070	Danone SA	905,085
15,484	Dassault Aviation SA	3,355,929
87,390	Dassault Systemes SE	3,558,357
5,788	Edenred SE(a)	271,521
1,766	Eiffage SA	195,158
39,598	Engie SA	671,598
3,965	Esker SA	827,431
29,281	EssilorLuxottica SA	6,549,954
1,040	Eurazeo SE	87,887
1,109	Gecina SA	119,510
7,508	Getlink SE	132,736
775	Hermes International SCA	1,836,372
747	Ipsen SA	98,094
1,226	JCDecaux SE*	29,036
1,648	Kering SA	569,477
4,423	Klepierre SA	127,868
2,175	La Francaise des Jeux SAEM(c)	78,227
88,588	Legrand SA	9,574,481
6,998	L'Oreal SA	3,452,316
18,109	LVMH Moet Hennessy Louis Vuitton SE	14,549,592
1,522	Neoen SA(c)	62,647
43,511	Orange SA(a)	508,896
40,091	Pernod Ricard SA	5,982,155
1,936	Pluxee NV*	60,290
5,252	Publicis Groupe SA	590,670
509	Remy Cointreau SA	47,459
4,368	Renault SA	256,834
5,110	Rexel SA	155,299
25,733	Safran SA	6,045,430
150,910	Sanofi SA	14,742,762
11,151	Sartorius Stedim Biotech	2,228,869
59,492	Schneider Electric SE	14,889,532
3,288	SCOR SE	95,255
507	SEB SA*	62,972
16,642	Societe Generale SA	500,575
1,950	Sodexo SA	181,473
515	SOITEC*	62,765
1,465	Teleperformance SE	166,043
69,041	Thales SA	12,492,974
199,227	TotalEnergies SE	14,543,345
2,280	Unibail-Rodamco-Westfield	200,372
68,007	Valeo SE	838,330
14,314	Veolia Environnement SA	478,237
11,015	Vinci SA	1,379,802

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
13,460	Vivendi SE	$147,932
558	Wendel SE	55,112
5,204	Worldline SA*(c)	69,731
	Total France	173,616,011
Germany - 6.9%
14,469	adidas AG	3,637,920
8,809	Allianz SE, Class Registered Shares	2,565,637
5,632	Atoss Software SE	1,422,154
253,366	BASF SE	13,311,414
44,772	Bayer AG, Class Registered Shares	1,373,432
8,277	Bayerische Motoren Werke AG	831,178
1,745	Bechtle AG*	84,527
20,557	Beiersdorf AG	3,218,563
3,051	Brenntag SE	219,188
812	Carl Zeiss Meditec AG	74,601
23,816	Commerzbank AG	401,804
125,021	Continental AG	8,447,122
4,196	Covestro AG*(c)	224,956
6,926	CTS Eventim AG & Co. KGaA	596,102
12,161	Daimler Truck Holding AG	518,665
4,262	Delivery Hero SE, Class A Shares*(c)	129,599
46,058	Deutsche Bank AG, Class Registered Shares	760,198
44,651	Deutsche Boerse AG	8,867,601
12,614	Deutsche Lufthansa AG, Class Registered Shares	88,072
292,364	Deutsche Telekom AG, Class Registered Shares	7,084,979
1,070	Deutsche Wohnen SE	20,783
209,032	DHL Group	8,771,520
51,976	Douglas AG*	1,136,396
1,114	DWS Group GmbH & Co. KGaA(c)	51,590
50,128	E.ON SE	668,281
10,601	Elmos Semiconductor SE	975,870
5,426	Evonik Industries AG	118,746
122,732	Evotec SE*	1,152,629
460	Fielmann Group AG	21,915
773	Fraport AG Frankfurt Airport Services Worldwide*	44,473
4,482	Fresenius Medical Care AG	190,659
9,474	Fresenius SE & Co. KGaA*	301,257
2,171	FUCHS SE	97,739
248,459	GEA Group AG	10,320,826
1,360	Hannover Rueck SE	336,491
3,207	Heidelberg Materials AG	333,497
174,855	Henkel AG & Co. KGaA	15,776,326
4,261	HOCHTIEF AG	463,402
29,667	Infineon Technologies AG	1,184,245
27,325	K+S AG	400,481
1,885	KION Group AG	88,141
36,364	Knorr-Bremse AG	2,782,833
8,455	LEG Immobilien SE	745,570
18,071	Mensch und Maschine Software SE	1,115,609
19,473	Mercedes-Benz Group AG	1,404,028
9,944	Merck KGaA	1,796,738
1,245	MTU Aero Engines AG	308,937
3,070	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,527,119

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
1,155	Nemetschek SE	$104,774
25,337	Nexus AG	1,579,732
23,796	Puma SE	1,233,229
108	Rational AG	91,682
16,000	Rheinmetall AG	9,167,186
16,383	RWE AG	619,628
82,872	SAP SE	14,929,339
6,292	Sartorius AG	1,646,819
30,491	Schott Pharma AG & Co. KGaA(a)	966,898
1,964	Scout24 SE(c)	147,486
35,344	Siemens AG, Class Registered Shares	6,768,416
12,196	Siemens Energy AG*	328,165
34,098	Siemens Healthineers AG(c)	1,975,006
568	Sixt SE*	40,798
26,575	Symrise AG, Class A Shares	3,149,166
21,319	TAG Immobilien AG*	329,968
1,159	Talanx AG	91,846
11,327	thyssenkrupp AG	55,845
959	Traton SE	34,164
70,070	TUI AG*	483,653
5,210	Volkswagen AG	661,796
79,545	Vonovia SE	2,488,768
398	Wacker Chemie AG	43,884
48,781	Zalando SE*(c)	1,293,746
	Total Germany	154,225,807
Greece - 0.1%
103,942	National Bank of Greece SA*	902,056
85,616	Sarantis SA	1,020,775
	Total Greece	1,922,831
Hong Kong - 2.7%
2,041,600	AIA Group Ltd.	15,868,590
6,800	ASMPT Ltd.	81,354
43,800	Bank of East Asia Ltd.	57,809
3,444,000	BOC Hong Kong Holdings Ltd.	10,809,070
712,476	Budweiser Brewing Co. APAC Ltd.(c)	903,697
24,000	Cathay Pacific Airways Ltd.	25,179
38,600	Chow Tai Fook Jewellery Group Ltd.	49,768
44,500	CK Asset Holdings Ltd.	176,113
1,817,500	CK Hutchison Holdings Ltd.	8,881,692
13,500	CK Infrastructure Holdings Ltd.	77,973
1,185,000	CLP Holdings Ltd.	9,403,676
7,500	DFI Retail Group Holdings Ltd.	13,877
62,600	ESR Group Ltd.(c)	88,324
50,000	First Pacific Co., Ltd.	23,999
223,051	Galaxy Entertainment Group Ltd.	1,073,839
15,000	Hang Lung Group Ltd.	16,659
44,000	Hang Lung Properties Ltd.	40,358
16,600	Hang Seng Bank Ltd.	231,278
31,000	Henderson Land Development Co., Ltd.	96,791
247,000	Hong Kong & China Gas Co., Ltd.	192,194
69,400	Hong Kong Exchanges & Clearing Ltd.	2,347,421
24,400	Hongkong Land Holdings Ltd.	82,663

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Hong Kong - (continued)
133,300	Hutchison Port Holdings Trust, Class U Shares	$16,526
13,500	HUTCHMED China Ltd.*	50,859
10,000	Hysan Development Co., Ltd.	15,519
4,400	Jardine Matheson Holdings Ltd.	161,879
428,000	Kerry Properties Ltd.	775,269
1,400,267	Link REIT	5,886,164
28,400	Man Wah Holdings Ltd.	23,608
33,000	MTR Corp., Ltd.	112,199
47,000	New World Development Co., Ltd.	51,137
18,000	NWS Holdings Ltd.	15,373
3,000	Orient Overseas International Ltd.	50,908
93,000	PCCW Ltd.	49,723
31,500	Power Assets Holdings Ltd.	174,997
63,100	Prudential PLC	607,411
34,000	Shangri-La Asia Ltd.*	23,961
76,000	Sino Land Co., Ltd.	80,837
28,000	SITC International Holdings Co., Ltd.	71,861
73,000	SJM Holdings Ltd.*	26,714
78,500	Sun Hung Kai Properties Ltd.	758,092
5,500	Swire Pacific Ltd., Class A Shares	47,915
42,500	Swire Pacific Ltd., Class B Shares	56,649
22,400	Swire Properties Ltd.	41,201
147,400	Techtronic Industries Co., Ltd.	1,817,790
136,000	United Energy Group Ltd.	11,131
16,000	Vitasoy International Holdings Ltd.	13,625
3,600	VTech Holdings Ltd.	25,833
21,000	Wharf Holdings Ltd.	62,418
33,000	Wharf Real Estate Investment Co., Ltd.	95,981
49,000	Xinyi Glass Holdings Ltd.	60,535
17,500	Yue Yuen Industrial Holdings Ltd.	32,244
	Total Hong Kong	61,760,683
India - 5.7%
110,205	Aarti Industries Ltd.	811,625
35,446	Aavas Financiers Ltd.*	675,494
386,038	ASK Automotive Ltd.*	1,390,302
306,714	Axis Bank Ltd.	4,296,788
106,833	Bajaj Finance Ltd.	8,666,324
103,876	Berger Paints India Ltd.	566,454
415,474	Bharat Wire Ropes Ltd.*	1,375,010
254,257	Bharti Airtel Ltd.	3,870,873
237,590	Cello World Ltd.*	2,410,930
346,130	CESC Ltd.	614,237
50,246	Chennai Petroleum Corp., Ltd.	553,624
364,976	Cholamandalam Investment & Finance Co., Ltd.	5,488,733
90,027	CMS Info Systems Ltd.	477,634
8,506	Cummins India Ltd.	363,004
17,071	Dixon Technologies India Ltd.	1,917,996
324,162	Edelweiss Financial Services Ltd.	277,226
33,919	Elecon Engineering Co., Ltd.	449,761
112,331	Elgi Equipments Ltd.	826,228
126,598	Godrej Consumer Products Ltd.	1,917,254
46,097	Godrej Properties Ltd.*	1,547,599
23,191	Gopal Snacks Ltd.*	88,236

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - (continued)
5,149	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	$39,113
329,292	HDFC Bank Ltd.	6,006,839
45,354	HDFC Bank Ltd., ADR	2,625,543
61,152	HDFC Life Insurance Co., Ltd.(c)	401,500
41,320	Hindustan Unilever Ltd.	1,154,580
617,320	Honasa Consumer Ltd.*	3,273,616
41,270	ICICI Bank Ltd., ADR	1,103,560
287,364	Indegene Ltd.*	1,780,111
821,589	Indus Towers Ltd.*	3,397,917
35,362	Info Edge India Ltd.	2,417,871
27,165	InterGlobe Aviation Ltd.*(c)	1,365,138
369,489	Jio Financial Services Ltd.*	1,534,053
1,230,128	JM Financial Ltd.*	1,156,541
24,051	Kaynes Technology India Ltd.*	967,391
94,221	Kotak Mahindra Bank Ltd.	1,923,442
145,773	KPIT Technologies Ltd.	2,540,547
65,892	Larsen & Toubro Ltd.	2,915,569
110,084	LIC Housing Finance Ltd.*	839,719
53,944	Mahindra & Mahindra Ltd.	1,632,864
463,580	Manappuram Finance Ltd.	950,922
46,854	Maruti Suzuki India Ltd.	6,999,101
12,684	Max Financial Services Ltd.*	139,814
85,089	Max Healthcare Institute Ltd.	772,322
30,734	Mold-Tek Packaging Ltd.	278,870
181,874	National Aluminium Co., Ltd.	418,003
212,224	NCC Ltd.	737,921
249,489	Nippon Life India Asset Management Ltd.(c)	1,811,788
997,195	NTPC Ltd.	4,319,452
12,343	Nuvama Wealth Management Ltd.*	720,213
472,926	Power Finance Corp., Ltd.	2,789,495
309,423	Power Grid Corp. of India Ltd.	1,150,187
19,877	Prudent Corporate Advisory Services Ltd.	398,060
69,695	R Systems International Ltd.	371,230
2,310	Rainbow Children's Medicare Ltd.	35,982
192,234	Redington Ltd.	457,384
136,184	Reliance Industries Ltd.	4,676,213
107,440	SBI Life Insurance Co., Ltd.(c)	1,800,601
24,406	SRF Ltd.	646,945
10,023	Supreme Industries Ltd.	632,309
208,530	Suyog Telematics Ltd.(b)	2,678,909
92,846	Tata Communications Ltd.	1,976,192
15,513	Tata Consultancy Services Ltd.	689,527
110,406	Tata Consumer Products Ltd.	1,393,600
194,459	Titan Co., Ltd.	7,589,099
39,630	Trent Ltd.	2,142,901
63,426	Varun Beverages Ltd.	1,094,115
209,994	Vijaya Diagnostic Centre Pvt Ltd.	2,052,841
1,360,582	Zomato Ltd.*	2,948,623
	Total India	128,333,865

Indonesia - 0.6%
15,309,600	Bank Central Asia Tbk PT	8,709,519
6,570,429	Bank Rakyat Indonesia Persero Tbk PT	1,753,562
511,300	Indo Tambangraya Megah Tbk PT	783,422

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Indonesia - (continued)
15,531,900	Sarana Menara Nusantara Tbk PT	$660,443
9,075,000	Telkom Indonesia Persero Tbk PT	1,619,409
	Total Indonesia	13,526,355
Ireland - 1.4%
1,437,474	AIB Group PLC	8,200,486
537,149	Bank of Ireland Group PLC	6,191,978
2,169	DCC PLC	158,033
175,896	Experian PLC	8,166,015
4,015	Flutter Entertainment PLC*	773,943
4,882	Glanbia PLC	100,092
9,975	James Hardie Industries PLC*	314,197
3,529	Kerry Group PLC, Class A Shares	297,827
3,470	Kingspan Group PLC	335,105
33,206	PDD Holdings Inc., ADR*	4,973,595
22,717	Ryanair Holdings PLC, ADR	2,763,296
5,996	Smurfit Kappa Group PLC	294,246
	Total Ireland	32,568,813
Israel - 0.3%
1,281	Airport City Ltd.*	19,042
4,825	Amot Investments Ltd.	18,889
725	Azrieli Group Ltd.	43,884
31,233	Bank Hapoalim BM	287,314
35,468	Bank Leumi Le-Israel BM	295,241
43,479	Bezeq The Israeli Telecommunication Corp., Ltd.	52,466
242	Big Shopping Centers Ltd.*	23,705
601	Camtek Ltd.	65,878
133	Delek Group Ltd.	15,193
654	Elbit Systems Ltd.	124,069
51	Electra Ltd.	18,078
6,484	Energix-Renewable Energies Ltd.	27,128
2,487	Enlight Renewable Energy Ltd.*	43,426
201	Fattal Holdings 1998 Ltd.*	23,119
1,031	First International Bank Of Israel Ltd.	42,040
2,529	Harel Insurance Investments & Financial Services Ltd.	21,697
16,520	ICL Group Ltd.	77,854
77	Israel Corp., Ltd.	18,100
28,023	Israel Discount Bank Ltd., Class A Shares	144,321
451	Melisron Ltd.	29,860
10,360	Mivne Real Estate KD Ltd.	24,219
2,982	Mizrahi Tefahot Bank Ltd.	108,897
24,508	Nayax Ltd.*	631,693
1,472	Nice Ltd.*	269,398
11,380	Nice Ltd., ADR*	2,089,027
620	Nova Ltd.*	131,322
4,123	Phoenix Holdings Ltd.	39,465
9,313	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	521,414
3,042	Shapir Engineering & Industry Ltd.*	15,419
1,341	Strauss Group Ltd.	22,066
25,482	Teva Pharmaceutical Industries Ltd.*	428,150
2,453	Tower Semiconductor Ltd.*	91,771
	Total Israel	5,764,145

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - 2.3%
222,207	A2A SpA	$468,964
2,745	Amplifon SpA	101,471
28,622	Assicurazioni Generali SpA	736,057
253,855	Azimut Holding SpA(a)	6,771,304
184,001	Banca Mediolanum SpA	2,116,656
130,898	Banca Monte dei Paschi di Siena SpA	707,157
30,914	Banco BPM SpA	223,104
572,512	BPER Banca SPA	3,089,532
745	Brunello Cucinelli SpA	75,087
15,164	Buzzi SpA	640,463
10,846	Davide Campari-Milano NV	108,345
20,113	DiaSorin SpA	2,170,505
12,800	Digital Value SpA*	870,308
1,609,462	Enel SpA	11,672,443
49,890	Eni SpA	786,539
97,411	Ermenegildo Zegna NV(a)	1,200,103
2,679	Ferrari NV	1,101,388
13,861	FinecoBank Banca Fineco SpA	223,522
144,280	Hera SpA	532,351
7,636	Infrastrutture Wireless Italiane SpA(c)	83,641
1,710	Interpump Group SpA	80,524
365,691	Intesa Sanpaolo SpA	1,441,343
9,749	Italgas SpA	52,104
140,970	Iveco Group NV	1,687,993
9,025	Leonardo SpA*	232,235
14,646	Mediobanca Banca di Credito Finanziario SpA	232,101
28,622	Moltiply Group SpA	1,172,796
4,734	Moncler SpA	315,949
20,437	Nexi SpA*(c)	135,797
10,044	Pirelli & C SpA(c)	66,747
11,163	Poste Italiane SpA(c)	153,365
11,800	PRADA SpA	97,458
6,340	Prysmian SpA	417,817
2,053	Recordati Industria Chimica e Farmaceutica SpA	108,310
545	Reply SpA	75,044
2,812,406	Saipem SpA*	6,984,203
51,082	Snam SpA	241,962
364,460	Telecom Italia SpA*(a)	98,721
32,351	Terna - Rete Elettrica Nazionale	272,401
37,575	UniCredit SpA	1,494,337
284,933	Unipol Gruppo SpA	2,935,394
	Total Italy	51,975,541
Japan - 15.1%
1,200	ABC-Mart Inc.	23,087
8,500	Acom Co., Ltd.	21,789
16	Activia Properties Inc.	37,659
26,500	Adastria Co., Ltd.	610,160
39	Advance Residence Investment Corp.	80,305
16,700	Advantest Corp.	553,691
16,200	Aeon Co., Ltd.	349,235
2,300	AEON Financial Service Co., Ltd.	19,328
1,600	Aeon Mall Co., Ltd.	19,260
45	AEON REIT Investment Corp.	38,203

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
3,800	AGC Inc.	$132,786
800	Aica Kogyo Co., Ltd.	17,608
3,700	Air Water Inc.	54,706
3,800	Aisin Corp.	141,379
10,600	Ajinomoto Co., Inc.	378,786
21,600	Alfresa Holdings Corp.	304,296
82,700	Alps Alpine Co., Ltd.	779,329
65,800	Amada Co., Ltd.	743,288
1,800	Amano Corp.	43,298
1,000	Amvis Holdings Inc.	12,624
3,400	ANA Holdings Inc.	64,651
2,200	Anritsu Corp.	15,498
2,000	Aozora Bank Ltd.	29,729
1,000	As One Corp.	15,858
254,800	Asahi Group Holdings Ltd.	9,331,027
4,100	Asahi Intecc Co., Ltd.	59,148
28,200	Asahi Kasei Corp.	184,789
3,800	Asics Corp.	210,995
1,700	ASKUL Corp.	24,056
41,300	Astellas Pharma Inc.	407,000
9,898	Avant Group Corp.	83,584
2,600	Azbil Corp.	71,856
10,056	AZOOM Co., Ltd.	374,045
13,600	Bandai Namco Holdings Inc.	248,835
22,000	baudroie inc*	460,068
3,200	BayCurrent Consulting Inc.	65,257
2,700	Bic Camera Inc.	27,020
15,500	BIPROGY Inc.	414,121
12,800	Bridgestone Corp.	557,790
5,100	Brother Industries Ltd.	98,130
91,600	Calbee Inc.	1,808,778
21,200	Canon Inc.	621,056
800	Canon Marketing Japan Inc.	22,566
7,600	Capcom Co., Ltd.	140,512
5,200	Casio Computer Co., Ltd.	39,111
20,600	Central Japan Railway Co.	459,850
344,600	Chiba Bank Ltd.	3,282,040
15,900	Chubu Electric Power Co., Inc.	219,552
103,600	Chugai Pharmaceutical Co., Ltd.	3,158,448
2,900	Chugin Financial Group Inc.	31,376
6,900	Chugoku Electric Power Co., Inc.	49,727
3,100	Coca-Cola Bottlers Japan Holdings Inc.	36,156
5,000	COMSYS Holdings Corp.	100,221
23,100	Concordia Financial Group Ltd.	140,095
1,900	Cosmo Energy Holdings Co., Ltd.	94,512
300	Cosmos Pharmaceutical Corp.	24,201
97,900	Credit Saison Co., Ltd.	2,126,529
11,700	CyberAgent Inc.	70,524
5,200	Dai Nippon Printing Co., Ltd.	161,838
44,000	Daicel Corp.	448,275
67,100	Daido Steel Co., Ltd.	676,810
6,200	Daifuku Co., Ltd.	108,665
21,100	Dai-ichi Life Holdings Inc.	566,097

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
121,300	Daiichi Sankyo Co., Ltd.	$4,305,445
1,400	Daiichikosho Co., Ltd.	14,644
15,500	Daikin Industries Ltd.	2,255,762
2,800	Daio Paper Corp.	15,777
1,400	Daito Trust Construction Co., Ltd.	148,333
13,900	Daiwa House Industry Co., Ltd.	369,830
396	Daiwa House REIT Investment Corp., Class A Shares	626,736
10	Daiwa Office Investment Corp., Class A Shares	17,705
32,600	Daiwa Securities Group Inc.	256,694
73	Daiwa Securities Living Investments Corp., Class A Shares	48,240
1,500	Denka Co., Ltd.	21,200
46,700	Denso Corp.	757,100
4,500	Dentsu Group Inc.	119,137
500	Dentsu Soken Inc.	16,361
700	Descente Ltd.	14,972
17,600	Dexerials Corp.	740,903
2,200	DIC Corp.	45,533
13,900	Disco Corp.	5,468,226
2,200	DMG Mori Co., Ltd.	62,686
12,500	Dowa Holdings Co., Ltd.	463,510
24,900	East Japan Railway Co.	432,624
2,000	Ebara Corp.	146,391
42,000	EDION Corp.	420,813
6,100	Eisai Co., Ltd.	261,927
142,600	Electric Power Development Co., Ltd.	2,397,681
64,600	ENEOS Holdings Inc.	333,903
4,600	EXEO Group Inc.	47,258
48,200	Ezaki Glico Co., Ltd.	1,243,367
1,300	Fancl Corp.	16,320
21,900	FANUC Corp.	612,403
3,500	Fast Retailing Co., Ltd.	898,338
2,300	Food & Life Cos., Ltd.	41,756
1,200	FP Corp.	18,648
8	Frontier Real Estate Investment Corp.	22,779
2,900	Fuji Electric Co., Ltd.	172,808
600	Fuji Kyuko Co., Ltd.	11,635
1,300	Fuji Oil Holdings Inc.	20,408
900	Fuji Soft Inc.	37,136
24,000	FUJIFILM Holdings Corp.	540,651
52,800	Fujikura Ltd.	1,086,519
1,100	Fujitsu General Ltd.	15,087
41,000	Fujitsu Ltd.	591,489
3,400	Fukuoka Financial Group Inc.	99,236
16,726	Funai Soken Holdings Inc.	233,605
400	Fuyo General Lease Co., Ltd.	31,644
13,600	Gift Holdings Inc.	252,555
107	GLP J-Reit	89,144
1,200	GMO internet group Inc.	18,931
900	GMO Payment Gateway Inc.	39,282
900	Goldwin Inc.	46,840
1,400	GS Yuasa Corp.	30,019
43,900	GungHo Online Entertainment Inc.	738,628
63,000	Hachijuni Bank Ltd.	438,800

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,100	Hakuhodo DY Holdings Inc.	$42,206
2,700	Hamamatsu Photonics KK	79,545
4,800	Hankyu Hanshin Holdings Inc.	126,164
19,200	Hanwa Co., Ltd.	813,588
900	Harmonic Drive Systems Inc.	24,266
5,900	Haseko Corp.	66,600
1,400	Heiwa Corp.	17,963
10,200	Hikari Tsushin Inc.	1,673,679
5,700	Hino Motors Ltd.*	15,947
6,400	Hirogin Holdings Inc.	52,474
23,910	Hirose Electric Co., Ltd.	2,665,979
1,600	Hisamitsu Pharmaceutical Co., Inc.	38,129
2,200	Hitachi Construction Machinery Co., Ltd.	59,679
20,100	Hitachi Ltd.	2,072,436
951,800	Honda Motor Co., Ltd.	10,771,373
800	Horiba Ltd.	63,756
2,400	Hoshizaki Corp.	86,097
1,700	House Foods Group Inc.	31,340
7,800	Hoya Corp.	949,383
9,100	Hulic Co., Ltd.	84,608
2,300	Ibiden Co., Ltd.	93,086
24,800	Idemitsu Kosan Co., Ltd.	169,708
65,800	IDOM Inc.	557,680
3,000	IHI Corp.	77,479
2,600	Iida Group Holdings Co., Ltd.	35,532
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	38,282
199,000	Infomart Corp.	388,699
4,400	INFRONEER Holdings Inc.	38,175
19,700	Inpex Corp.	304,016
2,500	Internet Initiative Japan Inc.	35,250
139	Invincible Investment Corp.	60,588
7,600	Isetan Mitsukoshi Holdings Ltd.	157,966
13,000	Isuzu Motors Ltd.	173,697
1,500	Ito En Ltd.	35,812
30,100	ITOCHU Corp.	1,421,653
1,000	Itoham Yonekyu Holdings Inc.	26,384
1,200	Iwatani Corp.	69,729
5,500	Iyogin Holdings Inc.	52,202
900	Izumi Co., Ltd.	19,357
5,100	J Front Retailing Co., Ltd.	49,542
2,900	Japan Airlines Co., Ltd.	48,757
1,700	Japan Airport Terminal Co., Ltd.	59,721
1,200	Japan Aviation Electronics Industry Ltd.	18,627
127,300	Japan Elevator Service Holdings Co., Ltd.	2,306,207
12,000	Japan Exchange Group Inc.	282,175
100	Japan Hotel REIT Investment Corp., Class A Shares	49,763
22	Japan Logistics Fund Inc.	38,069
150	Japan Metropolitan Fund Invest	88,461
11,800	Japan Petroleum Exploration Co., Ltd.	495,744
33,000	Japan Post Bank Co., Ltd.	326,495
40,000	Japan Post Holdings Co., Ltd.	386,223
4,100	Japan Post Insurance Co., Ltd.	78,990
21	Japan Prime Realty Investment Corp.	43,889

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
29	Japan Real Estate Investment Corp.	$95,815
1,100	Japan Steel Works Ltd.	33,347
26,800	Japan Tobacco Inc.	759,614
1,100	Jeol Ltd.	47,375
13,400	JFE Holdings Inc.	202,913
4,900	JGC Holdings Corp.	38,826
500	JMDC Inc.	8,827
1,200	JSR Corp.*	33,112
74,700	JTEKT Corp.	542,103
1,000	Justsystems Corp.	17,708
2,100	Kadokawa Corp.	43,452
1,500	Kagome Co., Ltd.	34,139
9,500	Kajima Corp.	160,959
1,800	Kakaku.com Inc.	21,822
2,000	Kamigumi Co., Ltd.	40,621
2,100	Kandenko Co., Ltd.	25,027
2,100	Kaneka Corp.	56,465
16,700	Kansai Electric Power Co., Inc.	301,706
3,800	Kansai Paint Co., Ltd.	63,416
10,500	Kao Corp.	460,417
1,300	Katitas Co., Ltd.	13,249
3,100	Kawasaki Heavy Industries Ltd.	118,057
8,700	Kawasaki Kisen Kaisha Ltd.	129,088
35,100	KDDI Corp.	974,848
113	KDX Realty Investment Corp., Class A Shares	109,141
2,000	Keihan Holdings Co., Ltd.	37,091
7,600	Keikyu Corp.	56,014
2,600	Keio Corp.	62,725
3,000	Keisei Electric Railway Co., Ltd.	107,800
2,500	Kewpie Corp.	49,539
12,977	Keyence Corp.	5,855,061
21,000	Kikkoman Corp.	243,515
2,900	Kinden Corp.	61,795
3,900	Kintetsu Group Holdings Co., Ltd.	83,011
17,200	Kirin Holdings Co., Ltd.	237,988
1,300	Kobayashi Pharmaceutical Co., Ltd.	44,906
3,000	Kobe Bussan Co., Ltd.	66,427
7,300	Kobe Steel Ltd.	94,913
3,800	Koei Tecmo Holdings Co., Ltd.	33,289
5,500	Koito Manufacturing Co., Ltd.	77,849
3,100	Kokuyo Co., Ltd.	53,427
336,100	Komatsu Ltd.	9,896,161
2,100	Konami Group Corp.	147,014
14,100	Konica Minolta Inc.	42,208
8,300	Kose Corp.	547,830
1,300	Kotobuki Spirits Co., Ltd.	14,456
2,200	K's Holdings Corp.	20,451
22,800	Kubota Corp.	322,948
7,800	Kuraray Co., Ltd.	94,916
2,400	Kurita Water Industries Ltd.	102,838
1,200	Kusuri no Aoki Holdings Co., Ltd.	24,417
27,700	Kyocera Corp.	315,328
6,100	Kyoto Financial Group Inc.	109,465

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,400	Kyowa Kirin Co., Ltd.	$91,708
700	Kyudenko Corp.	28,537
9,900	Kyushu Electric Power Co., Inc.	115,898
7,600	Kyushu Financial Group Inc.	51,127
2,900	Kyushu Railway Co.	63,838
43	LaSalle Logiport REIT	40,457
2,000	Lasertec Corp.	510,213
103,900	Lion Corp.	837,695
5,500	Lixil Corp.	60,364
487,300	LY Corp.	1,156,675
198,200	M3 Inc.	1,927,140
2,600	Mabuchi Motor Co., Ltd.	40,432
18,900	Macnica Holdings Inc.	775,912
419,800	Makita Corp.	12,405,006
1,600	Mani Inc.	19,142
14,461	MarkLines Co., Ltd.	288,842
37,200	Marubeni Corp.	727,213
4,000	Marui Group Co., Ltd.	59,806
1,600	Maruichi Steel Tube Ltd.	38,140
200	Maruwa Co., Ltd.	44,861
3,800	Matsui Securities Co., Ltd.	19,603
7,800	MatsukiyoCocokara & Co.	110,193
12,400	Mazda Motor Corp.	130,635
1,900	McDonald's Holdings Co. Japan Ltd.	77,873
445,600	Mebuki Financial Group Inc.	1,795,607
30,000	Medipal Holdings Corp.	441,350
5,600	MEIJI Holdings Co., Ltd.	125,240
1,200	Menicon Co., Ltd.	10,053
2,200	Mercari Inc.*	25,865
547,100	MINEBEA MITSUMI Inc.	11,485,534
5,900	MISUMI Group Inc.	102,050
28,600	Mitsubishi Chemical Group Corp.	151,372
85,700	Mitsubishi Corp.	1,805,202
718,100	Mitsubishi Electric Corp.	12,477,596
24,900	Mitsubishi Estate Co., Ltd.	419,232
4,000	Mitsubishi Gas Chemical Co., Inc.	75,140
17,300	Mitsubishi HC Capital Inc.	115,142
65,000	Mitsubishi Heavy Industries Ltd.	567,579
1,500	Mitsubishi Logistics Corp.	49,430
2,500	Mitsubishi Materials Corp.	48,952
814,400	Mitsubishi Motors Corp.	2,269,358
252,000	Mitsubishi UFJ Financial Group Inc.	2,662,978
33,000	Mitsui & Co., Ltd.	1,677,426
3,700	Mitsui Chemicals Inc.	111,946
177,000	Mitsui Fudosan Co., Ltd.	1,627,427
19	Mitsui Fudosan Logistics Park Inc.	53,310
400	Mitsui High-Tec Inc.	17,938
900	Mitsui Mining & Smelting Co., Ltd.	29,116
7,700	Mitsui OSK Lines Ltd.	252,758
2,100	Miura Co., Ltd.	43,380
39,900	MIXI Inc.	733,109
57,700	Mizuho Financial Group Inc.	1,181,746
1,100	Money Forward Inc.*	36,192

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,200	MonotaRO Co., Ltd.	$54,921
56	Mori Hills REIT Investment Corp., Class A Shares	46,688
1,400	Morinaga & Co., Ltd.	22,362
1,100	Morinaga Milk Industry Co., Ltd.	22,769
30,300	MS&AD Insurance Group Holdings Inc.	632,906
50,100	m-up Holdings Inc.	400,165
173,100	Murata Manufacturing Co., Ltd.	3,274,956
453,600	Nabtesco Corp.	7,460,723
2,600	Nagase & Co., Ltd.	50,979
5,500	Nagoya Railroad Co., Ltd.	63,112
2,700	Nankai Electric Railway Co., Ltd.	44,598
5,900	NEC Corp.	440,570
1,200	NEC Networks & System Integration Corp.	17,033
21,900	NET One Systems Co., Ltd.	414,983
7,300	Nexon Co., Ltd.	125,765
85,400	Nextage Co., Ltd.	1,342,561
5,200	NGK Insulators Ltd.	69,711
2,700	NH Foods Ltd.	83,128
53,500	NHK Spring Co., Ltd.	594,452
2,900	Nichirei Corp.	65,944
11,900	NIDEC Corp.	594,956
1,800	Nifco Inc.	42,999
1,400	Nihon Kohden Corp.	42,760
4,300	Nihon M&A Center Holdings Inc.	19,955
6,300	Nikon Corp.	65,500
23,600	Nintendo Co., Ltd.	1,287,651
10	Nippon Accommodations Fund Inc., Class A Shares	40,486
33	Nippon Building Fund Inc.	123,525
1,800	Nippon Electric Glass Co., Ltd.	42,377
1,500	NIPPON EXPRESS HOLDINGS Inc.	73,946
2,400	Nippon Kayaku Co., Ltd.	19,536
22,200	Nippon Paint Holdings Co., Ltd.	149,589
54	Nippon Prologis REIT Inc.	89,359
3,900	Nippon Sanso Holdings Corp.	115,352
1,300	Nippon Shinyaku Co., Ltd.	25,419
2,400	Nippon Shokubai Co., Ltd.	25,306
18,700	Nippon Steel Corp.	407,819
2,170,600	Nippon Telegraph & Telephone Corp.	2,132,183
10,300	Nippon Yusen KK	326,371
2,600	Nipro Corp.	20,132
1,200	Nishi-Nippon Railroad Co., Ltd.	18,907
2,800	Nissan Chemical Corp.	77,767
43,000	Nissan Motor Co., Ltd.	153,471
6,000	Nisshin Seifun Group Inc.	67,573
4,200	Nissin Foods Holdings Co., Ltd.	106,049
4,100	Niterra Co., Ltd.	123,593
1,700	Nitori Holdings Co., Ltd.	188,048
20,700	Nitto Denko Corp.	1,589,341
300	Noevir Holdings Co., Ltd.	10,384
6,300	NOF Corp.	81,215
3,000	NOK Corp.	41,569
68,300	Nomura Holdings Inc.	413,118
2,200	Nomura Real Estate Holdings Inc.	56,661

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
98	Nomura Real Estate Master Fund Inc.	$92,250
104,800	Nomura Research Institute Ltd.	2,810,711
74,700	North Pacific Bank Ltd.	279,168
600	NS Solutions Corp.	19,499
22,800	NS United Kaiun Kaisha Ltd.	718,538
1,645,700	NSK Ltd.	8,071,775
275,300	NTN Corp.	561,705
14,400	NTT Data Group Corp.	221,414
15,100	Obayashi Corp.	176,118
700	OBIC Business Consultants Co., Ltd.	28,139
1,500	Obic Co., Ltd.	194,416
6,700	Odakyu Electric Railway Co., Ltd.	70,362
128,400	Oji Holdings Corp.	517,739
500	OKUMA Corp.	21,421
980,200	Olympus Corp.	15,352,908
4,000	Omron Corp.	133,237
9,000	Ono Pharmaceutical Co., Ltd.	130,442
1,800	Open House Group Co., Ltd.	52,151
700	Oracle Corp. Japan	49,620
24,600	Oriental Land Co., Ltd.	687,034
26,500	ORIX Corp.	583,741
55	Orix JREIT Inc.	55,971
8,900	Osaka Gas Co., Ltd.	202,587
1,500	OSG Corp.	18,544
4,400	Otsuka Corp.	83,611
11,000	Otsuka Holdings Co., Ltd.	452,221
700	PALTAC Corp.	18,425
9,200	Pan Pacific International Holdings Corp.	238,247
48,600	Panasonic Holdings Corp.	428,510
3,400	Park24 Co., Ltd.*	35,452
7,500	Penta-Ocean Construction Co., Ltd.	30,153
2,000	PeptiDream Inc.*	25,148
1,097,300	Persol Holdings Co., Ltd.	1,580,224
1,800	Pigeon Corp.	17,207
18,500	Plus Alpha Consulting Co., Ltd.	219,600
1,700	Pola Orbis Holdings Inc.	14,530
57,600	Premium Group Co., Ltd.	765,819
174,846	Prestige International Inc.	728,587
55,304	Rakus Co., Ltd.	637,664
1,400	Rakuten Bank Ltd.*	25,737
30,800	Rakuten Group Inc.	161,481
96,500	Recruit Holdings Co., Ltd.	4,898,346
1,700	Relo Group Inc.	17,239
34,600	Renesas Electronics Corp.	650,082
4,100	Rengo Co., Ltd.	27,631
1,161,100	Resona Holdings Inc.	8,019,113
3,900	Resonac Holdings Corp.	85,372
1,200	Resorttrust Inc.	18,622
12,700	Ricoh Co., Ltd.	113,691
2,500	Rinnai Corp.	60,027
6,900	Rohm Co., Ltd.	88,739
187,600	Rohto Pharmaceutical Co., Ltd.	3,297,287
2,900	Round One Corp.	12,910

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,000	Ryohin Keikaku Co., Ltd.	$82,261
300	Sanken Electric Co., Ltd.	11,160
177,000	Sankyo Co., Ltd.	1,725,575
1,600	Sankyu Inc.	57,962
5,100	Sanrio Co., Ltd.	79,207
74,600	Santen Pharmaceutical Co., Ltd.	776,302
27,400	Sanwa Holdings Corp.	509,609
1,500	Sapporo Holdings Ltd.	50,744
1,300	Sawai Group Holdings Co., Ltd.	50,582
5,400	SBI Holdings Inc.	139,850
1,800	SCREEN Holdings Co., Ltd.	172,989
2,800	SCSK Corp.	53,327
4,700	Secom Co., Ltd.	292,664
3,500	Sega Sammy Holdings Inc.	49,246
4,800	Seibu Holdings Inc.	71,414
5,700	Seiko Epson Corp.	91,288
2,300	Seino Holdings Co., Ltd.	29,979
8,600	Sekisui Chemical Co., Ltd.	123,456
12,500	Sekisui House Ltd.	281,264
87	Sekisui House REIT Inc.	45,439
306,300	Seven & i Holdings Co., Ltd.	3,948,749
9,900	Seven Bank Ltd.	16,729
9,000	SG Holdings Co., Ltd.	91,132
3,200	Sharp Corp.*	19,856
200	SHIFT Inc.*	19,344
3,200	Shikoku Electric Power Co., Inc.	30,770
210,700	Shimadzu Corp.	5,463,799
8,600	Shimamura Co., Ltd.	412,968
1,800	Shimano Inc.	294,825
11,600	Shimizu Corp.	64,258
43,300	Shin-Etsu Chemical Co., Ltd.	1,612,411
1,400	Shinko Electric Industries Co., Ltd.	49,833
5,700	Shionogi & Co., Ltd.	256,811
1,300	Ship Healthcare Holdings Inc.	19,171
16,200	Shiseido Co., Ltd.	514,641
10,500	Shizuoka Financial Group Inc.	108,552
1,000	SHO-BOND Holdings Co., Ltd.	37,689
124,996	SIGMAXYZ Holdings Inc.	1,156,183
17,800	Simplex Holdings Inc.	306,550
113,600	SKY Perfect JSAT Holdings Inc.	663,745
5,000	Skylark Holdings Co., Ltd.	68,809
2,400	SMC Corp.	1,207,219
77,238	SMS Co., Ltd.	955,472
4,000	Socionext Inc.	117,195
61,900	SoftBank Corp.	743,201
22,000	SoftBank Group Corp.	1,273,424
74,200	Sohgo Security Services Co., Ltd.	447,264
110,500	Sojitz Corp.	2,890,264
21,000	Sompo Holdings Inc.	449,426
63,800	Sony Group Corp.	5,243,299
1,100	Sotetsu Holdings Inc.	17,146
1,600	Square Enix Holdings Co., Ltd.	47,797
3,200	Stanley Electric Co., Ltd.	58,810

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
37,900	Strike Co., Ltd.	$1,031,823
13,900	Subaru Corp.	310,243
32,100	Sugi Holdings Co., Ltd.	497,770
7,000	SUMCO Corp.	102,555
2,000	Sumitomo Bakelite Co., Ltd.	55,409
32,900	Sumitomo Chemical Co., Ltd.	67,975
25,000	Sumitomo Corp.	645,586
17,600	Sumitomo Electric Industries Ltd.	285,465
3,000	Sumitomo Forestry Co., Ltd.	103,852
2,400	Sumitomo Heavy Industries Ltd.	65,202
42,000	Sumitomo Metal Mining Co., Ltd.	1,377,482
28,400	Sumitomo Mitsui Financial Group Inc.	1,862,082
16,500	Sumitomo Mitsui Trust Holdings Inc.	386,014
9,100	Sumitomo Realty & Development Co., Ltd.	283,548
36,300	Sumitomo Rubber Industries Ltd.	409,741
1,400	Sundrug Co., Ltd.	35,770
2,900	Suntory Beverage & Food Ltd.	106,579
14,300	Suzuken Co., Ltd.	432,036
41,600	Suzuki Motor Corp.	494,425
13,200	Sysmex Corp.	227,093
11,200	T&D Holdings Inc.	201,959
2,500	Taiheiyo Cement Corp.	62,368
50,100	Taisei Corp.	1,902,627
3,000	Taiyo Yuden Co., Ltd.	63,229
2,900	Takara Holdings Inc.	19,552
2,800	Takashimaya Co., Ltd.	46,639
34,400	Takeda Pharmaceutical Co., Ltd.	914,658
800	TBS Holdings Inc.	18,720
8,300	TDK Corp.	418,344
2,100	TechnoPro Holdings Inc.	34,911
4,600	Teijin Ltd.	44,927
32,600	Terumo Corp.	555,776
2,500	THK Co., Ltd.	48,515
4,900	TIS Inc.	89,563
4,300	Tobu Railway Co., Ltd.	76,163
4,100	Toda Corp.	28,588
1,000	Toei Animation Co., Ltd.	15,168
2,500	Toho Co., Ltd.	79,214
1,600	Toho Gas Co., Ltd.	42,013
101,300	Tohoku Electric Power Co., Inc.	1,029,379
7,400	Tokai Carbon Co., Ltd.	46,941
42,000	Tokio Marine Holdings Inc.	1,456,573
5,600	Tokyo Century Corp.	52,038
34,800	Tokyo Electric Power Co. Holdings Inc.*	208,682
10,000	Tokyo Electron Ltd.	2,156,691
8,400	Tokyo Gas Co., Ltd.	188,032
2,500	Tokyo Ohka Kogyo Co., Ltd.	65,571
800	Tokyo Seimitsu Co., Ltd.	57,148
87,100	Tokyo Steel Manufacturing Co., Ltd.	868,569
64,700	Tokyo Tatemono Co., Ltd.	1,056,037
13,300	Tokyu Corp.	155,963
148,600	Tokyu Fudosan Holdings Corp.	1,029,392
5,600	TOPPAN Holdings Inc.	145,284

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
33,700	Toray Industries Inc.	$169,839
900	Toridoll Holdings Corp.	21,408
500,100	Tosoh Corp.	6,346,522
351,800	TOTO Ltd.	8,773,907
4,200	Toyo Seikan Group Holdings Ltd.	69,507
77,200	Toyo Suisan Kaisha Ltd.	5,559,669
37,500	Toyo Tire Corp.	669,984
22,100	Toyoda Gosei Co., Ltd.	428,736
1,100	Toyota Boshoku Corp.	16,088
3,700	Toyota Industries Corp.	349,349
270,400	Toyota Motor Corp.	5,871,004
5,100	Toyota Tsusho Corp.	310,456
21,200	Transcosmos Inc.	457,768
2,400	Trend Micro Inc.	108,362
1,800	TS Tech Co., Ltd.	21,483
1,100	Tsumura & Co.	27,675
900	Tsuruha Holdings Inc.	53,354
1,700	UBE Corp.	31,303
1,000	Ulvac Inc.	71,429
8,900	Unicharm Corp.	287,922
62	United Urban Investment Corp.	55,331
1,500	Ushio Inc.	20,148
9,200	USS Co., Ltd.	71,825
42,100	Valor Holdings Co., Ltd.	656,476
310,000	Welcia Holdings Co., Ltd.	4,307,249
10,800	West Japan Railway Co.	215,408
700	Workman Co., Ltd.	16,296
6,300	Yakult Honsha Co., Ltd.	114,749
224,100	Yamada Holdings Co., Ltd.	628,083
4,500	Yamaguchi Financial Group Inc.	55,423
3,300	Yamaha Corp.	74,588
20,100	Yamaha Motor Co., Ltd.	196,375
6,600	Yamato Holdings Co., Ltd.	75,833
900	Yamato Kogyo Co., Ltd.	47,024
26,300	Yamazaki Baking Co., Ltd.	582,385
800	Yaoko Co., Ltd.	47,432
5,900	Yaskawa Electric Corp.	225,715
53,800	Yokogawa Electric Corp.	1,384,670
2,900	Yokohama Rubber Co., Ltd.	73,006
1,600	Zenkoku Hosho Co., Ltd.	57,515
2,000	Zensho Holdings Co., Ltd.	78,596
1,900	Zeon Corp.	17,619
2,600	ZOZO Inc.	60,896
	Total Japan	341,132,928
Jersey, Channel Islands - 0.1%
189,757	JTC PLC(c)	2,188,970
Jordan - 0.0%
3,552	Hikma Pharmaceuticals PLC	87,741
Lithuania - 0.1%
533,283	Baltic Classifieds Group PLC	1,741,905

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Luxembourg - 0.1%
11,568	ArcelorMittal SA	$307,373
178,135	Aroundtown SA*	416,638
58,021	CVC Capital Partners PLC*(c)	1,121,664
2,872	Eurofins Scientific SE	173,703
6,750	L'Occitane International SA	28,012
1,111	RTL Group SA	37,141
10,497	Tenaris SA	172,570
	Total Luxembourg	2,257,101
Macau - 0.0%
15,600	MGM China Holdings Ltd.	27,811
51,600	Sands China Ltd.*	123,485
20,800	Wynn Macau Ltd.*	19,792
	Total Macau	171,088
Malaysia - 0.1%
2,297,164	CTOS Digital Bhd	684,493
347,269	Frontken Corp. Bhd	313,750
20,217	Lynas Rare Earths Ltd.*	89,029
	Total Malaysia	1,087,272
Mexico - 0.3%
3,190	Fresnillo PLC	25,339
413,626	Grupo Mexico SAB de CV, Class B Shares	2,551,962
170,984	Qualitas Controladora SAB de CV	2,194,301
539,347	Wal-Mart de Mexico SAB de CV	2,026,521
	Total Mexico	6,798,123
Netherlands - 3.8%
2,072	Aalberts NV	99,557
9,739	ABN AMRO Bank NV(c)	166,537
2,014	Adyen NV*(c)	2,621,368
38,355	Aegon Ltd.	248,805
154,474	Akzo Nobel NV	10,772,579
1,350	Argenx SE*	500,486
4,182	Argenx SE, ADR*	1,551,606
1,063	ASM International NV	749,614
22,439	ASML Holding NV	21,507,880
221	ASML Holding NV, Class NY Registered Shares, ADR	212,237
3,125	ASR Nederland NV	151,115
1,733	BE Semiconductor Industries NV	258,473
2,484	CTP NV(c)	44,335
130,827	Euronext NV(c)	12,895,334
2,258	EXOR NV	254,031
11,958	Ferrovial SE(a)	473,204
2,976	Heineken Holding NV	243,581
33,696	Heineken NV	3,363,211
1,300	IMCD NV	196,941
148,472	ING Groep NV	2,660,752
2,461	JDE Peet's NV	54,217
21,422	Koninklijke Ahold Delhaize NV	664,732
74,850	Koninklijke KPN NV	279,693
18,489	Koninklijke Philips NV	505,089
1,464	Koninklijke Vopak NV	60,235
6,310	NN Group NV(a)	294,146
2,981	NXP Semiconductors NV	811,130
2,349	OCI NV	63,914

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Netherlands - (continued)
195,434	Prosus NV*	$7,163,228
4,823	QIAGEN NV*	205,740
143,150	Randstad NV	7,538,024
30,758	Signify NV(c)	833,005
48,294	Stellantis NV	1,067,890
17,072	Universal Music Group NV	533,930
38,646	Wolters Kluwer NV	6,163,937
	Total Netherlands	85,210,556
New Zealand - 0.1%
15,270	a2 Milk Co., Ltd.*	72,663
39,575	Air New Zealand Ltd.	13,160
27,787	Auckland International Airport Ltd.	133,228
16,181	Contact Energy Ltd.	91,699
12,612	Fisher & Paykel Healthcare Corp., Ltd	229,061
18,829	Fletcher Building Ltd.	36,013
21,710	Infratil Ltd.	141,738
36,640	Kiwi Property Group Ltd.	18,521
1,729	Mainfreight Ltd.	73,547
14,206	Mercury NZ Ltd.	58,296
33,998	Meridian Energy Ltd.	141,089
15,819	Ryman Healthcare Ltd.*	35,543
17,244	SKYCITY Entertainment Group Ltd.	18,472
38,475	Spark New Zealand Ltd.	98,664
3,457	Xero Ltd.*	313,880
	Total New Zealand	1,475,574
Norway - 1.3%
343	Aker ASA, Class A Shares	20,452
569,515	Aker BP ASA	14,701,151
25,029	AutoStore Holdings Ltd.*(c)	35,585
23,087	DNB Bank ASA	451,482
333,350	Equinor ASA	9,687,618
77,685	Equinor ASA, ADR(a)	2,263,741
68,620	Europris ASA(c)	459,584
4,900	Gjensidige Forsikring ASA	85,941
26,715	Golden Ocean Group Ltd.	383,172
1,620	Kongsberg Gruppen ASA	139,265
9,637	Mowi ASA	173,057
454,633	MPC Container Ships ASA	978,680
33,569	Norsk Hydro ASA	227,193
16,330	Orkla ASA	130,560
1,374	Salmar ASA	84,156
712	Schibsted ASA, Class A Shares	20,698
2,990	Schibsted ASA, Class B Shares	80,783
13,531	Telenor ASA	158,196
6,209	TOMRA Systems ASA	81,562
14,092	Var Energi ASA	50,180
3,538	Yara International ASA	109,609
	Total Norway	30,322,665
Peru - 0.1%
10,798	Credicorp Ltd.	1,785,125

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Philippines - 0.2%
1,907,582	Ayala Land Inc.	$859,690
642,664	BDO Unibank Inc.	1,426,298
133,490	SM Investments Corp.	1,987,543
	Total Philippines	4,273,531
Poland - 0.3%
10,667	Allegro.eu SA*(c)	102,748
3,941	Bank Polska Kasa Opieki SA	160,820
1,747	Benefit Systems SA	1,300,501
12,487	Dino Polska SA*(c)	1,246,796
182,962	InPost SA*	3,284,343
2,917	KGHM Polska Miedz SA	113,159
22	LPP SA	97,998
12,683	ORLEN SA	204,806
19,242	Powszechna Kasa Oszczednosci Bank Polski SA	291,867
11,748	Powszechny Zaklad Ubezpieczen SA	149,831
708	Santander Bank Polska SA	91,221
22,500	Text SA	481,458
	Total Poland	7,525,548
Portugal - 0.4%
69,714	EDP - Energias de Portugal SA	284,041
248,820	Galp Energia SGPS SA	5,242,540
109,306	Jeronimo Martins SGPS SA	2,447,832
	Total Portugal	7,974,413
Russia - 0.0%
5,600	Novatek PJSC, GDR*(b)(d)@	112
978,392	Sberbank of Russia PJSC*(b)(d)@	626
	Total Russia	738
Saudi Arabia - 0.1%
10,358	Jamjoom Pharmaceuticals Factory Co.	366,594
222,217	Saudi National Bank	2,024,539
	Total Saudi Arabia	2,391,133
Singapore - 0.9%
7,200	BOC Aviation Ltd.(c)	53,513
78,000	CapitaLand Ascendas REIT	151,582
61,000	CapitaLand Ascott Trust	40,539
111,500	CapitaLand Integrated Commercial Trust	162,489
54,100	CapitaLand Investment Ltd.	107,125
14,900	City Developments Ltd.	62,190
63,700	ComfortDelGro Corp., Ltd	65,677
45,210	DBS Group Holdings Ltd.	1,206,557
68,900	Frasers Logistics & Commercial Trust	50,706
127,100	Genting Singapore Ltd.	85,635
2,588,000	Golden Agri-Resources Ltd.	507,441
107,766	Hafnia Ltd.	949,900
2,600	Jardine Cycle & Carriage Ltd.	49,761
30,600	Keppel DC REIT	40,966
30,800	Keppel Ltd.	153,931
85,100	Keppel REIT	54,006
358,300	Mapletree Industrial Trust	586,629
70,800	Mapletree Logistics Trust	70,077

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Singapore - (continued)
40,200	Mapletree Pan Asia Commercial Trust	$36,551
73,100	NETLINK NBN TRUST	45,199
28,100	Olam Group Ltd.	23,771
79,800	Oversea-Chinese Banking Corp., Ltd.	861,565
21,500	SATS Ltd.*	44,358
23,109	Sea Ltd., ADR*	1,560,320
49,565	Seatrium Ltd.*	64,652
179,500	Sembcorp Industries Ltd.	679,188
487,800	Sheng Siong Group Ltd.	537,892
31,100	Singapore Airlines Ltd.	156,443
17,600	Singapore Exchange Ltd.	124,467
32,500	Singapore Technologies Engineering Ltd.	101,012
176,900	Singapore Telecommunications Ltd.	325,862
37,700	Suntec Real Estate Investment Trust	29,961
527,900	United Overseas Bank Ltd.	12,085,226
15,100	UOL Group Ltd.	60,235
6,300	Venture Corp., Ltd.	65,354
44,400	Wilmar International Ltd.	101,932
	Total Singapore	21,302,712
South Africa - 0.4%
3,145	Capitec Bank Holdings Ltd.	356,627
25,378	Gold Fields Ltd.	398,648
56,822	Gold Fields Ltd., ADR	894,947
58,330	Investec PLC	387,054
4,140	Naspers Ltd., Class N Shares	827,149
4,932,298	Sibanye Stillwater Ltd.	6,185,310
	Total South Africa	9,049,735
South Korea - 3.6%
699	Alteogen Inc.*	95,015
653	Amorepacific Corp.	91,703
217	BGF retail Co., Ltd.	18,309
77,177	BNK Financial Group Inc.	471,079
3,844	Celltrion Inc.	492,837
442	Celltrion Pharm Inc.*	28,723
1,556	Cheil Worldwide Inc.	21,107
192	CJ CheilJedang Corp.	48,524
4,158	CJ Corp.	415,604
369	CJ ENM Co., Ltd.*	23,999
199	CJ Logistics Corp.	14,956
462	CosmoAM&T Co., Ltd.*	52,094
1,304	Coway Co., Ltd.	53,679
7,276	Daewoo Engineering & Construction Co., Ltd.*	19,315
13,085	DB HiTek Co., Ltd.	386,605
957	DB Insurance Co., Ltd.	72,088
4,405	DGB Financial Group Inc.	26,214
648	DL E&C Co., Ltd.	16,064
928	Doosan Bobcat Inc.	39,099
9,207	Doosan Enerbility Co., Ltd.*	139,220
1,031	Ecopro BM Co., Ltd.*	144,136
2,140	Ecopro Co., Ltd.*	147,111
380	E-MART Inc.	16,907
246	F&F Co., Ltd.	11,983
1,764	Fila Holdings Corp.	50,219

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
1,811	GS Engineering & Construction Corp.*	$19,620
804	GS Holdings Corp.	25,308
1,293	GS Retail Co., Ltd.	18,564
6,105	Hana Financial Group Inc.	271,603
678	Hanjin Kal Corp.	31,181
1,570	Hankook Tire & Technology Co., Ltd.	49,760
242	Hanmi Pharm Co., Ltd.	49,573
715	Hanmi Science Co., Ltd.	16,316
921	Hanmi Semiconductor Co., Ltd.	107,868
2,894	Hanon Systems	10,469
777	Hanwha Aerospace Co., Ltd.	115,370
33,440	Hanwha Corp.	659,573
9,302	Hanwha Life Insurance Co., Ltd.	19,007
2,316	Hanwha Ocean Co., Ltd.*	49,851
2,349	Hanwha Solutions Corp.	53,951
942	HD Hyundai Co., Ltd.	46,756
10,074	HD Hyundai Construction Equipment Co., Ltd.	418,146
4,740	HD Hyundai Electric Co., Ltd.	1,035,396
14,128	HD Hyundai Heavy Industries Co., Ltd.	1,317,883
2,782	HD Hyundai Infracore Co., Ltd.*	16,830
375	HD HYUNDAI MIPO	19,616
32,184	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,032,479
661	HL Mando Co., Ltd.	20,895
2,385	HLB Inc.*	105,842
6,485	HMM Co., Ltd.	84,345
520	Hotel Shilla Co., Ltd.	21,507
442	HYBE Co., Ltd.	64,669
192	Hyundai Autoever Corp.	20,671
1,781	Hyundai Engineering & Construction Co., Ltd.	42,731
530	Hyundai Glovis Co., Ltd.	69,265
35,569	Hyundai Marine & Fire Insurance Co., Ltd.	847,232
1,571	Hyundai Mobis Co., Ltd.	243,281
4,407	Hyundai Motor Co.	724,420
35,158	Hyundai Rotem Co., Ltd.	914,440
1,743	Hyundai Steel Co.	37,646
9,597	Hyundai Wia Corp.	387,833
6,050	Industrial Bank of Korea	60,124
68,201	JB Financial Group Co., Ltd.	720,198
7,187	Kakao Corp.	227,047
1,210	Kakao Games Corp.*	18,798
4,512	KakaoBank Corp.	72,474
554	Kakaopay Corp.*	12,544
1,709	Kangwon Land Inc.	18,509
32,684	KB Financial Group Inc.	1,871,270
112	KCC Corp.	23,955
844	KEPCO Plant Service & Engineering Co., Ltd.	22,801
5,593	Kia Corp.	478,484
27,266	Korea Aerospace Industries Ltd.	1,021,007
5,231	Korea Electric Power Corp.	74,021
964	Korea Gas Corp.*	20,852
908	Korea Investment Holdings Co., Ltd.	43,131
246	Korea Zinc Co., Ltd.	93,671
4,102	Korean Air Lines Co., Ltd.	62,064

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
613	Krafton Inc.*	$110,698
2,263	KT&G Corp.	136,900
715	Kum Yang Co., Ltd.*	43,815
404	Kumho Petrochemical Co., Ltd.	43,011
539	L&F Co., Ltd.*	61,470
10,115	LEENO Industrial Inc.	1,966,494
5,328	LG Chem Ltd.	1,347,509
1,928	LG Corp.	113,149
8,676	LG Display Co., Ltd.	62,615
3,041	LG Electronics Inc.	203,896
932	LG Energy Solution Ltd.*	224,819
212	LG H&H Co., Ltd.	64,334
352	LG Innotek Co., Ltd.	63,046
7,295	LG Uplus Corp.	51,022
460	Lotte Chemical Corp.	37,583
1,089	Lotte Corp.	20,571
729	Lotte Energy Materials Corp.	25,339
368	Lotte Shopping Co., Ltd.	17,634
6,410	LS Corp.	796,212
50,207	LX INTERNATIONAL Corp.	1,137,332
2,047	Meritz Financial Group Inc.	114,586
4,977	Mirae Asset Securities Co., Ltd.	26,169
12,113	NAVER Corp.	1,489,778
433	NCSoft Corp.	59,868
451	Netmarble Corp.*(c)	19,692
2,677	NH Investment & Securities Co., Ltd.	23,974
61,465	NICE Information Service Co., Ltd.	490,370
66	NongShim Co., Ltd.	21,955
7,444	OCI Holdings Co., Ltd.	524,652
525	Orion Corp.	34,802
5,618	Pan Ocean Co., Ltd.	17,621
607	Pearl Abyss Corp.*	18,303
1,105	Posco DX Co., Ltd.	28,484
615	POSCO Future M Co., Ltd.	112,893
1,712	POSCO Holdings Inc.	460,969
1,174	Posco International Corp.	36,890
478	S-1 Corp.	22,116
414	Samsung Biologics Co., Ltd.*(c)	219,443
1,937	Samsung C&T Corp.	188,754
906	Samsung Card Co., Ltd.	26,510
3,373	Samsung E&A Co., Ltd.*	57,013
1,222	Samsung Electro-Mechanics Co., Ltd.	136,808
18,667	Samsung Electronics Co., Ltd.	816,705
524,977	Samsung Electronics Co., Ltd.	28,157,012
788	Samsung Fire & Marine Insurance Co., Ltd.	200,372
14,591	Samsung Heavy Industries Co., Ltd.*	97,236
1,557	Samsung Life Insurance Co., Ltd.	95,699
3,760	Samsung SDI Co., Ltd.	1,027,313
781	Samsung SDS Co., Ltd.	87,090
1,446	Samsung Securities Co., Ltd.	37,989
11,394	Shinhan Financial Group Co., Ltd.	387,501
167	Shinsegae Inc.	19,788

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
874	SK Biopharmaceuticals Co., Ltd.*	$54,390
416	SK Bioscience Co., Ltd.*	15,657
90,157	SK Hynix Inc.	12,368,775
390	SK IE Technology Co., Ltd.*(c)	12,261
748	SK Inc.	95,564
1,264	SK Innovation Co., Ltd.*	91,986
4,739	SK Networks Co., Ltd.	17,379
2,024	SK Square Co., Ltd.*	114,872
389	SKC Co., Ltd.*	39,587
841	S-Oil Corp.	41,738
5,428	SOOP Co., Ltd.	438,818
8,889	Tokai Carbon Korea Co., Ltd.	781,206
428	Wemade Co., Ltd.*	13,201
15,020	Woori Financial Group Inc.	153,719
15,630	Youngone Corp.	383,319
128,964	Yuhan Corp.	6,463,479
	Total South Korea	81,379,192
Spain - 1.4%
527	Acciona SA	67,834
32,508	Acerinox SA	358,098
5,527	ACS Actividades de Construccion y Servicios SA	247,596
1,615	Aena SME SA(c)	316,121
117,556	Amadeus IT Group SA	8,367,657
132,380	Banco Bilbao Vizcaya Argentaria SA	1,440,290
1,444,028	Banco de Sabadell SA	3,037,719
363,265	Banco Santander SA	1,918,140
14,282	Bankinter SA	126,317
1,403,345	CaixaBank SA	8,085,487
12,968	Cellnex Telecom SA(c)	474,473
23,591	Compania de Distribucion Integral Logista Holdings SA	680,186
796	Corp. ACCIONA Energias Renovables SA	18,652
6,301	EDP Renovaveis SA	101,022
5,297	Enagas SA	81,062
6,811	Endesa SA	135,708
7,768	Grifols SA*	78,903
6,602	Grifols SA, Class B Shares*	47,213
132,525	Iberdrola SA	1,747,651
24,707	Indra Sistemas SA	568,356
23,755	Industria de Diseno Textil SA	1,131,440
21,131	Mapfre SA	50,830
47,226	Merlin Properties Socimi SA	567,748
2,982	Naturgy Energy Group SA	80,129
9,884	Redeia Corp. SA	178,155
27,959	Repsol SA	459,022
117,239	Telefonica SA(a)	547,372
288,549	Unicaja Banco SA(c)	423,505
	Total Spain	31,336,686
Sweden - 3.2%
14,042	AAK AB	395,212
7,228	Alfa Laval AB	336,161
99,739	Assa Abloy AB, Class B Shares	2,928,533
56,498	Atlas Copco AB, Class A Shares	1,085,589
35,217	Atlas Copco AB, Class B Shares	584,162

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
2,465	Axfood AB	$65,326
8,312	Beijer Ref AB, Class B Shares	135,520
274,087	Boliden AB	9,540,513
9,063	Castellum AB*	113,066
746,798	Electrolux AB, Class B Shares*	7,152,695
1,073,951	Elekta AB, Class B Shares	8,853,141
131,921	Epiroc AB, Class A Shares	2,761,636
8,257	Epiroc AB, Class B Shares	155,268
14,460	EQT AB	443,722
162,165	Essity AB, Class B Shares	4,169,004
4,219	Evolution AB(c)	454,635
13,371	Fastighets AB Balder, Class B Shares*	90,604
139,733	Fortnox AB	869,337
449,250	Getinge AB, Class B Shares	8,030,457
13,440	H & M Hennes & Mauritz AB, Class B Shares	237,878
69,534	Hemnet Group AB	1,941,168
203,428	Hexagon AB, Class B Shares	2,241,868
1,763	Holmen AB, Class B Shares	73,811
7,047	Husqvarna AB, Class B Shares	59,254
3,556	Industrivarden AB, Class A Shares	126,991
3,829	Industrivarden AB, Class C Shares	134,933
5,816	Indutrade AB	151,479
3,269	Investment AB Latour, Class B Shares	91,519
9,049	Investor AB, Class A Shares	244,119
38,053	Investor AB, Class B Shares	1,034,505
1,790	L E Lundbergforetagen AB, Class B Shares	91,217
4,811	Lifco AB, Class B Shares	127,830
32,134	Nibe Industrier AB, Class B Shares	164,944
8,124	Saab AB, Class B Shares	196,543
5,309	Sagax AB, Class B Shares	139,996
15,587	Sagax AB, Class D Shares	47,183
24,976	Sandvik AB	551,087
10,288	Securitas AB, Class B Shares	105,966
28,899	Skandinaviska Enskilda Banken AB, Class A Shares	412,759
7,620	Skanska AB, Class B Shares	134,850
365,761	SKF AB, Class B Shares	8,027,483
7,369	SSAB AB, Class A Shares	43,226
144,014	SSAB AB, Class B Shares	836,565
136,481	Svenska Cellulosa AB SCA, Class B Shares	2,089,013
34,867	Svenska Handelsbanken AB, Class A Shares	326,647
4,982	Sweco AB, Class B Shares	70,013
22,983	Swedbank AB, Class A Shares	479,080
5,628	Swedish Orphan Biovitrum AB*	151,721
11,602	Tele2 AB, Class B Shares	113,527
67,022	Telefonaktiebolaget LM Ericsson, Class B Shares	411,210
52,403	Telia Co. AB	136,143
4,746	Trelleborg AB, Class B Shares	186,271
19,450	Vitec Software Group AB, Class B Shares	996,817
4,309	Volvo AB, Class A Shares	117,380
34,523	Volvo AB, Class B Shares	931,798
13,221	Volvo Car AB, Class B Shares*	44,518
	Total Sweden	71,435,893

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - 4.8%
33,897	ABB Ltd., Class Registered Shares	$1,858,324
12,613	Accelleron Industries AG	509,305
3,384	Adecco Group AG, Class Registered Shares	128,863
48,121	Alcon Inc.	4,308,941
2,251	Avolta AG*	91,432
651	Bachem Holding AG, Class B Shares	58,534
970	Baloise Holding AG, Class Registered Shares	168,045
621	Banque Cantonale Vaudoise, Class Registered Shares	65,481
3,793	Barry Callebaut AG, Class Registered Shares	6,579,146
200	Belimo Holding AG, Class Registered Shares	93,148
523	BKW AG	82,364
108	Chocoladefabriken Lindt & Spruengli AG	1,258,573
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	238,263
41,542	Cie Financiere Richemont SA, Class Registered Shares	6,672,694
5,311	Clariant AG, Class Registered Shares*	85,743
4,178	Coca-Cola HBC AG*	141,879
755	DKSH Holding AG	51,271
3,962	DSM-Firmenich AG	459,693
50	Emmi AG, Class Registered Shares	49,928
156	EMS-Chemie Holding AG, Class Registered Shares	128,837
438	Flughafen Zurich AG, Class Registered Shares	93,278
5,008	Galenica AG(c)	414,701
743	Geberit AG, Class Registered Shares	458,367
1,788	Georg Fischer AG, Class Registered Shares	129,443
181	Givaudan SA, Class Registered Shares	850,948
1,037,224	Glencore PLC	6,394,982
888	Helvetia Holding AG, Class Registered Shares	119,547
11,745	Holcim AG*	1,027,393
339,563	Julius Baer Group Ltd.	20,405,723
1,142	Kuehne + Nagel International AG, Class Registered Shares	323,446
3,504	Logitech International SA, Class Registered Shares	351,465
1,641	Lonza Group AG, Class Registered Shares	895,128
108,275	Nestle SA, Class Registered Shares	11,464,824
23,200	Novartis AG, ADR	2,392,616
23,536	Novartis AG, Class Registered Shares	2,434,002
2,596	Partners Group Holding AG	3,477,691
977	PSP Swiss Property AG, Class Registered Shares	122,785
34,432	Roche Holding AG	8,836,950
9,903	Sandoz Group AG	353,097
9,596	Schindler Holding AG	2,502,127
429	Schindler Holding AG, Class Registered Shares	108,451
32,391	SGS SA, Class Registered Shares	3,032,621
7,229	SIG Group AG*	150,373
12,472	Sika AG, Class Registered Shares	3,780,043
3,782	Sonova Holding AG, Class Registered Shares	1,196,462
14,885	STMicroelectronics NV	620,775
2,468	Straumann Holding AG, Class Registered Shares	320,853
2,362	Swatch Group AG	221,741
672	Swiss Life Holding AG, Class Registered Shares	468,317
1,655	Swiss Prime Site AG, Class Registered Shares	153,466
6,529	Swiss Re AG	831,912
582	Swisscom AG, Class Registered Shares	321,595
273	Tecan Group AG, Class Registered Shares	96,838

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
1,268	Temenos AG, Class Registered Shares	$81,675
289,871	UBS Group AG, Class Registered Shares	9,274,313
596	VAT Group AG(c)	326,858
3,224	Zurich Insurance Group AG	1,694,383
	Total Switzerland	108,759,653
Taiwan - 3.2%
102,000	Arcadyan Technology Corp.	526,356
6,540	ASPEED Technology Inc.	736,380
74,000	Chicony Electronics Co., Ltd.	424,270
55,844	Chief Telecom Inc.	594,541
195,230	Delta Electronics Inc.	1,949,214
70,000	Elan Microelectronics Corp.	352,449
10,067	eMemory Technology Inc.	679,509
42,000	Ennoconn Corp.	426,144
97,000	Fitipower Integrated Technology Inc.	762,169
21,000	Gudeng Precision Industrial Co., Ltd.	268,143
30,000	International Games System Co., Ltd.	940,181
12,000	King Slide Works Co., Ltd.	416,603
144,000	Kinsus Interconnect Technology Corp.	420,352
24,000	Lotes Co., Ltd.	1,191,763
74,285	Materials Analysis Technology Inc.	634,066
26,000	Pegavision Corp.	378,991
130,000	Powertech Technology Inc.	717,745
171,000	Primax Electronics Ltd.	533,923
482,000	Radiant Opto-Electronics Corp.	2,931,227
204,000	Simplo Technology Co., Ltd.	2,601,016
55,000	Sitronix Technology Corp.	439,828
36,000	Sporton International Inc.	272,002
236,000	T3EX Global Holdings Corp.	813,945
1,457,780	Taiwan Semiconductor Manufacturing Co., Ltd.	36,697,350
96,808	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,621,880
109,000	Tripod Technology Corp.	713,980
18,981	Voltronic Power Technology Corp.*	988,854
232,000	Wisdom Marine Lines Co., Ltd.*	555,079
	Total Taiwan	72,587,960
Thailand - 0.1%
624,500	AP Thailand PCL(b)	155,956
968,900	Betagro PCL(b)	654,875
1,449,600	Regional Container Lines PCL(b)	1,170,619
184,600	Thai Beverage PCL	67,857
	Total Thailand	2,049,307
Turkey - 0.3%
126,824	Anadolu Efes Biracilik Ve Malt Sanayii AS	783,595
111,716	Dogus Otomotiv Servis ve Ticaret AS	1,051,691
267,085	Enerjisa Enerji AS(c)	502,016
903,254	Is Gayrimenkul Yatirim Ortakligi AS*	466,461
155,370	Mavi Giyim Sanayi Ve Ticaret AS, Class B Shares(c)	462,275
70,883	Migros Ticaret AS	1,044,905
335,419	Sok Marketler Ticaret AS	611,248
23,848	Turk Traktor ve Ziraat Makineleri AS	739,781
	Total Turkey	5,661,972

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - 8.8%
21,557	3i Group PLC	$795,359
38,776	abrdn PLC	76,987
7,019	Admiral Group PLC	243,427
30,861	Airtel Africa PLC(c)	48,379
169,290	AJ Bell PLC	834,339
7,520	Allfunds Group PLC	45,089
33,547	Amcor PLC	331,446
27,686	Anglo American PLC	905,981
9,969	Ashtead Group PLC	734,094
110,999	Ashtead Technology Holdings PLC	1,174,717
337,026	Associated British Foods PLC	11,055,943
33,433	AstraZeneca PLC	5,199,069
63,156	AstraZeneca PLC, ADR	4,927,431
19,867	Auto Trader Group PLC(c)	208,936
62,839	Aviva PLC	386,786
21,765	B&M European Value Retail SA	151,709
571,380	BAE Systems PLC	10,175,704
93,876	Balfour Beatty PLC	445,911
342,567	Barclays PLC	970,767
25,459	Barratt Developments PLC	165,328
14,299	Beazley PLC	126,182
2,543	Berkeley Group Holdings PLC	171,442
377,903	BP PLC	2,367,079
311,123	Bridgepoint Group PLC(c)	906,557
45,659	British American Tobacco PLC	1,411,098
189,619	British Land Co. PLC	1,063,484
140,688	BT Group PLC	234,934
7,749	Bunzl PLC	290,764
7,551	Burberry Group PLC	99,995
181,827	Bytes Technology Group PLC	1,295,966
4,140,644	Centrica PLC	7,521,535
38,706	Compass Group PLC	1,087,285
34,772	ConvaTec Group PLC(c)	110,352
24,772	Croda International PLC	1,450,567
216,276	Diageo PLC	7,294,641
95,858	Drax Group PLC	638,999
27,600	DS Smith PLC	135,300
244,854	easyJet PLC	1,453,316
3,786	Endeavour Mining PLC	83,115
539,458	Entain PLC	4,695,949
4,664	Ferguson PLC	956,632
90,768	GSK PLC	2,036,316
1,453,132	Haleon PLC	6,055,659
8,709	Halma PLC	249,516
120,861	Harbour Energy PLC	512,471
7,970	Hargreaves Lansdown PLC	107,436
11,183	Howden Joinery Group PLC	130,126
432,376	HSBC Holdings PLC	3,874,397
239,741	IMI PLC	5,695,232
20,084	Imperial Brands PLC	498,558
64,643	Inchcape PLC	658,151
31,909	Informa PLC	347,804
3,781	InterContinental Hotels Group PLC	383,604
6,012	Intermediate Capital Group PLC	179,612

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
43,730	International Consolidated Airlines Group SA*	$96,682
46,458	Intertek Group PLC	2,836,624
555,641	ITV PLC	567,615
42,630	J Sainsbury PLC	151,416
53,879	JD Sports Fashion PLC	89,176
33,966	JET2 PLC	580,957
4,052	Johnson Matthey PLC	91,363
575,247	Johnson Service Group PLC	1,231,442
51,250	Keller Group PLC	846,173
40,996	Kingfisher PLC	138,634
15,726	Land Securities Group PLC	132,127
4,277,035	Legal & General Group PLC	13,737,555
1,446,257	Lloyds Banking Group PLC	1,031,023
35,939	London Stock Exchange Group PLC	4,217,003
47,211	M&G PLC	120,272
172,113	Man Group PLC	587,104
42,602	Marks & Spencer Group PLC	166,200
30,043	Melrose Industries PLC	238,249
359,362	Mondi PLC	7,176,108
186,256	Mortgage Advice Bureau Holdings Ltd.	2,119,807
83,590	National Grid PLC	953,139
2,165,430	NatWest Group PLC	8,765,713
2,832	Next PLC	339,224
144,543	Ocado Group PLC*	699,502
309,651	Patisserie Holdings PLC*(b)(d)	3,946
15,299	Pearson PLC	186,183
3,273	Pepco Group NV*	20,450
508,197	Persimmon PLC	9,475,895
19,944	Phoenix Group Holdings PLC	126,990
16,224	Reckitt Benckiser Group PLC	927,197
42,858	RELX PLC	1,879,849
228,052	Rentokil Initial PLC	1,213,002
17,466	Rightmove PLC	119,787
24,662	Rio Tinto PLC	1,732,263
189,928	Rolls-Royce Holdings PLC*	1,104,100
10,223	RS GROUP PLC	92,259
23,553	Sage Group PLC	307,714
18,102	Schroders PLC	90,910
30,920	Segro PLC	360,694
171,902	Serco Group PLC	391,086
5,826	Severn Trent PLC	178,156
147,609	Shell PLC	5,326,075
959,744	Smith & Nephew PLC	12,167,939
7,521	Smiths Group PLC	165,807
17,610	Spirax-Sarco Engineering PLC	2,008,055
25,034	SSE PLC	562,528
948,953	St James's Place PLC	6,100,901
50,284	Standard Chartered PLC	503,582
91,081	Taylor Wimpey PLC	172,683
158,227	Tesco PLC	630,296
41,841	Unilever PLC	2,278,617
56,456	Unilever PLC	3,093,471
7,629	UNITE Group PLC	90,874

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
15,169	United Utilities Group PLC	$197,481
499,373	Vodafone Group PLC	485,815
50,294	Warpaint London PLC	322,820
5,542	Weir Group PLC	150,905
4,465	Whitbread PLC	169,509
11,398	Willis Towers Watson PLC	2,909,795
16,878	Wise PLC, Class A Shares*	178,095
23,691	WPP PLC	248,414
115,375	YouGov PLC	1,443,062
12,330	YuLife Holdings Ltd., Class C Shares*(b)(d)@	280,197
192,147	Zigup PLC	1,080,001
	Total United Kingdom	198,691,987
United States - 2.3%
33,723	Agilent Technologies Inc.	4,397,816
22,244	Analog Devices Inc.	5,215,996
11,962	BeiGene Ltd., ADR*	1,780,544
43,052	Bruker Corp.	2,820,337
31,346	Cadence Design Systems Inc.*	8,974,673
572	Canva Inc., Private Placement*(b)(d)@	610,130
97,853	Codere Online Luxembourg SA Forward Shares*(b)	723,134
24,735	Codere Online Luxembourg SA Founders Shares*(b)	182,792
1,830	Codere Online Luxembourg SA Private Shares*(b)	13,524
169,375	Coupang Inc., Class A Shares*	3,851,588
81,276	CRH PLC	6,599,407
5,678	Estee Lauder Cos., Inc., Class A Shares	700,438
4,661	Linde PLC	2,029,959
2,446	Mastercard Inc., Class A Shares	1,093,533
14,902	MSCI Inc., Class A Shares	7,379,172
404	S&P Global Inc.	172,714
28,500	Samsonite International SA*(c)	90,255
216,511	Silvaco Group Inc.*	3,955,656
2,028	Starbucks Corp.	162,686
	Total United States	50,754,354
Uruguay - 0.5%
6,860	MercadoLibre Inc.*	11,837,479
Vietnam - 0.0%
736,000	Asia Commercial Bank JSC	716,225
	TOTAL COMMON STOCKS
	(Cost - $1,717,321,463)	2,117,007,496
EXCHANGE TRADED FUNDS (ETFs) - 2.6%
United States - 2.6%
720,838	iShares Core MSCI Emerging Markets	37,908,870
310,700	iShares MSCI EAFE Value	17,483,089
21,213	Vanguard FTSE All World ex-US Small-Capital	2,541,954
	Total United States	57,933,913
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $53,426,023)	57,933,913

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 0.4%
Germany - 0.4%
124,596	Dr Ing hc F Porsche AG(c)	$10,270,103
United States - 0.0%
31	Canva Inc., Series A, Private Placement*(b)(d)@	33,066
1	Canva Inc., Series A-3, Private Placement*(b)(d)@	1,067
	Total United States	34,133
	TOTAL PREFERRED STOCKS
	(Cost - $11,874,437)	10,304,236
WARRANTS - 0.0%
Canada - 0.0%
2,323	Constellation Software Inc.*(b)(d)	–
United States - 0.0%
915	Codere Online Luxembourg SA*	860
	TOTAL WARRANTS
	(Cost - $0)	860
RIGHTS - 0.0%
France - 0.0%
6,548	Alstom SA*(b)	7,021
United Kingdom - 0.0%
24,380	National Grid PLC*	60,908
	TOTAL RIGHTS
	(Cost - $0)	67,929
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,782,621,923)	2,185,314,434

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.6%
		ANZ National Bank - Hong Kong:
327,001	AUD	2.940% due 6/3/24	$217,554
30,420	NZD	3.420% due 6/4/24	18,699
456,757	CAD	BNP Paribas SA - Paris, 3.800% due 6/3/24	335,185
		Brown Brothers Harriman - Grand Cayman:
723,693	DKK	2.500% due 6/3/24	105,261
3,635,825	SEK	2.510% due 6/3/24	345,496
3,245,019	NOK	3.270% due 6/3/24	309,158
26,497	ZAR	6.190% due 6/3/24	1,411
3,714,558	EUR	Citibank - London, 2.800% due 6/3/24	4,029,738
$20,501,347		Citibank - New York, 4.680% due 6/3/24	20,501,347
2,796,139	HKD	Hong Kong & Shanghai Bank - Hong Kong, 2.270% due 6/3/24	357,551
157,700	SGD	Hong Kong & Shanghai Bank - Singapore, 2.240% due 6/3/24	116,711
8,240,948		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	8,240,948
604,711	GBP	Royal Bank of Canada - London, 4.160% due 6/3/24	770,583
777,812	CHF	Skandinaviska Enskilda Banken AB - Stockholm, 0.510% due 6/3/24	862,033
142,569,502	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.120)% due 6/3/24	906,556
		TOTAL TIME DEPOSITS
		(Cost - $37,118,231)	37,118,231
U.S. GOVERNMENT AGENCY - 0.3%
6,440,000		Federal Home Loan Bank Discount Notes, 5.208% due 6/3/24(e)
		(Cost - $6,440,000)	6,440,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $43,558,231)	43,558,231

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.3%
MONEY MARKET FUND - 1.3%
29,461,653		Federated Government Obligations Fund, Premier Class, 5.172%(f)
		(Cost - $29,461,653)	29,461,653
		TOTAL INVESTMENTS - 100.2%
		(Cost - $1,855,641,807)	2,258,334,318
		Liabilities in Excess of Other Assets - (0.2)%	(6,203,325)
		TOTAL NET ASSETS - 100.0%	$2,252,130,993

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $7,067,682 and represents 0.31% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $48,901,957 and represents 2.17% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Rate shown represents yield-to-maturity.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$610,130	0.03%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	33,066	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,067	0.00	%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	626	0.00	%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	243,652	280,197	0.01%
			$925,198	0.04%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	19.0%
Consumer Non-cyclical	17.6
Industrial	16.7
Technology	10.4
Consumer Cyclical	10.3
Basic Materials	6.4
Communications	5.7
Energy	5.3
Utilities	2.8
Diversified	0.0 *
Exchange Traded Funds (ETFs)	2.6
Short-Term Investments	1.9
Money Market Fund	1.3
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (continued)

At May 31, 2024, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index June Futures	63	6/24	$7,360,940	$7,466,130	$105,190

At May 31, 2024, Destinations International Equity Fund had deposited cash of $217,034 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations International Equity Fund (concluded)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	7,759,356	4/1/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	$(955,920)
USD	4,719,504	3/7/2026	GSC	3-Month	1-Month FED + 0.81%	Piraeus Financial Holdings S.A.	(709,493)
USD	5,609,498	5/28/2026	MSCS	3-Month	1-Month FED + 0.30%	Dr Soliman	(514,981)
USD	3,295,847	3/20/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(281,762)
USD	758,652	11/10/2025	MSCS	3-Month	1-Month FED + 0.40%	Investcorp Capital Plc	(761)
							$(2,462,917)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
MSCS	—	Morgan Stanley Capital Services LLC
GSC	—	Goldman Sachs & Co

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 24.1%
FHLMC - 7.2%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$481,498	2.000% due 5/1/36	$423,239
179,953	2.000% due 6/1/36	158,177
87,307	2.000% due 12/1/40	72,847
555,045	2.000% due 5/1/41	463,093
659,946	2.000% due 12/1/41	545,153
275,397	2.000% due 9/1/50	215,629
484,276	2.000% due 10/1/50	376,928
7,214,214	2.000% due 3/1/51	5,599,578
1,195,608	2.000% due 4/1/51	928,933
470,696	2.000% due 5/1/51	370,615
184,084	2.000% due 8/1/51	143,155
186,092	2.000% due 11/1/51	145,574
728,421	2.000% due 4/1/52	571,874
278,445	2.500% due 5/1/50	229,259
326,912	2.500% due 6/1/50	267,366
1,823,353	2.500% due 7/1/50	1,492,186
486,429	2.500% due 9/1/50	398,126
71,294	2.500% due 10/1/50	58,872
566,857	2.500% due 11/1/50	463,104
172,956	2.500% due 2/1/51	142,782
435,269	2.500% due 3/1/51	354,414
203,285	2.500% due 5/1/51	165,834
286,736	2.500% due 7/1/51	234,051
168,464	2.500% due 8/1/51	137,041
314,811	2.500% due 10/1/51	256,565
5,851,097	2.500% due 12/1/51	4,741,250
7,447,891	2.500% due 1/1/52	6,087,766
1,119,579	2.500% due 4/1/52	907,471
611,228	3.000% due 2/1/33	569,958
340,371	3.000% due 5/1/33	318,723
265,782	3.000% due 3/1/35	245,063
474,103	3.000% due 5/1/35	437,285
3,961,570	3.000% due 3/1/42	3,489,902
113,595	3.000% due 1/1/47	98,174
228,135	3.000% due 2/1/47	197,413
5,010,108	3.000% due 4/1/50	4,145,794
210,733	3.000% due 7/1/50	179,737
750,732	3.000% due 8/1/51	637,887
488,084	3.000% due 9/1/51	415,744
591,916	3.000% due 10/1/51	504,042
7,380,777	3.000% due 1/1/52	6,310,892
7,930,135	3.000% due 5/1/52	6,774,440
6,766,144	3.000% due 6/1/52	5,709,553
3,686,762	3.003% due 1/1/50	2,871,925
763,446	3.500% due 8/1/43	692,310
12,497,528	3.500% due 12/1/46	11,224,573
347,060	3.500% due 1/1/48	311,830
358,500	3.500% due 4/1/50	321,039
3,023,257	3.500% due 8/1/52	2,682,728
621,369	4.000% due 10/1/44	577,287
40,698	4.000% due 4/1/47	37,856

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC - (continued)
$793,501	4.000% due 12/1/47	$733,770
5,721,314	4.000% due 3/1/49	5,271,495
686,439	4.000% due 4/1/49	632,421
148,875	4.000% due 5/1/49	138,293
498,306	4.000% due 7/1/49	461,255
9,520,217	4.000% due 8/1/51	8,770,998
13,105,917	4.350% due 10/1/32	12,476,289
7,700,000	4.380% due 5/1/28	7,483,723
285,465	4.500% due 5/1/48	271,249
5,423,885	4.500% due 7/1/52	5,080,412
180,151	5.000% due 8/1/52	173,599
5,929,164	5.000% due 9/1/52	5,714,494
855,391	5.000% due 10/1/52	823,895
821,682	5.000% due 1/1/53	791,612
335,536	5.000% due 4/1/53	324,726
619,103	5.500% due 2/1/53	610,674
6,900,938	5.500% due 5/1/53	6,791,940
427,972	6.000% due 12/1/52	430,843
178,099	6.000% due 3/1/53	180,154
3,662,670	6.000% due 8/1/53	3,693,741
3,503,400	6.000% due 12/1/53	3,534,698
463,646	6.500% due 11/1/53	474,313
	TOTAL FHLMC	139,569,631

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA - 14.7%
	Federal National Mortgage Association (FNMA):
$1,039,654	1.500% due 9/1/51	$765,465
243,382	1.500% due 10/1/51	179,345
145,029	1.500% due 11/1/51	106,835
846,244	1.500% due 4/1/52	623,715
523,434	2.000% due 5/1/36	460,097
673,373	2.000% due 6/1/36	592,707
510,220	2.000% due 8/1/36	448,475
332,155	2.000% due 9/1/36	291,956
275,494	2.000% due 12/1/36	242,147
2,650,000	2.000% due 6/1/39(a)	2,314,343
342,646	2.000% due 9/1/40	285,923
821,306	2.000% due 12/1/40	684,794
376,388	2.000% due 4/1/41	314,066
115,540	2.000% due 5/1/41	96,406
478,098	2.000% due 10/1/41	395,177
11,111,696	2.000% due 8/1/50	8,681,740
1,240,432	2.000% due 9/1/50	971,598
808,984	2.000% due 12/1/50	631,029
3,732,409	2.000% due 2/1/51	2,919,365
5,757,113	2.000% due 3/1/51	4,477,562
2,896,108	2.000% due 4/1/51	2,249,875
13,916,836	2.000% due 5/1/51	10,834,112
141,487	2.000% due 7/1/51	110,134
8,430,000	2.000% due 6/1/54(a)	6,502,183
225,065	2.250% due 4/1/33	183,581
77,412	2.500% due 6/1/30	72,810
5,777,442	2.500% due 2/1/47	4,826,502
303,823	2.500% due 4/1/50	247,700
298,581	2.500% due 6/1/50	243,583
307,192	2.500% due 7/1/50	253,060
508,116	2.500% due 9/1/50	413,943
5,749,308	2.500% due 10/1/50	4,745,355
9,704,105	2.500% due 11/1/50	7,903,489
294,167	2.500% due 1/1/51	241,882
1,060,158	2.500% due 2/1/51	860,539
5,049,675	2.500% due 5/1/51	4,124,284
1,251,799	2.500% due 6/1/51	1,016,152
423,385	2.500% due 7/1/51	345,893
10,483,815	2.500% due 8/1/51	8,505,884
270,106	2.500% due 9/1/51	219,727
8,231,537	2.500% due 10/1/51	6,680,926
9,727,983	2.500% due 11/1/51	7,930,935
6,441,527	2.500% due 12/1/51	5,223,821
484,599	2.500% due 1/1/52	397,267
7,150,172	2.500% due 2/1/52	5,791,331
702,167	2.500% due 3/1/52	570,713
389,960	2.500% due 4/1/52	317,126
7,579,000	2.500% due 6/1/54(a)	6,118,897
637,657	2.500% due 1/1/57	515,118
289,004	3.000% due 2/1/30	274,880

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA - (continued)
$182,439	3.000% due 10/1/30	$172,830
421,981	3.000% due 1/1/31	400,239
941,754	3.000% due 11/1/36	861,585
3,359,692	3.000% due 3/1/43	2,950,210
6,127,293	3.000% due 6/1/43	5,370,520
110,969	3.000% due 11/1/48	95,457
3,937,124	3.000% due 11/1/49	3,368,315
52,401	3.000% due 12/1/49	44,836
209,430	3.000% due 2/1/50	179,859
862,215	3.000% due 8/1/50	737,754
364,924	3.000% due 10/1/50	310,689
2,333,397	3.000% due 11/1/50	2,007,279
500,646	3.000% due 12/1/50	426,241
412,779	3.000% due 5/1/51	355,068
91,851	3.000% due 6/1/51	77,849
775,611	3.000% due 7/1/51	658,108
989,971	3.000% due 8/1/51	840,211
811,665	3.000% due 9/1/51	690,338
1,230,978	3.000% due 10/1/51	1,044,540
1,164,293	3.000% due 11/1/51	986,283
604,680	3.000% due 12/1/51	513,488
293,678	3.000% due 1/1/52	248,906
6,560,111	3.000% due 2/1/52	5,525,993
324,042	3.000% due 4/1/52	275,667
442,941	3.000% due 5/1/52	376,356
3,921,558	3.000% due 4/1/53	3,347,841
196,065	3.500% due 7/1/32	187,324
602,735	3.500% due 3/1/33	574,116
375,194	3.500% due 7/1/37	350,301
636,405	3.500% due 8/1/43	580,279
614,410	3.500% due 3/1/46	551,110
639,070	3.500% due 5/1/47	574,973
772,308	3.500% due 11/1/47	691,408
808,707	3.500% due 2/1/48	728,375
445,355	3.500% due 7/1/50	396,410
161,123	3.500% due 9/1/50	144,219
607,827	3.500% due 1/1/51	539,203
1,335,097	3.500% due 2/1/51	1,188,281
6,970,993	3.500% due 7/1/51	6,194,730
668,797	3.500% due 4/1/52	594,537
1,274,000	3.500% due 6/1/54(a)	1,116,915
950,408	3.500% due 10/1/56	831,220
194,671	3.500% due 2/1/57	170,258
475,000	3.520% due 11/1/32	429,353
267,597	4.000% due 8/1/38	257,587
424,915	4.000% due 11/1/38	405,240
85,473	4.000% due 3/1/46	79,448
544,523	4.000% due 3/1/47	505,370
53,072	4.000% due 12/1/47	49,206
75,703	4.000% due 2/1/48	69,974
832,082	4.000% due 6/1/48	771,914
1,067,008	4.000% due 10/1/48	984,715
110,532	4.000% due 1/1/49	102,785

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA - (continued)
$898,962	4.000% due 4/1/49	$826,978
143,694	4.000% due 5/1/49	133,406
37,904	4.000% due 8/1/49	35,238
609,610	4.000% due 4/1/50	562,051
387,538	4.000% due 8/1/51	357,281
2,176,053	4.000% due 10/1/51	2,000,986
443,090	4.000% due 6/1/52	404,416
4,048,970	4.000% due 7/1/52	3,674,618
387,764	4.030% due 6/1/28	373,600
475,000	4.190% due 4/1/28	461,221
166,737	4.370% due 5/1/28	163,455
793,797	4.390% due 4/1/29	775,519
290,000	4.410% due 4/1/30	281,712
452,369	4.460% due 5/1/28	443,184
341,083	4.500% due 12/1/37	335,434
18,507,000	4.500% due 7/1/42(a)	17,331,048
212,989	4.500% due 5/1/48	203,077
218,238	4.500% due 6/1/48	207,604
3,566,132	4.500% due 10/1/50	3,399,211
3,804,150	4.500% due 7/1/52	3,562,698
832,646	4.500% due 3/1/53	779,796
3,580,000	4.500% due 6/1/54(a)	3,352,104
120,000	4.750% due 4/1/28	118,638
610,704	5.000% due 7/1/52	588,514
21,300,528	5.000% due 9/1/52	20,533,362
894,782	5.000% due 10/1/52	861,251
138,973	5.000% due 11/1/52	133,786
1,767,419	5.000% due 12/1/52	1,704,997
82,893	5.000% due 3/1/53	79,806
8,594,047	5.000% due 4/1/53	8,277,564
585,000	5.065% due 12/1/28	586,760
422,962	5.500% due 10/1/52	417,709
800,610	5.500% due 11/1/52	789,923
1,374,680	5.500% due 12/1/52	1,356,410
6,086,103	5.500% due 1/1/53	5,998,942
5,897,889	5.500% due 2/1/53	5,810,194
755,389	5.500% due 6/1/53	744,495
21,006,000	5.500% due 6/1/54(a)	20,665,259
450,595	6.000% due 5/1/53	456,445
899,999	6.000% due 11/1/53	905,406
2,775,000	6.000% due 5/1/54	2,779,239
4,825,000	6.000% due 6/1/54(a)	4,831,627
803,531	6.500% due 11/1/53	822,018
600,000	6.500% due 6/1/54(a)	609,823
1,027,597	6.713% due 5/1/44(b)	1,051,854
3,750,000	7.000% due 6/1/54(a)	3,852,126
	TOTAL FNMA	287,780,945

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA - 2.2%
	Government National Mortgage Association (GNMA):
$5,280,000	2.000% due 6/1/54(a)	$4,231,767
2,887,000	3.500% due 6/1/54(a)	2,576,141
1,310,000	4.000% due 6/1/54(a)	1,204,115
1,835,000	5.000% due 6/1/54(a)	1,780,908
1,900,000	5.500% due 6/1/54(a)	1,884,659
	Government National Mortgage Association (GNMA) II:
637,494	2.000% due 10/20/50	511,236
1,420,386	2.000% due 12/20/50	1,139,070
612,709	2.500% due 11/20/49	514,561
479,752	2.500% due 3/20/51	400,675
654,585	2.500% due 9/20/51	545,734
6,061,795	2.500% due 10/20/51	5,040,636
219,477	3.000% due 4/20/31	207,820
472,364	3.000% due 6/20/50	398,040
89,214	3.000% due 12/20/50	77,248
2,152,895	3.000% due 4/20/51	1,865,191
810,742	3.000% due 8/20/51	701,361
805,993	3.000% due 9/20/51	697,174
2,118,346	3.000% due 12/20/51	1,830,621
475,226	3.000% due 12/20/52	411,277
109,506	3.500% due 8/20/42	99,835
412,585	3.500% due 10/20/43	376,438
73,968	3.500% due 12/20/43	67,407
331,938	3.500% due 3/20/44	302,178
14,842	3.500% due 7/20/44	13,478
364,857	3.500% due 6/20/46	330,358
305,068	3.500% due 2/20/49	275,227
318,294	3.500% due 6/20/50	284,443
617,212	3.500% due 9/20/50	555,321
2,888,061	3.500% due 10/20/51	2,583,323
4,337,983	3.500% due 2/20/52	3,871,543
983,476	3.500% due 1/20/53	877,723
458,827	4.000% due 10/20/44	433,021
305,558	4.000% due 2/20/45	288,275
209,006	4.000% due 10/20/45	196,108
260,219	4.000% due 2/20/47	242,835
544,101	4.000% due 10/20/48	504,294
448,015	4.000% due 3/20/49	416,300
1,237,109	4.000% due 2/20/52	1,138,801
597,815	4.500% due 2/20/40	580,462
202,139	4.500% due 7/20/49	193,351
207,573	4.500% due 8/20/49	197,792
292,358	4.500% due 8/20/52	276,737
272,386	4.500% due 9/20/52	257,719
1,213,470	4.500% due 10/20/52	1,148,070
267,842	5.000% due 5/20/40	266,735
212,083	5.000% due 6/20/40	211,207
83,237	5.000% due 7/20/40	82,893
	TOTAL GNMA	42,090,108
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $510,614,948)	469,440,684

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.0%
	U.S. Treasury Bonds:
$1,780,000	1.250% due 11/30/26	$1,634,819
2,043,000	4.125% due 11/15/32	1,989,531
3,565,000	2.000% due 11/15/41	2,416,402
7,870,000	3.250% due 5/15/42	6,473,382
9,165,000	3.375% due 8/15/42	7,656,713
26,865,000	3.875% due 2/15/43	24,014,791
3,975,000	3.625% due 8/15/43	3,416,326
4,000,000	4.750% due 11/15/43	4,010,000
6,715,000	3.625% due 2/15/44	5,754,703
12,905,000	3.375% due 5/15/44	10,628,477
2,470,000	2.500% due 2/15/45	1,740,385
4,065,000	2.250% due 8/15/46	2,677,501
8,500,000	3.000% due 2/15/48	6,388,281
9,545,000	3.125% due 5/15/48	7,331,380
5,110,000	3.375% due 11/15/48	4,098,380
93,100,000	1.250% due 5/15/50	45,328,063
53,050,000	1.375% due 8/15/50	26,678,347
34,460,000	2.375% due 5/15/51	22,338,426
12,330,000	1.875% due 11/15/51	7,030,508
7,170,000	3.000% due 8/15/52	5,310,841
2,801,600	4.000% due 11/15/52	2,515,749
5,797,000	3.625% due 5/15/53	4,855,893
13,170,000	4.125% due 8/15/53	12,079,359
	U.S. Treasury Inflation Indexed Bonds:
203,826	0.625% due 2/15/43	152,546
187,668.6	1.375% due 2/15/44	160,384
1,293,532.5	0.750% due 2/15/45	964,717
4,824,224.9	0.250% due 2/15/50	2,922,780
243,532.59	0.125% due 2/15/52	136,882
	U.S. Treasury Inflation Indexed Notes:
925,794	1.375% due 7/15/33	870,350
863,889	1.750% due 1/15/34	834,373
	U.S. Treasury Notes:
3,600,000	3.875% due 4/30/25	3,557,004
3,950,000	4.875% due 11/30/25	3,941,051
12,525,000	4.250% due 12/31/25	12,380,180
4,060,000	4.000% due 2/15/26	3,996,404
9,600,000	4.625% due 3/15/26	9,549,375
4,650,000	0.750% due 5/31/26	4,289,807
6,800,000	0.875% due 9/30/26	6,222,531
11,375,000	4.625% due 10/15/26	11,334,121
4,045,000	4.250% due 3/15/27	3,998,230
395,000	2.750% due 4/30/27	374,432
23,000,000	2.625% due 5/31/27	21,696,367
2,400,000	3.625% due 5/31/28	2,318,063
4,400,000	4.000% due 6/30/28	4,308,219
7,195,000	4.125% due 7/31/28	7,077,238
5,275,000	4.375% due 11/30/28	5,241,413
22,740,000	2.375% due 3/31/29	20,642,768
6,070,000	3.625% due 3/31/30	5,795,664

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - (continued)
$3,450,000	3.750% due 6/30/30	$3,310,787
10,131,000	0.625% due 8/15/30	8,027,235
3,150,000	4.375% due 11/30/30	3,126,006
1,485,000	3.750% due 12/31/30	1,421,539
1,925,000	1.625% due 5/15/31	1,598,803
41,393,000	3.500% due 2/15/33	38,432,430
5,195,000	3.875% due 8/15/33	4,950,673
12,285,000	4.500% due 11/15/33	12,286,920
8,978,000	3.625% due 2/15/53	7,519,426
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $470,195,656)	429,806,975
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.2%
676,190	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(c)(d)	660,424
244,831	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(d)	238,253
	Alternative Loan Trust:
533,577	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	444,735
4,602,190	Series 2005-7CB, Class 2A2, 0.000% (1-Month TSFR + 4.936%) due 3/1/38(b)(e)	101,767
4,602,190	Series 2005-7CB, Class 2A5, 5.500% (1-Month TSFR + 0.564%) due 3/1/38(b)	3,367,542
3,701,048	Series 2006-OA2, Class A1, 5.855% (1-Month TSFR + 0.534%) due 5/20/46(b)	3,074,088
2,052,925	Series 2007-4CB, Class 1A1, 5.750% (1-Month TSFR + 0.714%) due 4/25/37(b)	1,553,374
6,448,175	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,825,199
	Angel Oak Mortgage Trust:
239,448	Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(d)	220,286
342,712	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(d)	287,811
314,509	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(d)	259,751
581,135	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(d)	482,501
488,257	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(d)	394,752
744,236	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(d)	621,754
1,133,833	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(d)	913,888
1,296,793	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(d)	1,154,543
120,000	AREIT Ltd., Series 2024-CRE9, Class A, 7.007% (1-Month TSFR + 1.686%) due 5/17/41(b)(d)	119,775
	BANK:
9,925,227	Series 2017-BNK4, Class XA, 1.334% due 5/15/50(b)(e)	291,741
15,324,797	Series 2018-BN10, Class XA, 0.689% due 2/15/61(b)(e)	324,107
7,430,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	5,912,671
6,435,062	Series 2022-BNK39, Class XA, 0.422% due 2/15/55(b)(e)	166,364
1,033,182	Series 2023-5YR4, Class XA, 0.946% due 12/15/56(b)(e)	39,677
1,686,159	Series 2023-BNK45, Class XA, 0.995% due 2/15/56(b)(e)	102,536
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.749% (1-Month TSFR + 3.432%) due 3/15/37(b)(d)	783,005
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,554,542
1,459,968	Series 2020-C7, Class XA, 1.611% due 4/15/53(b)(e)	84,044
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(b)	269,518
2,502,921	Series 2024-C24, Class XA, 1.625% due 2/15/57(b)(e)	266,440
880,000	Series 2024-C26, Class A5, 5.829% due 5/15/57	911,438
3,685,000	Series 2024-C26, Class XA, 1.242% due 5/15/57(b)(e)	286,281
1,898,640	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.483% due 2/25/36(b)	1,277,340
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,584,589
2,356,863	Series 2020-B22, Class XA, 1.509% due 1/15/54(b)(e)	175,717

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$4,415,000	Series 2022-B35, Class A5, 4.444% due 5/15/55(b)	$4,053,246
6,221,491	Series 2023-B39, Class XA, 0.574% due 7/15/56(b)(e)	247,545
1,701,775	Series 2023-B40, Class XA, 1.157% due 12/15/56(b)(e)	112,041
365,000	Series 2024-V7, Class A2, 5.772% due 5/15/56	368,309
355,743	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(d)	306,409
3,300,000	BMP, Series 2024-MF23, Class B, 6.962% (1-Month TSFR + 1.642%) due 6/15/41(b)(d)(f)	3,292,777
	BRAVO Residential Funding Trust:
947,551	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(d)	889,709
192,160	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(d)	169,738
146,674	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(d)	136,755
	BX:
1,072,767	Series 2021-MFM1, Class D, 6.931% (1-Month TSFR + 1.614%) due 1/15/34(b)(d)	1,060,713
6,000,000	Series 2024-PALM, Class B, 7.091% (1-Month TSFR + 1.791%) due 6/15/37(b)	5,984,991
	BX Commercial Mortgage Trust:
500,000	Series 2021-CIP, Class A, 6.352% (1-Month TSFR + 1.035%) due 12/15/38(b)(d)	497,188
2,900,000	Series 2021-VOLT, Class C, 6.531% (1-Month TSFR + 1.214%) due 9/15/36(b)(d)	2,871,090
536,000	Series 2021-VOLT, Class E, 7.431% (1-Month TSFR + 2.114%) due 9/15/36(b)(d)	531,310
5,480,000	Series 2024-MDHS, Class B, 7.191% (1-Month TSFR + 1.841%) due 5/15/41(b)(d)	5,482,599
	BX Trust:
1,529,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(b)(d)	1,284,405
1,400,000	Series 2021-ARIA, Class A, 6.331% (1-Month TSFR + 1.014%) due 10/15/36(b)(d)	1,387,756
280,000	Series 2024-PAT, Class A, 7.407% (1-Month TSFR + 2.090%) due 3/15/41(b)(d)	279,825
5,400,000	CAMB Commercial Mortgage Trust, Series 2021-CX2, Class C, 2.771% due 11/10/46(b)(d)	4,194,181
231,354	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(d)	198,242
15,660,777	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.221% due 5/10/50(b)(e)	434,239
947,175	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(d)	809,553
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,371,904
30,846,893	Series 2015-GC35, Class XA, 0.707% due 11/10/48(b)(e)	215,256
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	692,836
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,638,899
2,195,000	Series 2023-SMRT, Class B, 5.852% due 10/12/40(b)(d)	2,178,409
	Cold Storage Trust:
393,196	Series 2020-ICE5, Class A, 6.334% (1-Month TSFR + 1.014%) due 11/15/37(b)(d)	392,582
196,598	Series 2020-ICE5, Class B, 6.734% (1-Month TSFR + 1.414%) due 11/15/37(b)(d)	196,526
	COLT Mortgage Loan Trust:
500,920	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(d)	407,100
506,403	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(d)	406,109
146,043	Series 2021-2R, Class A1, 0.798% due 7/27/54(d)	125,944
930,328	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(d)	741,626
1,240,649	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(d)	1,019,187
1,260,932	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(d)	1,090,197
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,029,237
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(d)	2,438,814
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(d)	2,079,009
1,425,000	Series 2020-CX, Class D, 2.683% due 11/10/46(b)(d)	1,069,176
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(d)	183,780
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(d)	264,182
	Connecticut Avenue Securities Trust:
286,737	Series 2023-R03, Class 2M1, 7.824% (SOFR30A + 2.500%) due 4/25/43(b)(d)	291,765
209,543	Series 2023-R04, Class 1M1, 7.624% (SOFR30A + 2.300%) due 5/25/43(b)(d)	215,004
587,121	Series 2023-R05, Class 1M1, 7.224% (SOFR30A + 1.900%) due 6/25/43(b)(d)	594,345
230,000	Series 2024-R02, Class 1M2, 7.124% (SOFR30A + 1.800%) due 2/25/44(b)(d)	231,857

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	Credit Suisse Commercial Mortgage Capital Trust:
$1,130,242	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(d)	$1,056,938
387,758	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(d)	309,437
450,251	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(d)	359,715
2,812,110	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(d)	2,391,189
329,646	Series 2021-RPL4, Class A1, 4.039% due 12/27/60(b)(d)	320,434
1,937,299	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3, 3.544% due 11/15/48	1,888,448
1,327,015	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	679,497
	CSMC:
961,962	Series 2010-8R, Class 5A11, 5.264% due 2/26/37(b)(d)	898,468
499,388	Series 2020-NET, Class A, 2.257% due 8/15/37(d)	470,287
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(d)	165,429
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(d)	541,110
152,684	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(d)	132,622
662,743	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(d)	569,215
734,795	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(d)	608,984
1,238,472	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(d)	1,012,414
575,080	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(d)	494,776
1,408,889	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(d)	1,225,405
2,723,013	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 7.313% (1-Month TSFR + 1.996%) due 5/15/35(b)(d)	2,680,466
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.197% due 6/10/50(b)(e)	191,993
2,190,146	Series 2020-C9, Class XA, 1.701% due 9/15/53(b)(e)	112,666
300,000	DC Trust, Series 2024-HLTN, Class A, 5.727% due 4/13/28(b)(d)	296,071
	Deephaven Residential Mortgage Trust:
97,621	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(d)	90,311
202,908	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(d)	174,035
4,044,275	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.955% (1-Month TSFR + 0.634%) due 8/19/45(b)	2,982,891
	Ellington Financial Mortgage Trust:
79,808	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(d)	66,223
217,106	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(d)	175,943
830,791	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(d)	662,627
640,782	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(d)	540,327
328,680	Extended Stay America Trust, Series 2021-ESH, Class A, 6.511% (1-Month TSFR + 1.194%) due 7/15/38(b)(d)	328,442
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
565,635	Series 3835, Class FO, 0.000% due 4/15/41(g)	416,258
957,999	Series 4116, Class AP, 1.350% due 8/15/42	802,369
3,952,231	Series 4223, Class SB, 0.000% (SOFR30A + 5.293%) due 7/15/43(b)	2,376,950
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	868,314
647,366	Series 4447, Class IO, 5.000% due 3/15/45(e)	139,302
9,073,047	Series 4457, Class A, 2.500% due 4/15/45	8,126,919
721,841	Series 4504, Class DZ, 3.500% due 8/15/45	658,316
134,983	Series 4518, Class CZ, 3.500% due 10/15/45	118,691
9,584,391	Series 4655, Class CZ, 3.000% due 2/15/47	7,961,989
161,375	Series 4751, Class PL, 3.000% due 12/15/47	121,954
3,979,838	Series 4892, Class ES, 0.712% (SOFR30A + 6.036%) due 7/25/45(b)(e)	412,534
8,099,824	Series 4957, Class PB, 2.500% due 3/25/50	6,612,468
337,680	Series 5018, Class LW, 1.000% due 10/25/40	263,451
690,705	Series 5083, Class AI, 2.500% due 3/25/51(e)	96,999

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$1,488,359	Series 5092, Class WI, 2.500% due 4/25/36(e)	$142,081
827,636	Series 5169, Class IO, 3.000% due 9/25/51(e)	130,031
702,947	Series 5178, Class IO, 4.000% due 3/25/45(e)	122,750
544,537	Series 5201, Class PA, 2.500% due 3/25/52	468,229
159,000	Series 5228, Class JL, 2.500% due 10/25/41	123,641
	Federal National Mortgage Association (FNMA), Aces:
32,565,700	Series 2020-M12, Class IO, 1.285% due 7/25/29(b)(e)	1,416,621
10,081,230	Series 2020-M15, Class X1, 1.447% due 9/25/31(b)(e)	661,744
20,725,522	Series 2020-M7, Class X2, 1.239% due 3/25/31(b)(e)	1,125,622
5,392,035	Series 2022-M4, Class A1X, 2.464% due 5/25/30(b)	4,841,469
6,935,345	Series 2022-M5, Class A1, 2.354% due 1/1/34(b)	6,216,479
	Federal National Mortgage Association (FNMA), Interest Strip:
1,167,930	Series 426, Class C38, 2.000% due 3/25/52(e)	153,795
955,997	Series 429, Class C3, 2.500% due 9/25/52(e)	151,212
979,697	Series 437, Class C8, 2.500% due 6/25/52(e)	149,412
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	419,345
111,705	Series 2011-51, Class TO, 0.000% due 6/25/41(g)	82,547
124,748	Series 2013-2, Class MA, 3.500% due 2/25/43	114,194
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	860,988
1,164,341	Series 2013-72, Class IW, 3.500% due 7/25/33(e)	85,659
2,577,746	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,210,400
546,964	Series 2014-95, Class ZC, 3.000% due 1/25/45	471,006
496,731	Series 2015-55, Class PD, 2.500% due 3/25/43	472,775
594,019	Series 2016-3, Class MI, 5.500% due 2/25/46(e)	87,081
522,769	Series 2016-43, Class GZ, 3.000% due 7/25/46	437,034
804,361	Series 2017-105, Class ZE, 3.000% due 1/25/48	611,308
711,344	Series 2017-22, Class BZ, 3.500% due 4/25/47	629,762
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	6,910,677
538,998	Series 2018-91, Class BE, 3.500% due 12/25/58	471,730
359,080	Series 2020-35, Class AI, 3.000% due 6/25/50(e)	55,680
670,762	Series 2020-37, Class IM, 4.000% due 6/25/50(e)	136,443
604,424	Series 2020-74, Class HI, 5.500% due 10/25/50(e)	113,950
718,226	Series 2020-77, Class HI, 4.000% due 11/25/50(e)	146,630
1,753,183	Series 2020-99, Class KI, 1.500% due 11/25/35(e)	90,411
940,655	Series 2021-3, Class NI, 2.500% due 2/25/51(e)	140,587
902,880	Series 2021-3, Class TI, 2.500% due 2/25/51(e)	146,584
10,806,165	Series 2021-4, Class GD, 1.000% due 2/25/51	8,100,323
934,892	Series 2021-95, Class GI, 3.000% due 1/25/52(e)	142,598
806,124	Series 2022-3, Class PI, 3.000% due 1/25/52(e)	110,403
8,922,262	Series 2023-36, Class IO, 2.500% due 10/25/52(e)	1,275,426
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(d)	3,552,818
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(d)	3,040,258
	Freddie Mac Multifamily Structured Pass-Through Certificates:
104,152,546	Series K064, Class X1, 0.594% due 3/25/27(b)(e)	1,466,176
27,536,919	Series K066, Class X1, 0.743% due 6/25/27(b)(e)	496,347
2,063,240	Series K118, Class X1, 0.956% due 9/25/30(b)(e)	96,854
63,307,246	Series K119, Class X1, 0.927% due 9/25/30(b)(e)	2,872,250
28,928,221	Series K120, Class X1, 1.035% due 10/25/30(b)(e)	1,450,062
41,068,787	Series K121, Class X1, 1.021% due 10/25/30(b)(e)	2,030,034
12,659,685	Series K122, Class X1, 0.877% due 11/25/30(b)(e)	553,797
23,846,516	Series K124, Class X1, 0.718% due 12/25/30(b)(e)	886,668

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$53,630,631	Series K125, Class X1, 0.581% due 1/25/31(b)(e)	$1,612,893
30,585,935	Series K129, Class X1, 1.032% due 5/25/31(b)(e)	1,612,041
30,128,622	Series K130, Class X1, 1.037% due 6/25/31(b)(e)	1,710,733
55,968,597	Series K132, Class X1, 0.508% due 8/25/31(b)(e)	1,654,062
30,073,138	Series K-1519, Class X1, 0.594% due 12/25/35(b)(e)	1,378,138
6,560,000	Series K-154, Class A2, 4.350% due 1/25/33(b)	6,291,694
6,365,000	Series K-158, Class A2, 4.050% due 7/25/33	5,954,487
1,771,769	Series K-162, Class X1, 0.370% due 12/25/33(b)(e)	54,961
686,000	Series K517, Class A2, 5.355% due 1/25/29(b)	696,078
2,351,801	Series K753, Class X1, 0.228% due 1/1/50(b)(e)	36,388
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,396,403
	Freddie Mac Seasoned Credit Risk Transfer Trust:
292,499	Series 2019-1, Class MA, 3.500% due 7/25/58	272,192
482,682	Series 2019-1, Class MT, 3.500% due 7/25/58	420,115
5,287,330	Series 2019-4, Class MV, 3.000% due 2/25/59	4,418,068
604,061	Series 2020-1, Class MT, 2.500% due 8/25/59	491,497
5,870,470	Series 2020-2, Class MT, 2.000% due 11/25/59	4,603,039
5,643,789	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,857,394
	Freddie Mac STACR REMIC Trust:
4,851,976	Series 2021-HQA2, Class M2, 7.374% (SOFR30A + 2.050%) due 12/25/33(b)(d)	4,959,514
550,000	Series 2022-DNA4, Class M1B, 8.674% (SOFR30A + 3.350%) due 5/25/42(b)(d)	577,992
245,000	Series 2022-DNA7, Class M1B, 10.324% (SOFR30A + 5.000%) due 3/25/52(b)(d)	269,997
235,000	Series 2022-HQA3, Class M1B, 8.874% (SOFR30A + 3.550%) due 8/25/42(b)(d)	247,549
	Freddie Mac Strips:
740,133	Series 303, Class C10, 3.500% due 1/15/33(e)	69,216
898,470	Series 375, Class C1, 2.500% due 1/25/51(e)	138,984
824,352	Series 386, Class C14, 2.500% due 3/15/52(e)	112,919
2,675,688	Series 389, Class C1, 1.500% due 5/15/37(e)	149,449
1,236,073	Series 389, Class C35, 2.000% due 6/15/52(e)	153,690
	GCAT Trust:
392,850	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(d)	329,555
425,594	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(d)	352,427
575,986	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(d)	473,491
789,726	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(d)	630,815
1,130,483	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(d)	892,348
391,087	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(d)	347,701
	Government National Mortgage Association (GNMA):
653,840	Series 2012-116, Class IB, 4.000% due 9/16/42(e)	126,558
1,201,846	Series 2012-32, Class Z, 3.500% due 3/20/42	1,074,206
688,263	Series 2014-12, Class ZB, 3.000% due 1/16/44	601,045
619,986	Series 2014-46, Class IO, 5.000% due 3/16/44(e)	82,167
2,087,375	Series 2016-37, Class QF, 5.835% (1-Month TSFR + 0.514%) due 3/20/46(b)	2,035,723
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	534,801
464,161	Series 2019-5, Class JI, 5.000% due 7/16/44(e)	70,449
7,915,172	Series 2020-151, Class MI, 2.500% due 10/20/50(e)	1,108,124
23,397,929	Series 2020-173, Class JI, 2.000% due 11/20/50(e)	2,650,419
14,909,859	Series 2021-129, Class IO, 0.982% due 6/16/63(b)(e)	1,031,449
10,539,525	Series 2021-137, Class IQ, 3.000% due 8/20/51(e)	1,673,392
21,267,945	Series 2021-184, Class IO, 0.884% due 12/16/61(b)(e)	1,409,259
827,644	Series 2021-215, Class KA, 2.500% due 10/20/49	707,467
13,357,877	Series 2021-30, Class IB, 2.500% due 2/20/51(e)	1,791,139
16,940,558	Series 2021-35, Class IO, 1.030% due 12/16/62(b)(e)	1,241,723
18,897,412	Series 2021-52, Class IO, 0.720% due 4/16/63(b)(e)	1,012,760

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$15,151,236	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(b)(e)	$344,430
4,306,253	Series 2021-77, Class EA, 1.000% due 7/20/50	3,175,027
14,191,225	Series 2021-77, Class IT, 2.500% due 5/20/51(e)	1,869,257
19,479,186	Series 2021-79, Class IO, 0.882% due 8/16/63(b)(e)	1,255,852
10,407,579	Series 2022-174, Class AZ, 3.500% due 5/20/51	8,140,673
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(g)	2,202,977
437,636	Series 2022-24, Class GA, 3.000% due 2/20/52	388,559
27,835,140	Series 2022-49, Class IO, 0.762% due 3/16/64(b)(e)	1,554,375
15,206,767	Series 2022-61, Class EI, 3.000% due 7/20/51(e)	2,317,797
7,956,909	Series 2022-64, Class IO, 2.500% due 2/20/50(e)	896,245
30,906,593	Series 2022-80, Class IO, 0.593% due 6/16/64(b)(e)	1,457,781
28,354,174	Series 2022-82, Class IO, 0.538% due 2/16/64(b)(e)	1,286,673
24,325,792	Series 2024-29, Class AI, 0.745% due 10/16/65(b)(e)	1,508,618
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.310% due 3/10/41(b)(d)	1,373,243
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 7.214% (1-Month TSFR + 1.897%) due 7/15/31(b)(d)	151,680
400,000	Series 2018-TWR, Class E, 7.714% (1-Month TSFR + 2.397%) due 7/15/31(b)(d)	111,800
400,000	Series 2018-TWR, Class F, 8.414% (1-Month TSFR + 3.097%) due 7/15/31(b)(d)	69,892
400,000	Series 2018-TWR, Class G, 9.539% (1-Month TSFR + 4.222%) due 7/15/31(b)(d)	15,980
700,000	Series 2021-IP, Class D, 7.531% (1-Month TSFR + 2.214%) due 10/15/36(b)(d)	685,689
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	687,993
9,901,561	Series 2017-GS7, Class XA, 1.077% due 8/10/50(b)(e)	255,430
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,292,179
1,200,000	Series 2018-GS9, Class C, 4.348% due 3/10/51(b)	1,067,314
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,311,610
4,375,584	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.735% (1-Month TSFR + 0.414%) due 1/25/47(b)	3,838,406
1,739,520	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(d)	1,740,250
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% due 5/10/39(b)(d)	319,021
	Imperial Fund Mortgage Trust:
439,306	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(d)	356,009
809,711	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(d)	677,884
1,336,227	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(d)	1,218,299
500,000	IMT Trust, Series 2017-APTS, Class AFX, 3.478% due 6/15/34(d)	498,553
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(d)	1,739,768
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(b)(d)	791,099
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(b)(d)	177,198
666,799	Series 2022-NLP, Class A, 5.913% (1-Month TSFR + 0.597%) due 4/15/37(b)(d)	643,461
	JP Morgan Mortgage Trust:
1,881,300	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	1,839,192
6,419,907	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,479,617
1,498,343	Series 2021-3, Class B1, 2.939% due 7/25/51(b)(d)	1,182,443
	JPMBB Commercial Mortgage Securities Trust:
270,225	Series 2014-C21, Class A5, 3.775% due 8/15/47	269,470
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	509,665
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,018,706
	Legacy Mortgage Asset Trust:
317,872	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(d)	309,822
424,501	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(d)	415,546
215,044	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(d)	207,650

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$2,784,780	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.919% (1-Month TSFR + 0.594%) due 3/25/47(b)	$2,369,007
	Life Mortgage Trust:
2,978,400	Series 2021-BMR, Class D, 6.831% (1-Month TSFR + 1.514%) due 3/15/38(b)(d)	2,903,940
2,400,000	Series 2022-BMR2, Class D, 7.859% (1-Month TSFR + 2.542%) due 5/15/39(b)(d)	2,280,427
825,040	Med Trust, Series 2021-MDLN, Class G, 10.681% (1-Month TSFR + 5.364%) due 11/15/38(b)(d)	826,587
6,044,490	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,737,238
200,000	MF1 LLC, Series 2023-FL12, Class A, 7.386% (1-Month TSFR + 2.066%) due 10/19/38(b)(d)	200,400
	MFA Trust:
227,607	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(d)	205,794
320,499	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(d)	274,386
	Morgan Stanley Bank of America Merrill Lynch Trust:
13,862,386	Series 2014-C19, Class XA, 0.879% due 12/15/47(b)(e)	6,515
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,545,028
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,361,276
1,652,000	Series 2016-C31, Class C, 4.258% due 11/15/49(b)	1,388,426
	Morgan Stanley Capital I Trust:
13,611,870	Series 2016-UB11, Class XA, 1.435% due 8/15/49(b)(e)	327,371
11,816,796	Series 2016-UB12, Class XA, 0.647% due 12/15/49(b)(e)	148,522
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,222,433
20,685,964	Series 2019-L3, Class XA, 0.607% due 11/15/52(b)(e)	563,850
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	663,546
3,420,000	Series 2021-L7, Class A4, 2.322% due 10/15/54	2,802,044
1,362,053	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 5.693% due 10/25/60(b)(d)	1,373,594
798,903	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.907% due 12/15/56(b)(e)	51,418
	New Residential Mortgage Loan Trust:
294,476	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(d)	258,633
177,343	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(d)	162,031
944,301	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(d)	787,255
590,000	NJ Trust, Series 2023-GSP, Class A, 6.481% due 1/6/29(b)(d)	607,936
915,078	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(d)	759,830
	OBX Trust:
616,754	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(d)	524,512
570,806	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(d)	442,077
1,133,576	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(d)	975,624
	PMT Credit Risk Transfer Trust:
728,074	Series 2019-2R, Class A, 9.193% (1-Month TSFR + 3.864%) due 5/30/25(b)(d)	728,384
360,905	Series 2019-3R, Class A, 9.139% (SOFR30A + 3.814%) due 11/27/31(b)(d)	360,869
1,170,773	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(d)	1,113,581
786,331	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(d)	770,119
	PRPM LLC:
195,888	Series 2021-2, Class A1, 5.115% due 3/25/26(b)(d)	194,204
323,796	Series 2021-3, Class A1, step bond to yield, 4.867% due 4/25/26(d)	317,990
574,420	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(d)	564,582
466,710	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(d)	453,605
2,829,688	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(d)	2,738,443
508,267	Series 2021-8, Class A1, 1.743% due 9/25/26(b)(d)	488,099
1,315,861	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(d)	1,282,254
205,312	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(d)	182,705

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	Rali Trust:
$1,072,088	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	$817,276
2,813,532	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,202,810
3,444,225	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,918,265
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(d)	2,748,683
160,962	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(d)	148,856
2,710,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.388% due 1/5/43(b)(d)	2,092,242
	SG Residential Mortgage Trust:
829,757	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(d)	662,218
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(d)	3,754,999
3,490,000	SMRT, Series 2022-MINI, Class D, 7.267% (1-Month TSFR + 1.950%) due 1/15/39(b)(d)	3,437,724
447,911	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(d)	396,370
	Starwood Mortgage Residential Trust:
151,891	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(d)	137,316
694,170	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(d)	562,122
913,989	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(d)	767,254
879,051	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(d)	744,022
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 6.807% (1-Month TSFR + 1.490%) due 7/15/36(b)(d)	3,436,587
251,951	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 3.240% due 6/25/24(d)	249,446
	Towd Point Mortgage Trust:
1,463,429	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(d)	1,220,091
2,772,052	Series 2022-4, Class A1, 3.750% due 9/25/62(d)	2,554,787
345,854	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(d)	295,540
1,105,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.580% due 12/10/33(b)(d)	1,140,697
4,127,408	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.497% due 6/15/50(b)(e)	137,913
	VCAT LLC:
113,636	Series 2021-NPL2, Class A1, step bond to yield, 5.115% due 3/27/51(d)	111,955
543,406	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(d)	533,668
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(d)	2,783,101
235,822	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(d)	204,724
394,980	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(d)	315,910
982,444	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(d)	810,352
1,014,522	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(d)	851,790
1,220,832	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(d)	1,059,913
180,830	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(d)	165,674
281,317	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(d)	248,490
868,435	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(d)	780,196
214,477	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 4.992% due 5/25/51(d)	208,284
497,265	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 4.893% due 2/27/51(d)	487,451
1,128,069	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 5.240% due 4/25/51(d)	1,113,115
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,305,701
8,853,002	Series 2017-C38, Class XA, 0.924% due 7/15/50(b)(e)	187,942
638,116	Series 2018-C45, Class ASB, 4.147% due 6/15/51	620,986
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	687,723

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$500,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	$493,126
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $458,963,902)	394,421,084
CORPORATE BONDS & NOTES - 20.1%
Basic Materials - 0.5%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	173,928
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(d)	41,606
40,000	ASP Unifrax Holdings Inc., Senior Secured Notes, 5.250% due 9/30/28(d)	20,100
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
385,000	4.900% due 2/28/33	375,737
330,000	5.250% due 9/8/33	328,111
400,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	397,099
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	314,525
	Celanese US Holdings LLC, Company Guaranteed Notes:
530,000	6.165% due 7/15/27	537,213
380,000	6.550% due 11/15/30	396,699
200,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	191,845
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	166,203
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(d)	71,705
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	95,807
100,000	4.625% due 8/1/30	95,656
397,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(d)	391,111
	Glencore Funding LLC, Company Guaranteed Notes:
254,000	1.625% due 4/27/26(d)	236,398
1,220,000	5.371% due 4/4/29(d)	1,213,196
160,000	6.375% due 10/6/30(d)	166,470
245,000	2.850% due 4/27/31(d)	206,374
575,000	5.634% due 4/4/34(d)	564,870
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(d)	105,075
200,000	LYB International Finance III LLC, Company Guaranteed Notes, 5.500% due 3/1/34	197,582
110,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(d)	108,295
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	197,407
200,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	176,354
420,000	Rio Tinto Alcan, Inc., Senior Unsecured Notes, 6.125% due 12/15/33	442,455
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,531,567
400,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	330,072
680,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	579,271
50,000	Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	49,141
200,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	162,260
200,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(d)	174,606
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(d)	151,803
	Total Basic Materials	10,190,541
Communications - 1.9%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(d)	181,748
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(d)	134,175

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications - (continued)
	AT&T Inc., Senior Unsecured Notes:
$4,222,000	2.250% due 2/1/32	$3,404,278
4,955,000	2.550% due 12/1/33	3,908,788
225,000	5.400% due 2/15/34	223,277
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(d)	109,911
210,000	4.750% due 3/1/30(d)	178,889
95,000	4.750% due 2/1/32(d)	76,497
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	338,607
75,000	6.100% due 6/1/29	75,082
995,000	6.550% due 6/1/34	997,026
3,965,000	6.384% due 10/23/35	3,869,782
156,000	3.500% due 3/1/42	103,729
40,000	5.750% due 4/1/48	33,672
700,000	4.800% due 3/1/50	516,179
355,000	3.700% due 4/1/51	217,295
355,000	3.900% due 6/1/52	222,794
185,000	3.850% due 4/1/61	108,931
185,000	4.400% due 12/1/61	120,412
	Cisco Systems Inc., Senior Unsecured Notes:
320,000	4.950% due 2/26/31	318,166
215,000	5.350% due 2/26/64	209,311
	Clear Channel Outdoor Holdings Inc.:
50,000	Company Guaranteed Notes, 7.500% due 6/1/29(d)	41,050
45,000	Senior Secured Notes, 9.000% due 9/15/28(d)	46,836
	Comcast Corp., Company Guaranteed Notes:
215,000	4.800% due 5/15/33	207,842
1,075,000	3.750% due 4/1/40	871,308
410,000	2.887% due 11/1/51	255,034
185,000	5.650% due 6/1/54	183,510
35,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(d)	25,200
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(d)	18,450
80,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(d)	65,600
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(d)	354,426
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(d)	2,616,986
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(d)	135,325
	Digicel Group Holdings Ltd., Senior Secured Notes:
2,245	zero coupon, due 12/31/30(c)(d)	2,207
32,312	zero coupon, due 12/31/30(c)(d)	6,496
719	zero coupon, due 12/31/30(c)(d)	706
81,635	zero coupon, due 12/31/30(c)(d)	1,913
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(d)	89,206

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications - (continued)
	Discovery Communications LLC, Company Guaranteed Notes:
$54,000	4.125% due 5/15/29	$49,785
236,000	5.200% due 9/20/47	190,388
179,000	5.300% due 5/15/49	144,808
785,000	4.650% due 5/15/50	582,081
	DISH DBS Corp.:
75,000	Company Guaranteed Notes, 5.125% due 6/1/29	29,866
110,000	Senior Secured Notes, 5.750% due 12/1/28(d)	76,637
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	20,419
	Expedia Group Inc., Company Guaranteed Notes:
295,000	5.000% due 2/15/26	292,063
517,000	3.800% due 2/15/28	489,515
	Frontier Communications Holdings LLC:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(d)	43,819
90,000	5.000% due 5/1/28(d)	84,059
74,900	Secured Notes, 5.875% due 11/1/29	64,615
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(d)	122,564
50,000	Gray Television, Inc., Senior Secured Notes, 10.500% due 7/15/29(d)(f)	49,668
50,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(d)	47,031
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(d)	13,006
	Level 3 Financing, Inc.:
35,000	Secured Notes, 4.500% due 4/1/30(d)	19,862
100,000	Senior Secured Notes, 10.500% due 4/15/29(d)	99,750
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(d)	142,044
60,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(d)	55,982
372,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	376,923
360,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	349,183
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.400% due 4/15/34	197,601
192,000	Netflix Inc., Senior Unsecured Notes, 5.375% due 11/15/29(d)	193,282
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%)(b)(h)	198,135
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(d)	41,876
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(d)	56,840
	Paramount Global, Senior Unsecured Notes:
48,000	4.950% due 1/15/31	42,980
360,000	4.375% due 3/15/43	246,844
100,000	5.850% due 9/1/43	81,541
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(d)	14,851
125,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(d)	116,096
2,316,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(d)	2,302,280
20,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(d)	5,834
	T-Mobile USA Inc., Company Guaranteed Notes:
670,000	3.875% due 4/15/30	622,734
2,001,000	2.875% due 2/15/31	1,717,368
210,000	5.050% due 7/15/33	204,473
325,000	5.750% due 1/15/34	332,707
600,000	5.500% due 1/15/55	575,039
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(d)	92,852
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(d)	64,062

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications - (continued)
	Verizon Communications Inc., Senior Unsecured Notes:
$8,526,000	1.750% due 1/20/31	$6,849,922
395,000	5.500% due 2/23/54	384,836
	Total Communications	37,956,865
Consumer Cyclical - 1.1%
115,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(d)	113,030
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(d)	66,848
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(d)	22,103
	American Airlines Inc., Senior Secured Notes:
140,000	7.250% due 2/15/28(d)	139,797
130,000	8.500% due 5/15/29(d)	134,085
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	54,628
75,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(d)	66,671
475,000	AutoZone Inc., Senior Unsecured Notes, 6.550% due 11/1/33	510,191
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(d)	116,095
115,000	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(d)	115,102
105,000	Caesars Entertainment Inc., Senior Secured Notes, 6.500% due 2/15/32(d)	103,829
	Carnival Corp.:
80,000	Company Guaranteed Notes, 5.750% due 3/1/27(d)	78,527
95,000	Senior Secured Notes, 7.000% due 8/15/29(d)	97,573
60,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	56,521
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(d)	141,472
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(d)	51,529
95,000	Cummins Inc., Senior Unsecured Notes, 5.450% due 2/20/54	93,100
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	43,730
20,000	4.250% due 9/1/30	17,379
65,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(d)	63,241
197,000	Dollar General Corp., Senior Unsecured Notes, 4.250% due 9/20/24	196,050
358,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	352,881
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(d)	99,339
75,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(d)	72,812
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(d)	68,354
95,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(d)	83,970
238,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	195,616
55,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(d)	51,948
70,000	Gates Corp., Senior Unsecured Notes, 6.875% due 7/1/29(d)(f)	70,672
	General Motors Financial Co., Inc., Senior Unsecured Notes:
222,000	2.400% due 10/15/28	195,189
85,000	3.100% due 1/12/32	71,179
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	49,732
392,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(d)	388,716
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(d)	77,505
35,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(d)	31,604
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(d)	66,009
40,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(d)	27,031
70,000	Live Nation Entertainment Inc., Senior Secured Notes, 6.500% due 5/15/27(d)	70,365
455,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.400% due 9/8/25	449,251
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	123,610
65,000	Macy's Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 4/1/29(d)	62,589

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical - (continued)
$458,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	$389,162
120,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(d)	109,656
190,000	McDonald's Corp., Senior Unsecured Notes, 5.450% due 8/14/53	184,417
200,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(d)	202,704
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(d)	64,890
70,000	Senior Unsecured Notes, 7.875% due 5/1/29(d)	47,607
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(d)	92,458
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(d)	83,575
85,000	Senior Secured Notes, 8.375% due 2/1/28(d)	88,716
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., Senior Secured Notes, 8.000% due 8/1/30(d)	133,273
	O'Reilly Automotive Inc., Senior Unsecured Notes:
96,000	5.750% due 11/20/26	96,933
290,000	4.700% due 6/15/32	277,941
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(d)	45,900
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(d)	21,785
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
135,000	5.500% due 8/31/26(d)	133,012
60,000	6.250% due 3/15/32(d)	59,727
70,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(d)	66,308
130,000	Six Flags Entertainment Corp./Six Flags Theme Parks Inc., Senior Secured Notes, 6.625% due 5/1/32(d)	130,095
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(d)	107,816
1,709,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	1,698,174
	Staples Inc.:
45,000	Senior Secured Notes, 7.500% due 4/15/26(d)	44,992
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(d)	31,161
160,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(d)	157,069
2,420,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	2,286,205
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(d)	107,691
20,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(d)	11,344
	Tapestry Inc., Senior Unsecured Notes:
135,000	7.050% due 11/27/25	137,233
94,000	7.700% due 11/27/30	98,216
1,329,861	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,286,430
120,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(d)	110,916
45,000	Vail Resorts, Inc., Company Guaranteed Notes, 6.500% due 5/15/32(d)	45,295
165,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(d)	163,461
	Viking Cruises Ltd.:
145,000	Company Guaranteed Notes, 5.875% due 9/15/27(d)	141,577
125,000	Senior Unsecured Notes, 9.125% due 7/15/31(d)	134,657
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(d)	4,695,482
2,075,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 5.141% due 3/15/52	1,638,023
215,000	Warnermedia Holdings, Inc., Company Guaranteed Notes, 4.054% due 3/15/29	197,971

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical - (continued)
$20,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(d)	$4,400
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(d)	143,788
	Total Consumer Cyclical	20,359,933
Consumer Non-cyclical - 1.8%
	AbbVie Inc., Senior Unsecured Notes:
393,000	3.850% due 6/15/24	392,623
205,000	4.950% due 3/15/31	203,289
90,000	5.400% due 3/15/54	88,721
210,000	5.500% due 3/15/64	206,447
258,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(d)	214,589
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	181,815
200,000	4.375% due 7/3/29	175,237
60,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(d)	52,408
995,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(d)	938,473
105,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(d)	104,676
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
48,000	Senior Secured Notes, 6.625% due 7/15/26(d)	47,972
90,000	Senior Unsecured Notes, 9.750% due 7/15/27(d)	89,237
	Amgen Inc., Senior Unsecured Notes:
135,000	5.250% due 3/2/30	135,353
2,765,000	5.250% due 3/2/33	2,743,972
384,000	5.750% due 3/2/63	378,095
190,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 2.900% due 3/1/32	161,191
200,000	Ashtead Capital Inc., Company Guaranteed Notes, 5.800% due 4/15/34(d)	198,642
	BAT Capital Corp., Company Guaranteed Notes:
275,000	5.834% due 2/20/31	278,541
140,000	6.000% due 2/20/34	141,462
174,000	4.540% due 8/15/47	135,145
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(d)	172,975
45,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(d)	32,598
	Bausch Health Cos., Inc.:
30,000	Company Guaranteed Notes, 5.250% due 1/30/30(d)	15,225
110,000	Senior Secured Notes, 4.875% due 6/1/28(d)	80,575
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
295,000	5.200% due 2/22/34	293,095
85,000	5.500% due 2/22/44	84,124
550,000	5.550% due 2/22/54	541,509
105,000	Campbell Soup Co., Senior Unsecured Notes, 5.400% due 3/21/34	103,870
443,000	Cardinal Health, Inc., Senior Unsecured Notes, 4.900% due 9/15/45	388,454
	Cargill Inc., Senior Unsecured Notes:
660,000	2.125% due 11/10/31(d)	536,202
80,000	4.000% due 6/22/32(d)	73,628
320,000	4.750% due 4/24/33(d)	308,841
30,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(d)	28,516
450,000	Centene Corp., Senior Unsecured Notes, 3.000% due 10/15/30	382,611
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(d)	62,680
85,000	4.750% due 2/15/31(d)	67,114
775,000	Cigna Group, Senior Unsecured Notes, 5.000% due 5/15/29	767,877

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
	CommonSpirit Health, Senior Secured Notes:
$325,000	2.760% due 10/1/24	$321,639
355,000	5.205% due 12/1/31	348,457
	Conagra Brands Inc., Senior Unsecured Notes:
600,000	5.300% due 10/1/26	598,923
725,000	4.850% due 11/1/28	708,846
95,000	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(d)	93,582
90,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes, 6.625% due 7/15/30(d)	90,639
	CSL Finance PLC, Company Guaranteed Notes:
210,000	4.050% due 4/27/29(d)	199,504
185,000	4.250% due 4/27/32(d)	173,157
	CVS Health Corp., Senior Unsecured Notes:
210,000	5.300% due 6/1/33	204,346
947,000	4.780% due 3/25/38	842,340
145,000	4.125% due 4/1/40	116,930
450,000	2.700% due 8/21/40	298,435
295,000	5.875% due 6/1/53	282,790
420,000	Elevance Health Inc., Senior Unsecured Notes, 5.125% due 2/15/53	385,606
545,000	Elevance Health, Inc., Senior Unsecured Notes, 5.375% due 6/15/34	543,407
20,000	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	18,511
171,860	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	167,349
150,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(d)	149,925
400,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	253,800
	Garda World Security Corp.:
115,000	Senior Secured Notes, 4.625% due 2/15/27(d)	109,281
85,000	Senior Unsecured Notes, 6.000% due 6/1/29(d)	76,340
195,000	Gilead Sciences Inc., Senior Unsecured Notes, 5.250% due 10/15/33	195,156
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	290,294
	HCA Inc., Company Guaranteed Notes:
65,000	5.450% due 4/1/31	64,591
430,000	5.600% due 4/1/34	426,287
210,000	5.125% due 6/15/39	194,959
215,000	5.250% due 6/15/49	190,709
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(d)	6,812
480,000	Hormel Foods Corp., Senior Unsecured Notes, 4.800% due 3/30/27	477,744
180,000	Humana Inc., Senior Unsecured Notes, 5.875% due 3/1/33	182,361
215,000	Humana, Inc., Senior Unsecured Notes, 5.375% due 4/15/31	212,884
200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	201,535
140,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	143,336
50,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes, 5.125% due 2/1/28	49,139
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	64,684
330,000	3.002% due 6/1/51	218,950
195,000	Keurig Dr Pepper, Inc., Company Guaranteed Notes, 5.200% due 3/15/31	193,511
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,670,434
90,000	Kronos Acquisition Holdings Inc./KIK Custom Products Inc., Senior Secured Notes, 5.000% due 12/31/26(d)	87,190
200,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	190,313
115,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(d)	108,605

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
$75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(d)	$74,253
135,000	LifePoint Health, Inc., Senior Unsecured Notes, 10.000% due 6/1/32(d)	135,490
200,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	162,793
105,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(d)	96,724
230,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(d)	216,816
145,000	Merck & Co., Inc., Senior Unsecured Notes, 4.500% due 5/17/33	139,362
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	165,124
75,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(d)	53,262
895,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	711,631
200,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(d)	188,338
140,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(d)	133,108
20,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(d)	8,650
200,000	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.300% due 5/19/53	191,206
	Philip Morris International Inc., Senior Unsecured Notes:
150,000	5.125% due 11/17/27	149,695
755,000	5.125% due 2/15/30	749,147
270,000	5.125% due 2/13/31	265,727
455,000	5.375% due 2/15/33	451,246
435,000	5.625% due 9/7/33	438,604
199,000	5.250% due 2/13/34	194,909
45,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/29(d)	42,862
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(d)	58,904
488,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	394,638
	Radiology Partners Inc.:
26,291	Secured Notes, 9.781% due 2/15/30(d)(i)	20,599
35,856	Senior Secured Notes, 7.775% due 1/31/29(d)(i)	33,032
55,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(d)	55,082
	Royalty Pharma PLC, Company Guaranteed Notes:
955,000	2.200% due 9/2/30	790,006
5,000	2.150% due 9/2/31	3,989
333,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	227,633
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(d)	110,037
175,000	Smith & Nephew PLC, Senior Unsecured Notes, 5.400% due 3/20/34	171,470
	Solventum Corp., Company Guaranteed Notes:
695,000	5.400% due 3/1/29(d)	690,641
140,000	5.450% due 3/13/31(d)	138,064
260,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(d)	257,760
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(d)	129,931
207,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	195,455
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	89,154
100,000	Secured Notes, 6.250% due 2/1/27	99,919
120,000	Senior Secured Notes, 6.125% due 6/15/30	118,939
468,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	377,826
75,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(d)	69,303
	Tyson Foods Inc., Senior Unsecured Notes:
65,000	5.400% due 3/15/29	64,944
225,000	5.700% due 3/15/34	223,662
80,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(d)	66,025

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
	UnitedHealth Group Inc., Senior Unsecured Notes:
$135,000	4.000% due 5/15/29	$129,051
290,000	4.200% due 5/15/32	271,603
310,000	3.500% due 8/15/39	249,812
85,000	4.950% due 5/15/62	75,676
145,000	6.050% due 2/15/63	152,151
525,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 5.375% due 4/15/54	509,193
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(d)	43,392
120,000	US Foods Inc., Company Guaranteed Notes, 7.250% due 1/15/32(d)	123,847
198,000	Verisk Analytics, Inc., Senior Unsecured Notes, 5.250% due 6/5/34(f)	193,725
120,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	114,854
70,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(d)	73,171
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(d)	81,976
55,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(d)	53,465
	Total Consumer Non-cyclical	34,988,959
Energy - 2.2%
250,000	Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	247,099
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(d)	65,611
	AI Candelaria Spain SA, Senior Secured Notes:
206,250	7.500% due 12/15/28	201,437
250,000	5.750% due 6/15/33(d)	197,867
300,000	Aker BP ASA, Senior Unsecured Notes, 4.000% due 1/15/31(d)	271,120
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(d)	459,553
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(d)	50,943
	BP Capital Markets America Inc., Company Guaranteed Notes:
90,000	2.721% due 1/12/32	76,322
3,005,000	4.812% due 2/13/33	2,906,371
3,244,000	4.893% due 9/11/33	3,149,390
70,000	2.939% due 6/4/51	44,588
140,000	3.379% due 2/8/61	92,383
508,000	BP Capital Markets America, Inc., Company Guaranteed Notes, 5.227% due 11/17/34	502,666
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	105,969
145,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.950% due 7/15/30	126,453
70,000	Cenovus Energy Inc., Senior Unsecured Notes, 2.650% due 1/15/32	57,601
407,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	391,904
250,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	237,581
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(d)	129,792
75,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(d)	78,712
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(d)	112,424
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(d)	68,304
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
215,000	6.042% due 8/15/28(d)	218,906
310,000	5.681% due 1/15/34(d)	304,007
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
565,000	5.927% due 8/15/30(d)	573,310
195,000	6.036% due 11/15/33(d)	198,762
195,000	6.544% due 11/15/53(d)	206,613

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
	ConocoPhillips Co., Company Guaranteed Notes:
$370,000	5.050% due 9/15/33	$365,052
336,000	3.800% due 3/15/52	250,971
50,000	5.550% due 3/15/54	49,246
190,000	4.025% due 3/15/62	142,795
215,000	5.700% due 9/15/63	214,210
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(h)	303,712
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(d)	234,280
335,000	Diamondback Energy Inc., Company Guaranteed Notes, 6.250% due 3/15/33	349,922
	Diamondback Energy, Inc., Company Guaranteed Notes:
135,000	5.400% due 4/18/34	133,075
60,000	5.900% due 4/18/64	57,842
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	380,891
	Enbridge Inc., Company Guaranteed Notes:
35,000	6.000% due 11/15/28	35,925
935,000	5.700% due 3/8/33	938,245
55,000	2.500% due 8/1/33	43,411
	Enbridge, Inc., Company Guaranteed Notes:
170,000	5.300% due 4/5/29	169,677
575,000	5.625% due 4/5/34	571,538
	Energy Transfer LP:
	Senior Unsecured Notes:
745,000	6.400% due 12/1/30	777,568
3,354,000	4.900% due 3/15/35	3,125,887
1,683,000	5.950% due 10/1/43	1,632,095
203,000	5.950% due 5/15/54	195,308
225,000	Company Guaranteed Notes, 5.000% due 5/15/44	194,629
565,000	ENI SpA, Senior Unsecured Notes, 5.500% due 5/15/34(d)	561,257
340,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	258,038
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
200,000	2.625% due 3/31/36(d)	160,446
329,681	2.940% due 9/30/40(d)	259,349
129,440	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	126,281
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
330,000	6.129% due 2/23/38(d)	333,958
200,000	6.510% due 2/23/42(d)	207,071
171,358	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	156,029
	Gulfport Energy Corp., Company Guaranteed Notes:
158	8.000% due 5/17/26	160
56,206	8.000% due 5/17/26(d)	56,976
170,000	Halliburton Co., Senior Unsecured Notes, 4.850% due 11/15/35	162,177
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(d)	101,356
	Hess Corp., Senior Unsecured Notes:
430,000	7.300% due 8/15/31	479,911
268,000	7.125% due 3/15/33	300,877
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
150,000	6.250% due 11/1/28(d)	148,086
30,000	8.375% due 11/1/33(d)	32,091
402,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	388,052
125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(d)	126,898
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(d)	89,825

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
	MPLX LP, Senior Unsecured Notes:
$168,000	1.750% due 3/1/26	$157,295
350,000	2.650% due 8/15/30	298,958
423,000	5.500% due 6/1/34	413,735
60,000	4.950% due 3/14/52	51,091
85,000	Nabors Industries Inc., Company Guaranteed Notes, 9.125% due 1/31/30(d)	87,770
45,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(d)	45,110
95,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(d)	96,705
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	133,709
4,720,000	Occidental Petroleum Corp., Senior Unsecured Notes, 7.150% due 5/15/28	4,943,275
	ONEOK Inc., Company Guaranteed Notes:
290,000	3.100% due 3/15/30	257,008
235,000	6.100% due 11/15/32	242,147
181,000	6.625% due 9/1/53	193,558
140,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	152,458
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(d)	54,535
60,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	58,629
140,000	Permian Resources Operating LLC, Company Guaranteed Notes, 7.000% due 1/15/32(d)	143,025
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	143,977
200,000	5.625% due 6/19/47	120,823
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	167,917
580,000	Phillips 66 Co., Company Guaranteed Notes, 5.300% due 6/30/33	570,438
256,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.000% due 3/15/27	253,865
160,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 5.000% due 11/15/29(d)	158,096
355,000	Schlumberger Investment SA, Company Guaranteed Notes, 5.000% due 6/1/34	348,100
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	312,535
365,000	3.000% due 11/26/51	237,813
65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(d)	67,439
65,000	Southwestern Energy Co., Company Guaranteed Notes, 4.750% due 2/1/32	58,916
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(d)	89,862
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	54,518
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(d)	65,173
170,000	Targa Resources Corp., Company Guaranteed Notes, 6.150% due 3/1/29	175,099
755,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	674,858
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(d)	5,448,204
420,000	TotalEnergies Capital SA, Company Guaranteed Notes, 5.638% due 4/5/64	418,143
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	138,705
50,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(d)	50,201
77,625	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(d)	77,421
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(d)	97,090
65,000	8.375% due 6/1/31(d)	67,028
65,000	9.875% due 2/1/32(d)	69,699
45,000	Vital Energy, Inc., Company Guaranteed Notes, 7.875% due 4/15/32(d)	45,691
110,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(d)	113,735

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
	Williams Cos., Inc., Senior Unsecured Notes:
$155,000	5.650% due 3/15/33	$155,887
200,000	5.150% due 3/15/34	194,145
	Total Energy	42,895,191
Financial - 8.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,097,000	1.650% due 10/29/24	1,078,509
2,794,000	6.450% due 4/15/27	2,860,021
135,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	132,791
319,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	312,649
303,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 5.250% due 5/15/36	290,462
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(d)	98,015
378,000	American Express Co., Senior Unsecured Notes, 3.950% due 8/1/25	371,641
325,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	318,199
	American Tower Corp., Senior Unsecured Notes:
249,000	3.600% due 1/15/28	233,988
1,680,000	3.950% due 3/15/29	1,575,484
315,000	3.800% due 8/15/29	291,496
2,618,000	2.100% due 6/15/30	2,175,588
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(d)	91,919
65,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(d)	42,420
290,000	Aon Corp., Company Guaranteed Notes, 2.800% due 5/15/30	252,747
145,000	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	142,809
605,000	Aon North America Inc., Company Guaranteed Notes, 5.450% due 3/1/34	599,199
203,000	Ares Capital Corp., Senior Unsecured Notes, 3.250% due 7/15/25	196,670
85,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(d)	79,100
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(d)	652,150
	Athene Holding Ltd., Senior Unsecured Notes:
580,000	5.875% due 1/15/34	578,632
210,000	6.250% due 4/1/54	210,614
396,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(d)	393,214
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%)(b)(d)(h)	138,000
350,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	321,028
200,000	Banco del Estado de Chile, Junior Subordinated Notes, 7.950% (5-Year CMT Index + 3.228%)(b)(d)(h)	206,360
400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(b)(h)	403,487
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)(d)	189,057
150,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	144,750
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	289,500
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(b)(h)	398,260
400,000	Banco Santander SA, Senior Non-Preferred Notes, 5.538% (1-Year CMT Index + 1.450%) due 3/14/30(b)	396,918

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$400,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	$392,045
	Bank of America Corp.:
	Senior Unsecured Notes:
118,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	116,833
290,000	5.933% (SOFRRATE + 1.340%) due 9/15/27(b)	292,803
595,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(b)	560,663
1,025,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(b)	879,185
375,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(b)	306,207
7,245,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(b)	5,875,860
4,120,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(b)	3,462,584
240,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(b)	197,984
535,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(b)	450,884
405,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(b)	402,339
739,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(b)	591,197
	Bank of Montreal:
350,000	Senior Unsecured Notes, 5.511% due 6/4/31(c)(f)	351,439
480,000	Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(b)	387,218
	Bank of New York Mellon Corp., Senior Unsecured Notes:
530,000	6.317% (SOFRRATE + 1.598%) due 10/25/29(b)	552,440
230,000	4.975% (SOFRRATE + 1.085%) due 3/14/30(b)	227,609
305,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(b)	299,613
	Barclays PLC, Senior Unsecured Notes:
300,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(b)	315,875
5,000,000	4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(b)	4,886,718
215,000	6.490% (SOFRRATE + 2.220%) due 9/13/29(b)	222,282
755,000	5.690% (SOFRRATE + 1.740%) due 3/12/30(b)	754,513
400,000	BBVA Bancomer SA, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	374,232
120,000	BlackRock Funding, Inc., Company Guaranteed Notes, 5.250% due 3/14/54	115,652
604,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(d)	473,043
680,000	BNP Paribas SA, Senior Preferred Notes, 5.894% (SOFRRATE + 1.866%) due 12/5/34(b)(d)	699,689
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,652,255
2,975,000	3.250% due 1/30/31	2,507,767
	BPCE SA, Senior Non-Preferred Notes:
520,000	2.045% (SOFRRATE + 1.087%) due 10/19/27(b)(d)	477,268
615,000	6.714% (SOFRRATE + 2.270%) due 10/19/29(b)(d)	638,981
660,000	7.003% (SOFRRATE + 2.590%) due 10/19/34(b)(d)	710,978
500,000	5.936% (SOFRRATE + 1.850%) due 5/30/35(b)(d)	499,889
334,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	273,192
200,000	CaixaBank SA, Senior Non-Preferred Notes, 5.673% (SOFRRATE + 1.780%) due 3/15/30(b)(d)	199,180
	Capital One Financial Corp., Senior Unsecured Notes:
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(b)	99,197
385,000	6.312% (SOFRRATE + 2.640%) due 6/8/29(b)	392,948
650,000	3.273% (SOFRRATE + 1.790%) due 3/1/30(b)	584,122
75,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(b)	73,263
600,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(b)	656,218
	Citigroup Inc., Senior Unsecured Notes:
823,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(b)	781,899
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(b)	5,683,106

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$210,000	Citigroup, Inc., Senior Unsecured Notes, 5.174% (SOFRRATE + 1.364%) due 2/13/30(b)	$207,951
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 5.841% (SOFRRATE + 2.010%) due 1/23/30(b)	248,409
195,000	Citizens Financial Group, Inc., Senior Unsecured Notes, 6.645% (SOFRRATE + 2.325%) due 4/25/35(b)	200,071
	Corebridge Financial Inc., Senior Unsecured Notes:
440,000	3.850% due 4/5/29	410,210
110,000	6.050% due 9/15/33(d)	112,462
390,000	5.750% due 1/15/34	392,419
	Crown Castle Inc., Senior Unsecured Notes:
115,000	3.800% due 2/15/28	108,492
695,000	4.800% due 9/1/28	678,079
411,000	4.300% due 2/15/29	390,947
480,000	5.600% due 6/1/29	482,922
245,000	3.100% due 11/15/29	218,102
3,410,000	2.100% due 4/1/31	2,744,160
200,000	Danske Bank AS, Senior Non-Preferred Notes, 5.705% (1-Year CMT Index + 1.400%) due 3/1/30(b)(d)	200,216
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	186,855
	Deutsche Bank AG:
	Senior Non-Preferred Notes:
285,000	6.720% (SOFRRATE + 3.180%) due 1/18/29(b)	294,281
150,000	6.819% (SOFRRATE + 2.510%) due 11/20/29(b)	155,707
235,000	Senior Preferred Notes, 5.414% due 5/10/29	234,581
135,000	Discover Financial Services, Senior Unsecured Notes, 7.964% (SOFRRATE + 3.370%) due 11/2/34(b)	151,867
	Equinix Inc., Senior Unsecured Notes:
215,000	3.900% due 4/15/32	193,978
363,000	2.950% due 9/15/51	223,873
480,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(d)	422,383
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	76,800
199,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 2/1/34	193,535
165,000	F&G Annuities & Life, Inc., Company Guaranteed Notes, 6.500% due 6/4/29(f)	164,738
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(d)	5,349,355
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(d)	105,805
224,847	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(d)(i)	213,890
345,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	337,673
	Goldman Sachs Group Inc., Senior Unsecured Notes:
775,000	6.754% (3-Month TSFR + 1.432%) due 5/15/26(b)	780,718
125,000	4.482% (SOFRRATE + 1.725%) due 8/23/28(b)	121,811
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(b)	242,112
975,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(b)	813,765
645,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(b)	526,475
450,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.727% (SOFRRATE + 1.265%) due 4/25/30(b)	455,942
429,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(d)	396,384
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(d)	60,937
	Host Hotels & Resorts LP, Senior Unsecured Notes:
443,000	3.500% due 9/15/30	390,816
400,000	5.700% due 7/1/34	392,042

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
	HSBC Holdings PLC, Senior Unsecured Notes:
$440,000	5.887% (SOFRRATE + 1.570%) due 8/14/27(b)	$442,969
350,000	4.583% (3-Month TSFR + 1.796%) due 6/19/29(b)	337,849
620,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(b)	542,901
705,000	5.733% (SOFRRATE + 1.520%) due 5/17/32(b)	707,119
690,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(b)	681,386
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(d)	66,042
500,000	Huntington National Bank, Senior Unsecured Notes, 5.650% due 1/10/30	500,156
50,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	48,998
165,000	Intercontinental Exchange, Inc., Senior Unsecured Notes, 5.250% due 6/15/31	165,561
	Intesa Sanpaolo SpA:
320,000	Senior Non-Preferred Notes, 7.778% (1-Year CMT Index + 3.900%) due 6/20/54(b)(d)	342,979
240,000	Senior Preferred Notes, 7.800% due 11/28/53(d)	269,087
	Iron Mountain Inc., Company Guaranteed Notes:
155,000	7.000% due 2/15/29(d)	157,098
80,000	4.500% due 2/15/31(d)	71,198
	JPMorgan Chase & Co., Senior Unsecured Notes:
310,000	3.960% (3-Month TSFR + 1.507%) due 1/29/27(b)	302,268
375,000	6.070% (SOFRRATE + 1.330%) due 10/22/27(b)	381,168
197,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(b)	194,433
600,000	3.509% (3-Month TSFR + 1.207%) due 1/23/29(b)	564,684
530,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(b)	529,401
600,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(b)	606,531
746,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(b)	626,178
5,350,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(b)	4,422,266
461,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(b)	390,591
3,735,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(b)	3,692,997
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(d)	84,158
	M&T Bank Corp., Senior Unsecured Notes:
795,000	7.413% (SOFRRATE + 2.800%) due 10/30/29(b)	835,767
625,000	5.053% (SOFRRATE + 1.850%) due 1/27/34(b)	575,061
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
35,000	6.400% due 3/26/29(d)	35,368
45,000	6.500% due 3/26/31(d)	45,691
523,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(b)(d)	429,997
1,015,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	974,506
150,000	Markel Group, Inc., Senior Unsecured Notes, 6.000% due 5/16/54	149,136
235,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	218,146
444,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(d)	299,363
1,070,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(d)	874,850
	Morgan Stanley, Senior Unsecured Notes:
180,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(b)	180,630
2,260,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(b)	1,966,864
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(b)	387,482
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(b)	151,928
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(b)	3,554,613
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(d)	134,054
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	94,899
70,000	NNN REIT, Inc., Senior Unsecured Notes, 5.500% due 6/15/34	69,057

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
	OneMain Finance Corp., Company Guaranteed Notes:
$115,000	7.125% due 3/15/26	$116,688
125,000	7.500% due 5/15/31	125,040
2,420,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(d)	1,957,448
400,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	380,973
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(d)	90,749
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(d)	156,009
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(d)	40,325
80,000	7.875% due 12/15/29(d)	81,908
	PNC Financial Services Group Inc., Senior Unsecured Notes:
335,000	5.300% (SOFRRATE + 1.342%) due 1/21/28(b)	334,038
90,000	6.037% (SOFRRATE + 2.140%) due 10/28/33(b)	92,359
5,725,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(b)	5,496,106
425,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	422,904
140,000	Principal Life Global Funding II, Senior Secured Notes, 5.100% due 1/25/29(d)	138,623
95,000	Prologis Targeted US Logistics Fund LP, Company Guaranteed Notes, 5.250% due 4/1/29(d)	94,584
	Realty Income Corp., Senior Unsecured Notes:
200,000	5.050% due 1/13/26	198,598
325,000	4.900% due 7/15/33	309,901
325,000	Reinsurance Group of America, Inc., Senior Unsecured Notes, 5.750% due 9/15/34	323,255
99,000	Royal Bank of Canada, Senior Unsecured Notes, 5.150% due 2/1/34	97,614
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(d)	3,084,282
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,567,147
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200%) due 6/15/33(b)(d)	1,333,854
	Standard Chartered PLC, Senior Unsecured Notes:
565,000	7.767% (1-Year CMT Index + 3.450%) due 11/16/28(b)(d)	601,379
425,000	5.905% (1-Year CMT Index + 1.450%) due 5/14/35(b)(d)	424,521
70,000	Starwood Property Trust, Inc., Senior Unsecured Notes, 7.250% due 4/1/29(d)	69,615
239,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	196,344
3,295,000	Truist Financial Corp., Senior Unsecured Notes, 5.122% (SOFRRATE + 1.852%) due 1/26/34(b)	3,138,041
	UBS Group AG, Senior Unsecured Notes:
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(b)(d)	266,452
330,000	6.246% (1-Year CMT Index + 1.800%) due 9/22/29(b)(d)	339,314
225,000	5.428% (1-Year CMT Index + 1.520%) due 2/8/30(b)(d)	224,007
305,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(b)(d)	283,519
200,000	2.095% (1-Year CMT Index + 1.000%) due 2/11/32(b)(d)	160,760
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(d)	2,897,286
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(d)	2,942,221
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(b)(d)	1,495,559
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,620,086
65,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(d)	65,011
	US Bancorp:
1,145,000	Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(b)	1,078,784
4,859,000	Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(b)	3,798,324
5,650,000	Ventas Realty LP, Company Guaranteed Notes, 3.850% due 4/1/27	5,417,485

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$270,000	VICI Properties LP, Senior Unsecured Notes, 4.950% due 2/15/30	$258,656
415,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(d)	388,416
	Wells Fargo & Co., Senior Unsecured Notes:
385,000	3.000% due 4/22/26	368,536
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(b)	388,586
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(b)	1,074,415
412,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(b)	391,653
160,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(b)	157,152
270,000	5.574% (SOFRRATE + 1.740%) due 7/25/29(b)	271,526
395,000	2.879% (3-Month TSFR + 1.432%) due 10/30/30(b)	347,993
330,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(b)	284,001
955,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(b)	823,521
490,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(b)	468,895
5,870,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(b)	5,777,190
280,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(b)	297,814
295,000	5.499% (SOFRRATE + 1.780%) due 1/23/35(b)	292,444
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(b)	209,718
5,725,000	Welltower OP LLC, Company Guaranteed Notes, 2.750% due 1/15/32	4,781,549
481,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(b)	393,371
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	578,246
390,000	Willis North America, Inc., Company Guaranteed Notes, 5.350% due 5/15/33	380,202
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(d)	99,891
95,000	4.875% due 6/1/29(d)	87,524
	Total Financial	163,453,452
Industrial - 1.0%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(d)	71,078
215,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(d)	214,570
	AGCO Corp., Company Guaranteed Notes:
100,000	5.450% due 3/21/27	99,895
135,000	5.800% due 3/21/34	134,764
165,000	Allegion US Holding Co., Inc., Company Guaranteed Notes, 5.600% due 5/29/34	164,709
331,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	313,958
50,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(d)	51,089
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(d)	381,902
195,000	Berry Global, Inc., Senior Secured Notes, 5.800% due 6/15/31(d)	194,024
390,483	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	289,348
	Boeing Co., Senior Unsecured Notes:
146,000	5.040% due 5/1/27	142,687
190,000	6.298% due 5/1/29(d)	191,540
160,000	5.150% due 5/1/30	152,660
221,000	6.388% due 5/1/31(d)	223,554
305,000	6.528% due 5/1/34(d)	309,245
55,000	3.750% due 2/1/50	35,773
45,000	5.805% due 5/1/50	40,294
120,000	6.858% due 5/1/54(d)	121,707
225,000	5.930% due 5/1/60	198,457
110,000	Bombardier Inc., Senior Unsecured Notes, 8.750% due 11/15/30(d)	118,029
20,000	Bombardier, Inc., Senior Unsecured Notes, 7.000% due 6/1/32(d)(f)	20,073
70,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(d)	75,148
105,000	Builders FirstSource, Inc., Company Guaranteed Notes, 6.375% due 3/1/34(d)	102,934
200,000	Cemex SAB de CV, Subordinated Notes, 9.125% (5-Year CMT Index + 5.157%)(b)(d)(h)	214,962

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial - (continued)
$100,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 5.100% due 4/20/29	$99,208
60,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(d)	55,949
75,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(d)	61,001
544,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	381,640
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(d)	1,105,528
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(d)	115,200
105,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(d)	104,118
155,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.875% due 12/1/30(d)	161,968
210,000	Genesee & Wyoming, Inc., Senior Secured Notes, 6.250% due 4/15/32(d)	207,567
65,000	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(d)	66,301
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(d)	32,379
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	111,165
135,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(d)	138,649
410,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	407,484
75,000	JELD-WEN Inc., Company Guaranteed Notes, 4.875% due 12/15/27(d)	70,274
	L3Harris Technologies, Inc., Senior Unsecured Notes:
390,000	5.050% due 6/1/29	385,734
460,000	5.350% due 6/1/34	454,037
85,833	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	83,930
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(d)	64,863
95,000	Senior Unsecured Notes, 5.875% due 6/30/29(d)	88,053
105,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(d)	104,303
161,272	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,594
	Northrop Grumman Corp., Senior Unsecured Notes:
520,000	5.150% due 5/1/40	498,490
410,000	5.200% due 6/1/54	383,643
775,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	674,853
187,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	188,239
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(d)	92,759
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
150,000	5.750% due 5/24/26(d)	150,500
203,000	4.200% due 4/1/27(d)	196,252
170,000	6.050% due 8/1/28(d)	173,511
115,000	5.350% due 3/30/29(d)	114,393
1,085,000	Regal Rexnord Corp., Company Guaranteed Notes, 6.050% due 4/15/28	1,101,436
60,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(d)	54,805
155,000	RTX Corp., Senior Unsecured Notes, 5.750% due 11/8/26	156,534
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, Company Guaranteed Notes, 3.500% due 8/2/28	172,381
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(d)	107,830
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(d)	62,379
40,000	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(d)	43,701
180,000	Standard Industries Inc., Senior Unsecured Notes, 4.375% due 7/15/30(d)	160,629
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	136,678
135,000	Senior Secured Notes, 6.875% due 12/15/30(d)	136,699
100,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(d)	108,693

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial - (continued)
$194,000	Veralto Corp., Company Guaranteed Notes, 5.350% due 9/18/28(d)	$194,265
	WRKCo Inc., Company Guaranteed Notes:
445,000	3.750% due 3/15/25	438,001
5,245,000	3.900% due 6/1/28	4,976,080
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(d)	173,458
	Total Industrial	18,809,554
Technology - 0.4%
355,000	Adobe, Inc., Senior Unsecured Notes, 4.800% due 4/4/29	354,291
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(d)	99,807
165,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	164,430
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(d)	15,039
457,000	Broadcom Inc., Senior Unsecured Notes, 3.419% due 4/15/33(d)	390,540
20,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(d)	9,550
210,000	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	195,244
105,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(d)	107,798
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(d)	50,155
	Cloud Software Group Inc.:
40,000	Secured Notes, 9.000% due 9/30/29(d)	38,706
65,000	Senior Secured Notes, 6.500% due 3/31/29(d)	61,646
	Constellation Software Inc., Senior Unsecured Notes:
30,000	5.158% due 2/16/29(d)	29,747
230,000	5.461% due 2/16/34(d)	228,743
120,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(d)	111,596
195,000	Fiserv Inc., Senior Unsecured Notes, 5.450% due 3/15/34	193,382
755,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(d)	769,405
155,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.900% due 10/1/24	155,023
	Intel Corp., Senior Unsecured Notes:
295,000	5.150% due 2/21/34	289,225
160,000	3.250% due 11/15/49	106,568
145,000	4.750% due 3/25/50	124,453
200,000	5.050% due 8/5/62	176,125
260,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 4.100% due 10/15/41	199,827
316,000	Marvell Technology Inc., Company Guaranteed Notes, 1.650% due 4/15/26	294,760
35,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(d)	32,398
307,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	294,969
370,000	NVIDIA Corp., Senior Unsecured Notes, 2.850% due 4/1/30	333,629
303,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.875% due 6/18/26	294,049
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	145,722
45,000	6.250% due 11/9/32	47,471
365,000	4.900% due 2/6/33	352,766
325,000	3.800% due 11/15/37	267,232
1,604,000	3.600% due 4/1/50	1,115,802
	Qorvo Inc., Company Guaranteed Notes:
175,000	1.750% due 12/15/24	170,858
115,000	3.375% due 4/1/31(d)	97,089
394,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	389,496
60,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(d)	60,380
418,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	391,252
	Total Technology	8,159,173

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities - 2.8%
$200,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.000% due 8/3/26	$187,638
420,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	279,757
115,000	AEP Texas, Inc., Senior Unsecured Notes, 5.450% due 5/15/29	114,933
450,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	320,106
	Arizona Public Service Co., Senior Unsecured Notes:
130,000	6.350% due 12/15/32	136,085
155,000	5.550% due 8/1/33	153,069
180,000	5.700% due 8/15/34	179,924
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,127,735
115,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	115,051
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(d)	134,471
800,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(d)	740,509
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(d)	211,987
95,000	Calpine Corp., Senior Secured Notes, 4.500% due 2/15/28(d)	89,333
460,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 5.400% due 6/1/29	459,677
198,056	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(d)	156,311
60,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(d)	57,041
	Cleco Corporate Holdings LLC:
70,000	Senior Secured Notes, 4.973% due 5/1/46	57,465
180,000	Senior Unsecured Notes, 3.375% due 9/15/29	156,100
156,200	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	155,945
400,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	264,354
	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes:
105,000	5.375% due 5/15/34	104,764
165,000	5.700% due 5/15/54	163,979
1,550,000	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	1,547,641
	Dominion Energy Inc., Senior Unsecured Notes:
3,375,000	3.375% due 4/1/30	3,031,490
1,005,000	5.375% due 11/15/32	993,188
30,000	6.300% due 3/15/33	31,151
310,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	313,736
1,225,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	1,192,325
	Duke Energy Corp., Senior Unsecured Notes:
4,000,000	0.900% due 9/15/25	3,771,800
623,000	2.650% due 9/1/26	587,331
165,000	2.450% due 6/1/30	140,686
835,000	2.550% due 6/15/31	698,007
65,000	5.000% due 8/15/52	56,758
275,000	Duke Energy Florida LLC, 1st Mortgage Notes, 5.875% due 11/15/33	285,754
190,000	Duke Energy Ohio, Inc., 1st Mortgage Notes, 5.550% due 3/15/54	183,925
715,000	Edison International, Senior Unsecured Notes, 5.250% due 11/15/28	707,698
130,350	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	116,011
91,240	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	88,644
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	164,275
100,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	99,231
	Entergy Louisiana LLC, 1st Mortgage Notes:
1,100,000	4.950% due 1/15/45	971,419
125,000	4.750% due 9/15/52	107,433
780,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	693,134
	Eversource Energy, Senior Unsecured Notes:
960,000	5.125% due 5/15/33	919,489
463,000	5.500% due 1/1/34	453,212

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$125,000	FirstEnergy Corp., Senior Unsecured Notes, 4.150% due 7/15/27	$119,046
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34(f)	1,951,507
	Georgia Power Co., Senior Unsecured Notes:
185,000	4.700% due 5/15/32	178,316
290,000	4.950% due 5/17/33	282,146
245,000	5.250% due 3/15/34	243,306
380,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(d)	332,365
152,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	132,153
260,000	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(d)	259,925
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(d)	79,748
387,100	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(d)	385,181
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(d)	391,269
126,424	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	123,296
300,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	267,104
210,820	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	199,486
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(d)	258,334
135,000	National Grid PLC, Senior Unsecured Notes, 5.602% due 6/12/28	135,795
	National Rural Utilities Cooperative Finance Corp.:
	Secured Notes:
510,000	4.150% due 12/15/32	468,485
140,000	5.800% due 1/15/33	144,241
210,000	Senior Unsecured Notes, 5.000% due 2/7/31	208,876
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
180,000	4.255% due 9/1/24	179,267
1,455,000	2.250% due 6/1/30	1,228,714
120,000	NextEra Energy Capital Holdings, Inc., Company Guaranteed Notes, 5.550% due 3/15/54	116,105
	NiSource Inc., Senior Unsecured Notes:
614,000	3.600% due 5/1/30	560,160
50,000	5.400% due 6/30/33	49,332
595,000	NiSource, Inc., Senior Unsecured Notes, 5.350% due 4/1/34	581,855
65,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(d)	55,699
355,000	NSTAR Electric Co., Senior Unsecured Notes, 5.400% due 6/1/34	354,409
410,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	357,828
200,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(d)	197,622
480,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	463,115
380,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.650% due 11/15/33	388,475
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	188,500
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,232,000	5.450% due 6/15/27	1,228,940
505,000	4.550% due 7/1/30	476,815
1,245,000	2.500% due 2/1/31	1,025,638
595,000	6.150% due 1/15/33	606,930
585,000	6.400% due 6/15/33	607,248
180,000	6.950% due 3/15/34	194,079
180,000	6.750% due 1/15/53	190,178
610,000	Senior Secured Notes, 3.250% due 6/1/31	524,191
	Pike Corp.:
125,000	Company Guaranteed Notes, 5.500% due 9/1/28(d)	118,962
65,000	Senior Unsecured Notes, 8.625% due 1/31/31(d)	68,463
260,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 5.450% due 3/1/54	255,240
285,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 6.125% due 10/15/33	295,295

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Public Service Enterprise Group, Inc., Senior Unsecured Notes:
$160,000	5.200% due 4/1/29	$158,877
100,000	5.450% due 4/1/34	98,774
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	524,262
230,000	4.100% due 6/15/30	210,075
145,000	Sempra, Senior Unsecured Notes, 3.400% due 2/1/28	136,150
276,322	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	249,060
	Southern California Edison Co., 1st Mortgage Notes:
385,000	5.150% due 6/1/29	383,424
130,000	2.850% due 8/1/29	115,853
325,000	2.250% due 6/1/30	273,390
587,000	5.450% due 6/1/31	588,956
215,000	5.950% due 11/1/32	222,048
915,000	5.200% due 6/1/34	890,790
545,000	4.125% due 3/1/48	425,901
	Southern California Gas Co., 1st Mortgage Notes:
555,000	5.200% due 6/1/33	549,797
5,955,000	5.750% due 6/1/53	5,889,307
530,000	5.600% due 4/1/54	517,235
	Southern Co.:
	Senior Unsecured Notes:
385,000	4.850% due 6/15/28	380,907
330,000	5.200% due 6/15/33	323,523
620,000	5.700% due 3/15/34	629,000
420,000	Junior Subordinated Notes, 3.750% (5-Year CMT Index + 2.915%) due 9/15/51(b)	390,878
110,000	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 5.750% due 9/15/33	112,419
438,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	366,661
445,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	430,135
180,934	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	166,491
	Virginia Electric & Power Co., Senior Unsecured Notes:
665,000	5.000% due 4/1/33	644,777
620,000	5.000% due 1/15/34	599,362
105,000	5.350% due 1/15/54	99,395
	Vistra Operations Co. LLC, Company Guaranteed Notes:
70,000	7.750% due 10/15/31(d)	72,735
65,000	6.875% due 4/15/32(d)	65,422
325,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	320,824
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	214,008
	Total Utilities	55,044,647
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $418,332,863)	391,858,315

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.7%
$1,000,000	37 Capital CLO I Ltd., Series 2021-1A, Class A, 6.790% (3-Month TSFR + 1.462%) due 10/15/34(b)(d)	$1,002,262
	Affirm Asset Securitization Trust:
505,000	Series 2023-A, Class 1A, 6.610% due 1/18/28(d)	506,730
405,000	Series 2024-A, Class A, 5.610% due 2/15/29(d)	402,944
2,090,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(d)	2,067,842
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 7.440% (3-Month TSFR + 2.112%) due 10/15/29(b)(d)	500,652
415,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(d)	415,390
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,452,151
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(d)	3,765,225
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 7.390% (3-Month TSFR + 2.062%) due 4/15/31(b)(d)	500,352
1,120,000	Ares XLIII CLO Ltd., Series 2017-43A, Class BR, 7.290% (3-Month TSFR + 1.962%) due 7/15/34(b)(d)	1,120,192
703,315	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(d)	701,428
1,323,585	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 5.669% (1-Month TSFR + 0.344%) due 5/25/37(b)	907,539
	Avis Budget Rental Car Funding AESOP LLC:
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(d)	5,722,673
470,000	Series 2023-7A, Class A, 5.900% due 8/21/28(d)	473,635
385,000	Series 2024-1A, Class A, 5.360% due 6/20/30(d)	381,923
535,000	Series 2024-3A, Class A, 5.230% due 12/20/30(d)	526,298
1,045,000	Bain Capital Credit CLO Ltd., Series 2023-4A, Class B, 7.825% (3-Month TSFR + 2.500%) due 10/21/36(b)(d)	1,051,116
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 7.369% (3-Month TSFR + 2.100%) due 1/20/37(b)(d)	838,319
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.735% (3-Month TSFR + 1.412%) due 4/24/34(b)(d)	1,001,524
57,019	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(d)	55,882
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 6.686% (3-Month TSFR + 1.362%) due 4/20/34(b)(d)	1,087,335
	BSPRT Issuer Ltd.:
564,579	Series 2021-FL6, Class A, 6.531% (1-Month TSFR + 1.214%) due 3/15/36(b)(d)	559,489
370,000	Series 2021-FL7, Class B, 7.481% (1-Month TSFR + 2.164%) due 12/15/38(b)(d)	359,475
500,000	Carlyle US CLO, Series 2024-4A, Class D, 0.000% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)(d)	500,000
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,633,012
936,661	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 5.599% (1-Month TSFR + 0.274%) due 10/25/36(b)	905,589
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 7.429% (3-Month TSFR + 2.112%) due 7/17/34(b)(d)	1,496,783
750,000	Series 2019-10A, Class DR, 9.086% (3-Month TSFR + 3.762%) due 4/20/32(b)(d)	750,232
4,271,966	C-BASS Trust, Series 2006-CB9, Class A4, 5.899% (1-Month TSFR + 0.574%) due 11/25/36(b)	1,865,680
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(d)	269,072
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(d)	111,587
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(d)	96,136
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(d)	179,986
654,429	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650% due 5/15/35(d)	654,109
1,600,000	Clover CLO LLC, Series 2021-1A, Class A, 6.686% (3-Month TSFR + 1.362%) due 4/22/34(b)(d)	1,603,976

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$230,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.770% due 10/15/30	$226,292
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(d)	915,632
569,171	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(d)	568,484
625,848	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(d)	625,916
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.806% (3-Month TSFR + 1.482%) due 1/20/35(b)(d)	1,252,676
465,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680% due 3/15/34(d)	465,146
3,847,298	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.755% (1-Month TSFR + 0.594%) due 5/25/36(b)	2,457,287
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(d)	924,204
	DB Master Finance LLC:
1,585,913	Series 2019-1A, Class A23, 4.352% due 5/20/49(d)	1,492,989
325,650	Series 2021-1A, Class A23, 2.791% due 11/20/51(d)	267,178
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(d)	366,369
	Domino's Pizza Master Issuer LLC:
848,663	Series 2015-1A, Class A2II, 4.474% due 10/25/45(d)	830,817
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(d)	883,148
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(d)	1,100,474
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(d)	308,142
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(d)	372,804
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 7.717% (3-Month TSFR + 2.400%) due 10/17/36(b)(d)	983,230
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 7.578% (3-Month TSFR + 2.250%) due 4/16/36(b)(d)	658,154
	Enterprise Fleet Financing LLC:
480,000	Series 2023-1, Class A3, 5.420% due 10/22/29(d)	477,824
200,000	Series 2024-1, Class A3, 5.160% due 9/20/30(d)	198,587
	Exeter Automobile Receivables Trust:
414,166	Series 2021-1A, Class D, 1.080% due 11/16/26	405,079
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(d)	857,579
197,000	Series 2022-6A, Class B, 6.030% due 8/16/27	196,972
470,000	Series 2023-1A, Class B, 5.720% due 4/15/27	469,507
201,000	Series 2023-3A, Class B, 6.110% due 9/15/27	201,109
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 8.490% (3-Month TSFR + 3.162%) due 7/15/30(b)(d)	800,242
5,101,334	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 5.719% (1-Month TSFR + 0.394%) due 3/25/37(b)	2,598,278
1,360,011	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(d)	1,307,168
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(d)	170,818
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(d)	464,598
5,640,000	Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.200% due 2/15/27	5,688,462
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(d)	6,574,900
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(d)	3,438,112
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,366,228
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,421,330

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.729% (3-Month TSFR + 1.400%) due 4/14/35(b)(d)	$2,002,687
491,086	FS RIALTO, Series 2021-FL2, Class A, 6.654% (1-Month TSFR + 1.334%) due 5/16/38(b)(d)	484,166
	GLS Auto Receivables Issuer Trust:
212,968	Series 2021-2A, Class C, 1.080% due 6/15/26(d)	211,796
100,000	Series 2022-3A, Class B, 4.920% due 1/15/27(d)	99,471
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,679,712
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,424,069
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,491,739
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,565,745
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,316,198
1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 9.725% (3-Month TSFR + 4.400%) due 10/20/36(b)(d)	1,005,954
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(d)	957,918
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 7.431% (1-Month TSFR + 2.114%) due 9/15/37(b)(d)	781,075
1,000,000	Halsey Point CLO I Ltd., Series 2019-1A, Class B1, 7.786% (3-Month TSFR + 2.462%) due 1/20/33(b)(d)	999,941
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(d)	1,236,718
	Home Partners of America Trust:
1,650,152	Series 2021-1, Class D, 2.477% due 9/17/41(d)	1,372,592
753,773	Series 2021-1, Class E, 2.577% due 9/17/41(d)	609,349
868,367	Series 2021-1, Class F, 3.325% due 9/17/41(d)	690,385
4,081,196	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(d)	3,515,126
3,105,000	HPEFS Equipment Trust, Series 2024-1A, Class A3, 5.180% due 5/20/31(d)	3,091,844
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,937,339
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,838,305
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 6.339% (1-Month TSFR + 1.014%) due 9/25/35(b)	3,609,704
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 10.575% (3-Month TSFR + 5.250%) due 10/20/36(b)(d)	1,014,175
99,798	KREF Ltd., Series 2021-FL2, Class A, 6.505% (1-Month TSFR + 1.184%) due 2/15/39(b)(d)	97,802
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(d)	3,336,834

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$1,000,000	LCM XV LP, Series 15A, Class DR, 9.286% (3-Month TSFR + 3.962%) due 7/20/30(b)(d)	$995,338
468,140	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(d)	461,898
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.819% (3-Month TSFR + 1.502%) due 10/17/34(b)(d)	1,001,712
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.785% (3-Month TSFR + 1.462%) due 7/25/34(b)(d)	1,000,992
36,674	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(d)	36,632
7,636,427	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.808% (1-Month TSFR + 0.394%) due 11/25/37(b)	3,624,930
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(d)	1,017,477
	MF1 Ltd.:
358,183	Series 2021-FL7, Class A, 6.515% (1-Month TSFR + 1.194%) due 10/16/36(b)(d)	356,168
135,613	Series 2022-FL8, Class A, 6.670% (1-Month TSFR + 1.350%) due 2/19/37(b)(d)	134,511
845,000	Series 2022-FL8, Class AS, 7.070% (1-Month TSFR + 1.750%) due 2/19/37(b)(d)	828,100
	Navient Private Education Refi Loan Trust:
361,436	Series 2021-EA, Class A, 0.970% due 12/16/69(d)	312,620
557,551	Series 2021-FA, Class A, 1.110% due 2/18/70(d)	474,028
706,077	Series 2023-A, Class A, 5.510% due 10/15/71(d)	703,646
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 6.174% (1-Month TSFR + 0.849%) due 10/25/35(b)	3,336,803
1,050,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(d)	929,461
1,635,000	OCP CLO Ltd., Series 2020-20A, Class A1R, 6.823% (3-Month TSFR + 1.530%) due 4/18/37(b)(d)	1,645,159
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 7.675% (3-Month TSFR + 2.350%) due 4/20/36(b)(d)	929,810
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 8.840% (3-Month TSFR + 3.512%) due 10/15/34(b)(d)	597,872
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 6.984% (3-Month TSFR + 1.662%) due 2/14/31(b)(d)	961,168
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(d)	991,110
216,538	Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740% due 5/15/29(d)	216,107
	Pagaya AI Debt Trust:
1,499,802	Series 2022-1, Class B, 3.344% due 10/15/29(d)	1,469,604
703,288	Series 2023-3, Class A, 7.600% due 12/16/30(d)	707,398
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(d)	2,918,343
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 8.440% (1-Month TSFR + 3.115%) due 3/25/26(b)(d)	1,818,222
745,000	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(d)	746,574
437,066	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(d)	424,190
	Pretium Mortgage Credit Partners I LLC:
500,954	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(d)	489,825
903,427	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(d)	880,936
	Progress Residential Trust:
2,065,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(d)	1,814,762
329,225	Series 2022-SFR3, Class A, 3.200% due 4/17/39(d)	308,589
245,684	Series 2022-SFR5, Class A, 4.451% due 6/17/39(d)	237,663
1,063,454	Series 2022-SFR6, Class A, 4.451% due 7/20/39(d)	1,027,258
548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(d)	524,863
470,000	Series 2024-SFR2, Class A, 3.300% due 4/17/41(d)	426,150
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 7.229% (3-Month TSFR + 1.912%) due 7/17/31(b)(d)	1,001,368

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$1,040,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000% due 9/15/48(d)	$999,311
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 7.979% (3-Month TSFR + 2.650%) due 10/15/35(b)(d)	1,434,708
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(d)	164,086
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 6.810% (3-Month TSFR + 1.482%) due 10/15/34(b)(d)	501,259
	Santander Drive Auto Receivables Trust:
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	362,489
635,000	Series 2023-3, Class B, 5.610% due 7/17/28	634,760
520,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.470% due 12/20/29(d)	520,877
500,000	Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 8.610% (3-Month TSFR + 3.282%) due 7/15/30(b)(d)	499,636
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(d)	908,030
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 6.655% (3-Month TSFR + 1.332%) due 4/25/34(b)(d)	1,711,879
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(d)	583,913
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(d)	321,888
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 8.631% (1-Month TSFR + 3.314%) due 4/17/38(b)(d)	3,400,907
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.749% (1-Month TSFR + 0.424%) due 7/25/36(b)	2,918,520
	Subway Funding LLC:
500,000	Series 2024-1A, Class A23, 6.505% due 7/30/54(d)(f)	500,000
885,000	Series 2024-1A, Class A2I, 6.028% due 7/30/54(d)(f)	885,000
777,537	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(d)	600,372
1,740,361	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(d)	1,412,594
5,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	5,477,265
933,375	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(d)	759,544
138,438	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(d)	138,095
712,980	Texas Natural Gas Securitization Finance Corp., Series , Class , 5.102% due 4/1/35	711,811
2,300,000	T-Mobile US Trust, Series 2024-1A, Class A, 5.050% due 9/20/29(d)	2,285,097
73,655	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480% due 8/17/26(d)	73,672
	Tricon Residential Trust:
379,649	Series 2023-SFR1, Class A, 5.100% due 7/17/40(d)	373,556
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(d)	250,697
367,609	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.635% (1-Month TSFR + 1.314%) due 3/15/38(b)(d)	364,852
	Upstart Pass-Through Trust:
187,648	Series 2021-ST3, Class A, 2.000% due 5/20/27(d)	184,401
260,489	Series 2021-ST4, Class A, 2.000% due 7/20/27(d)	252,731
73,541	Upstart Securitization Trust, Series 2020-1, Class C, 4.899% due 4/22/30(d)	73,391
1,000,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.475% (3-Month TSFR + 4.150%) due 10/20/34(b)(d)	1,001,433
852,516	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(d)	849,114
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(d)	666,841
1,059,451	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(d)	1,024,187
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.720% (3-Month TSFR + 1.392%) due 4/15/34(b)(d)	1,710,862
700,214	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(d)	677,643

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
	Verizon Master Trust:
$3,315,000	Series 2023-2, Class C, 5.380% due 4/13/28	$3,291,887
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,326,674
534,408	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(d)	515,764
465,734	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(d)	459,022
287,009	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 5.240% due 3/27/51(d)	283,841
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 9.136% (3-Month TSFR + 3.812%) due 7/20/32(b)(d)	500,291
	Wellfleet CLO X Ltd.:
1,329,148	Series 2019-XA, Class A1R, 6.756% (3-Month TSFR + 1.432%) due 7/20/32(b)(d)	1,332,074
1,000,000	Series 2019-XA, Class A2R, 7.336% (3-Month TSFR + 2.012%) due 7/20/32(b)(d)	999,922
	Westlake Automobile Receivables Trust:
200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(d)	199,146
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(d)	897,444
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(d)	891,664
330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	327,096
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $220,065,075)	207,784,450
SENIOR LOANS(b) - 0.7%
65,000	1011778 B.C. Unlimited Liability Co., 7.578% (1-Month USD-SOFR + 0.225%) due 9/20/30	65,025
64,000	AAdvantage Loyality IP Ltd., 10.336% (3-Month USD-SOFR + 0.475%) due 4/20/28	66,427
245,312	Access CIG LLC, 10.330% (3-Month USD-SOFR + 0.500%) due 8/18/28	247,152
	Acrisure LLC:
109,147	8.944% (1-Month USD-SOFR + 0.350%) due 2/15/27	109,041
219,938	9.694% (1-Month USD-SOFR + 0.425%) due 2/15/27	220,487
125,625	Acuris Finance US Inc., 9.452% (3-Month USD-SOFR + 0.400%) due 2/16/28	125,913
94,313	ADMI Corp., due 12/23/27(j)	91,767
75,000	Air Canada, 7.833% (3-Month USD-SOFR + 0.250%) due 3/21/31(c)	75,343
233,825	Alliant Holdings Intermediate LLC, 8.820% (1-Month USD-SOFR + 0.350%) due 11/6/30	234,692
158,750	Allied Universal Holdco LLC, due 5/12/28(j)	158,723
60,855	Allspring Buyer LLC, 8.824% (3-Month USD-SOFR + 0.325%) due 11/1/28	60,674
49,575	Altice France SA, 10.829% (3-Month USD-SOFR + 0.550%) due 8/15/28	37,181
40,000	AmWINS Group Inc., 7.694% (1-Month USD-SOFR + 0.225%) due 2/19/28	40,074
15,000	APi Group DE Inc., 7.329% (1-Month USD-SOFR + 0.200%) due 12/18/28	15,041
	Applied Systems Inc.:
160,000	8.809% (3-Month USD-SOFR + 0.350%) due 2/24/31	161,286
20,000	10.559% (3-Month USD-SOFR + 0.525%) due 2/23/32	20,706
60,000	Artera Services LLC, 9.809% (3-Month USD-SOFR + 0.450%) due 2/15/31	60,437
295,823	Ascend Learning LLC, 8.929% (1-Month USD-SOFR + 0.350%) due 12/11/28	295,406
165,000	AssuredPartners Inc., 8.829% (1-Month USD-SOFR + 0.350%) due 2/14/31	166,224
	Asurion LLC:
20,000	10.694% (1-Month USD-SOFR + 0.525%) due 1/31/28	18,769
84,786	9.679% (1-Month USD-SOFR + 0.425%) due 8/19/28	84,080
266,695	Aveanna Healthcare LLC, 9.197% (3-Month USD-SOFR + 0.375%) due 7/17/28	259,444
328,587	Bausch + Lomb Corp., 8.670% (1-Month USD-SOFR + 0.325%) due 5/10/27	325,117
294,263	Boxer Parent Co., Inc., 9.329% (1-Month USD-SOFR + 0.400%) due 12/29/28	296,287
64,837	Brand Industrial Services Inc., 9.827% (3-Month USD-SOFR + 0.450%) due 8/1/30	65,175
65,000	Broadstreet Partners Inc., due 5/9/31(j)	65,273
	Caesars Entertainment Inc.:
138,600	8.097% (3-Month USD-SOFR + 0.275%) due 2/6/30	138,888
115,000	8.097% (3-Month USD-SOFR + 0.275%) due 2/6/31	115,179
90,000	Camelot U.S. Acquisition LLC, 8.079% (1-Month USD-SOFR + 0.275%) due 1/31/31	90,022

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - (continued)
$15,000	Carnival Corp., 8.075% (1-Month USD-SOFR + 0.275%) due 10/18/28	$15,105
60,000	Cedar Fair LP, 7.313% (3-Month USD-SOFR + 0.200%) due 5/1/31	60,188
45,000	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 0.425%) due 3/24/31	45,193
155,000	Central Parent LLC, 8.577% (1-Month USD-SOFR + 0.325%) due 7/6/29	156,189
69,820	Charter Next Generation Inc., 8.829% (1-Month USD-SOFR + 0.350%) due 12/1/27	70,113
56,908	ClubCorp Holdings Inc., 10.564% (3-Month USD-SOFR + 0.500%) due 9/18/26	57,178
79,797	Clydesdale Acquisition Holdings Inc., 9.104% (1-Month USD-SOFR + 0.368%) due 4/13/29	80,196
7,812	Columbus McKinnon Corp., 7.809% (3-Month USD-SOFR + 0.250%) due 5/14/28	7,856
18,430	Connect Finco SARL, 8.829% (1-Month USD-SOFR + 0.350%) due 12/11/26	17,582
102,011	Cornerstone OnDemand Inc., 9.194% (1-Month USD-SOFR + 0.375%) due 10/16/28	98,356
200,000	Cotiviti Inc., due 5/1/31(j)	200,626
35,000	CPI Holdco B LLC, 7.321% (1-Month USD-SOFR + 0.200%) due 5/17/31	35,007
59,534	CSC Holdings LLC, 7.931% (1-Month USD-SOFR + 0.250%) due 4/15/27	46,891
34,533	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-SOFR + 0.300%) due 5/1/24(c)	388
117,080	DCert Buyer Inc., 9.329% (1-Month USD-SOFR + 0.400%) due 10/16/26	116,430
35,690	DIRECTV Financing LLC, 10.444% (1-Month USD-SOFR + 0.500%) due 8/2/27	35,782
	Dynasty Acquisition Co., Inc.:
248,775	8.829% (1-Month USD-SOFR + 0.350%) due 8/24/28	250,782
184,580	EAB Global Inc., 8.944% (1-Month USD-SOFR + 0.350%) due 8/16/28	185,003
74,847	Eagle Parent Corp., 9.552% (3-Month USD-SOFR + 0.425%) due 4/2/29	73,537
24,250	Ecovyst Catalyst Technologies LLC, 7.930% (3-Month USD-SOFR + 0.250%) due 6/9/28	24,267
50,000	Edelman Financial Engines Center LLC, due 10/20/28(j)	50,000
	EG Group Ltd.:
19,531	9.704% (3-Month USD-SOFR + 0.425%) due 3/31/26	19,483
64,837	11.238% (3-Month USD-SOFR + 0.550%) due 2/7/28	63,378
	Epicor Software Corp.,:
40,000	due 5/23/31(j)	40,170
324,641	Fertitta Entertainment LLC, 9.071% (1-Month USD-SOFR + 0.375%) due 1/27/29	325,465
75	Flame NewCo LLC, 7.429% (1-Month USD-SOFR + 0.200%) due 6/30/28	72
258,026	Gainwell Acquisition Corp., 9.409% (3-Month USD-SOFR + 0.400%) due 10/1/27	250,393
179,543	Garda World Security Corp., 9.583% (3-Month USD-SOFR + 0.425%) due 2/1/29	181,024
75,000	Grant Thornton Advisors LLC, due 6/2/31(j)	75,501
106,446	Great Outdoors Group LLC, 9.194% (1-Month USD-SOFR + 0.375%) due 3/6/28	106,496
24,077	Greystone Select Financial LLC, 10.588% (3-Month USD-SOFR + 0.500%) due 6/16/28	23,957
42,029	Grifols Worldwide Operations Ltd., 7.459% (3-Month USD-SOFR + 0.200%) due 11/15/27	41,699
25,000	Hamilton Projects Acquiror LLC, due 5/22/31(j)	25,110
69,822	Hexion Holdings Corp., 9.977% (3-Month USD-SOFR + 0.450%) due 3/15/29	69,822
149,163	Hunter Douglas Holding BV, 8.836% (3-Month USD-SOFR + 0.350%) due 2/26/29(c)	148,204
220,000	Husky Injection Molding Systems Ltd., 10.326% (6-Month USD-SOFR + 0.500%) due 2/15/29	221,514
120,000	Ineos Quattro Holdings UK Ltd., 9.679% (1-Month USD-SOFR + 0.425%) due 4/2/29	119,926
365,000	Ineos US Finance LLC, 9.079% (1-Month USD-SOFR + 0.375%) due 2/7/31	366,672
170,000	Kenan Advantage Group Inc., 9.079% (1-Month USD-SOFR + 0.375%) due 1/25/29	169,405
77,301	Kronos Acquisition Holdings Inc., 9.314% (3-Month USD-SOFR + 0.375%) due 12/22/26	77,365
135,000	LBM Acquisition LLC, due 5/30/31(c)(j)	133,819
85,000	LC Ahab US Bidco LLC, 8.829% (1-Month USD-SOFR +0.350%), due 5/1/31	85,372
246,026	LifePoint Health Inc., 10.056% (3-Month USD-SOFR + 0.475%) due 11/16/28	247,648
24,549	Lions Gate Capital Holdings LLC, 7.679% (1-Month USD-SOFR + 0.225%) due 3/24/25	24,493
35,451	Maravai Intermediate Holdings LLC, 8.327% (3-Month USD-SOFR + 0.300%) due 10/19/27	34,941
80,000	Mavis Tire Express Services Topco Corp., 9.079% (1-Month USD-SOFR +0.375%), due 5/4/28	80,455
	McAfee Corp.:
5,000	due 3/1/29(j)	4,998

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - (continued)
$82,871	9.163% (1-Month USD-SOFR + 0.375%) due 3/1/29	$82,829
35,000	MI Windows & Doors LLC, 8.829% (1-Month USD-SOFR + 0.350%) due 3/28/31	35,241
71,500	Mileage Plus Holdings LLC, 10.733% (3-Month USD-SOFR + 0.525%) due 6/21/27	73,092
90,000	Modena Buyer LLC, due 4/18/31(j)	88,050
170,000	Motion Acquisition Ltd., 9.071% (3-Month USD-SOFR + 0.350%) due 11/12/29(c)	170,170
17,707	NASCAR Holdings LLC, 0.000% (1-Month USD-SOFR + 0.250%) due 10/19/26	17,811
65,000	NEP Group Inc., due 8/19/26(j)	62,562
145,417	Olympus Water US Holding Corp., 9.321% (3-Month USD-SOFR + 0.375%) due 11/9/28	145,944
296,080	OneDigital Borrower LLC, 9.679% (1-Month USD-SOFR + 0.425%) due 11/16/27	297,383
79,800	Ontario Gaming GTA LP, 9.559% (3-Month USD-SOFR + 0.425%) due 8/1/30	80,244
25,000	Organon & Co., 7.821% (1-Month USD-SOFR + 0.250%) due 5/19/31	25,188
327,500	Osmosis Buyer Ltd., 9.320% (1-Month USD-SOFR + 0.400%) due 7/31/28	328,774
150,000	Pacific Dental Services LLC, 8.567% (1-Month USD-SOFR + 0.325%) due 3/15/31	151,032
	Packaging Coordinators Midco Inc.:
145,000	8.575% (1-Month USD-SOFR + 0.325%) due 11/30/27	145,363
51,153	9.098% (3-Month USD-SOFR + 0.350%) due 11/30/27	51,281
72,938	PetSmart LLC, 9.179% (1-Month USD-SOFR + 0.375%) due 2/11/28	72,612
83,634	Polaris Newco LLC, 9.591% (3-Month USD-SOFR + 0.400%) due 6/2/28	83,650
74,543	Pregis TopCo LLC, 9.079% (1-Month USD-SOFR + 0.375%) due 7/31/26	74,743
	Pretium PKG Holdings Inc.:
48,847	7.827% (3-Month USD-SOFR + 0.250%) due 10/2/28	50,129
72,841	8.524% (3-Month USD-SOFR + 0.320%) due 10/2/28	63,235
65,000	Radiology Partners Inc., due 1/31/29(j)	61,994
35,000	Radnet Management Inc., 7.827% (3-Month USD-SOFR + 0.250%) due 4/18/31	35,029
80,000	Resideo Funding Inc., due 5/21/31(j)	80,200
89,715	Scientific Games Holdings LP, 8.556% (3-Month USD-SOFR + 0.325%) due 4/4/29	89,919
38,635	SkyMiles IP Ltd., 9.075% (3-Month USD-SOFR + 0.375%) due 10/20/27	39,750
19,150	SMG US Midco 2 Inc., 8.242% (6-Month USD-SOFR + 0.250%) due 1/23/25	19,144
245,000	Sotera Health Holdings LLC, due 5/23/31(j)	243,929
140,000	SS&C Technologies Holdings Inc., 7.320% (3-Month USD-SOFR + 0.200%) due 5/9/31	140,531
60,000	Station Casinos LLC, 7.579% (1-Month USD-SOFR + 0.225%) due 3/14/31	60,121
75,000	Stubhub Holdco Sub LLC, 10.079% (1-Month USD-SOFR + 0.475%) due 3/15/30	74,953
26,732	SWF Holdings I Corp., 9.444% (1-Month USD-SOFR + 0.400%) due 10/6/28	22,274
48,625	Tecta America Corp., 9.444% (1-Month USD-SOFR + 0.400%) due 4/10/28	48,791
264,338	TK Elevator Midco GmbH, 8.791% (3-Month USD-SOFR + 0.350%) due 4/30/30	265,990
43,340	Tricorbraun Holdings Inc., 8.694% (1-Month USD-SOFR + 0.325%) due 3/3/28	43,240
131,288	Triton Water Holdings Inc., 8.814% (3-Month USD-SOFR + 0.325%) due 3/31/28	131,035
195,000	UKG Inc., 8.820% (1-Month USD-SOFR + 0.350%) due 2/10/31	196,388
200,000	United AirLines Inc., 8.071% (1-Month USD-SOFR + 0.275%) due 2/22/31	200,464
36,894	Upbound Group Inc., 8.079% (1-Month USD-SOFR + 0.275%) due 2/17/28	36,956
70,000	Vestis Corp., 7.577% (3-Month USD-SOFR + 0.225%) due 2/22/31	69,694
30,000	Vistra Zero Operating Co. LLC, 8.075% (1-Month USD-SOFR + 0.275%) due 4/30/31	30,195
135,000	Wand Newco 3 Inc., 9.079% (1-Month USD-SOFR + 0.375%) due 1/30/31	135,952
9,979	WestJet Airlines Ltd., 8.428% (1-Month USD-SOFR + 0.300%) due 12/11/26	10,014
165,000	WestJet Loyalty LP, 9.048% (3-Month USD-SOFR + 0.375%) due 2/14/31	165,795
140,000	Wyndham Hotels & Resorts Inc., due 5/24/30(j)	140,210
35,000	Zayo Group Holdings Inc., 8.444% (1-Month USD-SOFR + 0.300%) due 3/9/27	30,278
20,000	Ziggo Financing Partnership, 7.931% (1-Month USD-SOFR + 0.250%) due 4/30/28	19,733
	TOTAL SENIOR LOANS
	(Cost - $12,751,154)	12,765,796

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - 0.5%
Bermuda - 0.1%
	Bermuda Government International Bond:
$890,000	2.375% due 8/20/30	$740,480
800,000	5.000% due 7/15/32	765,040
	Total Bermuda	1,505,520
Chile - 0.0%
440,000	Chile Government International Bond, 4.950% due 1/5/36	418,008
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	118,528
Guatemala - 0.0%
200,000	Guatemala Government Bond, 4.375% due 6/5/27	189,500
Hungary - 0.1%
	Hungary Government International Bond:
360,000	6.125% due 5/22/28(d)	365,941
835,000	5.500% due 3/26/36(d)	794,502
	Total Hungary	1,160,443
Israel - 0.0%
280,000	Israel Government International Bond, 5.750% due 3/12/54	252,991
Mexico - 0.2%
	Mexico Government International Bond:
410,000	3.500% due 2/12/34	334,630
1,775,000	6.000% due 5/7/36	1,741,766
500,000	6.338% due 5/4/53	476,620
400,000	6.400% due 5/7/54	385,003
	Total Mexico	2,938,019
Panama - 0.0%
	Panama Government International Bond:
200,000	6.875% due 1/31/36	192,838
300,000	3.870% due 7/23/60	167,724
	Total Panama	360,562
Peru - 0.0%
135,000	Peruvian Government International Bond, 3.000% due 1/15/34	107,845
Romania - 0.1%
	Romanian Government International Bond:
1,134,000	5.875% due 1/30/29(d)	1,122,660
1,228,000	3.000% due 2/14/31	1,016,096
	Total Romania	2,138,756
Saudi Arabia - 0.0%
410,000	Saudi Government International Bond, 5.750% due 1/16/54(d)	394,966
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	179,030
	TOTAL SOVEREIGN BONDS
	(Cost - $10,472,374)	9,764,168

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California - 0.0%
$20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	$21,799
360,000	AA-	State of California, GO, 7.300% due 10/1/39	414,169
		Total California	435,968
Massachusetts - 0.0%
478,085	Aa1(k)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	464,604

New York - 0.1%
680,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	739,684
810,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	775,566
		Total New York	1,515,250
Texas - 0.0%
95,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	83,721
		TOTAL MUNICIPAL BONDS
		(Cost - $2,953,473)	2,499,543

Shares/Units

EXCHANGE TRADED FUND (ETF) - 2.7%
581,772	iShares 20+ Year Treasury Bond
	(Cost - $52,236,959)	52,621,277
COMMON STOCKS - 0.0%
INDUSTRIAL - 0.0%
Metals & Mining - 0.0%
1,907	Flame Aggregator LLC*(c)	11,595
	Total Metals & Mining	11,595
	TOTAL INDUSTRIAL	11,595
	TOTAL COMMON STOCKS
	(Cost - $3,913)	11,595
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,156,590,317)	1,970,973,887

Face Amount†

SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSITS - 2.5%
97	EUR	Citibank - London, 2.800% due 6/3/24	105
$7,236,165		Citibank - New York, 4.680% due 6/3/24	7,236,165
26,758,900		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	26,758,900
15,560,295		Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 6/3/24	15,560,295
		TOTAL TIME DEPOSITS
		(Cost - $49,555,465)	49,555,465
		TOTAL INVESTMENTS - 103.5%
		(Cost - $2,206,145,782)	2,020,529,352
		Liabilities in Excess of Other Assets - (3.5)%	(69,094,906)
		TOTAL NET ASSETS - 100.0%	$1,951,434,446

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $2,062,704 and represents 0.11% of net assets.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $366,715,531 and represents 18.79% of net assets.
(e)	Interest only security.
(f)	When-Issued or delayed delivery security.
(g)	Principal only security.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rating by Moody's Investors Service. All ratings are unaudited.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	$220,781	$138,705	0.01%

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principals
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	23.2%
U.S. Government Obligations	21.3
Collateralized Mortgage Obligations	19.5
Corporate Bonds & Notes	19.4
Asset-Backed Securities	10.3
Exchange Traded Fund (ETF)	2.6
Senior Loans	0.6
Sovereign Bonds	0.5
Municipal Bonds	0.1
Common Stocks	0.0 *
Short-Term Investments	2.5
100.0%

^	As a percentage of total investments.
*	Positions represent less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

At May 31, 2024, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	311	9/24	$33,903,472	$33,835,828	$(67,644)
U.S. 5 Year Note (CBT)	145	9/24	15,363,821	15,340,547	(23,274)
					$(90,918)
Contracts to Sell:
U.S. 10 Year Ultra	113	9/24	$(12,688,256)	$12,659,531	$28,725
U.S. 2 Year Note (CBT)	13	9/24	(2,646,923)	2,648,141	(1,218)
U.S. Long Bond (CBT)	52	9/24	(6,083,625)	6,035,250	48,375
U.S. Ultra Bond (CBT)	63	9/24	(7,793,592)	7,713,562	80,030
					$155,912
Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$64,994

At May 31, 2024, Destinations Core Fixed Income Fund had deposited cash of $106,064 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2024, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	1D SOFR	3.250%	6/21/53	USD	960,000	$128,870	$(10,562)	$139,432
Receive	1D SOFR	2.880%	3/15/53	USD	990,000	181,118	11,594	169,524
Receive	1D SOFR	3.590%	9/20/53	USD	2,765,000	189,752	11,920	177,832
Receive	1D SOFR	2.970%	3/15/53	USD	3,065,000	513,463	9,928	503,535
						$1,013,203	$22,880	$990,323

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$75,000	2.000% due 6/1/39(a) (Proceeds — $65,695)	$(65,500)
1,550,000	3.000% due 6/1/39(a) (Proceeds — $1,425,092)	(1,425,324)
675,000	3.500% due 6/1/39(a) (Proceeds — $634,342)	(634,447)
350,000	4.500% due 6/1/39(a) (Proceeds — $340,730)	(341,370)
2,290,000	3.000% due 6/1/54(a) (Proceeds — $1,935,363)	(1,925,367)
3,995,000	4.000% due 6/1/54(a) (Proceeds — $3,665,166)	(3,625,273)
1,325,000	6.500% due 6/1/54(a) (Proceeds — $1,346,838)	(1,346,693)
11,515,000	5.000% due 7/1/54(a) (Proceeds — $11,001,480)	(11,080,731)
	Government National Mortgage Association:
3,680,000	3.000% due 6/1/54(a) (Proceeds — $3,201,744)	(3,178,564)
1,615,000	4.000% due 6/1/54(a) (Proceeds — $1,493,307)	(1,484,462)
4,785,000	2.500% due 7/1/54(a) (Proceeds — $3,951,398)	(3,991,574)
820,000	4.500% due 7/1/54(a) (Proceeds — $778,648)	(775,394)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $29,839,804)	$(29,874,699)

(a)	This security is traded on a TBA basis.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 36.5%
Basic Materials - 2.8%
$200,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	$179,246
200,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	198,550
200,000		Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	191,845
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	194,221
250,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	238,930
		Glencore Funding LLC, Company Guaranteed Notes:
60,000		4.000% due 4/16/25(b)	58,976
212,000		1.625% due 9/1/25(b)	201,500
220,000		6.415% (SOFRRATE + 1.060%) due 4/4/27(a)(b)	220,631
200,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	197,858
200,000		Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.150% due 9/12/29	185,040
3,497,000		Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(b)	3,632,194
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	197,407
200,000		Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	187,249
100,000		Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	98,281
100,000		Suzano International Finance BV, Company Guaranteed Notes, 4.000% due 1/14/25	98,773
4,953,621		TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(b)	5,030,407
		Total Basic Materials	11,111,108
Communications - 6.4%
200,000		Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	197,375
6,830,000		BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(b)	6,403,125
1,663,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	1,570,223
272,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	272,445
2,126,000		Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(b)	2,122,528
		Go North Group AB:
2,309,061		Senior Secured Notes, 11.111% (SOFRRATE + 5.762%) due 2/9/26(a)	2,297,516
1,604,271	SEK	Senior Unsecured Notes, 15.000% due 2/2/28(c)	–
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	170,449
6,342,000	EUR	Opnet SpA, Senior Secured Notes, 10.892% (3-Month EURIBOR + 7.000%) due 2/9/26(a)(b)(d)	6,849,200
3,660,000		Sprint LLC, Company Guaranteed Notes, 7.125% due 6/15/24	3,660,589
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	194,000
1,764,000		Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(b)	1,785,113
		Total Communications	25,522,563
Consumer Cyclical - 2.3%
282,000		Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	277,968
282,000		Ford Motor Co., Senior Unsecured Notes, 4.346% due 12/8/26	273,798
277,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	275,444
1,035,000		G-III Apparel Group Ltd., Senior Secured Notes, 7.875% due 8/15/25(b)	1,037,605
659,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.286% (3-Month EURIBOR + 8.400%) due 12/29/26(a)	727,427
2,803,000		Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(b)	2,825,356
3,877,000		Tapestry Inc., Senior Unsecured Notes, 7.050% due 11/27/25	3,941,136
		Total Consumer Cyclical	9,358,734
Consumer Non-cyclical - 9.0%
172,000		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	143,059

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	$181,815
277,000		Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	276,940
155,000		Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.853% (SOFRRATE + 0.490%) due 2/20/26(a)	155,652
110,000		Campbell Soup Co., Senior Unsecured Notes, 5.200% due 3/19/27	110,061
13,681,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	11,492,040
1,978,000		Chegg Inc., Senior Unsecured Notes, 0.125% due 3/15/25	1,849,434
277,000		Constellation Brands Inc., Senior Unsecured Notes, 5.000% due 2/2/26	276,644
280,000		Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	278,806
160,000		Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	159,715
282,000		HCA Inc., Company Guaranteed Notes, 5.375% due 2/1/25	281,043
3,750,000	SEK	Heart Bidco AB, Senior Secured Notes, 9.095% (3-Month SEK-STIBOR + 5.250%) due 5/8/29(a)(d)	357,026
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes:
100,000		2.500% due 1/15/27	92,087
100,000		3.000% due 2/2/29	88,418
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	7,222,450
200,000		Minerva Luxembourg SA, Company Guaranteed Notes, 5.875% due 1/19/28	194,957
1,695,000		Nathan's Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	1,690,762
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	199,442
157,372		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	156,045
		Royalty Pharma PLC, Company Guaranteed Notes:
40,000		1.200% due 9/2/25	37,871
310,000		1.750% due 9/2/27	276,648
2,944,000		Turning Point Brands Inc., Senior Unsecured Notes, 2.500% due 7/15/24	2,925,747
7,626,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)(d)	7,044,899
282,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	276,202
		Total Consumer Non-cyclical	35,767,763
Energy - 3.8%
250,000		Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	247,099
206,250		AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	201,437
200,000		Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	200,245
3,777,000		CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(b)	3,767,478
150,000		Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	146,973
267,000		Enbridge Inc., Company Guaranteed Notes, 5.900% due 11/15/26	269,884
267,000		Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	270,397
112,240		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	104,599
129,440		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	126,281
171,358		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	156,029
3,600,000		HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	3,681,000
200,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	184,253
200,000		ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	199,675
200,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	185,775
200,000		Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	206,459
5,087,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.500% due 10/15/26(b)	5,219,252
		Total Energy	15,166,836

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.0%
$280,000	American Express Co., Senior Unsecured Notes, 6.363% (SOFRRATE + 1.000%) due 2/16/28(a)	$281,861
	Athene Global Funding:
77,000	Secured Notes, 1.716% due 1/7/25(b)	75,142
350,000	Senior Secured Notes, 6.211% (SOFRRATE + 0.850%) due 5/8/26(a)(b)	350,159
297,000	Avolon Holdings Funding Ltd., Senior Unsecured Notes, 2.125% due 2/21/26(b)	278,016
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	195,634
200,000	Banco BTG Pactual SA, Senior Unsecured Notes, 4.500% due 1/10/25	197,668
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25(b)	141,974
150,000	2.750% due 12/10/25	141,974
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	197,937
	Banco de Credito del Peru SA:
	Subordinated Notes:
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	191,013
100,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	91,722
50,000	Senior Unsecured Notes, 5.850% due 1/11/29(b)	50,034
150,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.375% due 4/11/27	144,560
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)	289,500
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	144,750
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	177,106
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)	206,907
	Bancolombia SA, Subordinated Notes:
200,000	6.909% (5-Year CMT Index + 2.929%) due 10/18/27(a)	199,885
200,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	196,023
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	190,780
287,000	Bank of Montreal, Senior Unsecured Notes, 1.500% due 1/10/25	280,068
277,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.750% due 2/2/26	273,962
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	197,866
200,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	184,185
220,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.983% (SOFRRATE + 0.630%) due 9/12/25(a)(b)	220,900
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	186,855
1,470,955	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(b)	1,513,606
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(a)	183,960
180,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 6.123% (SOFRRATE + 0.770%) due 3/18/27(a)	181,165
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
3,832,000	4.750% due 9/15/24	3,826,143
864,000	6.250% due 5/15/26	842,501
100,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	97,996
260,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	243,059
5,656	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	5,293

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
		JPMorgan Chase & Co., Senior Unsecured Notes:
$25,000		0.824% (3-Month TSFR + 0.540%) due 6/1/25(a)	$25,000
282,000		3.900% due 7/15/25	277,237
120,000		0.768% (SOFRRATE + 0.490%) due 8/9/25(a)	118,859
245,000		6.277% (SOFRRATE + 0.920%) due 4/22/28(a)	246,298
282,000		Morgan Stanley, Senior Unsecured Notes, 3.875% due 1/27/26	275,067
200,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(b)	200,664
12,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 10.271% (3-Month SEK-STIBOR + 6.500%) due 11/26/24(a)	1,152,183
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	190,487
137,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(a)	137,202
25,000,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 12.008% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(a)	2,393,453
282,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	278,323
285,000		Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	280,279
200,000		United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(a)	184,058
1,257,000		Uniti Fiber Holdings Inc., Company Guaranteed Notes, 4.000% due 6/15/24(b)	1,243,866
290,000		VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(b)	278,751
		Wells Fargo & Co., Senior Unsecured Notes:
282,000		2.406% (3-Month TSFR + 1.087%) due 10/30/25(a)	278,138
210,000		6.427% (SOFRRATE + 1.070%) due 4/22/28(a)	211,079
282,000		Welltower OP LLC, Company Guaranteed Notes, 4.000% due 6/1/25	277,228
		Total Financial	20,028,376
Healthcare - 1.1%
5,451,753		ProSomnus Holdings Inc., zero coupon, due 12/31/49(c)(d)	4,339,595
Industrial - 3.1%
65,000		AGCO Corp., Company Guaranteed Notes, 5.450% due 3/21/27	64,932
260,322		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	192,899
277,000		Boeing Co., Senior Unsecured Notes, 4.875% due 5/1/25	274,040
287,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	281,015
182,000		Carrier Global Corp., Senior Unsecured Notes, 5.800% due 11/30/25	182,821
2,718,000		IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(b)	2,575,305
2,993,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	2,244,750
257,498		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	251,790
2,434,025	EUR	Mangrove Luxco III Sarl, Senior Secured Notes, 7.775% due 10/9/25(e)	2,630,518
161,272		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,594
125,000		Packaging Corp. of America, Senior Unsecured Notes, 3.650% due 9/15/24	124,202
277,000		Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	276,688
282,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.400% due 7/1/27(b)	274,472
285,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	283,146
272,000		Ryder System Inc., Senior Unsecured Notes, 5.250% due 6/1/28	272,562
272,000		Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26(b)	271,337
2,007,000		WESCO Distribution Inc., Company Guaranteed Notes, 7.125% due 6/15/25(b)	2,006,147
		Total Industrial	12,358,218
Technology - 2.2%
2,554,000	EUR	Azerion Group NV, Senior Secured Notes, 10.658% (3-Month EURIBOR + 6.750%) due 10/2/26(a)	2,798,414

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - (continued)
$287,000		Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	$277,507
15,590,000	SEK	Cabonline Group Holding AB, Senior Secured Notes, 14.000% due 3/19/26	1,511,075
2,009,000	EUR	Fiven AS, Senior Secured Notes, 10.629% (3-Month EURIBOR + 6.700%) due 12/11/26(a)	2,250,296
14,643,450	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(e)	967,092
		Microchip Technology Inc.:
102,000		Company Guaranteed Notes, 4.250% due 9/1/25	100,386
180,000		Senior Unsecured Notes, 0.983% due 9/1/24	177,803
282,000		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.400% due 6/1/27	275,001
272,000		Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	273,408
277,000		Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	273,833
		Total Technology	8,904,815
Utilities - 0.8%
200,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	198,545
45,000		Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	44,691
272,000		American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	270,211
300,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	236,768
86,900		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	77,341
282,000		Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	277,607
140,000		Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	139,269
200,000		Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	193,478
152,000		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	132,153
200,000		Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27	190,828
154,840		LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	154,072
200,000		Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	195,634
252,848		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	246,592
185,960		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	176,776
		Pacific Gas & Electric Co., 1st Mortgage Notes:
150,000		4.950% due 6/8/25	148,635
142,000		2.100% due 8/1/27	127,966
200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	192,176
		Total Utilities	3,002,742
		TOTAL CORPORATE BONDS & NOTES
		(Cost - $151,386,536)	145,560,750
ASSET-BACKED SECURITIES - 12.2%
85,458		AccessLex Institute, Series 2007-A, Class A3, 5.898% (3-Month TSFR + 0.562%) due 5/25/36(a)	84,036
764,939		Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.273% (1-Month TSFR + 1.269%) due 4/25/35(a)	762,706
250,000		ACHV ABS TRUST, Series 2023-3PL, Class C, 7.350% due 8/19/30(b)	252,277
		ACREC Ltd.:
166,045		Series 2021-FL1, Class A, 6.585% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	164,522
350,000		Series 2021-FL1, Class AS, 6.935% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	335,126
		Affirm Asset Securitization Trust:
2,998		Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	2,987
258,140		Series 2023-X1, Class A, 7.110% due 11/15/28(b)	259,013
275,000		Series 2024-A, Class A, 5.610% due 2/15/29(b)	273,604
1,000,000		Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.736% (3-Month TSFR + 1.412%) due 7/20/32(a)(b)	1,002,345
500,000		American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.900% due 2/12/27(b)	500,124

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$250,829	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(b)	$251,090
21,942	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	20,332
226,474	BDS Ltd., Series 2021-FL10, Class A, 6.785% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	224,819
292,786	BRSP Ltd., Series 2021-FL1, Class A, 6.585% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	288,749
	BSPRT Issuer Ltd.:
140,598	Series 2021-FL6, Class A, 6.531% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	139,331
353,965	Series 2021-FL7, Class A, 6.751% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	351,981
344,167	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	310,765
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 6.649% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	1,001,307
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 7.005% (3-Month TSFR + 1.680%) due 4/20/37(a)(b)	503,922
	Carvana Auto Receivables Trust:
361,527	Series 2023-P5, Class A2, 5.770% due 4/12/27(b)	361,356
500,000	Series 2024-N1, Class A2, 5.760% due 4/12/27(b)	499,848
	CHCP Ltd.:
8,730	Series 2021-FL1, Class A, 6.484% (1-Month TSFR + 1.164%) due 2/15/38(a)(b)	8,682
100,000	Series 2021-FL1, Class AS, 6.734% (1-Month TSFR + 1.414%) due 2/15/38(a)(b)	98,861
203,812	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(b)	204,140
176,256	CLNC Ltd., Series 2019-FL1, Class AS, 6.985% (1-Month TSFR + 1.664%) due 8/20/35(a)(b)	174,543
136,481	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	118,486
500,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.250% due 2/25/49(b)	489,544
196,536	CPS Auto Receivables Trust, Series 2024-A, Class A, 5.710% due 9/15/27(b)	196,458
500,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.806% (3-Month TSFR + 1.482%) due 1/20/35(a)(b)	501,070
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(b)	461,044
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(b)	474,450
470,000	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(b)	446,826
286,577	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	283,296
260,383	Exeter Automobile Receivables Trust, Series 2023-5A, Class A2, 6.200% due 4/15/26	260,566
1,089,306	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 7.228% (1-Month TSFR + 1.914%) due 7/25/33(a)	1,065,038
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.729% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	1,001,343
198,501	FS Rialto, Series 2021-FL3, Class A, 6.684% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	197,646
385,853	FS RIALTO, Series 2021-FL2, Class A, 6.654% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	380,416
316,893	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 6.608% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	317,577
	GLS Auto Receivables Issuer Trust:
106,484	Series 2021-2A, Class C, 1.080% due 6/15/26(b)	105,898
354,663	Series 2023-4A, Class A2, 6.400% due 12/15/26(b)	355,336
326,998	GPMT Ltd., Series 2021-FL4, Class A, 6.785% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	322,195
504,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 6.451% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	501,795
858,561	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.765% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	860,152
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.801% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	500,683

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$327,750	Hayfin US XII Ltd., Series 2018-8A, Class A, 6.706% (3-Month TSFR + 1.382%) due 4/20/31(a)(b)	$328,347
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	491,011
48,163	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 6.484% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	47,829
136,241	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	129,617
2,499,287	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(b)	2,180,275
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.785% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	1,002,708
500,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 7.325% (3-Month TSFR + 2.000%) due 10/20/36(a)(b)	505,768
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 6.938% (3-Month TSFR + 1.650%) due 4/20/37(a)(b)	1,007,660
329,332	KREF Ltd., Series 2021-FL2, Class A, 6.505% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	322,746
8,582	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	8,383
	LCCM Trust:
221,956	Series 2021-FL2, Class A, 6.631% (1-Month TSFR + 1.314%) due 12/13/38(a)(b)	217,048
286,325	Series 2021-FL3, Class A, 6.881% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	281,831
	Lendbuzz Securitization Trust:
392,621	Series 2023-2A, Class A2, 7.090% due 10/16/28(b)	395,818
500,000	Series 2024-2A, Class A2, 5.990% due 5/15/29(b)	499,845
143,719	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.560% due 2/15/30(b)	143,697
	LoanCore Issuer Ltd.:
250,284	Series 2021-CRE5, Class A, 6.731% (1-Month TSFR + 1.414%) due 7/15/36(a)(b)	249,991
306,457	Series 2021-CRE6, Class A, 6.731% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	304,158
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.819% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	1,001,712
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.785% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	500,496
	Marlette Funding Trust:
3,411	Series 2019-4A, Class C, 3.760% due 12/17/29(b)	3,407
107,459	Series 2022-1A, Class B, 2.340% due 4/15/32(b)	106,725
600,000	Series 2024-1A, Class A, 5.950% due 7/17/34(b)	600,047
	MF1 Ltd.:
165,372	Series 2021-FL6, Class A, 6.535% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	164,081
181,712	Series 2021-FL7, Class A, 6.515% (1-Month TSFR + 1.194%) due 10/16/36(a)(b)	180,690
96,866	Series 2022-FL8, Class A, 6.670% (1-Month TSFR + 1.350%) due 2/19/37(a)(b)	96,079
630,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 6.786% (3-Month TSFR + 1.462%) due 4/28/34(a)(b)	630,988
58,231	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	52,364
744,666	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.854% (3-Month TSFR + 1.532%) due 11/15/30(a)(b)	746,442
750,338	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.870% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	750,830
204,552	OCP CLO Ltd., Series 2014-5A, Class A1R, 6.666% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	204,928
70,375	Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740% due 5/15/29(b)	70,235
	Pagaya AI Debt Trust:
21,728	Series 2022-1, Class A, 2.030% due 10/15/29(b)	21,595
54,913	Series 2022-3, Class A, 6.060% due 3/15/30(b)	54,876
234,429	Series 2023-3, Class A, 7.600% due 12/16/30(b)	235,800
138,970	Series 2023-5, Class A, 7.179% due 4/15/31(b)	139,291
308,713	Series 2023-7, Class A, 7.228% due 7/15/31(b)	309,490

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$341,458	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	$331,399
	Prosper Marketplace Issuance Trust:
239,489	Series 2023-1A, Class A, 7.060% due 7/16/29(b)	240,396
646,395	Series 2024-1A, Class A, 6.120% due 8/15/29(b)	646,608
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 6.937% (3-Month TSFR + 1.610%) due 4/20/37(a)(b)	1,005,909
1,000,000	RRX 3 Ltd., Series 2021-3A, Class A1, 6.910% (3-Month TSFR + 1.582%) due 4/15/34(a)(b)	1,001,848
2,000,000	Sound Point CLO Ltd., Series 2024-38A, Class A1, 6.920% (3-Month TSFR + 1.600%) due 2/20/37(a)(b)	2,004,512
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.836% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	1,002,156
320,355	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 6.706% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	320,524
758,448	Steele Creek CLO Ltd., Series 2018-2A, Class A, 6.787% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	760,301
175,378	STWD Ltd., Series 2021-FL2, Class A, 6.635% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	171,519
69,219	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(b)	69,047
204,279	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(b)	206,067
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 6.649% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	2,002,919
1,300,000	Series 2019-1A, Class AR, 6.746% (3-Month TSFR + 1.422%) due 7/20/34(a)(b)	1,300,689
133,676	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.635% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	132,673
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(b)	186,921
325,636	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	319,801
2,900,000	Vibrant CLO IV Ltd., Series 2016-4A, Class A1RR, 6.706% (3-Month TSFR + 1.382%) due 7/20/32(a)(b)	2,901,436
239,785	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.726% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	240,267
138,337	VMC Finance LLC, Series 2022-FL5, Class A, 7.223% (SOFR30A + 1.900%) due 2/18/39(a)(b)	137,651
230,317	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 4.893% due 2/27/51(b)	225,436
181,081	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 5.240% due 2/27/51(b)	178,696
390,220	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(b)	384,596
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.810% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	1,001,144
	Westlake Automobile Receivables Trust:
325,000	Series 2023-4A, Class A2, 6.230% due 1/15/27(b)	325,973
750,000	Series 2024-1A, Class A2A, 5.620% due 3/15/27(b)	749,281
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $48,697,779)	48,750,862
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
174,001	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	154,308
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	168,470
	BANK:
1,244,186	Series 2017-BNK4, Class XA, 1.334% due 5/15/50(a)(f)	36,572
1,623,878	Series 2017-BNK6, Class XA, 0.766% due 7/15/60(a)(f)	28,740
	BBCMS Mortgage Trust:
200,000	Series 2019-BWAY, Class A, 6.387% (1-Month TSFR + 1.070%) due 11/15/34(a)(b)	138,500

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$286,418	Series 2024-C24, Class A1, 5.229% due 2/15/57	$283,011
	Benchmark Mortgage Trust:
9,813,280	Series 2018-B4, Class XA, 0.455% due 7/15/51(a)(f)	137,477
3,655,373	Series 2020-B16, Class XA, 1.042% due 2/15/53(a)(f)	145,664
74,002	Series 2021-B27, Class A1, 0.725% due 7/15/54	69,972
320,000	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 6.659% (1-Month TSFR + 1.342%) due 3/15/41(a)(b)	320,200
	BMO Mortgage Trust:
210,985	Series 2023-C5, Class A1, 5.740% due 6/15/56	210,910
325,000	Series 2024-5C4, Class A1, 6.017% due 5/15/57	327,175
208,000	BPR Trust, Series 2021-TY, Class A, 6.481% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	206,570
	BRAVO Residential Funding Trust:
508,702	Series 2021-A, Class A1, step bond to yield, 4.991% due 10/25/59(b)	497,920
804,280	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	711,678
524,878	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(b)	526,034
330,000	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 7.576% (1-Month TSFR + 2.259%) due 9/15/35(a)(b)	330,932
	BX Commercial Mortgage Trust:
141,057	Series 2021-21M, Class A, 6.161% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	140,002
331,000	Series 2021-CIP, Class A, 6.352% (1-Month TSFR + 1.035%) due 12/15/38(a)(b)	329,139
310,009	Series 2021-VINO, Class A, 6.084% (1-Month TSFR + 0.767%) due 5/15/38(a)(b)	307,684
100,000	Series 2021-VOLT, Class A, 6.131% (1-Month TSFR + 0.814%) due 9/15/36(a)(b)	99,316
208,000	Series 2021-VOLT, Class B, 6.381% (1-Month TSFR + 1.064%) due 9/15/36(a)(b)	206,610
297,355	Series 2021-XL2, Class A, 6.120% (1-Month TSFR + 0.803%) due 10/15/38(a)(b)	294,753
158,146	Series 2022-LP2, Class A, 6.330% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	157,754
237,584	BX Mortgage Trust, Series 2022-MVRK, Class A, 6.784% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	235,431
80,656	BX Trust, Series 2019-CALM, Class A, 6.307% (1-Month TSFR + 0.990%) due 11/15/32(a)(b)	80,581
1,309,925	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.221% due 5/10/50(a)(f)	36,321
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.894% due 6/15/50(a)(f)	6,546
	Citigroup Commercial Mortgage Trust:
126,333	Series 2014-GC23, Class A4, 3.622% due 7/10/47	126,035
244,000	Series 2015-GC27, Class A5, 3.137% due 2/10/48	240,957
200,000	Series 2015-P1, Class A5, 3.717% due 9/15/48	194,887
248,000	Series 2016-P3, Class A3, 3.063% due 4/15/49	239,613
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	381,638
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	188,339
252,125	Series 2017-P7, Class A3, 3.442% due 4/14/50	238,607
113,199	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	95,426
651,229	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	577,382
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 6.613% (1-Month TSFR + 1.296%) due 9/15/33(a)(b)	213,243
919,463	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.374% (SOFR30A + 1.050%) due 1/25/44(a)(b)	919,523
388,879	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 4.079% due 3/25/60(a)(b)	387,176
946,803	Cross Mortgage Trust, Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(b)	944,367
	CSAIL Commercial Mortgage Trust:
562,892	Series 2017-C8, Class XA, 1.065% due 6/15/50(a)(f)	13,915
4,040,625	Series 2017-CX10, Class XA, 0.747% due 11/15/50(a)(f)	72,535

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$3,020,941	Series 2018-CX12, Class XA, 0.544% due 8/15/51(a)(f)	$58,604
67,797	Series 2019-C16, Class A1, 2.360% due 6/15/52	67,473
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	188,398
286,755	Series 2020-C9, Class A2, 1.900% due 8/15/53	273,125
1,117,462	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(b)	1,090,471
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 6.132% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	148,608
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 6.186% (1-Month TSFR + 0.869%) due 10/15/38(a)(b)	207,428
319,550	Extended Stay America Trust, Series 2021-ESH, Class A, 6.511% (1-Month TSFR + 1.194%) due 7/15/38(a)(b)	319,319
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
355,475	Series 4631, Class FA, 5.938% (SOFR30A + 0.614%) due 11/15/46(a)	348,055
1,254,988	Series 4987, Class BF, 5.838% (SOFR30A + 0.514%) due 6/25/50(a)	1,221,481
710,385	Series 4990, Class FN, 5.788% (SOFR30A + 0.464%) due 5/25/50(a)	688,889
222,693	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.838% (SOFR30A + 0.514%) due 8/25/49(a)	216,556
	Federal National Mortgage Association (FNMA), Aces:
1,081,571	Series 2020-M49, Class 1A1, 1.255% due 11/25/30(a)	960,037
167,051	Series 2021-M7, Class A1, 1.726% due 3/25/31(a)	151,643
1,499,540	Federal National Mortgage Association (FNMA), REMICS, Series 2019-14, Class FA, 5.838% (SOFR30A + 0.514%) due 4/25/49(a)	1,477,671
841,361	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	830,598
211,033	GPMT Ltd., Series 2021-FL3, Class A, 6.685% (1-Month TSFR + 1.364%) due 7/16/35(a)(b)	200,349
320,000	Great Wolf Trust, Series 2024-WOLF, Class A, 6.859% (1-Month TSFR + 1.542%) due 3/15/39(a)(b)	320,000
250,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322% due 9/10/38(a)(b)	242,468
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 6.381% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	206,180
	GS Mortgage Securities Trust:
237,000	Series 2015-GC34, Class A4, 3.506% due 10/10/48	226,170
3,594,188	Series 2016-GS4, Class XA, 0.561% due 11/10/49(a)(f)	37,985
1,680,020	Series 2017-GS6, Class XA, 1.008% due 5/10/50(a)(f)	39,300
3,180,282	Series 2017-GS8, Class XA, 0.933% due 11/10/50(a)(f)	78,602
300,000	GWT, Series 2024-WLF2, Class A, 6.991% (1-Month TSFR + 1.691%) due 5/15/41(a)(b)	301,181
250,000	IMT Trust, Series 2017-APTS, Class AFX, 3.478% due 6/15/34(b)	249,276
	JP Morgan Chase Commercial Mortgage Securities Trust:
315,749	Series 2014-C20, Class XA, 0.699% due 7/15/47(a)(f)	–
285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	268,112
	JPMBB Commercial Mortgage Securities Trust:
15,922	Series 2014-C18, Class A5, 4.079% due 2/15/47	15,880
190,011	Series 2014-C21, Class A5, 3.775% due 8/15/47	189,480
236,132	Series 2015-C31, Class A3, 3.801% due 8/15/48	230,088
772,720	Series 2015-C32, Class XA, 1.098% due 11/15/48(a)(f)	5,576
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	192,690
220,000	KREF Ltd., Series 2021-FL2, Class B, 7.085% (1-Month TSFR + 1.764%) due 2/15/39(a)(b)	209,383
	Legacy Mortgage Asset Trust:
201,539	Series 2020-GS4, Class A1, step bond to yield, 7.250% due 2/25/60(b)	202,244
341,340	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	329,603
60,866	Series 2021-SL1, Class A, 4.991% due 9/25/60(a)(b)	60,776

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$205,377	LFT CRE Ltd., Series 2021-FL1, Class A, 6.601% (1-Month TSFR + 1.284%) due 6/15/39(a)(b)	$204,607
199,045	Med Trust, Series 2021-MDLN, Class A, 6.381% (1-Month TSFR + 1.064%) due 11/15/38(a)(b)	198,050
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 6.885% (1-Month TSFR + 1.564%) due 10/16/36(a)(b)	323,400
595,151	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(b)	596,660
285,218	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.232% (1-Month TSFR + 0.915%) due 4/15/38(a)(b)	283,615
281,187	MHC Trust, Series 2021-MHC2, Class A, 6.281% (1-Month TSFR + 0.964%) due 5/15/38(a)(b)	279,693
190,527	MHP, Series 2022-MHIL, Class A, 6.131% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	188,860
	Morgan Stanley Bank of America Merrill Lynch Trust:
11,219	Series 2014-C17, Class A5, 3.741% due 8/15/47	11,189
253,000	Series 2015-C23, Class AS, 4.004% due 7/15/50(a)	245,695
	Morgan Stanley Capital I Trust:
1,139,265	Series 2016-UB11, Class XA, 1.435% due 8/15/49(a)(f)	27,400
3,415,236	Series 2016-UB12, Class XA, 0.647% due 12/15/49(a)(f)	42,925
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	226,325
805,416	Series 2017-H1, Class XA, 1.303% due 6/15/50(a)(f)	20,329
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	160,324
209,308	MSC Trust, Series 2021-ILP, Class A, 6.209% (1-Month TSFR + 0.892%) due 11/15/36(a)(b)	208,002
	New Residential Mortgage Loan Trust:
974,499	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	913,582
125,888	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	115,442
1,709,010	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(b)	1,705,825
	OBX Trust:
600,968	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	517,229
818,066	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	816,182
967,027	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 12/1/64(b)	958,730
1,000,000	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(b)	1,001,696
179,861	OPG Trust, Series 2021-PORT, Class A, 5.915% (1-Month TSFR + 0.598%) due 10/15/36(a)(b)	178,081
195,445	PFP Ltd., Series 2021-8, Class A, 6.434% (1-Month TSFR + 1.114%) due 8/9/37(a)(b)	194,053
412,931	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 4.867% due 4/25/26(b)	409,060
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.692% (1-Month TSFR + 1.392%) due 5/15/39(a)(b)	330,308
200,941	SREIT Trust, Series 2021-MFP, Class A, 6.162% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	200,195
318,070	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.971% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	315,883
799,707	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.497% due 6/15/50(a)(f)	26,721
	Velocity Commercial Capital Loan Trust:
856,564	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	696,076
343,068	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	267,938
	Verus Securitization Trust:
162,038	Series 2019-INV2, Class A3, 4.219% due 7/25/59(a)(b)	158,809
9,965	Series 2020-2, Class A1, 3.226% due 5/25/60(a)(b)	9,870
499,756	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	433,883
165,347	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	151,816
483,674	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(b)	479,816
616,563	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(b)	616,449
669,438	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(b)	663,729
1,459,910	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(b)	1,455,196
77,330	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	70,473

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	Wells Fargo Commercial Mortgage Trust:
$320,000	Series 2015-C28, Class A4, 3.540% due 5/15/48	$312,793
236,000	Series 2015-C30, Class A4, 3.664% due 9/15/58	229,770
2,132,182	Series 2015-LC22, Class XA, 0.733% due 9/15/58(a)(f)	14,895
4,288,234	Series 2015-NXS2, Class XA, 0.583% due 7/15/58(a)(f)	16,279
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	311,930
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	169,226
57,265	Series 2021-SAVE, Class A, 6.581% (1-Month TSFR + 1.264%) due 2/15/40(a)(b)	57,032
250,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	246,563
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $43,013,783)	39,938,216
U.S. GOVERNMENT OBLIGATIONS - 7.5%
	U.S. Treasury Notes:
3,130,000	4.250% due 5/31/25	3,101,206
1,680,000	4.625% due 6/30/25	1,670,747
4,020,000	4.875% due 11/30/25	4,010,892
4,390,000	4.250% due 12/31/25	4,339,241
3,900,000	0.375% due 1/31/26	3,616,488
4,140,000	0.750% due 3/31/26	3,841,952
1,550,000	0.750% due 5/31/26	1,429,936
2,800,000	0.875% due 9/30/26	2,562,219
2,840,000	4.000% due 1/15/27	2,789,302
2,560,000	4.125% due 2/15/27	2,522,200
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $29,924,171)	29,884,183
SENIOR LOANS - 6.1%(a)
1,443,000	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 4.250%) due 3/24/31	1,449,191
2,883,000	Clear Channel International BV, 7.500% due 8/12/27	2,839,755
2,912,269	First Brands Group LLC, 10.591% (3-Month USD-SOFR + 5.000%) due 3/30/27	2,885,563
2,520,665	Getty Images Inc., 9.909% (3-Month USD-SOFR + 4.500%) due 2/19/26	2,520,035
	K&N Parent Inc.:
2,902,547	13.430% (1-Month USD-SOFR + 8.000%) due 2/3/27(c)(d)	2,888,034
3,285,207	8.694% (1-Month USD-SOFR + 3.250%) due 8/16/27	2,562,462
	Lealand Finance Co. BV:
2,695,935	8.444% (1-Month USD-SOFR + 3.000%) due 6/30/27	1,347,968
58,338	6.444% due 12/31/27(g)	19,033
2,351,397	Lions Gate Capital Holdings LLC, 7.679% (1-Month USD-SOFR + 2.250%) due 3/24/25	2,346,012
1,838,570	NAI Entertainment Holdings LLC, 10.944% (1-Month USD-SOFR + 2.500%) due 5/8/25	1,828,917
728,853	Prosomnus Holdings Inc., due 11/7/24(c)(d)(g)	728,853
2,765,645	SRS Distribution Inc., 8.679% (1-Month USD-SOFR + 3.250%) due 6/2/28	2,781,437
	TOTAL SENIOR LOANS
	(Cost - $28,657,840)	24,197,260
MORTGAGE-BACKED SECURITIES - 0.3%
FHLMC - 0.1%
527,368	Freddie Mac Pool, 6.000% due 4/1/54	531,078
FNMA - 0.2%
	Federal National Mortgage Association (FNMA) Pool:
474,498	5.000% due 8/1/43	464,324
348,749	6.000% due 10/1/53	350,104
	TOTAL FNMA	814,428
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $1,343,468)	1,345,506

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 0.3%
Colombia - 0.1%
$200,000	Colombia Government International Bond, 4.500% due 1/28/26	$195,158
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 5.500% due 1/27/25	99,361
Paraguay - 0.1%
300,000	Paraguay Government International Bond, 4.700% due 3/27/27	290,881
Peru - 0.0%
100,000	Peruvian Government International Bond, 2.392% due 1/23/26	94,581
South Africa - 0.1%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	193,250
	TOTAL SOVEREIGN BONDS
	(Cost - $894,478)	873,231

Shares/Units

EXCHANGE TRADED FUND (ETF) - 17.6%
1,484,111	iShares Core 1-5 Year USD Bond(h)
	(Cost - $69,053,492)	70,168,768
PREFERRED STOCKS - 1.3%
FINANCIAL - 1.3%
Diversified Financial Services - 1.0%
164,056	SWK Holdings Corp., 9.000%	4,148,976
Equity Real Estate Investment Trusts (REITs) - 0.3%
45,017	Gladstone Land Corp., 5.000%	1,090,312
	TOTAL FINANCIAL	5,239,288
	TOTAL PREFERRED STOCKS
	(Cost - $5,165,667)	5,239,288
COMMON STOCKS - 1.3%
CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Services - 0.0%
161,689	UpHealth Inc.*(d)	85,663
DIVERSIFIED - 1.1%
Holding Companies-Diversified - 1.1%
25,927	Berenson Acquisition Corp. I*(c)(d)	–
250,000	Cartesian Growth Corp. II, Class A Shares*	2,812,500
46,400	Legato Merger Corp. III*	468,640
103,700	Trailblazer Merger Corp. I*	1,119,960
	Total Holding Companies-Diversified	4,401,100
	TOTAL DIVERSIFIED	4,401,100
FINANCIAL - 0.2%
Financial Services - 0.2%
16,305	Alpha Partners Technology*(c)(d)	848
273,338	K&N Holdco LLC*(c)(d)	615,011
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	–
	Total Financial Services	615,859
	TOTAL FINANCIAL	615,859
	TOTAL COMMON STOCKS
	(Cost - $4,536,498)	5,102,622

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
WARRANTS - 0.0%
BASIC MATERIALS - 0.0%
Iron/Steel - 0.0%
26,982,731	Tacora Resources Inc.*(c)(d)	$–
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
43,327	Leafly Holdings Inc.*(d)	1,551
23,200	Legato Merger Corp. III*(d)	3,712
	Total Holding Companies-Diversified	5,263
	TOTAL DIVERSIFIED	5,263
	TOTAL WARRANTS
	(Cost - $159,069)	5,263
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $382,832,781)	371,065,949

Face Amount†

SHORT-TERM INVESTMENTS - 6.4%
CORPORATE NOTE - 0.4%
$1,468,461		Tacora Resources Inc., 13.000% due 3/11/23(b)(c)(d)
		(Cost - $1,468,631)	1,468,461
TIME DEPOSITS - 3.5%
180	SEK	Brown Brothers Harriman – Grand Cayman, 2.510% due 6/3/24	17
$14,058,623		Citibank - New York, 4.680% due 6/3/24	14,058,623
2,196		Skandinaviska Enskilda Banken AB - Stockholm, 4.680% due 6/3/24	2,196
		TOTAL TIME DEPOSITS
		(Cost - $14,060,836)	14,060,836
U.S. GOVERNMENT OBLIGATIONS - 2.5%
		U.S. Treasury Bills:
9,000,000		5.341% due 8/27/24(i)	8,888,862
1,290,000		5.326% due 9/10/24(i)	1,271,482
		TOTAL U.S. GOVERNMENT OBLIGATIONS
		(Cost - $10,159,866)	10,160,344
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $25,689,333)	25,689,641

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
722,785	Federated Government Obligations Fund, Premier Class, 5.172%(j)
	(Cost - $722,785)	722,785
	TOTAL INVESTMENTS - 99.7%
	(Cost - $409,244,899)	397,478,375
	Other Assets in Excess of Liabilities - 0.3%	1,031,582
	TOTAL NET ASSETS - 100.0%	$398,509,957

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $137,770,021 and represents 34.57% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $31,605,303 and represents 7.93% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Interest only security.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	All or a portion of this security is on loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	36.6%
Exchange Traded Fund (ETF)	17.7
Asset-Backed Securities	12.3
Collateralized Mortgage Obligations	10.0
U.S. Government Agencies & Obligations	7.5
Senior Loans	6.1
Preferred Stocks	1.3
Common Stocks	1.3
Mortgage-Backed Securities	0.3
Sovereign Bonds	0.2
Warrants	0.0 *
Short-Term Investments	6.5
Money Market Fund	0.2
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

At May 31, 2024, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	525,000	BBH	$569,780	6/14/24	$1,513	$–	$1,513
Swedish Krona	1,255,000	BBH	119,316	6/14/24	2,499	–	2,499
					$4,012	$–	$4,012
Contracts to Sell:
Euro	14,710,000	BBH	15,964,698	6/14/24	$–	$(67,600)	$(67,600)
Swedish Krona	68,120,000	BBH	6,476,356	6/14/24	–	(180,119)	(180,119)
					$–	$(247,719)	$(247,719)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$4,012	$(247,719)	$(243,707)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	—	Euro
SEK	—	Swedish Krona

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 67.5%
Australia - 1.2%
$8,018,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	$8,327,976
1,800,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(b)	1,798,758
	Total Australia	10,126,734
Bermuda - 0.8%
200,000	Aegon Ltd., Subordinated Notes, 5.500% (6-Month USD-SOFR + 3.540%) due 4/11/48(b)	192,897
300,132	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)(c)	61,804
2,125,000	Floatel International Ltd., Senior Secured Notes, 9.750% due 4/10/29	1,997,500
4,185,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	4,048,534
	Total Bermuda	6,300,735
Brazil - 1.4%
5,700,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(b)(e)	5,749,687
1,400,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)	1,323,397
1,300,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%)(b)(e)	1,246,285
3,540,877	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,511,021
	Total Brazil	11,830,390
Canada - 3.9%
6,315,000	Algoma Steel Inc., Secured Notes, 9.125% due 4/15/29(a)	6,188,700
200,000	Bank of Montreal, Junior Subordinated Notes, 7.700% (5-Year CMT Index + 3.452%) due 5/26/84(b)	202,272
205,000	Bank of Nova Scotia, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84)(b)	208,957
3,800,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	2,013,409
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	8,420,160
1,135,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-SOFR + 5.440%) due 6/15/76(b)	1,122,568
	Enbridge Inc., Subordinated Notes:
200,000	6.000% (3-Month TSFR + 4.152%) due 1/15/77(b)	193,170
315,000	5.500% (3-Month TSFR + 3.680%) due 7/15/77(b)	296,231
735,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(b)	684,953
575,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(b)	582,214
700,000	Enbridge Inc., Subordinated Notes, 8.500% (5-Year CMT Index + 4.431%) due 1/15/84(b)	752,291
6,300,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	6,218,327
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	987,036
400,000	Toronto-Dominion Bank, Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(b)	414,575
	Transcanada Trust, Company Guaranteed Notes:
90,000	5.875% (3-Month USD-SOFR + 4.640%) due 8/15/76(b)	87,955
280,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(b)	256,056
750,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(b)	675,334
3,595,000	Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,478,163
	Total Canada	32,782,371
Cayman Islands - 0.7%
1,171,449	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	868,044
500,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(e)	506,186
56,560	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	52,933

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Cayman Islands - (continued)
		Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
$3,326,017		5.875% due 7/5/34	$3,252,293
776,189		4.350% due 4/5/36	704,036
606,667		Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	414,292
		Total Cayman Islands	5,797,784
Chile - 2.0%
		AES Andes SA, Junior Subordinated Notes:
800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	794,178
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)	992,722
347,000		6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)	336,742
2,850,000		Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	2,475,693
900,000		Banco del Estado de Chile, Junior Subordinated Notes, 7.950% (5-Year CMT Index + 3.228%)(a)(b)(e)	928,620
6,600,000		CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	5,189,654
3,366,959		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,657,295
304,150		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	270,693
1,551,080		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,506,944
1,941,600		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,894,216
		Total Chile	17,046,757
Colombia - 2.3%
7,850,000		Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	7,693,885
4,000,000		Ecopetrol SA, Senior Unsecured Notes, 6.875% due 4/29/30	3,826,049
		Empresas Publicas de Medellin ESP, Senior Unsecured Notes:
3,505,000		4.250% due 7/18/29	2,992,394
3,867,000		4.375% due 2/15/31	3,176,264
687,440		Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	669,395
1,000,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	921,265
		Total Colombia	19,279,252
France - 0.6%
		BNP Paribas SA, Junior Subordinated Notes:
675,000		7.750% (5-Year CMT Index + 4.899%)(a)(b)(e)	690,770
275,000		8.000% (5-Year CMT Index + 3.727%)(a)(b)(e)	279,046
295,000		8.500% (5-Year CMT Index + 4.354%)(a)(b)(e)	308,141
595,000		9.250% (5-Year CMT Index + 4.969%)(a)(b)(e)	635,575
1,000,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(e)	1,019,994
		Societe Generale SA, Junior Subordinated Notes:
940,000		9.375% (5-Year CMT Index + 5.385%)(a)(b)(e)	967,468
645,000		10.000% (5-Year CMT Index + 5.448%)(a)(b)(e)	685,009
		Total France	4,586,003
Germany - 1.2%
		Delivery Hero SE, Senior Unsecured Notes:
800,000	EUR	1.500% due 1/15/28	684,473
5,700,000	EUR	2.125% due 3/10/29	4,693,985
1,400,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%)(b)(e)	1,336,508
1,607,314	EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 11.391% (3-Month EURIBOR + 7.500%) due 1/26/25(f)	1,750,669
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.286% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	1,641,403
		Total Germany	10,107,038

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Guatemala - 0.6%
$2,000,000		Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	$1,930,000
3,500,000		CT Trust, Senior Secured Notes, 5.125% due 2/3/32	3,036,741
		Total Guatemala	4,966,741
India - 2.2%
2,703,000		Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	2,258,748
1,419,000		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,180,237
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,100,000		4.000% due 7/30/27	2,818,128
3,500,000		4.200% due 8/4/27	3,202,487
		Adani Transmission Step-One Ltd., Senior Secured Notes:
2,600,000		4.000% due 8/3/26	2,439,299
2,793,500		4.250% due 5/21/36	2,252,764
200,000		Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	197,375
304,000		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	264,307
		Reliance Industries Ltd., Senior Unsecured Notes:
3,750,000		4.125% due 1/28/25	3,710,863
250,000		3.667% due 11/30/27	236,363
		Total India	18,560,571
Indonesia - 2.9%
4,100,000		Adaro Indonesia PT, Company Guaranteed Notes, 4.250% due 10/31/24	4,052,426
		Freeport Indonesia PT, Senior Unsecured Notes:
3,300,000		4.763% due 4/14/27	3,204,643
500,000		4.763% due 4/14/27(a)	485,552
3,300,000		5.315% due 4/14/32	3,182,443
6,605,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	6,534,269
6,400,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	5,944,786
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	1,153,054
		Total Indonesia	24,557,173
Isle of Man - 0.0%
205,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	178,277
Italy - 1.1%
485,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(e)	484,198
7,956,000	EUR	Opnet SpA, Senior Secured Notes, 10.892% (3-Month EURIBOR + 7.000%) due 2/9/26(a)(b)(c)	8,592,279
		Total Italy	9,076,477
Jersey, Channel Islands - 0.5%
3,685,000	EUR	Lithium Midco II Ltd., Senior Secured Notes, 10.652% (3-Month EURIBOR + 6.750%) due 7/9/25(b)	3,957,696
Luxembourg - 4.4%
1,309,095		Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,250,145
4,150,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	3,448,714
7,935,589		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	7,225,722
1,110,000		JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes, 5.125% due 2/1/28	1,090,878
8,952,244	EUR	Mangrove Luxco III SARL, Senior Secured Notes, 7.775% due 10/9/25(f)	9,674,937
		Millicom International Cellular SA, Senior Unsecured Notes:

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Luxembourg - (continued)
$2,277,900		6.625% due 10/15/26	$2,259,386
1,350,000		5.125% due 1/15/28	1,278,371
900,000		6.250% due 3/25/29	872,957
		Minerva Luxembourg SA, Company Guaranteed Notes:
3,900,000		4.375% due 3/18/31	3,219,915
1,000,000		8.875% due 9/13/33	1,042,967
1,200,000		8.875% due 9/13/33(a)	1,251,560
200,000		Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(a)	188,338
2,413,000		Puffin Finance SARL, Senior Secured Notes, 15.000% due 9/11/25	2,488,406
1,085,603		Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	998,948
		Total Luxembourg	36,291,244
Mauritius - 0.3%
2,500,000		Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%)(b)(e)	2,476,686
Mexico - 4.6%
		Banco Mercantil del Norte SA, Junior Subordinated Notes:
6,722,000		5.875% (5-Year CMT Index + 4.643%)(b)(e)	6,355,880
900,000		6.625% (5-Year CMT Index + 5.034%)(b)(e)	808,476
257,000		7.500% (5-Year CMT Index + 5.470%)(b)(e)	253,107
3,800,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	3,365,018
		BBVA Bancomer SA, Subordinated Notes:
8,500,000		5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	7,952,440
400,000		8.450% (5-Year CMT Index + 4.661%) due 6/29/38(b)	420,034
2,300,000		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	2,437,846
6,000,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(b)(e)	5,769,902
1,394,085		Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	1,391,813
		Comision Federal de Electricidad:
400,000		Company Guaranteed Notes, 3.348% due 2/9/31	333,407
1,500,000		Senior Unsecured Notes, 4.750% due 2/23/27	1,450,529
1,653,698		Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,628,837
400,000		KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	380,626
3,547,457		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,459,679
3,300,000		Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,216,503
		Total Mexico	38,224,097
Netherlands - 3.3%
1,755,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(b)	1,743,203
3,699,000	EUR	Azerion Group NV, Senior Secured Notes, 10.658% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	4,052,989
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
4,200,000		7.250% due 2/13/33	3,928,185
2,300,000		8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	2,283,321
		ING Groep NV, Junior Subordinated Notes:
735,000		5.750% (5-Year CMT Index + 4.342%)(b)(e)	707,093
400,000		6.500% (5-Year USD Swap Rate + 4.446%)(b)(e)	397,612
200,000		7.500% (5-Year CMT Index + 3.711%)(b)(e)	198,568
		Minejesa Capital BV, Senior Secured Notes:
5,764,760		4.625% due 8/10/30	5,480,066
1,700,000		5.625% due 8/10/37	1,513,590
2,319,020		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	2,194,344

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Netherlands - (continued)
$5,293,753		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	$4,976,070
		Total Netherlands	27,475,041
Norway - 1.0%
32,000,000	NOK	Bulk Infrastructure Holding AS, Senior Unsecured Notes, 9.230% (3-Month NIBOR + 4.500%) due 10/15/24(b)	3,048,693
4,933,000	NOK	Duett Software Group AS, Senior Secured Notes, 9.730% (3-Month NIBOR + 5.000%) due 4/12/26(b)	445,302
4,314,000	EUR	Fiven ASA, Senior Secured Notes, 10.629% (3-Month EURIBOR + 6.700%) due 12/11/26(b)	4,832,144
		Total Norway	8,326,139
Panama - 0.4%
2,000,000		Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(b)	1,839,600
1,224,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,144,248
		Total Panama	2,983,848
Paraguay - 0.1%
1,200,000		Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	761,400
Peru - 3.7%
		Banco de Credito del Peru SA, Subordinated Notes:
1,900,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	1,814,621
3,300,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	3,026,833
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,568,222
4,392,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	4,238,280
750,000		Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	619,263
3,000,000		Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	2,877,675
3,084,118		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	2,935,213
1,000,000		InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	903,713
1,050,000		InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	1,028,958
		Kallpa Generacion SA:
300,000		Company Guaranteed Notes, 4.125% due 8/16/27	286,242
2,700,000		Senior Unsecured Notes, 4.875% due 5/24/26	2,634,497
2,300,000		Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	2,028,065
2,400,000		Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,262,000
4,300,000		Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	2,597,695
800,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	774,055
		Total Peru	30,595,332
Portugal – 0.0%
70,068		Invepar, zero coupon, due 12/30/28(c)(d)	–
Singapore - 3.0%
6,000,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	5,605,656
6,348,440		LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	6,316,971
6,900,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	6,571,791
		United Overseas Bank Ltd., Subordinated Notes:
6,600,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	6,155,820
200,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	184,058
		Total Singapore	24,834,296

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
South Korea - 0.6%
$900,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	$869,155
400,000		KT Corp., Senior Unsecured Notes, 2.500% due 7/18/26	376,716
3,900,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,862,115
		Total South Korea	5,107,986
Spain - 1.2%
		AI Candelaria Spain SA, Senior Secured Notes:
5,249,475		7.500% due 12/15/28	5,126,971
3,050,000		5.750% due 6/15/33	2,413,980
		Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
800,000		6.125% (5-Year USD Swap Rate + 3.870%)(b)(e)	734,541
200,000		9.375% (5-Year CMT Index + 5.099%)(b)(e)	213,405
1,400,000		Banco Santander SA, Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.753%)(b)(e)	1,253,917
		Total Spain	9,742,814
Sweden - 1.7%
40,000,000	SEK	Esmaeilzadeh Holding AB, Senior Unsecured Notes, 11.397% (3-Month SEK-STIBOR + 7.500%) due 1/26/25(b)	3,546,780
		Go North Group AB:
3,958,974		Senior Secured Notes, 11.111% (SOFRRATE + 5.762%) due 2/9/26(b)	3,939,179
2,750,193	SEK	Senior Unsecured Notes, 15.000% due 2/2/28(d)	–
1,200,000	EUR	Inteno Group AB, Senior Secured Notes, 11.432% (3-Month EURIBOR + 7.500%) due 9/6/26(b)	1,002,401
23,750,000	SEK	Novedo Holding AB, Senior Secured Notes, 10.271% (3-Month SEK-STIBOR + 6.500%) due 11/26/24(b)	2,189,148
37,500,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 12.008% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	3,590,179
		Total Sweden	14,267,687
Switzerland - 0.2%
		UBS Group AG, Junior Subordinated Notes:
1,180,000		6.875% (5-Year USD Swap Rate + 4.590%)(b)(e)	1,167,692
290,000		7.750% (5-Year USD Swap Rate + 4.160%)(a)(b)(e)	293,329
465,000		9.250% (5-Year CMT Index + 4.758%)(a)(b)(e)	508,455
		Total Switzerland	1,969,476
United Kingdom - 1.6%
2,625,000		3t Global, Senior Secured Notes, 11.250% due 5/22/28	2,617,189
		Barclays PLC, Junior Subordinated Notes:
360,000		6.125% (5-Year CMT Index + 5.867%)(b)(e)	350,078
900,000		8.000% (5-Year CMT Index + 5.431%)(b)(e)	898,538
435,000		9.625% (5-Year USD Swap Rate + 5.775%)(b)(e)	463,681
		HSBC Holdings PLC, Junior Subordinated Notes:
450,000		6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%)(b)(e)	446,371
2,355,000		8.000% (5-Year CMT Index + 3.858%)(b)(e)	2,446,153
13,312,228	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(f)	879,175
		Lloyds Banking Group PLC, Junior Subordinated Notes:
755,000		7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.496%)(b)(e)	751,759
600,000		8.000% (5-Year CMT Index + 3.913%)(b)(e)	605,238
2,000,000		MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	1,627,927
		NatWest Group PLC, Junior Subordinated Notes:
600,000		6.000% (5-Year CMT Index + 5.625%)(b)(e)	586,296
470,000		8.000% (5-Year USD Swap Rate + 5.720%)(b)(e)	472,568
200,000		8.125% (5-Year CMT Index + 3.752%)(b)(e)	202,806

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United Kingdom - (continued)
$240,000	Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%)(a)(b)(e)	$235,221
188,000	Vedanta Resources Ltd., Company Guaranteed Notes, 13.875% due 12/9/28	177,117
	Vodafone Group PLC, Junior Subordinated Notes:
685,000	7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(b)	705,759
250,000	4.125% (5-Year CMT Index + 2.767%) due 6/4/81(b)	211,640
	Total United Kingdom	13,677,516
United States - 20.0%
7,321,000	99 Cents Only Stores LLC, Senior Secured Notes, 7.500% due 1/15/26(a)(h)	366,050
820,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.562%) due 6/15/45(a)(b)	818,435
148,000	AES Corp., Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(b)	149,252
580,000	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(b)(e)	547,356
915,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.481%)(b)(e)	759,964
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(a)(b)(e)	236,250
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(b)	145,757
465,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(b)(e)	423,869
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-SOFR + 2.868%) due 4/1/48(b)	156,881
1,200,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-SOFR + 4.135%) due 3/27/48(b)	1,213,622
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-SOFR + 2.215%) due 12/15/66(a)(b)	859,637
311,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(b)	281,388
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760%)(b)(e)	331,958
200,000	6.100% (3-Month TSFR + 4.160%)(b)(e)	200,224
580,000	6.250% (3-Month TSFR + 3.967%)(b)(e)	577,465
1,300,000	6.300% (3-Month TSFR + 4.815%)(b)(e)	1,305,685
640,000	6.500% (3-Month TSFR + 4.436%)(b)(e)	639,449
500,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(b)(e)	490,154
7,343,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	6,884,062
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(b)(e)	267,400
685,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%)(b)(e)	615,619
	Charles Schwab Corp., Junior Subordinated Notes:
760,000	4.000% (5-Year CMT Index + 3.168%)(b)(e)	706,942
850,000	5.375% (5-Year CMT Index + 4.971%)(b)(e)	836,560
	Citigroup Inc., Junior Subordinated Notes:
265,000	4.150% (5-Year CMT Index + 3.000%)(b)(e)	245,331
1,104,000	5.950% (3-Month TSFR + 4.167%)(b)(e)	1,095,320
1,225,000	6.250% (3-Month TSFR + 4.779%)(b)(e)	1,223,312
657,000	7.125% (5-Year CMT Index + 2.693%)(b)(e)	655,535
280,000	7.375% (5-Year CMT Index + 3.209%)(b)(e)	286,592
1,420,000	7.625% (5-Year CMT Index + 3.211%)(b)(e)	1,475,647

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
	Citizens Financial Group Inc., Junior Subordinated Notes:
$460,000	4.000% (5-Year CMT Index + 3.215%)(b)(e)	$415,794
100,000	8.720% (3-Month TSFR + 3.419%)(b)(e)	98,178
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(b)	197,528
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-SOFR + 4.660%)(b)(e)	1,062,314
460,000	6.450% (5-Year CMT Index + 3.487%)(b)(e)	455,693
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(b)(e)	617,500
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(a)(e)	480,675
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month TSFR + 3.338%)(b)(e)	106,237
200,000	6.125% (5-Year CMT Index + 5.783%)(b)(e)	198,832
150,000	Dominion Energy Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.511%) due 6/1/54(b)	154,854
	Edison International, Junior Subordinated Notes:
245,000	5.000% (5-Year CMT Index + 3.901%)(b)(e)	233,253
300,000	5.375% (5-Year CMT Index + 4.698%)(b)(e)	292,410
	Energy Transfer LP, Junior Subordinated Notes:
660,000	6.500% (5-Year CMT Index + 5.694%)(b)(e)	646,499
54,000	6.625% (3-Month USD-SOFR + 4.155%)(b)(e)	50,798
44,000	7.125% (5-Year CMT Index + 5.306%)(b)(e)	43,054
210,000	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(b)	218,618
360,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(b)	351,296
577,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(b)	574,557
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(b)(e)	603,621
705,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(b)(e)	679,821
900,000	First Citizens BancShares Inc., Junior Subordinated Notes, 9.563% (3-Month TSFR + 4.234%)(b)(e)	911,525
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 10.500% due 1/15/28(a)	2,451,835
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,957,373
2,700,000	4.125% due 3/1/28	2,580,446
6,379,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	5,295,287
	General Motors Financial Co., Inc., Junior Subordinated Notes:
1,105,000	5.700% (5-Year CMT Index + 4.997%)(b)(e)	1,037,712
855,000	5.750% (3-Month USD-SOFR + 3.598%)(b)(e)	805,947
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,746,870
	Goldman Sachs Group Inc., Junior Subordinated Notes:
395,000	4.125% (5-Year CMT Index + 2.949%)(b)(e)	366,077
905,000	5.300% (3-Month TSFR + 4.096%)(b)(e)	888,826
809,000	5.500% (5-Year CMT Index + 3.623%)(b)(e)	805,581
1,786,000	7.500% (5-Year CMT Index + 3.156%)(b)(e)	1,849,032
245,000	8.461% (3-Month TSFR + 3.136%)(b)(e)	243,778
3,000,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	2,866,214
1,500,000	Hawaii Electric Light Co., Inc., , 3.280% due 12/30/40(c)(d)	855,000
3,057,000	Hughes Satellite Systems Corp., Senior Secured Notes, 5.250% due 8/1/26	2,070,832

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$1,000,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(b)(e)	$929,244
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
9,541,000	4.750% due 9/15/24	9,526,417
3,193,000	6.375% due 12/15/25	3,190,299
1,549,000	6.250% due 5/15/26	1,510,455
6,165,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(a)	5,841,338
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 7.395% (3-Month TSFR + 2.062%) due 12/21/65(a)(b)	203,458
5,532,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)(g)	4,149,000
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,565,000	3.650% (5-Year CMT Index + 2.850%)(b)(e)	1,468,939
200,000	6.100% (3-Month TSFR + 3.592%)(b)(e)	200,700
1,156,000	6.875% (5-Year CMT Index + 2.737%)(b)(e)	1,192,861
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%)(b)(e)	249,669
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250%(a)(e)	1,344,688
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	6,042,650
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%)(b)(e)	139,881
655,000	5.125% (3-Month TSFR + 3.782%)(b)(e)	614,868
825,000	Markel Group Inc., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(b)(e)	818,619
3,572,000	Match Group Financeco 2 Inc., Company Guaranteed Notes, 0.875% due 6/15/26(a)	3,222,301
1,700,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	1,662,955
	MetLife Inc., Junior Subordinated Notes:
300,000	3.850% (5-Year CMT Index + 3.576%)(b)(e)	288,451
885,000	5.875% (3-Month TSFR + 3.221%)(b)(e)	882,178
330,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(b)	300,765
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(b)	176,971
	PNC Financial Services Group Inc., Junior Subordinated Notes:
447,000	5.000% (3-Month TSFR + 3.562%)(b)(e)	431,034
500,000	6.000% (5-Year CMT Index + 3.000%)(b)(e)	486,580
400,000	6.200% (5-Year CMT Index + 3.238%)(b)(e)	393,016
865,000	6.250% (5-Year CMT Index + 2.808%)(b)(e)	825,496
400,000	8.648% (3-Month TSFR + 3.302%)(b)(e)	401,520
3,874,107	ProSomnus Holdings Inc., , 9.000% due 4/6/26(c)(d)	2,053,277
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	354,887
	Prudential Financial Inc., Junior Subordinated Notes:
895,000	5.125% (5-Year CMT Index + 3.162%) due 3/1/52(b)	831,232
220,000	6.500% (5-Year CMT Index + 2.404%) due 3/15/54(b)	220,557
400,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(b)(e)	395,834
	Sasol Financing USA LLC, Company Guaranteed Notes:
1,000,000	4.375% due 9/18/26	936,245
2,800,000	5.500% due 3/18/31	2,310,501
	SBL Holdings Inc., Junior Subordinated Notes:
1,195,000	6.500% (5-Year CMT Index + 5.620%)(a)(b)(e)	950,025
845,000	7.000% (5-Year CMT Index + 5.580%)(a)(b)(e)	730,925
	Sempra, Junior Subordinated Notes:
510,000	4.875% (5-Year CMT Index + 4.550%)(b)(e)	497,653
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(b)	211,309

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(b)	$501,442
200,000	Southern Copper Corp., Senior Unsecured Notes, 3.875% due 4/23/25	196,562
565,000	State Street Corp., Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(b)(e)	570,881
10,140,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 9.500% due 10/15/26(a)	10,403,620
7,301,143	TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(a)	7,414,318
	Truist Financial Corp., Junior Subordinated Notes:
810,000	4.800% (5-Year CMT Index + 3.003%)(b)(e)	791,356
1,655,000	5.100% (5-Year CMT Index + 4.349%)(b)(e)	1,533,932
275,000	8.693% (3-Month TSFR + 3.364%)(b)(e)	276,829
3,246,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(a)	3,284,851
975,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	804,680
7,295,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)(c)	6,739,121
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%)(a)(b)(e)	203,476
120,000	8.000% (5-Year CMT Index + 6.930%)(a)(b)(e)	121,981
380,000	8.875% (5-Year CMT Index + 5.045%)(a)(b)(e)	393,471
500,000	Voya Financial Inc., Junior Subordinated Notes, 7.758% (5-Year CMT Index + 3.358%)(b)(e)	514,157
1,646,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 6.412% due 3/15/26	1,645,930
	Wells Fargo & Co., Junior Subordinated Notes:
1,290,000	3.900% (5-Year CMT Index + 3.453%)(b)(e)	1,219,183
1,470,000	5.875%(b)(e)	1,461,974
975,000	7.625% (5-Year CMT Index + 3.606%)(b)(e)	1,026,689
3,708,000	WESCO Distribution Inc., Company Guaranteed Notes, 7.125% due 6/15/25(a)	3,706,424
3,479,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	3,468,500
3,544,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	3,162,512
	Total United States	166,438,270
	TOTAL CORPORATE BONDS & NOTES
	(Cost - 573,163,276)	562,325,831
SENIOR LOANS(b) - 8.0%
1,652,000	Audacy Capital Corp., 8.091% (3-Month USD-SOFR + 2.500%) due 11/18/24(h)	842,520
4,401,000	Cengage Learning Inc., 9.538% (6-Month USD-SOFR + 4.250%) due 3/24/31	4,419,880
6,144,799	Chobani LLC, 8.694% (1-Month USD-SOFR + 3.250%) due 10/25/27	6,172,205
5,327,000	Clear Channel International BV, 7.500% due 8/12/27	5,247,095
1,634,061	Container Store Inc., 10.571% (3-Month USD-SOFR + 5.000%) due 1/31/26	1,029,458
2,141,000	Crocs Inc., 10.802% due 2/20/29(i)	2,153,975
4,071,000	DS Parent Inc., 10.798% (3-Month USD-SOFR + 5.500%) due 1/31/31	4,068,476
335,000	Elevate Textiles Inc., 13.952% (3-Month USD-SOFR + 8.500%) due 9/30/27	327,881
698,139	First Brands Group LLC, 10.591% (3-Month USD-SOFR + 5.000%) due 3/30/27	691,737
994,453	GemmaCert Ltd., 9.000% due 5/19/24(c)(d)(h)	159,610
3,174,310	Getty Images Inc., 9.909% (3-Month USD-SOFR + 4.500%) due 2/19/26	3,173,516
4,754,100	HighPeak Energy Inc., 12.952% (3-Month USD-SOFR + 7.500%) due 9/30/26	4,831,354
8,157,950	Inotiv Inc., 12.340% (3-Month USD-SOFR + 6.750%) due 11/5/26	7,852,027
2,890,000	Magnite Inc., 9.821% (6-Month USD-SOFR + 4.500%) due 2/6/31	2,906,271

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - (continued)
$7,736,004	Mountaineer Merger Corp., 12.588% (3-Month USD-SOFR + 7.000%) due 10/26/28	$6,159,793
10,037,433	NAI Entertainment Holdings LLC, 10.944% (1-Month USD-SOFR + 5.500%) due 5/8/25	9,984,736
834,712	Prosomnus Holdings Inc., due 11/7/24(c)(d)(i)	834,712
3,929,000	Trulite Holding Corp., 11.313% (1-Month USD-SOFR + 6.000%) due 3/1/30	3,879,888
2,080,000	United Natural Foods Inc., 10.079% (1-Month USD-SOFR + 4.750%) due 5/1/31	2,060,760
	TOTAL SENIOR LOANS
	(Cost - $68,906,322)	66,795,894
COLLATERALIZED MORTGAGE OBLIGATION - 0.4%
2,900,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.381% due 9/15/36(a)(b)
	(Cost - $2,881,875)	2,880,617
SOVEREIGN BONDS - 0.2%
Colombia - 0.1%
1,200,000	Colombia Government International Bond, 3.875% due 4/25/27	1,123,600
Ukraine - 0.1%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30(c)(h)	547,251
United States - 0.0%
122,000	CoBank ACB, 7.250%(b)(e)	123,715
198,000	Farm Credit Bank of Texas, 7.750%(a)(b)(e)	198,736
	Total United States	322,451
	TOTAL SOVEREIGN BONDS
	(Cost - $2,354,828)	1,993,302

Shares/Units

EXCHANGE TRADED FUND (ETF) - 12.6%
United States - 12.6%
2,948,672	Xtrackers USD High Yield Corporate Bond
	(Cost - $102,642,253)	104,471,449
PREFERRED STOCKS - 2.9%
Bermuda - 0.3%
49,296	Aspen Insurance Holdings Ltd., 5.625%(e)	1,015,991
10,445	Axis Capital Holdings Ltd., 5.500%(e)	221,643
30,038	Enstar Group Ltd., 7.000% (3-Month USD-SOFR + 4.015%)(b)(e)	754,254
	Total Bermuda	1,991,888
United Kingdom - 0.0%
4,046	Argo Blockchain PLC, 8.750%	36,414
United States - 2.6%
18,819	Air Lease Corp., 9.241% (3-Month TSFR + 3.912%)(b)(e)	474,051
	American National Group Inc.:
26,165	5.950% (5-Year CMT Index + 4.322%)(b)(e)	636,594
60,435	6.625% (5-Year CMT Index + 6.297%)(b)(e)	1,492,745
8,130	Assurant Inc., 5.250%	170,974
21,565	AT&T Inc., 4.750%(e)	434,535
	Athene Holding Ltd.:
25,555	6.350% (3-Month USD-LIBOR + 4.253%)(b)(e)	619,198
22,269	6.375% (5-Year CMT Index + 5.970%)(b)(e)	556,725
204,660	Bitcoin Depot Inc.*(c)(d)	407,273
2,850	CoBank ACB, 6.200% (3-Month USD-SOFR + 3.744%)(b)(e)	281,323
58,133	CTO Realty Growth Inc., 6.375%(e)	1,222,537
1,000	Dairy Farmers of America Inc., 7.875%(a)(c)(e)	96,500
18,271	Equitable Holdings Inc., 5.250%(e)	406,530

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - (continued)
United States - (continued)
11,970	Farm Credit Bank of Texas, 9.601% (3-Month USD-SOFR + 4.010%)(a)(b)(e)	$1,195,803
	KeyCorp:
14,085	6.125% (3-Month TSFR +4.154%)(b)(e)	340,153
29,270	6.200% (5-Year CMT Index +3.132%)(b)(e)	662,965
	Morgan Stanley:
34,425	5.850%)(b)(e)	842,724
15,700	6.375%)(b)(e)	396,425
10,000	6.500%(e)	256,800
196,289	NGL Energy Partners LP, 12.817% (3-Month TSFR + 7.475%)(b)(e)	4,809,081
	NuStar Energy LP:
35,146	11.234% (3-Month TSFR +5.905%)(b)(e)	878,298
21,505	12.357% (3-Month TSFR +7.028%)(b)(e)	537,410
17,478	NuStar Logistics LP, 12.324% (3-Month TSFR + 6.996%)(b)	444,640
28,836	Regions Financial Corp., 5.700% (3-Month TSFR + 3.410%)(b)(e)	661,786
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-LIBOR +4.040%)(b)	373,650
14,425	7.125% (5-Year CMT Index +3.456%)(b)	376,637
43,599	Saratoga Investment Corp., 6.000%	1,049,428
12,635	Selective Insurance Group Inc., 4.600%(e)(j)	230,968
25,945	Synchrony Financial, 5.625%)(e)	479,204
13,953	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(b)(e)	352,174
30,380	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(b)(e)(j)	750,386
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(b)(e)	132,030
13,366	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(b)(e)	333,348
	Total United States	21,902,895
	TOTAL PREFERRED STOCKS
	(Cost - $24,143,353)	23,931,197
COMMON STOCKS - 0.8%
United States - 0.8%
15,560	Alpha Partners Technology*(c)(d)	809
22,982	Berenson Acquisition Corp. I*(c)(d)	–
147,356	Bitcoin Depot Inc.*(j)	293,239
183,721	CTO Realty Growth Inc.	3,262,885
7,600	EchoStar Corp., Class A Shares*	145,920
57	Real Alloy Holding Inc.*(c)(d)	2,806,368
10,650	Revelstone Capital Acquisition Corp.*(c)(d)	–
238,311	UpHealth Inc.*(c)	126,257
22,000	Warner Bros Discovery Inc.*	181,280
	Total United States	6,816,758
	TOTAL COMMON STOCKS
	(Cost - $6,905,944)	6,816,758
WARRANTS - 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(c)(d)	–
502,803	WT PUR COM*(c)(d)	–
	Total Bermuda	–
Brazil – 0.0%
58,463	OAS SA*(c)(d)	–
Canada – 0.0%
29,178,410	Tacora Resources Inc.*(c)(d)	–

Schedules of Investments
May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
Israel – 0.0%
41,956	GemmaCert Ltd.*(c)(d)	$–
United States - 0.0%
36,249	Leafly Holdings Inc.*(c)	1,297
82,695	ProSomnus Inc.*(c)	58
	Total United States	1,355
	TOTAL WARRANTS
	(Cost - $362,512)	1,355
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $781,400,894)	769,216,403

Face Amount†

SHORT-TERM INVESTMENTS - 6.1%
COMMERCIAL PAPERS - 4.1%
$6,208,000		Bacardi-Martini BV, 5.794% due 7/18/24(k)	6,159,396
6,424,000		DENTSPLY SIRONA Inc., 5.978% due 6/18/24(k)	6,404,657
6,430,000		FMC Corp., 6.097% due 6/13/24(k)	6,415,917
6,132,000		Leggett & Platt Inc., 5.812% due 6/5/24(k)	6,127,378
3,151,000		VF Corp., 6.485% due 7/24/24(k)	3,125,203
6,110,000		Whirlpool Corp., 5.929% due 6/14/24(k)	6,095,997
		TOTAL COMMERCIAL PAPERS
		(Cost - $34,342,504)	34,328,548
CORPORATE NOTE - 0.3%
2,165,123		Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d)(h)
		(Cost - $2,165,713)	2,165,123
TIME DEPOSITS - 1.7%
		Brown Brothers Harriman - Grand Cayman:
100	SEK	2.510% due 6/3/24	10
1	EUR	2.800% due 6/3/24	1
$554,562		CIBC - Toronto, 4.680% due 6/3/24	554,562
29	EUR	Citibank - London, 2.800% due 6/3/24	31
484,787		Citibank - New York, 4.680% due 6/3/24	484,787
13,345,626		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	13,345,626
		TOTAL TIME DEPOSITS
		(Cost - $14,385,017)	14,385,017
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $50,893,234)	50,878,688

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
1,134,179	Federated Government Obligations Fund, Premier Class, 5.172%(l)
	(Cost - $1,134,179)	1,134,179
	TOTAL INVESTMENTS - 98.6%
	(Cost - $833,428,307)	821,229,270
	Other Assets in Excess of Liabilities - 1.4%	11,462,552
	TOTAL NET ASSETS - 100.0%	$832,691,822

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $137,383,041 and represents 16.50% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $31,489,389 and represents 3.78% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(h)	Security is currently in default.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	All or a portion of this security is on loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	68.5%
Exchange Traded Fund (ETF)	12.7
Senior Loans	8.1
Preferred Stocks	2.9
Common Stocks	0.8
Collateralized Mortgage Obligation	0.4
Sovereign Bonds	0.2
Warrants	0.0 *
Short-Term Investments	6.3
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
113	$216,960	EchoStar Corp., Call	RJA	12/20/24	$25.00	$22,713
38	1,938,986	iShares 1-3 Year Treasury Bond, Call	RJA	6/21/24	82.00	3,800
238	309,586	iShares 1-3 Year Treasury Bond, Call	RJA	6/21/24	84.00	1,190
509	3,918,791	iShares iBoxx HighYield, Call	RJA	6/21/24	77.00	15,779
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $89,297)				$43,482

At May 31, 2024, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	1,550,000	BBH	$1,682,208	6/14/24	$4,466	$–	$4,466
Norwegian Krone	30,120,000	BBH	2,870,299	6/14/24	8,312	–	8,312
					$12,778	$–	$12,778

Contracts to Sell:
Euro	560,000	BBH	607,766	6/14/24	$–	$(4,638)	$(4,638)
Euro	1,160,000	BBH	1,258,943	6/14/24	–	(6,473)	(6,473)
Euro	38,600,000	BBH	41,892,408	6/14/24	–	(177,388)	(177,388)
Norwegian Krone	66,845,000	BBH	6,370,024	6/14/24	–	(185,112)	(185,112)
Swedish Krona	108,950,000	BBH	10,358,177	6/14/24	–	(288,079)	(288,079)
					$–	$(661,690)	$(661,690)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$12,778	$(661,690)	$(648,912)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
RJA	—	Raymond James &Associates

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 1.1%
CORPORATE BONDS & NOTES - 1.1%
Basic Materials - 0.1%
$906,000	SK Invictus Intermediate II SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	$804,019
Communications - 0.5%
3,333,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.750% due 3/1/30(a)	2,839,230
1,340,000	Frontier Communications Holdings LLC, Secured Notes, 6.000% due 1/15/30(a)	1,161,315
	Total Communications	4,000,545
Consumer Non-cyclical - 0.1%
1,000,000	Integra LifeSciences Holdings Corp., Senior Unsecured Notes, 0.500% due 8/15/25	936,500
Industrial - 0.2%
1,981,000	Likewize Corp., Senior Secured Notes, 9.750% due 10/15/25(a)	1,998,706
Technology - 0.2%
1,428,000	Concentrix Corp., Senior Unsecured Notes, 6.850% due 8/2/33	1,399,874
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $9,032,970)	9,139,644
	TOTAL SECURITIES SOLD SHORT - 1.1%
	(Proceeds - $9,032,970)	$9,139,644

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $6,803,270 and represents 0.82% of net assets.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 18.4%
$1,240,463	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 6.219% (1-Month TSFR + 0.894%) due 10/25/35(a)	$1,217,281
3,289,382	ABFC Trust, Series 2003-OPT1, Class A3, 6.119% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,168,745
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 5.709% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,257,023
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 6.740% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,002,517
6,507,000	ARES LI CLO Ltd., Series 2019-51A, Class BR, 7.340% (3-Month TSFR + 2.012%) due 7/15/34(a)(b)	6,517,559
874,995	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.635% (1-Month TSFR + 0.394%) due 12/25/36(a)	848,294
	Barings CLO Ltd.:
2,860,000	Series 2020-1A, Class BR, 7.240% (3-Month TSFR + 1.912%) due 10/15/36(a)(b)	2,860,494
13,505,000	Series 2021-1A, Class B, 6.985% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,540,293
4,300,000	Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class B, 7.286% (3-Month TSFR + 1.962%) due 10/20/34(a)(b)	4,299,904
5,475,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class B1R, 7.239% (3-Month TSFR + 1.912%) due 7/18/34(a)(b)	5,488,563
1,981,616	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 5.589% (1-Month TSFR + 0.264%) due 8/25/36(a)	1,879,590
1,825,924	CHEC Loan Trust, Series 2004-1, Class A3, 6.439% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,734,413
391,298	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 6.189% (1-Month TSFR + 0.864%) due 5/25/34(a)	390,568
113,601	CWABS Asset-Backed Certificates Trust, Series 2007-2, Class 2A3, 5.579% (1-Month TSFR + 0.254%) due 8/25/37(a)	113,102
15,974	CWABS Inc. Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 6.239% (1-Month TSFR + 0.914%) due 8/25/47(a)	15,945
1,481,668	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.539% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,419,934
2,487,043	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 6.559% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,420,526
4,047,609	Fremont Home Loan Trust, Series 2003-A, Class M1, 6.414% (1-Month TSFR + 1.089%) due 8/25/33(a)	4,073,932
2,810,000	Home Equity Asset Trust, Series 2005-6, Class M5, 6.384% (1-Month TSFR + 1.059%) due 12/25/35(a)	2,598,723
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 7.288% (3-Month TSFR + 1.962%) due 7/19/30(a)(b)	3,002,237
6,500,000	Invesco CLO Ltd., Series 2022-3A, Class B, 8.075% (3-Month TSFR + 2.750%) due 10/22/35(a)(b)	6,533,684
879,807	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 5.679% (1-Month TSFR + 0.354%) due 5/25/37(a)	869,471
1,670,304	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 6.339% (1-Month TSFR + 1.014%) due 10/25/34(a)	1,564,751
1,325,691	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 13.290% (3-Month TSFR + 7.962%) due 4/15/29(a)(b)	1,319,204
2,370,000	Marathon CLO XI Ltd., Series 2018-11A, Class A2, 7.136% (3-Month TSFR + 1.812%) due 4/20/31(a)(b)	2,371,096
1,900,928	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 6.219% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,934,708
	Merrill Lynch Mortgage Investors Trust:
310,058	Series 2005-FM1, Class M1, 6.159% (1-Month TSFR + 0.834%) due 5/25/36(a)	305,090
1,591,274	Series 2006-OPT1, Class A2C, 5.739% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,473,915

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$674,477	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 5.759% (1-Month TSFR + 0.434%) due 5/25/36(a)	$665,726
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.759% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,311,441
681,998	Series 2005-WCW2, Class M2, 6.234% (1-Month TSFR + 0.909%) due 7/25/35(a)	673,218
2,151,182	Ramp Trust, Series 2004-RS8, Class MII2, 5.105% (1-Month TSFR + 1.264%) due 8/25/34(a)	2,107,289
9,505,000	RR 4 Ltd., Series 2018-4A, Class A2, 7.140% (3-Month TSFR + 1.812%) due 4/15/30(a)(b)	9,529,004
9,889,965	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440% due 9/15/27	9,766,480
2,297,312	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 6.204% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,254,664
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 11.341% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	312,316
2,927,471	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 6.144% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,888,875
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 8.064% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,432,817
495,571	Series 2006-BC6, Class A4, 5.609% (1-Month TSFR + 0.284%) due 1/25/37(a)	486,684
633,163	Series 2006-GEL1, Class M2, 6.639% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	624,997
692,716	Series 2007-BC3, Class 2A3, 5.619% (1-Month TSFR + 0.294%) due 5/25/47(a)	659,960
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 6.039% (1-Month TSFR + 0.714%) due 7/25/37(a)(b)	6,294,361
2,465,000	Series 2006-7, Class 1A2C, 5.979% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,099,500
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 12.180% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	626,365
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.836% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,291,469
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 7.386% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,849,814
7,000,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A2R, 7.336% (3-Month TSFR + 2.012%) due 7/20/32(a)(b)	6,999,457
	TOTAL ASSET-BACKED SECURITIES (Cost - $134,480,100)	135,095,999
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7%
1,632,516	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 6.419% (1-Month TSFR + 1.094%) due 6/25/35(a)	1,590,396
544,011	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.759% (1-Month TSFR + 0.434%) due 2/25/34(a)	496,507
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 14.688% (SOFR30A + 9.364%) due 11/25/39(a)(b)	9,135,791
3,333,152	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.639% (1-Month TSFR + 0.314%) due 8/25/47(a)	2,926,454
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,387,966	Series 2016-C02, Class 1B, 17.688% (SOFR30A + 12.364%) due 9/25/28(a)@	3,941,046
2,198,670	Series 2016-C03, Class 2M2, 11.338% (SOFR30A + 6.014%) due 10/25/28(a)@	2,312,402
1,259,428	Series 2016-C04, Class 1B, 15.688% (SOFR30A + 10.364%) due 1/25/29(a)@	1,434,298
4,640,226	Series 2016-C06, Class 1B, 14.688% (SOFR30A + 9.364%) due 4/25/29(a)@	5,222,237
2,420,031	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.535% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,457,403
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 10.688% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,943,536
3,780,000	Series 2020-DNA5, Class B2, 16.824% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,259,618
5,600,000	Series 2020-DNA6, Class B2, 10.974% (SOFR30A + 5.650%) due 12/25/50(a)(b)	6,287,653

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$1,280,000	Series 2020-HQA3, Class B2, 15.438% (SOFR30A + 10.114%) due 7/25/50(a)(b)	$1,697,195
1,260,000	Series 2020-HQA4, Class B2, 14.838% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,645,684
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 15.938% (SOFR30A + 10.614%) due 3/25/49(a)(b)	6,086,073
4,870,000	Series 2019-DNA3, Class B2, 13.588% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,636,392
4,588,000	Series 2019-DNA4, Class B2, 11.688% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,091,917
5,800,000	Series 2019-FTR1, Class B2, 13.788% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,967,250
4,030,000	Series 2019-HQA1, Class B2, 17.688% (SOFR30A + 12.364%) due 2/25/49(a)(b)	5,146,095
5,500,000	Series 2019-HQA2, Class B1, 9.538% (SOFR30A + 4.214%) due 4/25/49(a)(b)	5,968,189
3,100,000	Series 2019-HRP1, Class B1, 9.488% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,412,639
5,000,000	Series 2019-HRP1, Class B2, 14.938% (SOFR30A + 9.614%) due 2/25/49(a)(b)	5,807,870
	Freddie Mac Structured Agency Credit Risk Debt Notes:
4,889,709	Series 2015-DNA2, Class B, 12.988% (SOFR30A + 7.664%) due 12/25/27(a)	5,132,143
1,906,687	Series 2016-DNA1, Class B, 15.438% (SOFR30A + 10.114%) due 7/25/28(a)	2,103,215
1,060,013	Series 2016-DNA4, Class B, 14.038% (SOFR30A + 8.714%) due 3/25/29(a)@	1,169,467
4,290,000	Series 2017-HQA3, Class B1, 9.888% (SOFR30A + 4.564%) due 4/25/30(a)@	4,619,577
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 6.249% (1-Month TSFR + 0.924%) due 10/25/35(a)	2,173,961
3,079,060	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.859% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,764,595
	STACR Trust:
4,403,002	Series 2018-HRP1, Class B1, 9.188% (SOFR30A + 3.864%) due 4/25/43(a)(b)	4,546,317
4,707,062	Series 2018-HRP1, Class B2, 17.188% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,705,932
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,257,530)	122,681,852
CORPORATE BONDS & NOTES - 14.9%
Consumer Cyclical - 3.5%
6,551,000	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(b)	6,453,282
2,794,000	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	2,253,165
	Macy’s Retail Holdings LLC, Company Guaranteed Notes:
4,951,000	6.125% due 3/15/32(b)	4,710,426
8,691,000	5.125% due 1/15/42	7,127,550
529,000	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(b)	522,807
4,356,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(b)	4,361,776
	Total Consumer Cyclical	25,429,006
Consumer Non-cyclical - 2.6%
11,923,000	Arrow Bidco LLC, Secured Notes, 10.750% due 6/15/25(b)(c)	12,256,713
6,444,000	Williams Scotsman Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	6,424,877
	Total Consumer Non-cyclical	18,681,590
Financial - 3.7%
9,043,000	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(b)	9,108,562
6,351,000	Genworth Holdings, Inc., Company Guaranteed Notes, 7.586% (3-Month USD-SOFR + 2.003%) due 11/15/36(a)	5,239,548
12,222,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	12,795,859
	Total Financial	27,143,969
Industrial - 1.9%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,857,852
5,304,000	WESCO Distribution Inc., Company Guaranteed Notes, 7.125% due 6/15/25(b)	5,301,746
	Total Industrial	14,159,598
Technology - 0.2%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,243,923

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 3.0%
$8,428,867	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	$9,217,548
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%)(a)(b)(d)	13,056,208
	Total Utilities	22,273,756
	TOTAL CORPORATE BONDS & NOTES (Cost - $106,465,355)	108,931,842
SENIOR LOANS(a) - 1.9%
4,018,000	Crown Subsea Communications Holding Inc., 10.080% (3-Month USD-SOFR + 0.480%) due 1/30/31	4,051,470
4,369,585	Majordrive Holdings IV LLC due 6/1/28(e)	4,377,799
1,653,000	NCR Atleos LLC, 10.179% (3-Month USD-SOFR + 0.480%) due 3/27/29	1,666,770
4,016,000	Recess Holdings Inc., 9.829% (1-Month USD-SOFR + 0.450%) due 2/20/30	4,036,080
	TOTAL SENIOR LOANS (Cost - $14,046,842)	14,132,119

Shares/Units

COMMON STOCKS - 11.7%
CONSUMER CYCLICAL - 1.8%
Entertainment - 1.7%
47,118	Caesars Entertainment Inc.*	1,675,516
355,468	Golden Entertainment Inc.	10,760,016
	Total Entertainment	12,435,532
Lodging - 0.1%
94,779	Playa Hotels & Resorts NV*	807,517
	TOTAL CONSUMER CYCLICAL	13,243,049
CONSUMER NON-CYCLICAL - 5.6%
Biotechnology - 3.3%
37,200	Apogee Therapeutics Inc.*	1,697,808
70,340	Calidi Biotherapeutics Inc.*@	13,365
249,118	Crinetics Pharmaceuticals Inc.*	11,063,330
341,984	Relay Therapeutics Inc.*	2,192,118
255,592	Xenon Pharmaceuticals Inc.*	9,730,387
	Total Biotechnology	24,697,008
Commercial Services - 1.7%
67,720	GXO Logistics Inc.*	3,401,576
230,056	WillScot Mobile Mini Holdings Corp.*	9,071,108
	Total Commercial Services	12,472,684
Food - 0.6%
197,049	Albertsons Cos., Inc., Class A Shares	4,067,091
	TOTAL CONSUMER NON-CYCLICAL	41,236,783
DIVERSIFIED - 0.9%
SPACs - 0.9%
299,624	Ares Acquisition Corp. II*	3,187,999
27,458	Churchill Capital Corp. IX*	277,326
292,343	Haymaker Acquisition Corp. 4*	3,077,144
	Total SPACs	6,542,469
	TOTAL DIVERSIFIED	6,542,469

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 2.5%
Banks - 1.2%
990,406	Blue Foundry Bancorp*(c)	$9,101,831
Investment Companies - 1.3%
518,188	Cannae Holdings, Inc.*	9,420,658
	TOTAL FINANCIAL	18,522,489
INDUSTRIAL - 0.9%
Metal Fabricate/Hardware - 0.9%
674,014	Hillman Solutions Corp.*(c)	6,194,189
	TOTAL COMMON STOCKS (Cost - $78,988,647)	85,738,979
OPEN-END FUNDS - 22.1%
12,193,694	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	140,105,539
1,749,136	Palm Valley Capital Fund	22,249,012
	TOTAL OPEN-END FUNDS
	(Cost - $159,999,192)	162,354,551
PREFERRED STOCK - 1.0%
CONSUMER CYCLICAL - 1.0%
Distribution/Wholesale - 1.0%
292,290	WESCO International Inc., 10.625%(a)(d)	7,786,606
	(Cost - $7,856,063)
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
149,812	Ares Acquisition Corp. II*(f)	19,476
468,723	Bridger Aerospace Group Holdings Inc.*(f)	70,308
556,875	Calidi Biotherapeutics Inc.*(f)	35,083
146,171	Haymaker Acquisition Corp. 4*(f)	36,616
131,807	Inspirato Inc.*(f)	1,318
358,816	Pagaya Technologies Ltd.*(f)	50,234
88,320	REVOLUTION Medicines Inc.*(f)	14,582
77,310	SomaLogic Inc.*(f)(g)	7,808
	Total SPACs	235,425
	TOTAL DIVERSIFIED	235,425
	TOTAL WARRANTS (Cost - $2,366,597)	235,425
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $618,460,326)	636,957,373

Face Amount†

SHORT-TERM INVESTMENTS - 9.4%
TIME DEPOSIT - 9.4%
$69,373,476	Citibank - New York, 4.680% due 6/3/24
	(Cost - $69,373,476)	69,373,476

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
15	Federated Government Obligations Fund, Premier Class, 5.172%(h) (Cost - $15)	$15
	TOTAL INVESTMENTS - 96.1% (Cost - $687,833,817)	706,330,864
	Other Assets in Excess of Liabilities - 3.9%	28,371,821
	TOTAL NET ASSETS - 100.0%	$734,702,685

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $263,366,911 and represents 35.85% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2024, amounts to $235,425 and represents 0.03% of net assets.
(g)	All or a portion of this security is on loan.
(h)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C01, Class 1B, 17.688% (SOFR30A + 12.364%) due 9/25/28	8/3/2021	$236,453	$3,941,046	0.54%
Series 2016-C03, Class 2M2, 11.338% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	2,312,402	0.31%
Series 2016-C04, Class 1B, 15.688% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,434,298	0.20%
Series 2016-C06, Class 1B, 14.688% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,222,237	0.71%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 14.038% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,169,467	0.16%
Series 2017-HQA3, Class B1, 9.888% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,619,577	0.63%
Calidi Biotherapeutics Inc.	9/10/2021	306	13,365	0.00%*
			$18,712,392	2.55%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LLC	—	Limited Liability Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
SPDR	—	Standard & Poor’s Depository Receipts
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Open-End Funds	23.0%
Asset-Backed Securities	19.1
Collateralized Mortgage Obligations	17.4
Corporate Bonds & Notes	15.4
Common Stocks	12.2
Senior Loans	2.0
Preferred Stock	1.1
Warrants	0.0	*
Short-Term Investments	9.8
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.005%.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	$13,898,678	12/29/49	GSC	1-Month	USD-Federal Funds-H.15	GSUCDHY1 Basket*	$(100,133)
USD	4,207,547	05/04/26	MSCS	1-Month	MSHEWSC Basket	1-Month FED + 0.36%	(17,053)
USD	3,322,316	05/15/25	MSCS	1-Month	iShares Russell 2000 ETF	1-Month FED + 0.30%	(16,714)
USD	2,776,227	12/09/49	GSC	1-Month	USD-Federal Funds-H.15	GSCBDNYB Basket	161,412
USD	6,072,568	05/15/25	MSCS	1-Month	SPDR S&P Regional Banking ETF	1-Month FED + 0.50%	175,054
USD	9,819,032	12/29/49	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket**	683,936
							$886,502

* GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of May 31, 2024	% of the Basket
Absury Automotive Group, Inc.	463,236	$3,230	4%
Ardagh Metal Packaging Finance USA LLC	463,236	3,230	4%
Aramark Services, Inc.	463,236	3,230	4%
Ball Corporation	463,236	3,230	4%
Bath & BodyWorks, Inc.	463,236	3,230	4%
1011778 B.C. Unlimited Liability Company	463,236	3,230	4%
Builders FirstSource, Inc.	463,236	3,230	4%
Standard Building Solutions Inc.	463,236	3,230	3%
Mauser Packaging Solutions Holding Company	463,236	3,230	3%
Carnival Corp.	463,236	3,230	3%
Emerald Debt Merger Sub LLC	463,236	3,230	3%
Fertitta Entertainment LLC	463,236	3,230	3%
GFL Environment, Inc.	463,236	3,230	3%
Chart Industries, Inc.	463,236	3,230	3%
Hilton Domestic Operating Company, Inc.	463,236	3,230	3%
Imola Merger Corp.	463,236	3,230	3%
Las Vegas Sands Corp.	463,236	3,230	3%
MGM Resorts International	463,236	3,230	3%
NCL Corporation Ltd.	463,236	3,230	3%
PetSmart LLC	463,236	3,230	3%
Royal Caribbean Cruises Ltd.	463,236	3,230	3%
Transocean Inc.	463,236	3,230	3%
Rolls-Royce PLC	463,236	3,230	3%
Spirit Aerosystems, Inc.	463,236	3,230	3%
Sensata Technologies B.V.	463,236	3,230	3%
Transdigm Inc.	463,236	3,230	3%
Viking Cruises Ltd.	463,236	3,230	3%
Wesco Distribution, Inc.	463,236	3,230	3%
Weatherford International Ltd.	463,236	3,230	3%
Wynn LasVegas, LLC	463,236	3,230	3%
Yum! Brands, Inc.	463,236	3,230	3%
			100%

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

** GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	57%
Alight Inc.	31%
Dayforce Inc.	7%
Paysafe Ltd.	5%
100%

At May 31, 2024, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 2/29/24(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	0.602%	USD	20,000,000	$1,563,350	$651,500	$911,850
CDX.NA.HY.41	5.000%	12/20/28	3-Month	MSCS	2.065%	USD	30,000,000	4,506,744	1,366,800	3,139,944
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	1.533%	USD	60,000,000	(179,949)	(8,736,000)	8,556,051
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	1.533%	USD	20,000,000	(59,983)	(2,630,800)	2,570,817
								$5,830,162	$(9,348,500)	$15,178,662

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT - 1.5%
CORPORATE BOND & NOTE - 0.2%
Financial - 0.2%
$1,396,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26	$1,305,252
	(Proceeds - $1,293,567)

Shares/Units

EXCHANGE TRADED FUND (ETF) - 1.2%
98,108	SPDR S&P Biotech	8,744,366
	(Proceeds - $14,175,942)
COMMON STOCK - 0.1%
CONSUMER CYCLICAL - 0.1%
Retail - 0.1%
47,364	Macy’s Inc.	922,651
	(Proceeds - $875,571)
	TOTAL SECURITIES SOLD SHORT - 1.5% (Proceeds - $16,345,080)	$10,972,269

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 92.6%
Alabama - 1.4%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,546,622
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,544,163
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,537,047
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	265,934
175,000	A	5.000% due 3/1/29	178,865
180,000	A	5.000% due 3/1/30	183,628
185,000	A	5.000% due 3/1/31	188,621
145,000	A	5.000% due 3/1/32	147,840
215,000	A	5.000% due 3/1/33	219,207
3,500,000	A+(d)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(c)	3,500,000
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(f)	1,506,363
		Total Alabama	11,818,290
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,037,186
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	217,933
		Total Alaska	1,255,119
Arizona - 2.8%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,157,095
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(f)	1,519,578
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,120,727
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	233,282
215,000	AA+	Series A, 5.000% due 7/1/28	217,977
235,000	AA+	Series A, 5.000% due 7/1/29	238,179
85,000	AA+	City of Glendale AZ Excise Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/32	88,447
105,000	AA+	City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM-Insured, 5.000% due 7/1/26	106,587
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(a)	67,223
90,000	AA-	Series A, 5.000% due 7/1/28(a)	92,384
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,204,403
		Maricopa County Industrial Development Authority, Revenue Bonds:
225,000	AA-	Series A, 5.000% due 1/1/25	226,485
1,000,000	NR	Series A, 6.250% due 7/1/44(f)	1,030,133
735,000	A2(b)	Series B, 5.000% due 9/1/45(c)	736,844
290,000	AA-	Series C, 5.000% due 1/1/48(c)	291,053
800,000	AA-	Series D, 5.000% due 1/1/46(c)	816,990
3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	2,997,652
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(f)	1,005,263
310,000	AA-	State of Arizona, COP, Series A, 5.000% due 10/1/24	311,249
		Total Arizona	23,461,551
Arkansas - 0.7%
		Arkansas Development Finance Authority, Revenue Bonds:
2,000,000	BB-	4.500% due 9/1/49(a)(f)	1,970,187
1,150,000	BB-	5.700% due 5/1/53(a)	1,186,331
2,350,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	2,346,102
		Total Arkansas	5,502,620

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California - 3.3%
$200,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(c)	$197,744
2,845,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(f)	2,116,507
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,047
		California Municipal Finance Authority, Revenue Bonds:
2,000,000	BB-	4.000% due 7/15/29(a)	1,985,614
300,000	BB	6.375% due 6/15/64(f)	313,545
		California Statewide Communities Development Authority, Revenue Bonds:
3,025,000	AA-	5.000% due 4/1/46(c)	3,235,151
2,525,000	BB	5.500% due 12/1/54	2,531,461
1,000,000	BB	Series A, 5.000% due 12/1/46(f)	1,000,860
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(a)	636,361
650,000	AA-	4.000% due 5/15/40(a)	633,494
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(f)	811,148
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(f)	741,336
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(f)	2,076,695
1,000,000	NR	3.000% due 12/1/56(f)	695,166
1,000,000	NR	4.000% due 8/1/56(f)	842,204
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	175,000
115,000	NR	Series A1, 5.000% due 6/1/25	116,978
30,000	NR	Series A1, 5.000% due 6/1/26	31,003
290,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, Series A, 5.000% due 7/1/29	292,171
100,000	AA	Oakland Unified School District, GO, AGM-Insured, 5.000% due 8/1/26	101,885
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	339,428
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	768,210
2,250,000	AA-	5.000% due 9/1/26	2,328,392
80,000	AA-	5.000% due 9/1/29	82,567
4,100,000	AA-	5.000% due 3/1/31	4,133,776
435,000	AA-	Series B, 5.000% due 8/1/26	449,548
205,000	AA-	Series C, 5.000% due 8/1/29	211,334
		Total California	26,962,625
Colorado - 2.7%
1,000,000	AA	Adams 12 Five Star Schools, GO, Series B, 5.000% due 12/15/34	1,029,362
		Board of Governors of Colorado State University System, Revenue Bonds:
1,000,000	AA	Series A, 5.000% due 3/1/43	1,119,996
2,000,000	AA	Series C, 4.000% due 3/1/38	2,009,879
1,275,000	AAA	Centennial Water & Sanitation District, Revenue Bonds, 5.000% due 12/1/48	1,373,435
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(a)	65,289
315,000	A+	Series A, 5.000% due 12/1/26(a)	323,097
30,000	AA-	Series A, 5.000% due 11/15/27(a)	31,051
195,000	AA-	Series A, 5.000% due 11/15/28(a)	200,895
455,000	AA-	Series A, 5.000% due 11/15/29(a)	468,546
115,000	AA-	Series A, 5.000% due 11/15/30(a)	118,501
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,736,975
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AGM:
500,000	AA	Series A, 5.000% due 12/1/41	543,582
1,000,000	AA	Series A, 5.500% due 12/1/54	1,110,598

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado - (continued)
$600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(f)	$613,025
		Colorado Health Facilities Authority, Revenue Bonds:
580,000	AA	5.000% due 11/15/49(c)	595,236
60,000	NR	Series Prerefunded 11/19/26@ 100, 5.000% due 11/15/49(c)(e)	61,862
50,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	49,703
3,000,000	Aa2(b)	Gunnison Watershed School District No Re 1J, GO, 5.000% due 12/1/47	3,214,862
1,325,000	AA-	State of Colorado, COP, 6.000% due 12/15/39	1,563,144
1,435,000	Aa1(b)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(c)	1,424,430
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	129,549
120,000	AA	5.000% due 12/15/29	124,307
135,000	AA	5.000% due 12/15/31	139,756
285,000	AA	5.000% due 12/1/34	303,877
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,648,566
		Total Colorado	21,999,523
Connecticut - 1.0%
505,000	AA-	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series B, 1.800% due 7/1/49(c)	503,725
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	92,439
375,000	AA-	Series A, 5.000% due 4/15/26	385,465
150,000	AA-	Series A, 5.000% due 4/15/30	160,842
170,000	AA-	Series A, 5.000% due 4/15/34	182,038
60,000	AA-	Series A, 5.000% due 4/15/35	64,239
175,000	AA-	Series B, 5.000% due 1/15/26	179,280
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,137,689
100,000	AA-	Series E, 5.000% due 10/15/26	103,435
150,000	AA-	Series E, 5.000% due 10/15/29	153,954
1,260,000	AA-	Series E, 5.000% due 11/15/35	1,413,016
2,425,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/39	2,674,717
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	346,810
		Total Connecticut	8,397,649
Delaware - 0.4%
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24@ 100, 5.000% due 7/1/27(e)	3,162,242
District of Columbia - 1.6%
		District of Columbia, GO:
1,500,000	AA+	Series A, 5.000% due 6/1/34	1,517,312
2,000,000	AA+	Series C, 5.000% due 6/1/34	2,000,000
2,500,000	AA+	District of Columbia Water & Sewer Authority, Revenue Bonds, Series C, 5.000% due 10/1/27	2,508,661
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
2,625,000	AA-	Series A, 5.000% due 10/1/24(a)	2,632,132
115,000	AA-	Series A, 5.000% due 10/1/28(a)	120,131
95,000	AA-	Series A, 5.000% due 10/1/30(a)	99,210
205,000	AA-	Series A, 5.000% due 10/1/31(a)	213,089
60,000	AA-	Series A, 5.000% due 10/1/34(a)	61,706
55,000	AA-	Series A, 5.000% due 10/1/36(a)	56,455
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, 4.000% due 10/1/35	402,012

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia - (continued)
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
$1,250,000	AA	5.000% due 7/15/36	$1,406,048
1,000,000	AA	5.000% due 7/15/37	1,116,922
1,000,000	AA	5.000% due 7/15/38	1,108,437
		Total District of Columbia	13,242,115
Florida - 8.2%
		Brevard County School District, COP:
95,000	Aa3(b)	5.000% due 7/1/27	95,055
215,000	Aa3(b)	5.000% due 7/1/30	215,083
85,000	Aa3(b)	Series C, 5.000% due 7/1/24	85,079
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,003,657
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(f)	505,737
450,000	NR	Series A1, 4.000% due 6/15/29(f)	429,775
2,000,000	NR	Series A1, 5.000% due 7/1/56(f)	1,845,704
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(a)	61,761
90,000	A+	5.000% due 10/1/31(a)	92,661
120,000	A+	Series A, 5.000% due 10/1/29(a)	121,330
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,952
115,000	A+	Series A, 5.000% due 10/1/32(a)	116,285
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,050,967
65,000	AA+	County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds, Series A, 5.000% due 9/1/24(a)	65,100
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A+	Series A, 5.000% due 10/1/24(a)	290,108
160,000	A+	Series A, 5.000% due 10/1/33(a)	160,153
5,000,000	A+	Series A, 5.000% due 10/1/34(a)	5,004,743
215,000	A+	Series B, 5.000% due 10/1/37	215,379
10,000,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,342,346
		County of Miami-Dade Seaport Department, Revenue Bonds:
2,430,000	A3(b)	Series A, 5.000% due 10/1/32(a)	2,586,016
1,250,000	A3(b)	Series A, 5.000% due 10/1/47(a)	1,299,908
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	126,741
30,000	A+	Series B, 5.000% due 7/1/28	30,411
190,000	A+	Series B, 5.000% due 7/1/30	192,505
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(a)(c)(f)	1,151,726
600,000	NR	Series A, 6.750% due 6/15/53(f)	652,479
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(f)	1,475,231
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,016,489
3,000,000	AAA	Florida Keys Aqueduct Authority, Revenue Bonds, 3.350% due 9/1/35(c)	3,000,000
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(b)	5.000% due 10/1/24	30,082
45,000	A2(b)	5.000% due 10/1/27	45,678
55,000	A2(b)	Series A, 5.000% due 10/1/30	56,313
60,000	A2(b)	Series A, 5.000% due 10/1/31	61,365
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	1,000,268
100,000	A+	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/28(a)(e)	103,545

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida - (continued)
$60,000	A+	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/30(a)(e)	$62,127
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(d)	Series B, 5.000% due 6/1/33(a)	882,283
185,000	A+(d)	Series B, 5.000% due 6/1/38(a)	189,748
500,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	507,350
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	75,054
		Lake County School Board, CO, AGM:
30,000	AA	Series A, Prerefunded 6/1/24@ 100, 5.000% due 6/1/25(e)	30,000
50,000	AA	Series A, Prerefunded 6/1/24@ 100, 5.000% due 6/1/26(e)	50,000
15,000	AA	Series A, Prerefunded 6/1/24@ 100, 5.000% due 6/1/28(e)	15,000
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	521,246
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	577,608
515,000	A+	Series A1, 5.000% due 4/1/35	540,202
755,000	A+	Series A2, 5.000% due 4/1/33(c)	763,427
		Marion County School Board, COP, AGM:
2,950,000	AA	5.000% due 6/1/31	3,257,293
2,000,000	AA	5.000% due 6/1/37	2,233,526
1,625,000	AA	5.000% due 6/1/39	1,790,122
2,000,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, AMBAC-Insured, 5.250% due 4/1/25	2,020,383
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	234,998
85,000	A	Series A, 5.000% due 7/1/44	84,994
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	203,141
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25@ 100, 5.000% due 8/1/29(e)	203,339
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, AGM 5.000% due 5/1/27	121,310
570,000	A+	Series A, 5.000% due 5/1/31	583,086
220,000	A+	Series B, 5.000% due 8/1/27	225,651
395,000	A+	Series B, 5.000% due 5/1/28	398,676
340,000	A+	Series D, 5.000% due 11/1/24	341,619
355,000	A+	Series D, 5.000% due 11/1/25	356,706
230,000	A+	Series D, 5.000% due 11/1/26	230,842
115,000	A+	Series D, 5.000% due 2/1/29	117,292
190,000	A+	Series D, 5.000% due 2/1/30	193,788
50,000	Aa3(b)	Seminole County School Board, COP, Series C, 5.000% due 7/1/24	50,037
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	117,414
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	6,399,210
2,500,000	AAA	Series C, 5.000% due 6/1/25	2,502,008
5,140,000	AA	State of Florida Department of Transportation Turnpike System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/24	5,144,312
995,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	942,546
		Total Florida	67,581,970
Georgia - 1.5%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,346
70,000	AA-	5.000% due 11/1/29	70,781
2,000,000	AA-	5.000% due 11/1/40	2,013,688
600,000	A	Development Authority of Burke County, Revenue Bonds, 1.700% due 12/1/49(c)	595,172
1,000,000	Ba3(b)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(f)	974,375

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia - (continued)
		Main Street Natural Gas Inc., Revenue Bonds:
$2,000,000	BBB-	Series C, 4.000% due 8/1/52(c)(f)	$1,965,125
1,500,000	Aa1(b)	Series C, 5.000% due 9/1/53(c)	1,574,956
		Municipal Electric Authority of Georgia, Revenue Bonds:
35,000	A	Series GG, 5.000% due 1/1/25	35,020
145,000	A	Series GG, 5.000% due 1/1/26	145,061
5,000,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	5,346,880
		Total Georgia	12,751,404
Hawaii - 1.2%
2,500,000	Aa2(b)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,478,482
		City & County of Honolulu HI, GO:
7,105,000	Aa2(b)	Series C, 4.000% due 10/1/32	7,152,383
90,000	Aa2(b)	Series D, 5.000% due 9/1/26	93,129
		Total Hawaii	9,723,994
Idaho - 0.5%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(f)	1,458,986
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,021,706
		Idaho Housing & Finance Association, Revenue Bonds:
35,000	A2(b)	5.000% due 7/15/24	35,041
95,000	A2(b)	5.000% due 7/15/27	99,280
1,000,000	Aa1(b)	5.000% due 8/15/41	1,082,564
35,000	Aa1(b)	Series A, 4.000% due 1/1/50	34,622
250,000	A2(b)	Series A, 5.000% due 7/15/30	270,749
250,000	A2(b)	Series A, 5.000% due 7/15/31	273,083
		Total Idaho	4,276,031
Illinois - 4.0%
		Chicago Board of Education, GO:
1,040,000	BB+	Series A, 5.000% due 12/1/47	1,034,306
2,500,000	BB+	Series E, 5.125% due 12/1/32	2,500,646
2,075,000	AA	Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds, 5.750% due 4/1/48	2,279,545
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(a)	65,582
100,000	A	Series A, 5.000% due 1/1/30(a)	100,959
70,000	A	Series A, 5.000% due 1/1/31(a)	70,691
		Chicago O'Hare International Airport, Revenue Bonds:
285,000	A+	Series B, 5.000% due 1/1/32	286,488
1,635,000	A+	Series B, 5.000% due 1/1/41	1,651,375
1,000,000	A+	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/33	1,001,158
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	155,795
500,000	A+	County of Cook IL, GO, Series A, 5.000% due 11/15/24	502,462
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27@ 100, 5.000% due 2/1/29(e)	5,189
		Illinois Finance Authority, Revenue Bonds:
110,000	A2(b)	5.000% due 12/1/29	111,900
145,000	AAA	5.000% due 1/1/30	149,802
255,000	AAA	5.000% due 7/1/31	263,680
100,000	A2(b)	5.000% due 12/1/46	100,357
95,000	AA-	Series A, 5.000% due 2/15/25	95,658
45,000	AA-	Series A, 5.000% due 2/15/26	45,902
2,000,000	A+	Series A, 5.000% due 11/15/38	2,006,967
75,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/30(e)	77,236

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - (continued)
$50,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/34(e)	$51,491
255,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/36(e)	262,603
95,000	WD(d)	Series A, Prerefunded 8/15/26@ 100, 5.000% due 8/15/33(e)	97,498
15,000	WD(d)	Series A, Prerefunded 9/1/24@ 100, 5.000% due 9/1/34(e)	15,036
170,000	AA-	Series Prerefunded 1/1/27@ 100, 5.000% due 1/1/36(e)	176,210
870,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/38(e)	916,768
1,300,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/44(e)	1,369,884
20,000	NR	Series Prerefunded 2/15/27@ 100, 4.000% due 2/15/41(e)	20,153
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	292,947
105,000	A	Series A, 5.000% due 2/1/31	105,984
1,000,000	A	Series A, 5.000% due 2/1/32	1,009,256
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	50,687
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,028,424
260,000	AA	Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO, 5.000% due 1/1/26	261,282
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,049,287
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/25	219,227
170,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/26	159,048
175,000	AA+	McHenry County Conservation District, GO, 5.000% due 2/1/27	176,558
2,000,000	A	Metropolitan Pier & Exposition Authority, Revenue Bonds, 5.000% due 6/15/52	2,004,383
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	227,454
270,000	A-	5.000% due 2/1/27	275,910
180,000	A-	5.000% due 2/1/28	185,053
60,000	A-	5.000% due 4/1/28	60,040
25,000	A-	5.000% due 5/1/28	25,016
70,000	A-	5.000% due 5/1/32	70,050
190,000	A-	5.000% due 5/1/33	190,149
305,000	A-	5.250% due 2/1/31	305,345
2,000,000	A-	Series A, 5.000% due 3/1/29	2,107,475
365,000	A-	Series B, 5.000% due 9/1/24	365,749
2,980,000	A-	Series B, 5.000% due 5/1/32	3,243,026
405,000	A-	Series D, 5.000% due 11/1/25	411,529
390,000	A-	Series D, 5.000% due 11/1/26	400,600
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25	2,461,415
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	149,876
		Total Illinois	33,251,111
Indiana - 2.0%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	316,194
500,000	NR	City of Valparaiso IN, Revenue Bonds, 4.875% due 1/1/44(a)(f)	509,372
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 9/1/26	30,777
15,000	AA-	5.000% due 9/1/29	15,385
240,000	AA-	5.000% due 3/1/36	241,326
60,000	AA-	5.000% due 9/1/36	61,396
4,050,000	AAA	5.000% due 2/1/40	4,462,877
4,255,000	AAA	5.000% due 2/1/41	4,655,807
70,000	AA	Series A, 5.000% due 10/1/26	70,300
250,000	AA	Series A, 5.000% due 10/1/38	276,531

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana - (continued)
$160,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	$156,747
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(b)	5.000% due 1/1/25(a)	256,102
550,000	A1(b)	5.000% due 1/1/35(a)	588,361
550,000	A1(b)	5.250% due 1/1/36(a)	602,102
600,000	A1(b)	5.250% due 1/1/37(a)	654,420
1,500,000	A1(b)	5.250% due 1/1/41(a)	1,603,869
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,195,035
75,000	AA+	Northwest Allen School Building Corp., Revenue Bonds, 5.000% due 7/15/30	80,788
		Total Indiana	16,777,389
Iowa - 1.7%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,156,066
1,785,000	Aaa(b)	City of West Des Moines IA, GO, 5.000% due 6/1/32	1,987,865
		Iowa Finance Authority, Revenue Bonds:
2,000,000	BBB-	4.750% due 8/1/42	1,954,658
2,000,000	BBB-	5.000% due 12/1/50	2,086,531
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,553,479
		Total Iowa	13,738,599
Kansas - 0.1%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	994,805
25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	24,941
		Total Kansas	1,019,746
Kentucky - 1.0%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(b)	5.000% due 1/1/25	25,179
15,000	A1(b)	5.000% due 1/1/26	15,345
45,000	A1(b)	5.000% due 1/1/29	45,795
50,000	A1(b)	5.000% due 1/1/30	50,876
5,000,000	A1(b)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(c)	4,998,272
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	165,997
145,000	A	5.000% due 5/1/28	152,091
15,000	A	5.000% due 5/1/29	15,701
40,000	AA	5.000% due 5/1/31	42,067
165,000	A	Series A, 5.000% due 2/1/29	168,233
170,000	A	Series A, 5.000% due 2/1/30	173,634
65,000	A	Series A, 5.000% due 2/1/32	66,379
80,000	A	Series A, 5.000% due 2/1/33	81,632
325,000	A	Series B, 5.000% due 11/1/26	335,188
35,000	A1(b)	Series D, 5.000% due 5/1/26	35,923
30,000	A1(b)	Series D, 5.000% due 5/1/27	31,163
30,000	A1(b)	Series D, 5.000% due 5/1/28	31,085
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,586,285
		Total Kentucky	8,020,845
Louisiana - 1.1%
2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	2,421,276
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	293,315
2,800,000	A1(b)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,873,223
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,539,596
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(f)	1,086,173

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana - (continued)
$1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	$1,070,170
		Total Louisiana	9,283,753
Maine - 0.5%
		Maine State Housing Authority, Revenue Bonds:
2,500,000	AA+	Series B, 3.150% due 11/15/39	2,124,715
905,000	AA+	Series D, 3.875% due 11/15/37	855,891
1,000,000	SP-1+	Regional School Unit No 14, GO, 5.000% due 5/15/25	1,010,799
		Total Maine	3,991,405
Maryland - 1.7%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	600,120
5,805,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	6,203,625
		Maryland Community Development Administration, Revenue Bonds:
175,000	Aa1(b)	Series B, 4.000% due 9/1/49	173,199
170,000	Aa1(b)	Series C, 3.500% due 3/1/50	166,375
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	337,127
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,586,601
390,000	BB	Maryland Economic Development Corp., Revenue Bonds, 5.750% due 9/1/25	392,727
1,405,000	Baa3(b)	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,418,564
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,935,432
		Total Maryland	13,813,770
Massachusetts - 1.4%
		Commonwealth of Massachusetts, GO:
2,640,000	AA+	5.000% due 5/1/41	2,902,570
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,617,125
2,500,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A, Prerefunded 7/1/24@ 100, 5.000% due 7/1/37(e)	2,501,774
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,440,572
1,000,000	AA-	5.000% due 7/1/35	1,021,232
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,297,220
585,000	A+	Series S1, 5.000% due 10/1/24	587,068
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	537,333
		Total Massachusetts	11,904,894
Michigan - 0.6%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 4.328% due 7/1/32(c)	152,558
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	1,981,270
750,000	Aa3(b)	Michigan Finance Authority, Revenue Bonds, 5.000% due 11/1/24	753,789
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	507,172
80,000	AA-	Series I, 5.000% due 4/15/35	82,056
500,000	BB	Michigan Strategic Fund, Revenue Bonds, 4.000% due 10/1/61(a)(c)	498,000
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,344,932
		Total Michigan	5,319,777
Minnesota - 1.3%
		Metropolitan Council, GO:
3,055,000	AAA	Series C, 5.000% due 12/1/27	3,223,355
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,413,996
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,294,423
		Total Minnesota	10,931,774
Mississippi - 0.7%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(a)(c)(f)	1,510,800

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Mississippi - (continued)
		State of Mississippi, GO:
$160,000	AA	Series A, 5.000% due 10/1/30	$167,509
4,000,000	AA	Series C, 5.000% due 10/1/35	4,239,534
		Total Mississippi	5,917,843
Missouri - 1.3%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,657,453
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,592,576
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,285,836
3,450,000	AA+	Missouri Highway & Transportation Commission, Revenue Bonds, Series A, 5.000% due 5/1/25	3,497,180
45,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	44,486
		Total Missouri	11,077,531
Montana - 0.2%
		Montana Board of Housing, Revenue Bonds:
20,000	AA+	Series A1, 4.000% due 12/1/47(a)	19,911
25,000	AA+	Series B, 4.000% due 6/1/50	24,622
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(d)	5.000% due 2/15/25	60,296
90,000	A+(d)	5.000% due 2/15/26	91,123
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,490,200
		Total Montana	1,686,152
Nebraska - 0.4%
		Nebraska Investment Finance Authority, Revenue Bonds:
105,000	AAA	Series B, 4.000% due 9/1/49(a)	102,906
100,000	AAA	Series E, 3.750% due 9/1/49(a)	98,145
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	117,095
125,000	A+	Series B, 5.000% due 1/1/34	126,894
155,000	A+	Series B, 5.000% due 1/1/36	157,040
1,815,000	A2(b)	Public Power Generation Agency, Revenue Bonds, 5.000% due 1/1/41	1,835,346
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,072,612
		Total Nebraska	3,510,038
Nevada - 0.8%
2,000,000	AA-	Clark County School District, GO, Series A, 5.000% due 6/15/39	2,202,616
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,519,759
2,750,000	AA+	County of Clark NV, GO, Series B, 4.000% due 11/1/34	2,760,774
55,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	54,400
		Total Nevada	6,537,549
New Hampshire - 0.2%
		New Hampshire Business Finance Authority, Revenue Bonds:
1,000,000	B+	2.950% due 4/1/29(a)(f)	925,194
740,000	A-	Series A2, 0.000% due 7/1/27(a)(c)	738,687
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
35,000	BBB-	5.000% due 7/1/26	34,933
135,000	A-	5.000% due 10/1/26	137,467
		Total New Hampshire	1,836,281
New Jersey - 2.4%
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,055,192
580,000	A-	Series XX, Prerefunded 6/15/25@ 100, 5.000% due 6/15/26(e)	588,876
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
2,950,000	A-	5.000% due 9/15/32	3,221,627
620,000	AA-	Series B2, 5.000% due 7/1/42(c)	628,283

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey - (continued)
$625,000	AA-	Series B3, 5.000% due 7/1/45(c)	$638,777
100,000	AAA	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 1A, 5.000% due 12/1/24(a)	100,501
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,001,002
435,000	A+	5.000% due 6/15/27	445,454
1,320,000	A-	5.000% due 12/15/28	1,402,955
200,000	A-	5.000% due 12/15/39	209,756
870,000	A-	Series A, zero coupon, due 12/15/27	758,673
195,000	A-	Series A, zero coupon, due 12/15/28	163,244
1,500,000	AA	Series A, 4.000% due 12/15/37	1,482,740
220,000	A-	Series A, 5.000% due 12/15/33	231,355
2,000,000	A-	Series A, 5.000% due 12/15/34	2,102,956
360,000	A-	Series AA, 5.000% due 6/15/25	360,211
215,000	A-	Series AA, 5.000% due 6/15/26	215,066
1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	1,632,247
		Total New Jersey	20,238,915
New Mexico - 0.1%
490,000	AA-	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(c)	495,507
105,000	Aaa(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	103,215
		Total New Mexico	598,722
New York - 10.5%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	479,716
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,097,953
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,073,171
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,538,017
500,000	AA	Series B1, 5.250% due 10/1/41	552,395
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,293,776
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,037,152
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(c)	1,011,788
40,000	A	Series B, 5.000% due 9/1/24	40,116
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,856,981
125,000	A-	Series A1, 5.000% due 11/15/35	126,441
145,000	A-	Series A1, 5.000% due 11/15/36	146,612
245,000	A-	Series A2, 5.000% due 11/15/29	256,119
270,000	A-	Series B, 5.000% due 11/15/30	278,378
290,000	A-	Series C1, 5.000% due 11/15/27	299,887
685,000	A-	Series C1, 5.000% due 11/15/28	696,227
300,000	A-	Series C1, 5.000% due 11/15/31	314,630
415,000	A-	Series D1, 5.000% due 11/15/30	417,046
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	365,608
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	229,674
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/36	1,166,324
2,685,000	AA+	5.000% due 6/15/41	2,867,772
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,017,295
3,000,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series F1, 5.000% due 2/1/41	3,288,851

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York - (continued)
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
$3,200,000	AAA	Series A1, 5.000% due 8/1/41	$3,467,279
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,352,880
1,775,000	AAA	Series B1, 5.000% due 11/1/36	1,776,164
275,000	AAA	Series C2, 5.000% due 5/1/32	289,886
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,038,560
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,006,824
1,700,000	AAA	Series F1, 5.000% due 2/1/41	1,850,374
		New York Liberty Development Corp., Revenue Bonds:
2,000,000	NR	5.000% due 11/15/44(f)	2,003,475
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,263,324
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	717,036
2,185,000	AA	Series A, AGM 5.000% due 10/1/31(g)	2,411,139
750,000	Aa1(b)	Series A, 5.000% due 3/15/40	826,437
1,000,000	BBB-	Series A, 5.000% due 7/15/42	1,004,194
4,000,000	Aa1(b)	Series A, 5.000% due 3/15/44	4,337,077
4,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	4,260,385
250,000	A-	Series B3, 5.000% due 5/1/48(c)	253,193
		New York State Urban Development Corp., Revenue Bonds:
1,250,000	AA+	Series A, 3.000% due 3/15/50	934,107
80,000	AA+	Series A, 5.000% due 3/15/32	82,689
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,604,061
		New York Transportation Development Corp., Revenue Bonds:
475,000	Baa2(b)	4.000% due 7/1/41(a)	436,198
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,120,661
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,636,302
1,500,000	BB+	5.625% due 4/1/40(a)	1,634,960
1,500,000	BB+	6.000% due 4/1/35(a)	1,703,722
1,000,000	Baa3(b)	6.000% due 6/30/54(a)	1,096,215
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(f)	1,366,751
		Port Authority of New York & New Jersey, Revenue Bonds:
1,160,000	AA-	5.000% due 1/15/39(a)	1,232,072
5,000,000	AA-	Series 207, 5.000% due 9/15/24(a)	5,012,769
2,500,000	AA-	Series 207, 5.000% due 9/15/29(a)	2,581,916
1,750,000	AA-	Series 207, 5.000% due 9/15/31(a)	1,808,273
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24@ 100, 4.000% due 10/15/32(e)	400,532
50,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	48,508
2,000,000	AA-	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,043,682
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,268,511
		Total New York	87,322,085
North Carolina - 0.4%
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,060,747
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	1,976,885
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	110,287
		Total North Carolina	3,147,919
North Dakota - 0.1%
850,000	Aa1(b)	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.750% due 7/1/38	777,242
Ohio - 2.4%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,529,642

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio - (continued)
$3,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	$3,036,847
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26@ 100, 5.000% due 12/1/32(e)	5,133
875,000	BBB-(d)	County of Hamilton OH, Revenue Bonds, 5.500% due 1/1/43	895,371
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	128,250
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,079,542
		Jefferson County Port Authority, Revenue Bonds:
2,750,000	Ba1(b)	3.500% due 12/1/51(a)(f)	2,063,589
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(f)	1,010,590
1,500,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(f)	1,333,309
40,000	Aaa(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	39,964
2,550,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/39	2,556,185
		Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds:
50,000	AAA	Series B, 5.000% due 12/1/31	56,076
1,950,000	AAA	Series B, 5.000% due 6/1/32	2,196,262
		State of Ohio, GO:
1,000,000	AAA	Series A, 5.000% due 3/1/28	1,059,926
1,000,000	AAA	Series A, 5.000% due 3/1/42	1,099,060
210,000	AA-	University of Cincinnati, Revenue Bonds, Series C, 5.000% due 6/1/31(g)	231,407
		Total Ohio	20,321,153
Oklahoma - 1.9%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	514,026
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	937,100
800,000	AA	5.000% due 9/1/39	879,158
1,150,000	AA	5.000% due 9/1/40	1,255,615
2,000,000	AA-	Grand River Dam Authority, Revenue Bonds, 5.000% due 6/1/42	2,157,065
		Oklahoma Capitol Improvement Authority, Revenue Bonds:
3,000,000	AA-	Series A, 5.000% due 7/1/30	3,002,247
950,000	AA-	Series B, 5.000% due 7/1/31	1,049,770
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,330,601
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB-	Series B, 5.500% due 8/15/52	2,040,781
825,000	BB-	Series B, 5.500% due 8/15/57	840,734
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/26(e)	50,387
175,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/27(e)	176,356
60,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/28(e)	60,465
45,000	A	Series A, Prerefunded 1/1/25@ 100, 5.000% due 1/1/29(e)	45,349
60,000	A	Series B, 5.000% due 1/1/27	60,379
		Total Oklahoma	15,400,033
Oregon - 1.1%
85,000	Aa1(b)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	88,672
		Oregon State Lottery, Revenue Bonds:
4,850,000	AAA	Series A, 5.000% due 4/1/43	5,272,516
3,000,000	AAA	Series D, 5.000% due 4/1/29	3,028,487
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	312,158
165,000	AA-	5.000% due 7/1/29	175,238
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	209,355
		Total Oregon	9,086,426
Pennsylvania - 3.0%
1,000,000	BB-	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	729,568

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania - (continued)
		City of Philadelphia PA, GO:
$85,000	A	Series B, 5.000% due 8/1/27	$86,173
300,000	A	Series B, 5.000% due 8/1/29	303,729
320,000	A	Series B, 5.000% due 8/1/30	323,868
335,000	A	Series B, 5.000% due 8/1/31	338,822
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	544,006
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,064,972
500,000	A	Series B, 5.000% due 6/1/25	505,918
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	2,995,889
5,000,000	A+	4.000% due 9/15/34	5,026,464
810,000	A+	5.000% due 9/15/29	832,985
1,000,000	A+	5.000% due 6/15/34	1,000,766
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(b)	5.000% due 6/1/38	197,498
310,000	Aa3(b)	5.000% due 6/1/39	321,150
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	838,502
1,000,000	A	5.000% due 11/1/39	1,046,226
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,103,217
1,500,000	Baa2(b)	5.500% due 6/30/39(a)	1,638,416
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	36,620
35,000	AA	Series A, 5.000% due 8/15/28	36,467
60,000	AA	Series A, 5.000% due 8/15/30	62,410
775,000	AA	Series B, 4.000% due 8/15/38	787,673
1,000,000	AA	Series C, 4.000% due 8/15/41	995,693
		Pennsylvania Turnpike Commission, Revenue Bonds:
45,000	Aa3(b)	Series A1, 5.000% due 12/1/29	47,173
30,000	Aa3(b)	Series A1, 5.000% due 12/1/34	31,283
35,000	A+	Series A2, 5.000% due 12/1/28	36,247
35,000	A+	Series A2, 5.000% due 12/1/33	37,163
2,000,000	Aa3(b)	Series A2, 5.000% due 12/1/43	2,074,878
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,531,781
		Total Pennsylvania	24,575,557
Puerto Rico - 1.2%
		Commonwealth of Puerto Rico, GO:
2,000,000	NR	Series A1, 4.000% due 7/1/41	1,852,341
1,000,000	NR	Series A1, 4.000% due 7/1/46	900,617
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(f)	1,008,812
1,000,000	NR	Series B, 4.000% due 7/1/42(f)	922,230
1,000,000	NR	Series B, 4.000% due 7/1/47(f)	887,786
4,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	3,986,842
		Total Puerto Rico	9,558,628
Rhode Island - 0.3%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	242,798
1,000,000	AA	Series A, 5.000% due 5/15/42	1,076,895
65,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	64,330

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island - (continued)
		Rhode Island Student Loan Authority, Revenue Bonds:
$55,000	AA	Series A, 3.500% due 12/1/34(a)	$50,709
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,146,346
		Total Rhode Island	2,581,078
South Carolina - 0.7%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,057,263
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,040,393
1,000,000	NR	7.750% due 11/15/58	1,039,260
1,600,000	A+	Series A, 5.250% due 11/1/41	1,783,215
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(a)	67,080
140,000	A+	5.000% due 7/1/30(a)	144,929
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	187,382
275,000	A-	Series B, 5.000% due 12/1/36	278,183
115,000	A-	Series C, 5.000% due 12/1/25	115,309
115,000	A-	Series C, 5.000% due 12/1/26	115,004
90,000	A-	Series C, 5.000% due 12/1/27	90,006
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
110,000	Aaa(b)	Series A, 4.000% due 1/1/50	108,401
110,000	Aaa(b)	Series A, 4.000% due 7/1/50	108,710
		Total South Carolina	6,135,135
Tennessee - 0.8%
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,005,275
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
40,000	BBB	5.000% due 4/1/25	40,164
500,000	BBB-	Series B, 5.125% due 7/1/59(g)	516,065
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,026
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 7/1/48	1,070,925
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,239,763
1,240,000	Aa1(b)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(c)	1,243,384
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,162,736
		Total Tennessee	6,305,338
Texas - 12.8%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,887,814
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	1,973,846
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,053,129
425,000	AA	Bell County Water Control & Improvement District No 1, Revenue Bonds, 5.000% due 7/10/32	469,855
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,503,680
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/31(e)	35,541
30,000	A	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/32(e)	30,464
60,000	A	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/34(e)	60,928
160,000	A	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/40(e)	162,475
600,000	A	Series B, 4.000% due 1/1/41	583,736
375,000	A	Series B, 5.000% due 1/1/29	394,908
1,800,000	A	Series E, 5.000% due 1/1/38	1,904,622

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - (continued)
$1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	$1,850,504
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(a)	165,164
80,000	A+	5.000% due 11/15/29(a)	80,139
		City of Corpus Christi TX Utility System Revenue, Revenue Bonds
480,000	AA-	4.250% due 7/15/54(g)	452,321
980,000	AA-	5.000% due 7/15/40(g)	1,071,539
995,000	AA	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,056,013
120,000	Aa3(b)	City of Houston TX, GO, Series A, 5.000% due 3/1/25	121,215
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(b)	Series A, 5.000% due 7/1/26(a)	51,041
60,000	A1(b)	Series A, 5.000% due 7/1/27(a)	61,806
30,000	A1(b)	Series A, 5.000% due 7/1/28(a)	31,227
90,000	A1(b)	Series B, 5.000% due 7/1/28	95,388
360,000	A1(b)	Series B, 5.000% due 7/1/29	381,661
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,520,324
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,400,101
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,098,194
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,014,643
75,000	AA	Series C, 5.000% due 5/15/28	75,132
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	515,046
480,000	A+	Series A, 5.000% due 7/1/28(a)	499,637
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	959,693
500,000	A+	4.000% due 2/1/43	484,684
45,000	AA-	5.000% due 2/1/29	46,902
30,000	AA-	5.000% due 2/1/30	31,277
45,000	AA-	5.000% due 2/1/31	46,895
35,000	AA-	5.000% due 2/1/33	36,419
750,000	A+	5.000% due 2/1/42	802,443
90,000	AA-	5.250% due 2/1/25	90,921
3,000,000	Baa3(b)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,044,554
3,000,000	Aaa(b)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,122,961
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,537,285
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,582,378
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	1,972,650
620,000	AAA	5.000% due 2/15/25	625,848
105,000	AAA	5.000% due 2/15/27	107,819
1,000,000	AAA	Series A, 3.400% due 2/15/31	952,259
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,973,257
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	230,694
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,371,453
1,000,000	Aaa(b)	5.000% due 8/15/30	1,093,448
3,430,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	3,464,130
200,000	AAA	Frisco Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31	220,364
		Georgetown Independent School District, GO, PSF-GTD:
1,000,000	AAA	3.750% due 8/15/41	924,073
1,000,000	AAA	3.875% due 8/15/44	906,274
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	158,663
125,000	AA+	Series A, 5.000% due 10/1/32	131,994

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - (continued)
$190,000	AA+	Series A, 5.000% due 10/1/33	$200,482
145,000	AA+	Series A, 5.000% due 10/1/34	152,951
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	AA-	5.000% due 6/1/24	1,025,000
1,500,000	AA-	5.000% due 7/1/39	1,507,006
315,000	AA-	5.000% due 7/1/49(c)	316,469
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,551,406
7,050,000	AAA	5.000% due 2/15/34	7,300,411
2,000,000	AAA	Leander Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/15/27	2,031,786
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,391
90,000	A	5.000% due 11/1/31(a)	90,801
1,000,000	Aaa(b)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,087,108
5,000,000	AAA	Midland Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/40	5,002,985
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(f)	2,482,474
1,000,000	Aaa(b)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	982,103
55,000	AA-	North Harris County Regional Water Authority, Revenue Bonds, 4.000% due 12/15/24	55,010
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(f)	1,873,460
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,780,659
35,000	AA-	Series A, 5.000% due 1/1/30	35,624
40,000	AA-	Series A, 5.000% due 1/1/33	41,270
1,000,000	A+	Series A, 5.000% due 1/1/38	1,003,515
200,000	AA-	Series A, 5.000% due 1/1/39	202,749
185,000	A+	Series B, 5.000% due 1/1/25	186,445
160,000	AA-	Series B, 5.000% due 1/1/30	161,173
20,000	A+	Series B, 5.000% due 1/1/31	20,323
85,000	A+	Series B, 5.000% due 1/1/32	87,684
1,000,000	Aaa(b)	Northside Independent School District, GO, Series B PSF-GTD-Insured, 3.450% due 8/1/54(c)	992,911
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,025,049
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(b)	Series B, 5.000% due 7/1/29	51,330
3,025,000	AAA	Series B, 5.000% due 7/1/36(g)	3,520,722
1,500,000	NR	Port Beaumont Navigation District, Revenue Bonds, Series A, 4.000% due 1/1/50(a)(f)	1,286,250
1,350,000	NR	Port of Beaumont Navigation District, Revenue Bonds, 5.250% due 1/1/54(a)	1,349,987
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,502,072
150,000	AAA	5.000% due 8/1/26(a)	150,169
200,000	AAA	5.500% due 8/1/26(a)	206,318
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,300
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	2,983,053
		Texas Department of Housing & Community Affairs, Revenue Bonds:
391,407	Aaa(b)	2.950% due 7/1/36	322,885
265,000	AA+	Series A, 4.000% due 3/1/50	261,025
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	631,170
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	140,334

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - (continued)
		Texas Water Development Board, Revenue Bonds:
$2,000,000	AAA	4.650% due 10/15/40	$2,106,811
180,000	AAA	Series A, 5.000% due 4/15/25	182,414
75,000	AAA	Series A, 5.000% due 10/15/25	76,639
125,000	AAA	Series A, 5.000% due 4/15/26	128,671
190,000	AAA	Series A, 5.000% due 4/15/29	197,636
505,000	AAA	Series A, 5.000% due 4/15/30	524,987
		Total Texas	105,731,449
Utah - 0.5%
200,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(f)	203,711
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(a)	35,680
115,000	A+	Series A, 5.000% due 7/1/28(a)	118,047
155,000	A+	Series A, 5.000% due 7/1/30(a)	160,188
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,334,872
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,475,725
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(f)	1,041,198
		Total Utah	4,369,421
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	759,976
675,000	A	Series A, 5.000% due 6/15/30(a)	685,106
		Total Vermont	1,445,082
Virgin Islands - 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,553,585
Virginia - 2.1%
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,000,000
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28@ 100, 5.000% due 7/1/35(e)	3,366,346
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(f)	1,558,922
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	1,843,460
550,000	BB+(d)	Virginia Beach Development Authority, Revenue Bonds, Series B3, 5.375% due 9/1/29	569,874
		Virginia College Building Authority, Revenue Bonds:
110,000	AA+	5.000% due 2/1/32	122,573
165,000	AA+	Series D, 5.000% due 2/1/26	169,165
265,000	AA+	Series E, 5.000% due 2/1/30	278,072
305,000	AA+	Series E, 5.000% due 2/1/31	320,098
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	378,294
3,575,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series E2, 3.900% due 7/1/55(c)	3,560,036
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	544,117
		Total Virginia	17,710,957
Washington - 4.8%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	60,000
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,750,943
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,014,871
		Port of Seattle WA, Revenue Bonds:
35,000	AA-	5.000% due 2/1/27	35,724
70,000	AA-	5.000% due 2/1/29	71,357

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington - (continued)
$85,000	AA-	Series A, 5.000% due 5/1/29(a)	$86,933
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,016,724
980,000	AA	Series B, 5.000% due 10/1/27(a)	996,390
135,000	AA	Series B, 5.000% due 10/1/29(a)	137,115
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	602,383
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	51,545
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,636,637
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,070,548
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,715,238
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,359,111
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,678,442
50,000	AA+	Series R2017A, 5.000% due 8/1/28	51,524
50,000	AA+	Series R2017A, 5.000% due 8/1/30	51,398
355,000	AA+	Series R2018C, 5.000% due 8/1/30	371,542
640,000	AA+	Series R2018D, 5.000% due 8/1/33	667,871
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,190,421
1,000,000	AA	Three Rivers Regional Wastewater Authority, Revenue Bonds, 5.000% due 9/1/32	1,112,323
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	BBB+	5.000% due 7/1/26	60,154
70,000	A	5.000% due 10/1/27	72,130
780,000	BBB+	5.000% due 7/1/42	762,771
115,000	A	Series A, 5.000% due 10/1/24	115,023
60,000	A	Series B, 5.000% due 10/1/28	62,378
15,000	Baa1(b)	Washington Higher Education Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	15,245
2,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	1,443,840
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,046,825
500,000	BBB	6.250% due 7/1/59(f)	544,031
		Total Washington	39,851,437
West Virginia - 1.3%
10,000,000	AA-	State of West Virginia, GO, Series B, 5.000% due 12/1/34	10,574,007
Wisconsin - 1.4%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,346,835
		Public Finance Authority, Revenue Bonds:
2,000,000	NR	4.250% due 7/1/54(a)	1,516,978
2,665,000	Aa2(b)	Series A, 4.000% due 8/1/59	2,625,882
750,000	BB+	Series A, 5.000% due 10/1/39(f)	755,246
1,000,000	BBB-	Series A, 5.750% due 7/1/53(f)	1,064,076
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(f)	1,000,141
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	963,074
255,000	A+	5.000% due 11/15/24	255,578
50,000	A2(b)	5.000% due 6/1/27	50,015
195,000	A+	5.000% due 11/15/27	195,615
30,000	A2(b)	5.000% due 6/1/32	30,007
70,000	A2(b)	5.000% due 6/1/39	70,011
325,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	316,270
		Total Wisconsin	12,189,728
		TOTAL MUNICIPAL BONDS
		(Cost - $778,529,764)	768,227,487

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) - 3.8%
627,276	Vanguard Tax-Exempt Bond Index(h) (Cost - $31,508,783)	$31,188,163
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $810,038,547)	799,415,650

Face Amount

SHORT-TERM INVESTMENTS - 3.4%
MUNICIPAL BONDS - 1.0%
$3,450,000	Bristol-Plymouth Regional Vocational Technical School District, GO, 4.000% due 2/28/25	3,458,433
3,000,000	Brownsburg 1999 School Building Corp., Revenue Notes, Series A, 4.500% due 3/15/25	3,005,081
1,400,000	PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/25/24	1,402,845
	TOTAL MUNICIPAL BONDS
	(Cost - $7,892,265)	7,866,359
TIME DEPOSITS - 2.4%
$17,525,524	Citibank - New York, 4.680% due 6/3/24	17,525,524
2,511,824	JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	2,511,824
	TOTAL TIME DEPOSITS
	(Cost - $20,037,348)	20,037,348
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $27,929,613)	27,903,707

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.0%
MONEY MARKET FUND - 4.0%
32,914,301	Federated Government Obligations Fund, Premier Class, 5.172%(i)
	(Cost - $32,914,301)	32,914,301
	TOTAL INVESTMENTS - 103.8%
	(Cost - $870,882,461)	860,233,658
	Liabilities in Excess of Other Assets - (3.8)%	(31,359,603)
	TOTAL NET ASSETS - 100.0%	$828,874,055

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody's Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $ 53,138,739 and represents 6.41% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	All or a portion of this security is on loan.
(i)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
ETF	—	Exchange Traded Fund
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	38.1%
Education	14.9
Water and Sewer	8.1
Development	6.0
Health Care Providers & Services	5.4
Airport	5.4
Transportation	5.4
Single Family Housing	1.4
Power	1.3
Multifamily Housing	0.9
Tobacco Settlement	0.9
Utilities	0.7
Bond Bank	0.7
Nursing Homes	0.4
Student Loan	0.3
Housing	0.3
Pollution	0.1
Facilities	0.0 *
Exchange Traded Funds (ETFs)	3.6
Short-Term Investments	2.3
Money Market Fund	3.8
100.0%

^ As a percentage of total investments.

* Position represents less than 0.005%.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 99.4%
BASIC MATERIALS - 2.0%
Chemicals - 1.5%
11,879	Huntsman Corp.	$294,599
1,575	Linde PLC	685,944
2,192	LyondellBasell Industries NV, Class A Shares	217,929
2,160	Nutrien Ltd.	126,597
442	Olin Corp.	23,762
1,318	RPM International Inc.	147,748
	Total Chemicals	1,496,579
Iron/Steel - 0.0%
1,732	Vale SA, Class B Shares, ADR	20,870
Mining - 0.5%
1,743	Barrick Gold Corp.	29,788
5,871	Freeport-McMoRan Inc.	309,578
651	Rio Tinto PLC, ADR	45,635
400	Southern Copper Corp.	47,452
	Total Mining	432,453
	TOTAL BASIC MATERIALS	1,949,902
COMMUNICATIONS - 14.7%
Internet - 12.1%
801	Alphabet Inc., Class A Shares*(a)	138,172
23,660	Alphabet Inc., Class C Shares*(a)	4,115,894
20,383	Amazon.com Inc.*(a)	3,596,376
116	Booking Holdings Inc.	438,057
451	Lyft Inc., Class A Shares*	7,040
22	MercadoLibre Inc.*	37,963
5,048	Meta Platforms Inc., Class A Shares(a)	2,356,558
1,092	Netflix Inc.*(a)	700,649
1,184	Roku Inc., Class A Shares*	67,962
779	Shopify Inc., Class A Shares*	46,078
4,502	Uber Technologies Inc.*	290,649
	Total Internet	11,795,398
Media - 0.8%
316	FactSet Research Systems Inc.	127,746
3,303	New York Times Co., Class A Shares	169,114
7,920	Sirius XM Holdings Inc.	22,334
4,434	Walt Disney Co.(a)	460,737
	Total Media	779,931
Telecommunications - 1.8%
27,511	AT&T Inc.	501,250
868	Ciena Corp.*	41,812
14,884	Cisco Systems Inc.(a)	692,106
13,618	Telefonaktiebolaget LM Ericsson, ADR	83,614
11,584	Verizon Communications Inc.(a)	476,682
	Total Telecommunications	1,795,464
	TOTAL COMMUNICATIONS	14,370,793
CONSUMER CYCLICAL - 7.9%
Airlines - 0.3%
4,966	Delta Air Lines Inc.	253,365
Apparel - 0.1%
491	Capri Holdings Ltd.*	16,964
51	Deckers Outdoor Corp.*	55,790

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Apparel - (continued)
524	Skechers USA Inc., Class A Shares*	$37,424
	Total Apparel	110,178
Auto Manufacturers - 1.2%
6,364	Tesla Inc.*(a)	1,133,301
Auto Parts & Equipment - 0.3%
246	Autoliv Inc.	31,382
974	Gentex Corp.	34,090
5,896	Goodyear Tire & Rubber Co.*	72,580
494	Lear Corp.	61,923
2,418	Magna International Inc.	109,318
	Total Auto Parts & Equipment	309,293
Distribution/Wholesale - 0.3%
307	WW Grainger Inc.	282,888
Entertainment - 0.1%
444	DraftKings Inc., Class A Shares*	15,598
198	Light & Wonder Inc.*	18,905
243	Vail Resorts Inc.	45,859
	Total Entertainment	80,362
Food Service - 0.0%
1,163	Aramark	37,390
Home Builders - 0.2%
1,604	Toll Brothers Inc.	195,111
Home Furnishings - 0.1%
11,509	Leggett & Platt Inc.	133,504
Leisure Time - 0.3%
2,620	Brunswick Corp.	216,229
1,589	Harley-Davidson Inc.	57,013
223	Planet Fitness Inc., Class A Shares*	14,192
	Total Leisure Time	287,434
Lodging - 0.1%
1,943	Las Vegas Sands Corp.	87,493
Retail - 4.9%
80	Burlington Stores Inc.*	19,204
1,355	Costco Wholesale Corp.	1,097,401
192	Dick's Sporting Goods Inc.	43,707
277	Five Below Inc.*	38,262
2,621	Home Depot Inc.(a)	877,694
568	Kohl's Corp.	12,717
1,802	Lowe's Cos., Inc.	398,765
2,102	McDonald's Corp.	544,187
831	Restaurant Brands International Inc.	56,990
4,021	Starbucks Corp.	322,565
4,701	TJX Cos., Inc.	484,673
12,834	Walmart Inc.(a)	843,964
241	Williams-Sonoma Inc.	70,666

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
485	Yum China Holdings Inc.	$17,344
	Total Retail	4,828,139
	TOTAL CONSUMER CYCLICAL	7,738,458
CONSUMER NON-CYCLICAL - 16.8%
Agriculture - 0.7%
2,467	British American Tobacco PLC, ADR	76,551
5,957	Philip Morris International Inc.	603,921
	Total Agriculture	680,472
Beverages - 1.1%
1,598	Constellation Brands Inc., Class A Shares	399,868
6,980	Keurig Dr Pepper Inc.	239,065
2,726	Molson Coors Beverage Co., Class B Shares	149,412
5,800	Monster Beverage Corp.*	301,136
	Total Beverages	1,089,481
Biotechnology - 1.1%
185	Alnylam Pharmaceuticals Inc.*	27,460
1,564	Amgen Inc.	478,349
696	Biogen Inc.*	156,558
435	BioMarin Pharmaceutical Inc.*	32,655
388	Regeneron Pharmaceuticals Inc.*	380,302
182	United Therapeutics Corp.*	50,074
	Total Biotechnology	1,125,398
Commercial Services - 1.2%
1,769	Automatic Data Processing Inc.	433,263
1,470	Block Inc., Class A Shares*	94,198
509	Booz Allen Hamilton Holding Corp., Class A Shares	77,475
99	Herc Holdings Inc.	14,362
1,157	S&P Global Inc.	494,629
1,031	TransUnion	74,149
581	Vestis Corp.	7,158
	Total Commercial Services	1,195,234
Food - 1.0%
3,024	Campbell Soup Co.	134,205
4,118	Hormel Foods Corp.	127,576
1,512	JM Smucker Co.	168,800
7,677	Kellanova	463,230
737	US Foods Holding Corp.*	38,936
	Total Food	932,747
Healthcare-Products - 3.3%
4,722	Abbott Laboratories	482,541
1,138	Alcon Inc.	101,430
1,059	Avantor Inc.*	25,501
1,871	Danaher Corp.	480,473
2,437	Enovis Corp.*	122,508
348	Exact Sciences Corp.*	15,817
1,694	GE HealthCare Technologies Inc.	132,132
1,244	Intuitive Surgical Inc.*	500,237
4,048	Medtronic PLC	329,386
542	Solventum Corp.*	32,162
1,192	Thermo Fisher Scientific Inc.	677,032

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
538	Waters Corp.*	$166,188
1,555	Zimmer Biomet Holdings Inc.	179,058
	Total Healthcare-Products	3,244,465
Healthcare-Services - 1.8%
827	Elevance Health Inc.	445,323
196	ICON PLC*	63,665
374	Molina Healthcare Inc.*	117,653
2,275	UnitedHealth Group Inc.(a)	1,126,967
	Total Healthcare-Services	1,753,608
Household Products/Wares - 0.9%
1,211	Clorox Co.	159,319
4,625	Kimberly-Clark Corp.	616,512
663	Spectrum Brands Holdings Inc.	59,498
	Total Household Products/Wares	835,329
Pharmaceuticals - 5.7%
4,706	AbbVie Inc.	758,795
1,291	AstraZeneca PLC, ADR	100,724
1,240	Becton Dickinson & Co.	287,643
1,135	Cigna Group	391,144
1,524	DexCom Inc.*	181,005
1,932	Eli Lilly & Co.	1,584,897
238	Jazz Pharmaceuticals PLC*	25,049
5,585	Johnson & Johnson(a)	819,152
6,993	Merck & Co., Inc.	877,901
183	Novartis AG, ADR	18,873
355	Perrigo Co. PLC	9,773
16,447	Pfizer Inc.(a)	471,371
2,538	Teva Pharmaceutical Industries Ltd., ADR*	42,968
	Total Pharmaceuticals	5,569,295
	TOTAL CONSUMER NON-CYCLICAL	16,426,029
ENERGY - 3.6%
Oil & Gas - 3.1%
1,669	Canadian Natural Resources Ltd.	128,229
3,832	Cenovus Energy Inc.	79,782
4,947	Chevron Corp.	802,898
11,633	Exxon Mobil Corp.(a)	1,364,086
227	HF Sinclair Corp.	12,537
3,501	Occidental Petroleum Corp.	218,813
1,205	Ovintiv Inc.	62,262
1,598	Phillips 66	227,092
629	Range Resources Corp.	23,216
2,703	Suncor Energy Inc.	110,337
	Total Oil & Gas	3,029,252
Oil & Gas Services - 0.3%
1,770	NOV Inc.	33,311
5,640	Schlumberger NV	258,820
	Total Oil & Gas Services	292,131
Pipelines - 0.2%
451	Enbridge Inc.	16,498

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - (continued)
1,562	Targa Resources Corp.	$184,675
257	TC Energy Corp.	9,910
	Total Pipelines	211,083
	TOTAL ENERGY	3,532,466
FINANCIAL - 14.8%
Banks - 4.4%
5,068	Banco Bradesco SA, ADR	12,467
15,858	Bank of America Corp.(a)	634,161
60	Bank of Montreal	5,347
5,686	Citigroup Inc.	354,295
255	Cullen/Frost Bankers Inc.	25,903
1,227	East West Bancorp Inc.	91,031
2,100	First Horizon Corp.	33,264
1,246	Goldman Sachs Group Inc.	568,824
554	ICICI Bank Ltd., ADR	14,814
4,360	Itau Unibanco Holding SA, ADR	26,116
6,735	JPMorgan Chase & Co.(a)	1,364,713
1,435	M&T Bank Corp.	217,546
4,157	Morgan Stanley	406,721
9,852	Wells Fargo & Co.	590,332
	Total Banks	4,345,534
Diversified Financial Services - 3.8%
2,097	American Express Co.	503,280
940	Ameriprise Financial Inc.	410,413
453	Brookfield Asset Management Ltd., Class A Shares	17,776
2,932	Charles Schwab Corp.	214,857
28	Credit Acceptance Corp.*	13,743
322	Evercore Inc., Class A Shares	65,347
1,682	Jefferies Financial Group Inc.	78,247
2,305	Mastercard Inc., Class A Shares(a)	1,030,496
2,501	Nasdaq Inc.	147,634
4,380	Visa Inc., Class A Shares(a)	1,193,375
249	Voya Financial Inc.	18,879
	Total Diversified Financial Services	3,694,047
Equity Real Estate Investment Trusts (REITs) - 2.1%
2,759	American Homes 4 Rent, Class A Shares	99,434
4,452	CubeSmart	188,364
6,486	Equity Residential	421,785
813	Essex Property Trust Inc.	211,209
3	NET Lease Office Properties	71
7,245	Realty Income Corp.	384,420
352	Sun Communities Inc.	41,532
12,932	VICI Properties Inc., Class A Shares	371,278
5,217	WP Carey Inc.	294,239
	Total Equity Real Estate Investment Trusts (REITs)	2,012,332
Insurance - 4.2%
3,161	Aflac Inc.	284,079
955	Aon PLC, Class A Shares	268,966
1,800	Arthur J Gallagher & Co.	455,994
5,260	Berkshire Hathaway Inc., Class B Shares*	2,179,744

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
2,817	Brown & Brown Inc.	$252,150
2,124	Fidelity National Financial Inc.	106,965
5,545	Manulife Financial Corp.	143,948
104	Markel Group Inc.*	170,725
187	RenaissanceRe Holdings Ltd.	42,610
2,111	Unum Group	113,698
1,697	WR Berkley Corp.	137,508
	Total Insurance	4,156,387
Private Equity - 0.2%
1,210	Brookfield Corp.	52,623
1,435	KKR & Co., Inc.	147,575
	Total Private Equity	200,198
Real Estate - 0.1%
665	Jones Lang LaSalle Inc.*	134,377
	TOTAL FINANCIAL	14,542,875
INDUSTRIAL - 7.6%
Aerospace/Defense - 1.6%
1,825	Boeing Co.*	324,138
1,276	General Dynamics Corp.	382,507
3,619	General Electric Co.	597,642
1,075	HEICO Corp.	238,403
	Total Aerospace/Defense	1,542,690
Building Materials - 0.4%
315	Lennox International Inc.	158,319
2,282	Louisiana-Pacific Corp.	209,214
	Total Building Materials	367,533
Electrical Components & Equipment - 0.4%
359	Acuity Brands Inc.	93,200
1,994	AMETEK Inc.	338,143
	Total Electrical Components & Equipment	431,343
Electronics - 0.7%
4,633	Amphenol Corp., Class A Shares	613,270
931	Sensata Technologies Holding PLC	38,469
	Total Electronics	651,739
Engineering & Construction - 0.1%
694	AECOM	60,614
Environmental Control - 0.4%
1,466	Republic Services Inc., Class A Shares	271,489
806	Waste Connections Inc.	132,442
	Total Environmental Control	403,931
Hand/Machine Tools - 0.0%
148	Lincoln Electric Holdings Inc.	29,061
Machinery-Construction & Mining - 0.8%
1,347	BWX Technologies Inc.	124,099
1,605	Caterpillar Inc.	543,325
936	GE Vernova Inc.*	164,642
	Total Machinery-Construction & Mining	832,066
Machinery-Diversified - 1.3%
227	AGCO Corp.	24,364
2,427	Cognex Corp.	110,477

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
911	Deere & Co.	$341,406
1,956	Graco Inc.	157,947
710	IDEX Corp.	148,134
345	Nordson Corp.	80,978
704	Rockwell Automation Inc.	181,301
1,686	Xylem Inc.	237,760
	Total Machinery-Diversified	1,282,367
Miscellaneous Manufacturers - 0.5%
2,170	3M Co.	217,304
330	Carlisle Cos., Inc.	138,036
1,974	Textron Inc.	172,942
	Total Miscellaneous Manufacturers	528,282
Packaging & Containers - 0.3%
617	Crown Holdings Inc.	51,945
906	Packaging Corp. of America	166,242
1,417	Sonoco Products Co.	86,961
	Total Packaging & Containers	305,148
Transportation - 1.1%
530	Canadian National Railway Co.	67,485
1,121	Canadian Pacific Kansas City Ltd.	88,963
2,139	Union Pacific Corp.	498,002
2,665	United Parcel Service Inc., Class B Shares	370,248
283	XPO Inc.*	30,275
	Total Transportation	1,054,973
	TOTAL INDUSTRIAL	7,489,747
TECHNOLOGY - 29.1%
Computers - 7.5%
1,611	Accenture PLC, Class A Shares	454,769
32,619	Apple Inc.(a)	6,271,003
484	Check Point Software Technologies Ltd.*	72,842
614	Dell Technologies Inc., Class C Shares	85,690
2,662	International Business Machines Corp.	444,155
	Total Computers	7,328,459
Semiconductors - 11.4%
4,067	Advanced Micro Devices Inc.*	678,782
2,573	Applied Materials Inc.	553,401
145	ASML Holding NV, Class NY Registered Shares, ADR	139,251
1,071	Broadcom Inc.(a)	1,422,877
285	Cirrus Logic Inc.*	32,689
682	Entegris Inc.	86,171
527	Lam Research Corp.	491,396
1,683	Marvell Technology Inc.	115,807
3,158	Micron Technology Inc.	394,750
5,526	NVIDIA Corp.(a)	6,058,320
1,151	NXP Semiconductors NV	313,187
2,501	ON Semiconductor Corp.*	182,673
2,906	QUALCOMM Inc.	592,969
855	Silicon Laboratories Inc.*	107,875

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$26,583
	Total Semiconductors	11,196,731
Software - 10.2%
1,206	Adobe Inc.*(a)	536,381
766	Intuit Inc.	441,553
16,798	Microsoft Corp.(a)	6,973,354
4,576	Oracle Corp.	536,261
2,605	Salesforce Inc.(a)	610,716
470	SAP SE, ADR	85,747
596	ServiceNow Inc.*	391,530
3,477	SS&C Technologies Holdings Inc.	215,748
233	Veeva Systems Inc., Class A Shares*	40,600
247	Workday Inc., Class A Shares*	52,228
1,678	Zoom Video Communications Inc., Class A Shares*	102,929
	Total Software	9,987,047
	TOTAL TECHNOLOGY	28,512,237
UTILITIES - 2.9%
Electric - 2.6%
8,194	Ameren Corp.	601,194
6,100	American Electric Power Co., Inc.	550,525
3,809	Consolidated Edison Inc.	360,141
18,307	PPL Corp.	536,944
7,993	Xcel Energy Inc.	443,212
	Total Electric	2,492,016
Water - 0.3%
7,972	Essential Utilities Inc.	300,783
	TOTAL UTILITIES	2,792,799
	TOTAL COMMON STOCKS
	(Cost - $76,703,763)	97,355,306

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.4%
Index Option - 0.4%
61	$32,192,811	S&P 500 Index Options, Put,@ $4,995.00, expires 6/28/24, Counterparty: MSC	54,290
61	32,192,811	S&P 500 Index Options, Put,@ $4,805.00, expires 7/31/24, Counterparty: MSC	79,300
61	32,192,811	S&P 500 Index Options, Put,@ $5,005.00, expires 8/30/24, Counterparty: MSC	235,460
		TOTAL PURCHASED OPTIONS
		(Cost - $820,895)	369,050
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $77,524,658)	97,724,356

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (continued)

Face Amount		Value
SHORT-TERM INVESTMENTS - 0.9%
TIME DEPOSITS - 0.9%
$116,848	ANZ National Bank - London, 4.680% due 6/3/24	$116,848
776,299	JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	776,299
	TOTAL TIME DEPOSITS
	(Cost - $893,147)	893,147
	TOTAL INVESTMENTS - 100.7%
	(Cost - $78,417,805)	98,617,503
	Liabilities in Excess of Other Assets - (0.7)%	(677,722)
	TOTAL NET ASSETS - 100.0%	$97,939,781

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	28.9%
Consumer Non-cyclical	16.7
Financial	14.7
Communications	14.6
Consumer Cyclical	7.8
Industrial	7.6
Energy	3.6
Utilities	2.8
Basic Materials	2.0
Purchased Options	0.4
Short-Term Investments	0.9
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2024 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
61	32,192,811	S&P 500 Index Options, Put	MSC	6/28/24	$4,200.00	$(7,320)
30	15,832,530	S&P 500 Index Options, Call	MSC	6/28/24	5,555.00	(4,725)
61	32,192,811	S&P 500 Index Options, Put	MSC	7/31/24	4,050.00	(19,825)
31	16,360,281	S&P 500 Index Options, Call	MSC	7/31/24	5,340.00	(266,600)
61	32,192,811	S&P 500 Index Options, Put	MSC	8/30/24	4,225.00	(45,750)
31	16,360,281	S&P 500 Index Options, Call	MSC	8/30/24	5,540.00	(116,870)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $492,147)				$(461,090)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2024 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Invetsments ("Brinker Capital" or the "Adviser"). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$82,926,061	$82,926,061	$–	$–
Communications	575,425,705	575,425,705	–	–
Consumer Cyclical	462,460,931	462,460,931	–	–
Consumer Non-cyclical	803,490,412	803,490,412	–	–
Energy	174,734,156	174,734,156	–	–
Financial	709,685,973	709,124,754	–	561,219
Industrial	310,887,530	310,887,530	–	–
Technology	1,057,869,759	1,055,713,101	–	2,156,658
Utilities	78,418,769	78,418,769	–	–
Exchange Traded Fund (ETF)	25,012,147	25,012,147	–	–
Preferred Stocks	4,621,797	–	–	4,621,797
Short-Term Investments:
Time Deposits	62,307,708	–	62,307,708	–
Money Market Fund	8,495,256	8,495,256	–	–
Total Investments, at value	$4,356,336,204	$4,286,688,822	$62,307,708	$7,339,674
Other Financial Instruments - Assets
Futures Contract	$30,115	$30,115	$–	$–
Total Other Financial Instruments - Assets	$30,115	$30,115	$–	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$49,169,633	$49,169,633	$–	$–
Communications	30,401,504	30,401,504	–	–
Consumer Cyclical	99,166,917	99,166,917	–	–
Consumer Non-cyclical	172,279,187	172,279,048	–	139
Energy	47,153,060	47,153,060	–	–
Financial	157,438,582	157,438,582	–	–
Government	29,650	29,650	–	–
Industrial	187,926,553	187,926,553	–	–
Technology	86,136,946	86,136,946	–	–
Utilities	26,292,703	26,292,703	–	–
Exchange Traded Fund (ETF)	11,923,754	11,923,754	–	–
Real Estate Investment Trusts (REITs)	73,449	73,449	–	–
Limited Partnership	50,072	50,072	–	–
Closed-End Fund	3,157	3,157	–	–
Right	440	–	440	–
Warrant	–	–	–	–	*
Short-Term Investments:
Time Deposits	21,507,969	–	21,507,969	–
Money Market Fund	16,595,915	16,595,915	–	–
Total Investments, at value	$906,149,491	$884,640,943	$21,508,409	$139
Other Financial Instruments - Assets
Futures Contracts	$4,320	$4,320	$–	$–
Total Other Financial Instruments - Assets	$4,320	$4,320	$–	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,279,850	$–	$1,279,850	$–
Common Stocks:
Basic Materials	24,756,562	15,308,814	9,447,748	–
Communications	30,035,453	18,886,258	11,149,195	–
Consumer Cyclical	29,991,404	24,637,068	5,354,336	–
Consumer Non-cyclical	103,129,047	74,545,899	28,583,148	–
Energy	45,719,740	25,173,422	20,546,318	–
Financial	105,001,956	70,619,933	34,382,023	–
Industrial	53,077,995	32,706,635	20,371,360	–
Technology	30,158,132	25,161,188	4,996,944	–
Utilities	56,719,603	46,409,455	10,310,148	–
Exchange Traded Funds (ETFs)	90,189,287	90,189,287	–	–
Right	72,742	–	72,742	–
Short-Term Investments:
Time Deposits	9,368,988	–	9,368,988	–
Money Market Fund	6,445,318	6,445,318	–	–
Total Investments, at value	$585,946,077	$430,083,277	$155,862,800	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(25,635)	$(25,635)	$–	$–
Total Other Financial Instruments - Liabilities	$(25,635)	$(25,635)	$–	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$4,258,049	$4,258,049	$–	$–
Australia	48,970,992	–	48,970,992	–
Austria	2,266,422	–	2,266,422	–
Belgium	5,415,840	–	5,415,840	–
Bermuda	3,234,417	–	3,234,417	–
Brazil	32,997,602	6,919,856	26,077,746	–
Cambodia	21,487	–	21,487	–
Canada	119,617,906	15,977,218	103,640,688	–
Chile	217,107	–	217,107	–
China	59,484,317	22,506,381	36,977,936	–
Denmark	28,773,022	7,052,958	21,720,064	–
Finland	26,068,718	–	26,068,718	–
France	173,616,011	–	173,616,011	–
Germany	154,225,807	–	154,225,807	–
Greece	1,922,831	–	1,922,831	–
Hong Kong	61,760,683	–	61,760,683	–
India	128,333,865	6,140,033	122,193,832	–
Indonesia	13,526,355	–	13,526,355	–
Ireland	32,568,813	7,736,891	24,831,922	–
Israel	5,764,145	2,089,027	3,675,118	–
Italy	51,975,541	1,200,103	50,775,438	–
Japan	341,132,928	–	341,132,928	–
Jersey, Channel Islands	2,188,970	–	2,188,970	–
Jordan	87,741	–	87,741	–
Lithuania	1,741,905	–	1,741,905	–
Luxembourg	2,257,101	–	2,257,101	–
Macau	171,088	–	171,088	–
Malaysia	1,087,272	–	1,087,272	–
Mexico	6,798,123	–	6,798,123	–
Netherlands	85,210,556	2,574,973	82,635,583	–
New Zealand	1,475,574	–	1,475,574	–
Norway	30,322,665	2,263,741	28,058,924	–
Peru	1,785,125	1,785,125	–	–
Philippines	4,273,531	–	4,273,531	–
Poland	7,525,548	–	7,525,548	–
Portugal	7,974,413	–	7,974,413	–
Russia	738	–	–	738
Saudi Arabia	2,391,133	–	2,391,133	–
Singapore	21,302,712	1,560,320	19,742,392	–
South Africa	9,049,735	894,947	8,154,788	–
South Korea	81,379,192	–	81,379,192	–
Spain	31,336,686	–	31,336,686	–
Sweden	71,435,893	–	71,435,893	–
Switzerland	108,759,653	2,392,616	106,367,037	–
Taiwan	72,587,960	14,621,880	57,966,080	–
Thailand	2,049,307	–	2,049,307	–
Turkey	5,661,972	–	5,661,972	–
United Kingdom	198,691,987	7,837,226	190,570,618	284,143
United States	50,754,354	48,823,905	1,320,319	610,130
Uruguay	11,837,479	11,837,479	–	–
Vietnam	716,225	–	716,225	–
Exchange Traded Funds (ETFs)	57,933,913	57,933,913	–	–
Preferred Stocks:
Germany	10,270,103	–	10,270,103	–
United States	34,133	–	–	34,133
Warrants:
Canada	–	–	–	–	*
United States	860	860	–	–
Rights	67,929	–	67,929	–
Short-Term Investments:
Time Deposits	37,118,231	–	37,118,231	–
U.S. Government Agency	6,440,000	–	6,440,000	–
Money Market Fund	29,461,653	29,461,653	–	–
Total Investments, at value	$2,258,334,318	$255,869,154	$2,001,536,020	$929,144
Other Financial Instruments - Asset
Futures Contract	$105,190	$105,190	$–	$–
Total Other Financial Instruments - Assets	$105,190	$105,190	$–	$–

Other Financial Instruments - Liabilities
OTC Total Return Swaps on Baskets	$(2,462,917)	$–	$(2,462,917)	$–
Total Other Financial Instruments - Liabilities	$(2,462,917)	$–	$(2,462,917)	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$469,440,684	$–	$469,440,684	$–
U.S. Government Agencies & Obligations	429,806,975	–	429,806,975	–
Collateralized Mortgage Obligations	394,421,084	–	394,421,084	–
Corporate Bonds & Notes	391,858,315	–	391,858,315	–
Asset-Backed Securities	207,784,450	–	207,784,450	–
Senior Loans	12,765,796	–	12,765,796	–
Sovereign Bonds	9,764,168	–	9,764,168	–
Municipal Bonds	2,499,543	–	2,499,543	–
Exchange Traded Fund (ETF)	52,621,277	52,621,277	–	–
Common Stocks	11,595	11,595	–	–
Short-Term Investments:
Time Deposits	49,555,465	–	49,555,465	–
Total Investments, at value	$2,020,529,352	$52,632,872	$1,967,896,480	$–
Other Financial Instruments - Assets
Futures Contracts	$157,130	$157,130	$–	$–
OTC Interest Rate Swap	990,323	–	990,323	–
Total Other Financial Instruments - Assets	$1,147,453	$157,130	$990,323	$–
Other Financial Instruments - Liabilities
Forward Sale Commitments	$(29,874,699)	$–	$(29,874,699)	$–
Futures Contracts	(92,136)	(92,136)	–	–
Total Other Financial Instruments - Liabilities	$(29,966,835)	$(92,136)	$(29,874,699)	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$11,111,108	$–	$11,111,108	$–
Communications	25,522,563	–	25,522,563	–
Consumer Cyclical	9,358,734	–	9,358,734	–
Consumer Non-cyclical	35,767,763	–	28,545,313	7,222,450
Energy	15,166,836	–	15,166,836	–
Financial	20,028,376	–	20,028,376	–
Healthcare	4,339,595	–	–	4,339,595
Industrial	12,358,218	–	12,358,218	–
Technology	8,904,815	–	8,904,815	–
Utilities	3,002,742	–	3,002,742	–
Asset-Backed Securities	48,750,862	–	48,750,862	–
Collateralized Mortgage Obligations	39,938,216	–	39,938,216	–
U.S. Government Obligations	29,884,183	–	29,884,183	–
Senior Loans	24,197,260	–	20,580,373	3,616,887
Mortgage-Backed Securities	1,345,506	–	1,345,506	–
Sovereign Bonds	873,231	–	873,231	–
Exchange Traded Fund (ETF)	70,168,768	70,168,768	–	–
Preferred Stocks	5,239,288	5,239,288	–	–
Common Stocks:
Consumer Non-cyclical	85,663	85,663	–	–
Diversified	4,401,100	4,401,100	–	–	*
Financial	615,859	–	–	615,859
Warrants:
Basic Materials	– *	–	–	–	*
Diversified	5,263	5,263	–	–
Short-Term Investments:
Corporate Note	1,468,461	–	–	1,468,461
Time Deposits	14,060,836	–	14,060,836	–
U.S. Government Obligations	10,160,344	–	10,160,344	–
Money Market Fund	722,785	722,785	–	–
Total Investments, at value	$397,478,375	$80,622,867	$299,592,256	$17,263,252

Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$4,012	$–	$4,012	$–
Total Other Financial Instruments - Assets	$4,012	$–	$4,012	$–

Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(247,719)	$–	$(247,719)	$–
Total Other Financial Instruments - Liabilities	$(247,719)	$–	$(247,719)	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$10,126,734		$–	$10,126,734	$–
Bermuda	6,300,735		–	6,300,735	–
Brazil	11,830,390		–	11,830,390	–
Canada	32,782,371		–	32,782,371	–
Cayman Islands	5,797,784		–	5,797,784	–
Chile	17,046,757		–	17,046,757	–
Colombia	19,279,252		–	19,279,252	–
France	4,586,003		–	4,586,003	–
Germany	10,107,038		–	10,107,038	–
Guatemala	4,966,741		–	4,966,741	–
India	18,560,571		–	18,560,571	–
Indonesia	24,557,173		–	24,557,173	–
Isle of Man	178,277		–	178,277	–
Italy	9,076,477		–	9,076,477	–
Jersey, Channel Islands	3,957,696		–	3,957,696	–
Luxembourg	36,291,244		–	36,291,244	–
Mauritius	2,476,686		–	2,476,686	–
Mexico	38,224,097		–	38,224,097	–
Netherlands	27,475,041		–	27,475,041	–
Norway	8,326,139		–	8,326,139	–
Panama	2,983,848		–	2,983,848	–
Paraguay	761,400		–	761,400	–
Peru	30,595,332		–	30,595,332	–
Portugal	–	*	–	–	–	*
Singapore	24,834,296		–	24,834,296	–
South Korea	5,107,986		–	5,107,986	–
Spain	9,742,814		–	9,742,814	–
Sweden	14,267,687		–	14,267,687	–
Switzerland	1,969,476		–	1,969,476	–
United Kingdom	13,677,516		–	13,677,516	–
United States	166,438,270		–	157,487,343	8,950,927
Senior Loans	66,795,894		–	65,801,572	994,322
Collateralized Mortgage Obligation	2,880,617		–	2,880,617	–
Sovereign Bonds	1,993,302		–	1,993,302	–
Preferred Stocks:
Bermuda	1,991,888		1,991,888	–	–
United Kingdom	36,414		36,414	–	–
United States	21,902,895		20,299,819	1,195,803	407,273
Common Stocks:
United States	6,816,758		4,009,581	–	2,807,177
Exchange Traded Fund (ETF)	104,471,449		104,471,449	–	–
Warrants:
Bermuda	–	*	–	–	–	*
Brazil	–	*	–	–	–	*
Canada	–	*	–	–	–	*
Israel	–	*	–	–	–	*
United States	1,355		1,355	–	–
Short-Term Investments:
Commercial Papers	34,328,548		–	34,328,548	–
Corporate Note	2,165,123		–	–	2,165,123
Time Deposits	14,385,017		–	14,385,017	–
Money Market Fund	1,134,179		1,134,179	–	–
Total Investments, at value	$821,229,270		$131,944,685	$673,959,763	$15,324,822
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$12,778		$–	$12,778	$–
Total Other Financial Instruments - Assets	$12,778		$–	$12,778	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(43,482)		$(43,482)	$–	$–
Forward Foreign Currency Contracts	(661,690)		–	(661,690)	–
Short Sales
Corporate Bonds & Notes	(9,139,644)		–	(9,139,644)	–
Total Other Financial Instruments - Liabilities	$(9,844,816)		$(43,482)	$(9,801,334)	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Asset-Backed Securities	$135,095,999	$–	$135,095,999	$–
Collateralized Mortgage Obligations	122,681,852	–	122,681,852	–
Corporate Bonds & Notes	108,931,842	–	108,931,842	–
Senior Loans	14,132,119	–	14,132,119	–
Open-End Funds	162,354,551	162,354,551	–	–
Common Stocks	85,738,979	85,738,979	–	–
Preferred Stock	7,786,606	7,786,606	–	–
Warrants	235,425	235,425	–	–
Short-Term Investments:
Time Deposit	69,373,476	–	69,373,476	–
Money Market Fund	15	15	–	–
Total Investments, at value	$706,330,864	$256,115,576	$450,215,288	$–
Other Financial Instruments - Assets
OTC Credit Default Swaps	$15,178,662	$–	$15,178,662	$–
OTC Total Return Swaps	1,020,402	–	1,020,402	–
Total Other Financial Instruments - Assets	$16,199,064	$–	$16,199,064	$–
Other Financial Instruments - Liabilities
OTC Total Return Swap	$(133,900)	$–	$(133,900)	$–
Short Sales
Common Stock	(922,651)	(922,651)	–	–
Exchange Traded Fund (ETF)	(8,744,366)	(8,744,366)	–	–
Corporate Bond & Note	(1,305,252)	–	(1,305,252)	–
Total Other Financial Instruments - Liabilities	$(11,106,169)	$(9,667,017)	$(1,439,152)	$–

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$768,227,487	$–	$768,227,487	$–
Exchange Traded Fund (ETF)	31,188,163	31,188,163	–	–
Short-Term Investments:
Municipal Bonds	7,866,359	–	7,866,359	–
Time Deposits	20,037,348	–	20,037,348	–
Money Market Fund	32,914,301	32,914,301	–	–
Total Investments, at value	$860,233,658	$64,102,464	$796,131,194	$–

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$97,355,306	$97,355,306	$–	$–
Purchased Option	369,050	369,050	–	–
Short-Term Investments:
Time Deposits	893,147	–	893,147	–
Total Investments, at value	$98,617,503	$97,724,356	$893,147	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(461,090)	$(461,090)	$–	$–
Total Other Financial Instruments - Liabilities	$(461,090)	$(461,090)	$–	$–

 * Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

May 31, 2024 (unaudited) (continued)

2. Investment valuation (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2024 through May 31, 2024:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans	Warrants	Short Terms	Equity linked Notes
Destinations Large Cap Equity Fund
Balance as of February 29, 2024	$12,879,565	$5,056,418	$-	$7,823,147	$-	$-	$-	$-	$-
Purchases	-	-	-	-	-	-	-	-	-
(Sales/Paydowns)	(3,209,224)	(1,357,029)	-	(1,852,195)	-	-	-	-	-
Total realized gain (loss)	(887,700)	(686,166)	-	(201,534)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(1,442,967)	(295,346)	-	(1,147,621)	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2024	$7,339,674	$2,717,877	$-	$4,621,797	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$(1,508,209)	$110,095	$-	$(1,618,304)	$-	$-	$-	$-	$-

Destinations Small-Mid Cap Equity Fund
Balance as of February 29, 2024	$139	$139	$-	$-	$-	$-	$-	$-	$-
Purchases	902	-	-	-	-	-	902	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(902)	-	-	-	-	-	(902)	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of may 31, 2024	$139	$139	$-	$-	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$-	$-	$-	$-	$-	$-	$-	$-	$-

Destinations International Equity Fund
Balance as of February 29, 2024	$926,754	$891,469	$-	$34,085	$1,200	$-	$-	$-	$-
Purchases	-	-	-	-	-	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	2,390	3,542	-	48	(1,200)	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2024	$929,144	$895,011	$-	$34,133	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$2,708	$2,660	$-	$48	$-	$-	$-	$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2024	$17,699,942	$617,841	$12,718,313	$-	$-	$2,895,327	$-	$1,468,461	$-
Purchases	732,988	-	-	-	-	732,988	-	-	-
(Sales/Paydowns)	(781,157)	-	(773,827)	-	-	(7,330)	-	-	-
Total realized gain (loss)	71,847	-	72,030	-	-	(183)	-	-	-
Change in unrealized appreciation (depreciation)	(460,368)	(1,982)	(454,471)	-	-	(3,915)	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2024	$17,263,252	$615,859	$11,562,045	$-	$-	$3,616,887	$-	$1,468,461	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$(492,678)	$(1,982)	$(486,781)	$-	$-	$(3,915)	$-	$-	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2024	$16,823,495	$3,894,615	$10,112,963	$491,184	$-	$159,610	$-	$2,165,123	$-
Purchases	998,827	-	164,115	-	-	834,712	-	-	-
(Sales/Paydowns)	(859,219)	(818,335)	(40,884)	-	-	-	-	-	-
Total realized gain (loss)	30,879	30,879	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(1,669,160)	(299,982)	(1,285,267)	(83,911)	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2024	$15,324,822	$2,807,177	$8,950,927	$407,273	$-	$994,322	$-	$2,165,123	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$(1,395,893)	$(1,890)	$(1,310,092)	$(83,911)	$-	$-	$-	$-	$-

Notes to Financial Statements

May 31, 2024 (unaudited) (concluded)

3. Investments

At May 31, 2024, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,095,428,675	$1,300,216,586	$(39,278,942)	$1,260,937,644
Destinations Small-Mid Cap Equity Fund	750,621,777	176,165,487	(20,633,453)	155,532,034
Destinations International Equity Fund	1,855,641,807	510,640,303	(110,305,519)	400,334,784
Destinations Equity Income Fund	502,266,405	97,386,406	(13,732,369)	83,654,037
Destinations Core Fixed Income Fund	2,176,305,978	12,947,443	(197,543,451)	(184,596,008)
Destinations Low Duration Fixed Income Fund	409,244,899	3,794,711	(15,804,942)	(12,010,231)
Destinations Global Fixed Income Opportunities Fund	824,305,292	15,533,368	(28,441,428)	(12,908,060)
Destinations Municipal Fixed Income Fund	870,882,637	14,073,906	(24,722,885)	(10,648,979)
Destinations Multi Strategy Alternatives Fund	671,488,737	54,278,882	(14,343,860)	39,935,022
Destinations Shelter Fund	77,925,658	23,855,190	(3,624,435)	20,230,755